THE DFA INVESTMENT TRUST COMPANY
PORTFOLIO HOLDINGS REPORT
July 31, 2022
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
ST	Special Tax
BAM	Build America Mutual
CP	Certificate Participation
GDR	Global Depositary Receipt

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).

The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (7.9%)
	Activision Blizzard, Inc.	914,042	$73,077,658
	AT&T, Inc.	21,707,840	407,673,235
#*	Charter Communications, Inc., Class A	796	343,952
	Comcast Corp., Class A	13,782,625	517,124,090
#*	DISH Network Corp., Class A	655,458	11,385,306
	Electronic Arts, Inc.	14,953	1,962,282
#	Fox Corp., Class A	1,012,263	33,516,028
	Fox Corp., Class B	398,625	12,317,513
	Interpublic Group of Cos., Inc.	975,627	29,141,979
#*	Liberty Broadband Corp., Class A	27,366	2,953,612
*	Liberty Broadband Corp., Class C	255,397	27,820,395
#*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,435,029
#*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	5,324,147
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	6,261,471
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	14,276,107
#	Lumen Technologies, Inc.	6,413,688	69,845,062
#*	Madison Square Garden Entertainment Corp.	8,266	481,329
	News Corp., Class A	579,629	9,934,841
	News Corp., Class B	64,856	1,120,712
	Omnicom Group, Inc.	60,652	4,235,936
#	Paramount Global, Class A	2,909	78,659
#	Paramount Global, Class B	1,966,931	46,517,918
*	Take-Two Interactive Software, Inc.	426	56,543
*	T-Mobile U.S., Inc.	1,375,885	196,834,108
	Verizon Communications, Inc.	8,304,400	383,580,236
*	Walt Disney Co.	1,959,364	207,888,520
*	Warner Bros Discovery, Inc.	7,788,847	116,832,705
TOTAL COMMUNICATION SERVICES			2,183,019,373
CONSUMER DISCRETIONARY — (5.8%)
	Advance Auto Parts, Inc.	260,851	50,505,971
*	Aptiv PLC	232,008	24,335,319
	Aramark	806,008	26,920,667
#	Autoliv, Inc.	270,018	23,221,548
	BorgWarner, Inc.	1,106,571	42,558,721
*	Capri Holdings Ltd.	26,730	1,301,216
#*	CarMax, Inc.	376,371	37,463,969
#*	Carnival Corp.	1,380,879	12,510,764
#	Dick's Sporting Goods, Inc.	20,800	1,946,672
#*	Dollar Tree, Inc.	570,583	94,351,605
	DR Horton, Inc.	2,564,114	200,077,815
	eBay, Inc.	1,567,485	76,226,796
	Ford Motor Co.	7,664,173	112,586,701
#	Garmin Ltd.	539,512	52,667,161
*	General Motors Co.	4,580,910	166,103,797
	Gentex Corp.	998,057	28,165,169
	Genuine Parts Co.	7,025	1,073,912
	Hasbro, Inc.	36,378	2,863,676
*	Hyatt Hotels Corp., Class A	135,848	11,241,422
	Lear Corp.	354,145	53,525,475
	Lennar Corp., Class A	1,101,303	93,610,755
	Lennar Corp., Class B	37,985	2,578,422
#	Lithia Motors, Inc.	108,700	28,835,936

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	1,704,698	$93,485,638
	MGM Resorts International	1,571,958	51,450,185
*	Mohawk Industries, Inc.	519,973	66,806,131
#	Newell Brands, Inc.	423,698	8,562,937
	PulteGroup, Inc.	2,158,563	94,156,518
	Qurate Retail, Inc., Class A	63,525	173,423
#	Ralph Lauren Corp.	234,179	23,097,075
#*	Royal Caribbean Cruises Ltd.	573,904	22,215,824
	Tapestry, Inc.	359,369	12,085,580
#	Whirlpool Corp.	486,520	84,104,712
TOTAL CONSUMER DISCRETIONARY			1,600,811,512
CONSUMER STAPLES — (6.3%)
	Archer-Daniels-Midland Co.	1,132,777	93,759,952
#*	BellRing Brands, Inc.	100,936	2,436,595
	Bunge Ltd.	586,403	54,142,589
#	Campbell Soup Co.	75,842	3,742,803
	Conagra Brands, Inc.	713,685	24,415,164
	Constellation Brands, Inc., Class A	304,615	75,029,721
*	Darling Ingredients, Inc.	496,900	34,425,232
	General Mills, Inc.	2,009,243	150,271,284
	Hormel Foods Corp.	256,836	12,672,288
	Ingredion, Inc.	6,180	562,256
	J M Smucker Co.	656,528	86,871,785
	Keurig Dr Pepper, Inc.	148,700	5,760,638
	Kraft Heinz Co.	921,270	33,930,374
	Kroger Co.	3,344,736	155,329,540
	McCormick & Co., Inc.	34,185	2,986,060
#	Molson Coors Beverage Co., Class B	452,391	27,030,362
	Mondelez International, Inc., Class A	3,220,563	206,244,855
#*	Pilgrim's Pride Corp.	6,211	194,839
*	Post Holdings, Inc.	79,616	6,921,815
#	Seaboard Corp.	13	52,788
	Tyson Foods, Inc., Class A	1,703,838	149,954,782
*	U.S. Foods Holding Corp.	810,698	25,536,987
	Walgreens Boots Alliance, Inc.	2,588,255	102,546,663
	Walmart, Inc.	3,565,991	470,889,112
TOTAL CONSUMER STAPLES			1,725,708,484
ENERGY — (13.4%)
	Baker Hughes Co.	1,064,164	27,338,373
	Cabot Oil & Gas Corp.	966,249	29,557,557
	Chevron Corp.	4,446,899	728,313,118
	ConocoPhillips	5,239,620	510,496,176
#	Continental Resources, Inc.	7,637	526,113
	Devon Energy Corp.	767,116	48,213,241
	Diamondback Energy, Inc.	7,337	939,283
	EOG Resources, Inc.	1,171,923	130,341,276
	Exxon Mobil Corp.	10,375,424	1,005,689,848
	Halliburton Co.	1,791,236	52,483,215
	Hess Corp.	1,026,523	115,453,042
	HF Sinclair Corp.	392	18,745
	Kinder Morgan, Inc.	4,353,789	78,324,664
	Marathon Oil Corp.	1,065,085	26,414,108
	Marathon Petroleum Corp.	1,362,907	124,924,056
	NOV, Inc.	23,459	436,572
	Occidental Petroleum Corp.	2,402,869	157,988,637
	ONEOK, Inc.	1,043,234	62,322,799

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Phillips 66	938,504	$83,526,856
	Pioneer Natural Resources Co.	483,420	114,546,369
	Schlumberger NV	3,067,826	113,601,597
	Targa Resources Corp.	438,261	30,288,218
	Valero Energy Corp.	903,791	100,112,929
	Williams Cos., Inc.	3,732,198	127,230,630
TOTAL ENERGY			3,669,087,422
FINANCIALS — (18.9%)
	Aflac, Inc.	1,552,844	88,977,961
*	Alleghany Corp.	32,173	26,944,244
	Allstate Corp.	879,506	102,875,817
	Ally Financial, Inc.	2,802,841	92,689,952
	American Financial Group, Inc.	324,322	43,355,365
	American International Group, Inc.	1,394,312	72,183,532
	Apollo Global Management, Inc.	140,892	8,044,933
*	Arch Capital Group Ltd.	522,976	23,220,134
	Assurant, Inc.	225,564	39,649,640
	Axis Capital Holdings Ltd.	3,443	173,837
	Bank of America Corp.	8,461,139	286,071,076
	Bank of New York Mellon Corp.	2,367,972	102,912,063
*	Berkshire Hathaway, Inc., Class B	1,865,663	560,818,298
	BOK Financial Corp.	6,114	538,215
	Capital One Financial Corp.	1,429,435	156,994,846
	Charles Schwab Corp.	3,700	255,485
	Chubb Ltd.	588,566	111,027,090
	Citigroup, Inc.	4,208,258	218,408,590
	Citizens Financial Group, Inc.	925,776	35,151,715
	CNA Financial Corp.	188,355	7,990,019
	Comerica, Inc.	155,103	12,062,360
	East West Bancorp, Inc.	105,524	7,574,513
	Equitable Holdings, Inc.	10,374	294,933
	Everest Re Group Ltd.	89,259	23,327,840
	Fidelity National Financial, Inc.	82,088	3,280,237
	Fifth Third Bancorp	3,707,890	126,513,207
	First Horizon Corp.	75,600	1,690,416
#	Franklin Resources, Inc.	55,372	1,519,961
	Goldman Sachs Group, Inc.	1,053,078	351,085,674
	Hartford Financial Services Group, Inc.	2,242,221	144,555,988
	Huntington Bancshares, Inc.	3,232,098	42,954,582
	Invesco Ltd.	245,316	4,351,906
	Jefferies Financial Group, Inc.	303,442	9,883,106
	JPMorgan Chase & Co.	7,238,916	835,081,350
	KeyCorp	3,705,439	67,809,534
	Lincoln National Corp.	389,439	19,993,798
	Loews Corp.	912,236	53,137,747
	M&T Bank Corp.	214,257	38,019,905
*	Markel Corp.	1,271	1,648,665
	MetLife, Inc.	948,349	59,983,074
	Morgan Stanley	2,996,101	252,571,314
	Northern Trust Corp.	7,507	749,048
	Old Republic International Corp.	748,155	17,409,567
	PNC Financial Services Group, Inc.	612,680	101,668,119
#	Principal Financial Group, Inc.	1,613,709	108,021,680
	Prosperity Bancshares, Inc.	10,200	755,718
	Prudential Financial, Inc.	588,581	58,852,214
	Raymond James Financial, Inc.	2,229	219,490
	Regions Financial Corp.	5,577,353	118,128,337
	Reinsurance Group of America, Inc.	761	88,109

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	RenaissanceRe Holdings Ltd.	3,923	$507,283
	Signature Bank	400	74,228
	State Street Corp.	482,583	34,282,696
	Synchrony Financial	1,231,284	41,223,388
	Synovus Financial Corp.	13,039	526,515
	Travelers Cos., Inc.	1,125,528	178,621,294
#	Truist Financial Corp.	2,889,813	145,848,862
	U.S. Bancorp	1,397,004	65,938,589
	Unum Group	30,296	975,228
	Wells Fargo & Co.	5,634,518	247,186,305
	WR Berkley Corp.	49,857	3,117,558
	Zions Bancorp NA	744,970	40,638,114
TOTAL FINANCIALS			5,200,455,264
HEALTH CARE — (16.5%)
	Abbott Laboratories	136,878	14,897,802
	AbbVie, Inc.	6,916	992,515
	Anthem, Inc.	786,917	375,438,101
	Baxter International, Inc.	706,909	41,467,282
	Becton Dickinson & Co.	221,382	54,085,836
*	Biogen, Inc.	485,515	104,414,856
*	Bio-Rad Laboratories, Inc., Class A	28,609	16,114,305
*	Boston Scientific Corp.	50,481	2,072,245
	Bristol-Myers Squibb Co.	4,561,315	336,533,821
*	Catalent, Inc.	24,420	2,761,902
*	Centene Corp.	1,087,849	101,137,322
*	Change Healthcare, Inc.	290,410	7,048,251
	Cigna Corp.	1,001,524	275,779,649
	Cooper Cos., Inc.	6,954	2,273,958
	CVS Health Corp.	3,028,918	289,806,874
	Danaher Corp.	939,452	273,822,074
*	DaVita, Inc.	117,775	9,911,944
	DENTSPLY SIRONA, Inc.	322,766	11,671,219
*	Elanco Animal Health, Inc.	80,232	1,625,500
#*	Embecta Corp.	43,883	1,291,477
#*	Envista Holdings Corp.	11,130	452,435
	Gilead Sciences, Inc.	2,089,863	124,869,314
*	Henry Schein, Inc.	212,926	16,784,957
*	Hologic, Inc.	134,359	9,590,545
	Humana, Inc.	442,707	213,384,774
*	Jazz Pharmaceuticals PLC	216,185	33,737,831
	Laboratory Corp. of America Holdings	714,303	187,283,104
	McKesson Corp.	123,372	42,141,408
	Medtronic PLC	1,794,733	166,048,697
	Merck & Co., Inc.	54,711	4,887,881
#	PerkinElmer, Inc.	121,202	18,564,510
	Perrigo Co. PLC	16,298	682,397
	Pfizer, Inc.	17,075,357	862,476,282
	Quest Diagnostics, Inc.	947,931	129,458,937
*	Regeneron Pharmaceuticals, Inc.	147,015	85,517,155
	STERIS PLC	209,232	47,213,201
*	Syneos Health, Inc.	13,905	1,100,442
#	Teleflex, Inc.	400	96,184
	Thermo Fisher Scientific, Inc.	758,947	454,161,474
*	United Therapeutics Corp.	40,188	9,286,241
	UnitedHealth Group, Inc.	5,974	3,239,939
	Universal Health Services, Inc., Class B	541,236	60,872,813
*	Vertex Pharmaceuticals, Inc.	181,623	50,928,905
	Viatris, Inc.	3,416,293	33,103,879

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Zimmer Biomet Holdings, Inc.	367,080	$40,521,961
#*	Zimvie, Inc.	36,708	712,869
TOTAL HEALTH CARE			4,520,265,068
INDUSTRIALS — (12.2%)
	AECOM	514,989	37,079,208
	AGCO Corp.	370,490	40,353,771
*	Alaska Air Group, Inc.	3,970	175,990
	AMERCO	84,561	45,416,022
	AMETEK, Inc.	193,136	23,852,296
	Arcosa, Inc.	75,409	3,888,088
*	Builders FirstSource, Inc.	591,900	40,249,200
*	CACI International, Inc., Class A	2,200	665,038
	Carlisle Cos., Inc.	344,730	102,074,553
	Carrier Global Corp.	2,108,684	85,464,962
	CSX Corp.	1,802,425	58,272,400
	Cummins, Inc.	544,166	120,429,377
	Deere & Co.	1,688	579,288
*	Delta Air Lines, Inc.	20,719	658,864
	Dover Corp.	414,398	55,396,725
	Eaton Corp. PLC	1,000,813	148,510,641
	Emerson Electric Co.	244,394	22,012,568
	FedEx Corp.	952,980	222,130,108
#*	Fluor Corp.	363	9,224
	Fortive Corp.	270,555	17,437,270
	Fortune Brands Home & Security, Inc.	521,389	36,330,385
	General Dynamics Corp.	429,452	97,343,885
	General Electric Co.	666,263	49,243,498
*	GXO Logistics, Inc.	767,987	36,863,376
	Howmet Aerospace, Inc.	1,598,924	59,368,048
#	Hubbell, Inc.	31,189	6,831,015
	Huntington Ingalls Industries, Inc.	720	156,125
	Ingersoll Rand, Inc.	798,380	39,759,324
	Jacobs Engineering Group, Inc.	285,488	39,197,502
#*	JetBlue Airways Corp.	59,076	497,420
	Johnson Controls International PLC	1,549,925	83,556,457
	L3Harris Technologies, Inc.	251,935	60,456,842
	Leidos Holdings, Inc.	736,625	78,818,875
	ManpowerGroup, Inc.	2,452	192,261
#*	MasTec, Inc.	895	70,642
	MDU Resources Group, Inc.	20,335	580,971
#*	Middleby Corp.	62,449	9,035,746
	Nielsen Holdings PLC	122,626	2,936,893
	Norfolk Southern Corp.	782,675	196,584,480
	Northrop Grumman Corp.	131,418	62,936,080
	nVent Electric PLC	13,164	464,821
#	Oshkosh Corp.	2,394	206,123
	Otis Worldwide Corp.	1,228,006	95,993,229
	Owens Corning	522,134	48,422,707
	PACCAR, Inc.	1,006,846	92,146,546
	Parker-Hannifin Corp.	391,133	113,072,639
	Pentair PLC	1,022,156	49,973,207
	Quanta Services, Inc.	681,204	94,503,431
	Raytheon Technologies Corp.	1,985,308	185,050,559
	Republic Services, Inc.	1,835,706	254,538,994
	Sensata Technologies Holding PLC	672,107	29,888,598
	Snap-on, Inc.	314,577	70,480,977
*	Southwest Airlines Co.	1,308,526	49,881,011
	Stanley Black & Decker, Inc.	768,993	74,846,089

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Textron, Inc.	1,423,066	$93,410,052
	Trane Technologies PLC	504,559	74,165,127
*	United Airlines Holdings, Inc.	715,389	26,290,546
*	United Rentals, Inc.	246,104	79,410,378
	Westinghouse Air Brake Technologies Corp.	314,577	29,403,512
TOTAL INDUSTRIALS			3,347,563,964
INFORMATION TECHNOLOGY — (8.8%)
*	Advanced Micro Devices, Inc.	209,151	19,758,495
*	Akamai Technologies, Inc.	143,163	13,775,144
	Amdocs Ltd.	720,716	62,745,535
	Analog Devices, Inc.	607,683	104,497,169
*	Arrow Electronics, Inc.	390,152	50,005,782
	Avnet, Inc.	5,178	247,871
#*	Cerence, Inc.	658	18,536
*	Ciena Corp.	76,500	3,947,400
	Cisco Systems, Inc.	270,002	12,249,991
	Cognizant Technology Solutions Corp., Class A	1,614,854	109,745,478
	Concentrix Corp.	94,091	12,585,612
	Corning, Inc.	4,000,592	147,061,762
	Dolby Laboratories, Inc., Class A	16,857	1,304,732
*	DXC Technology Co.	784,579	24,792,696
*	F5, Inc.	108	18,075
	Fidelity National Information Services, Inc.	801,387	81,869,696
*	First Solar, Inc.	1,083	107,401
*	Fiserv, Inc.	500,034	52,843,593
#*	Flex Ltd.	1,342,960	22,561,728
	Global Payments, Inc.	246,990	30,211,817
	Hewlett Packard Enterprise Co.	7,368,951	104,933,862
#	HP, Inc.	9,358,742	312,488,395
	Intel Corp.	12,597,551	457,417,077
	International Business Machines Corp.	195,195	25,529,554
*	IPG Photonics Corp.	3,170	337,859
	Jabil, Inc.	219,735	13,039,075
	Juniper Networks, Inc.	926,500	25,969,795
*	Kyndryl Holdings, Inc.	59,502	622,986
	Marvell Technology, Inc.	1,006,912	56,064,860
	Microchip Technology, Inc.	2,564	176,557
	Micron Technology, Inc.	3,804,631	235,354,474
	MKS Instruments, Inc.	1,502	177,536
*	ON Semiconductor Corp.	1,267,892	84,669,828
*	Qorvo, Inc.	523,064	54,435,270
	Roper Technologies, Inc.	9,729	4,248,362
*	Salesforce, Inc.	187,908	34,578,830
	Skyworks Solutions, Inc.	308,879	33,630,745
	SS&C Technologies Holdings, Inc.	383,504	22,691,932
	TD SYNNEX Corp.	94,091	9,448,618
	TE Connectivity Ltd.	987,862	132,106,785
*	Teledyne Technologies, Inc.	5,448	2,132,347
	Vontier Corp.	23,227	599,257
*	Western Digital Corp.	1,180,996	57,986,904
	Xerox Holdings Corp.	31,592	541,171
TOTAL INFORMATION TECHNOLOGY			2,419,530,592
MATERIALS — (7.8%)
	Air Products & Chemicals, Inc.	379,320	94,158,604
#	Albemarle Corp.	500,961	122,389,782
	Alcoa Corp.	150,835	7,675,993

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Amcor PLC	1,181,325	$15,298,159
#*	Arconic Corp.	21,469	648,578
	Ball Corp.	644	47,282
	Celanese Corp.	78,858	9,266,604
	CF Industries Holdings, Inc.	609,969	58,245,940
#*	Cleveland-Cliffs, Inc.	44,668	791,070
	Corteva, Inc.	1,073,383	61,773,192
	Dow, Inc.	2,441,852	129,930,945
	DuPont de Nemours, Inc.	674,802	41,318,126
	Eastman Chemical Co.	841,060	80,682,886
	FMC Corp.	25,480	2,830,828
	Freeport-McMoRan, Inc.	5,156,455	162,686,155
	Huntsman Corp.	8,221	238,080
	International Flavors & Fragrances, Inc.	429,686	53,302,548
#	International Paper Co.	2,080,600	88,987,262
	Linde PLC	829,880	250,623,760
	LyondellBasell Industries NV, Class A	984,348	87,725,094
	Martin Marietta Materials, Inc.	235,605	82,951,808
	Mosaic Co.	661,903	34,855,812
	Newmont Corp.	2,121,499	96,061,475
#	Nucor Corp.	1,991,500	270,445,700
	Packaging Corp. of America	118,549	16,669,175
	PPG Industries, Inc.	2,452	317,019
	Reliance Steel & Aluminum Co.	435,518	82,857,300
	Royal Gold, Inc.	6,364	666,756
	Sonoco Products Co.	14,629	928,795
	Steel Dynamics, Inc.	1,692,329	131,798,583
	Sylvamo Corp.	191,403	7,510,654
	Valvoline, Inc.	251,732	8,110,805
	Vulcan Materials Co.	442,249	73,117,027
	Westlake Corp.	372,164	36,226,444
	WestRock Co.	593,589	25,144,430
TOTAL MATERIALS			2,136,282,671
REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	936,959	80,222,430
#*	Howard Hughes Corp.	4,513	319,926
*	Jones Lang LaSalle, Inc.	217,189	41,411,427
#*	Zillow Group, Inc., Class C	6,600	230,208
TOTAL REAL ESTATE			122,183,991
UTILITIES — (0.3%)
	NRG Energy, Inc.	1,169,432	44,146,058
#	Vistra Corp.	1,084,247	28,027,785
TOTAL UTILITIES			72,173,843
TOTAL COMMON STOCKS Cost ($16,773,643,167)			26,997,082,184

TEMPORARY CASH INVESTMENTS — (0.7%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	195,657,242	195,657,242
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	22,441,936	259,585,876
TOTAL INVESTMENTS — (100.0%)
(Cost $17,228,824,804)^^			$27,452,325,302

The U.S. Large Cap Value Series
CONTINUED
As of July 31, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	09/16/22	$179,820,286	$182,287,350	$2,467,064
Total Futures Contracts			$179,820,286	$182,287,350	$2,467,064
Summary of the Series' investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,183,019,373	—	—	$2,183,019,373
Consumer Discretionary	1,600,811,512	—	—	1,600,811,512
Consumer Staples	1,725,708,484	—	—	1,725,708,484
Energy	3,669,087,422	—	—	3,669,087,422
Financials	5,200,455,264	—	—	5,200,455,264
Health Care	4,520,265,068	—	—	4,520,265,068
Industrials	3,347,563,964	—	—	3,347,563,964
Information Technology	2,419,530,592	—	—	2,419,530,592
Materials	2,136,282,671	—	—	2,136,282,671
Real Estate	122,183,991	—	—	122,183,991
Utilities	72,173,843	—	—	72,173,843
Temporary Cash Investments	195,657,242	—	—	195,657,242
Securities Lending Collateral	—	$259,585,876	—	259,585,876
Futures Contracts**	2,467,064	—	—	2,467,064
TOTAL	$27,195,206,490	$259,585,876	—	$27,454,792,366
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.7%)
AUSTRALIA — (7.3%)
*	AMP Ltd.	2,083,483	$1,595,551
	Ansell Ltd.	38,888	713,970
	Aurizon Holdings Ltd.	8,111,517	22,957,990
	Australia & New Zealand Banking Group Ltd.	6,888,410	111,325,390
	Australia & New Zealand Banking Group Ltd.	459,228	7,347,756
	Bank of Queensland Ltd.	1,687,416	8,936,886
	Beach Energy Ltd.	2,253,826	2,904,550
#	Bendigo & Adelaide Bank Ltd.	907,070	6,582,273
	BlueScope Steel Ltd.	3,217,376	37,792,517
	Challenger Ltd.	562,114	2,776,709
	Cleanaway Waste Management Ltd.	6,259,807	12,059,454
	Downer EDI Ltd.	2,494,087	9,709,870
	Evolution Mining Ltd.	2,550,344	4,711,195
	Fortescue Metals Group Ltd.	240,333	3,092,739
	Harvey Norman Holdings Ltd.	2,695,782	7,866,663
	IGO Ltd.	379,319	2,972,281
	Incitec Pivot Ltd.	7,095,295	18,077,704
	Lendlease Corp. Ltd.	1,303,875	9,446,101
*	Lottery Corp. Ltd.	2,668,586	8,465,019
	National Australia Bank Ltd.	5,345,044	115,434,287
	New Hope Corp. Ltd.	376,962	1,167,858
	Newcrest Mining Ltd.	1,623,135	21,873,784
	Nine Entertainment Co. Holdings Ltd.	1,196,908	1,746,252
#	Northern Star Resources Ltd.	658,564	3,619,223
	Orica Ltd.	597,823	7,085,535
	Origin Energy Ltd.	3,515,673	14,760,074
	OZ Minerals Ltd.	730,524	9,756,327
	Premier Investments Ltd.	19,252	286,348
	QBE Insurance Group Ltd.	976,946	7,899,315
	Qube Holdings Ltd.	608,346	1,183,313
	Rio Tinto Ltd.	222,838	15,439,163
	Santos Ltd.	9,204,868	47,850,400
	Seven Group Holdings Ltd.	186,936	2,316,107
#	Sims Ltd.	221,717	2,305,635
	Sonic Healthcare Ltd.	112,263	2,703,463
	South32 Ltd.	13,197,658	35,971,723
	Suncorp Group Ltd.	3,668,708	28,972,844
	Tabcorp Holdings Ltd.	2,668,586	1,861,549
	TPG Telecom Ltd.	417,594	1,863,324
Ω	Viva Energy Group Ltd.	1,204,327	2,262,413
#	Westpac Banking Corp.	7,869,029	119,161,818
	Whitehaven Coal Ltd.	5,022,173	22,112,023
#	Woodside Energy Group Ltd.	3,298,650	74,485,096
#	Worley Ltd.	905,249	9,136,040
#	Yancoal Australia Ltd.	41,805	146,753
TOTAL AUSTRALIA			830,735,285
AUSTRIA — (0.1%)
	Erste Group Bank AG	238,396	6,043,976
	Raiffeisen Bank International AG	24,847	301,015
TOTAL AUSTRIA			6,344,991
BELGIUM — (0.5%)
	Ageas SA	382,351	16,687,822

The DFA International Value Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	KBC Group NV	557,629	$29,206,913
	Solvay SA	174,855	15,358,026
TOTAL BELGIUM			61,252,761
CANADA — (10.0%)
	Agnico Eagle Mines Ltd.	512,449	22,030,183
	AltaGas Ltd.	424,078	9,448,241
	ARC Resources Ltd.	1,583,042	22,202,518
#	Bank of Montreal	1,333,115	134,269,522
#	Bank of Nova Scotia	2,141,607	130,517,260
#	Barrick Gold Corp.	2,761,104	43,468,008
	Canadian Imperial Bank of Commerce	1,943,976	98,342,328
#	Canadian Natural Resources Ltd.	1,952,622	107,785,455
	Cenovus Energy, Inc.	1,090,034	20,786,473
#	Endeavour Mining PLC	682,116	13,455,351
	Fairfax Financial Holdings Ltd.	97,836	52,701,787
	First Quantum Minerals Ltd.	1,697,220	31,013,973
	Great-West Lifeco, Inc.	202,161	4,912,928
	iA Financial Corp., Inc.	262,656	14,452,182
#	Imperial Oil Ltd.	577,813	27,719,123
#	Kinross Gold Corp.	4,622,914	15,848,341
	Lundin Mining Corp.	2,996,201	16,893,187
#	Magna International, Inc.	288,365	18,414,989
#	Manulife Financial Corp.	2,426,806	44,450,719
*	MEG Energy Corp.	90,475	1,245,617
	Nutrien Ltd.	944,511	80,906,795
	Onex Corp.	153,916	8,226,161
#	Saputo, Inc.	46,660	1,152,517
	SSR Mining, Inc.	88,038	1,449,106
	Sun Life Financial, Inc.	122,322	5,680,634
	Suncor Energy, Inc.	3,006,941	102,053,673
*	Teck Resources Ltd.,Class B	1,584,701	46,574,399
#	Tourmaline Oil Corp.	613,849	38,459,338
*	Turquoise Hill Resources Ltd.	55,248	1,444,183
	West Fraser Timber Co. Ltd.	244,389	22,880,635
#	Whitecap Resources, Inc.	1,256,786	9,608,321
TOTAL CANADA			1,148,393,947
DENMARK — (2.0%)
	AP Moller - Maersk AS, Class A	5,970	15,993,480
	AP Moller - Maersk AS, Class B	7,872	21,493,182
	Carlsberg AS, Class B	341,080	44,115,931
#	Chr Hansen Holding AS	91,099	5,962,686
#	Danske Bank AS	945,349	13,220,042
*	Demant AS	45,830	1,745,927
	DSV AS	338,415	57,023,232
*	Genmab AS	17,930	6,379,851
	H Lundbeck AS	48,468	239,559
	H Lundbeck AS, Class A	3,091	14,737
	Rockwool International AS, Class A	91	22,425
	Rockwool International AS, Class B	19,106	4,734,448
	Tryg AS	307,601	7,013,716
#	Vestas Wind Systems AS	1,836,721	48,275,869
TOTAL DENMARK			226,235,085
FINLAND — (1.0%)
	Nokia Oyj	4,351,573	22,665,516
#	Nokia Oyj, Sponsored ADR	1,331,054	6,894,860

The DFA International Value Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp	3,879,482	$38,248,285
	Stora Enso Oyj, Class R	1,523,286	23,558,665
	UPM-Kymmene Oyj	657,805	20,845,682
TOTAL FINLAND			112,213,008
FRANCE — (9.4%)
*	Accor SA	178,038	4,619,891
#	Alstom SA	40,414	960,467
Ω	Amundi SA	30,138	1,636,337
	Arkema SA	235,866	22,344,894
	AXA SA	1,974,356	45,494,116
	BNP Paribas SA	1,819,966	85,988,460
	Bollore SE	1,793,750	9,056,391
	Bouygues SA	1,023,747	30,947,597
#	Carrefour SA	2,495,917	42,535,525
	Cie de Saint-Gobain	1,784,858	83,227,605
	Cie Generale des Etablissements Michelin SCA	2,521,000	70,549,086
	Credit Agricole SA	1,088,951	10,033,409
	Eiffage SA	259,883	24,387,156
	Electricite de France SA	1,300,906	15,798,526
	Engie SA	3,701,762	45,799,449
	EssilorLuxottica SA	19,074	2,990,466
	Eurazeo SE	21,491	1,535,049
*	Euroapi SA	29,687	500,818
*	Faurecia SE	61,470	1,115,489
	Orange SA	5,978,647	61,092,395
	Publicis Groupe SA	579,425	30,834,299
*	Renault SA	402,126	11,888,604
	Rexel SA	157,875	2,805,824
#	Sanofi	682,839	67,856,115
	Societe Generale SA	2,080,067	46,606,793
#	TotalEnergies SE	6,840,726	349,406,182
	Vinci SA	24,438	2,342,596
	Vivendi SE	324,425	3,079,874
*Ω	Worldline SA	40,901	1,805,293
TOTAL FRANCE			1,077,238,706
GERMANY — (6.1%)
	Allianz SE	470,627	85,468,727
#	BASF SE	1,589,288	70,826,896
	Bayer AG	880,173	51,340,699
	Bayerische Motoren Werke AG	1,003,964	82,037,237
*	Commerzbank AG	3,669,535	25,140,458
#	Continental AG	238,662	17,002,555
Ω	Covestro AG	587,231	19,804,588
#*	Daimler Truck Holding AG	1,284,137	35,088,987
	Deutsche Bank AG	3,421,901	29,876,403
	Evonik Industries AG	411,203	8,770,831
	Fresenius Medical Care AG & Co. KGaA	334,517	12,401,707
	Fresenius SE & Co. KGaA	1,084,765	27,758,004
	HeidelbergCement AG	448,245	22,832,256
	K+S AG	120,623	2,543,484
#	KION Group AG	16,287	742,893
	Mercedes-Benz Group AG	2,636,283	155,472,105
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,068	1,602,358
#*	Siemens Energy AG	410,242	6,817,191
*	Talanx AG	162,600	5,935,832
#	Telefonica Deutschland Holding AG	4,463,614	11,867,095

The DFA International Value Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Uniper SE	74,438	$497,350
	Volkswagen AG	111,321	22,049,083
TOTAL GERMANY			695,876,739
HONG KONG — (2.5%)
	Bank of East Asia Ltd.	502,600	638,786
Ω	BOC Aviation Ltd.	526,800	4,483,390
	BOC Hong Kong Holdings Ltd.	6,049,000	21,881,136
#*	Cathay Pacific Airways Ltd.	6,724,999	6,966,953
	CK Asset Holdings Ltd.	4,895,803	34,660,949
	CK Hutchison Holdings Ltd.	7,579,984	50,280,131
	CK Infrastructure Holdings Ltd.	743,000	4,659,185
	Hang Lung Properties Ltd.	6,065,000	11,065,557
	Hang Seng Bank Ltd.	368,300	5,940,906
	Henderson Land Development Co. Ltd.	2,620,485	9,122,290
	HKT Trust & HKT Ltd.	2,244,000	3,144,102
	MTR Corp. Ltd.	2,745,433	14,538,453
	New World Development Co. Ltd.	4,946,042	16,539,054
	Orient Overseas International Ltd.	131,500	4,582,870
	Sino Land Co. Ltd.	11,469,651	17,042,032
	Sun Hung Kai Properties Ltd.	3,517,920	41,993,870
	Swire Pacific Ltd., Class A	1,289,500	7,343,858
	Swire Pacific Ltd., Class B	2,730,000	2,570,589
Ω	WH Group Ltd.	29,832,696	22,593,402
	Xinyi Glass Holdings Ltd.	1,059,000	2,088,701
TOTAL HONG KONG			282,136,214
IRELAND — (0.4%)
	AIB Group PLC	129,076	293,602
	Bank of Ireland Group PLC	485,903	2,783,135
	CRH PLC	293,793	11,274,054
#	CRH PLC, Sponsored ADR	590,941	22,804,413
#*	Flutter Entertainment PLC	39,960	4,016,130
TOTAL IRELAND			41,171,334
ISRAEL — (0.5%)
	Bank Hapoalim BM	1,986,735	18,516,378
	Bank Leumi Le-Israel BM	493,637	4,799,933
	Harel Insurance Investments & Financial Services Ltd.	390,507	3,992,981
	Israel Discount Bank Ltd., Class A	2,210,527	12,568,744
	Phoenix Holdings Ltd.	766,276	8,188,129
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,209,716	11,347,136
TOTAL ISRAEL			59,413,301
ITALY — (1.7%)
	Eni SpA	2,863,752	34,423,957
#	Intesa Sanpaolo SpA	24,372,617	43,281,095
	Mediobanca Banca di Credito Finanziario SpA	724,864	6,216,948
	Stellantis NV	3,193,828	45,864,175
#	Stellantis NV	723,503	10,403,973
*	Telecom Italia SpA	63,812,045	14,157,302
*	Telecom Italia SpA	6,225,918	1,303,202
	Telecom Italia SpA, Sponsored ADR	1,712,869	3,759,748
	UniCredit SpA	3,981,409	39,374,883
	UnipolSai Assicurazioni SpA	466,197	1,055,580
TOTAL ITALY			199,840,863

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (20.0%)
	Acom Co. Ltd.	117,400	$293,698
	AEON Financial Service Co. Ltd.	24,400	267,131
	AGC, Inc.	895,500	32,643,863
	Air Water, Inc.	37,000	498,127
	Aisin Corp.	609,000	18,086,437
	Alfresa Holdings Corp.	202,200	2,698,539
	Alps Alpine Co. Ltd.	501,600	5,220,390
	Amada Co. Ltd.	907,100	7,321,844
	Aozora Bank Ltd.	253,300	5,295,094
	Asahi Group Holdings Ltd.	50,400	1,752,224
	Asahi Kasei Corp.	1,946,100	15,612,400
	Bank of Kyoto Ltd.	113,679	4,836,523
	Bridgestone Corp.	601,100	23,446,419
	Brother Industries Ltd.	466,700	8,741,959
	Canon Marketing Japan, Inc.	158,500	3,722,213
	Canon, Inc.	652,000	15,424,898
	Chiba Bank Ltd.	1,064,000	5,901,854
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	2,346,975
	COMSYS Holdings Corp.	23,300	468,103
	Concordia Financial Group Ltd.	2,530,100	8,607,394
	Cosmo Energy Holdings Co. Ltd.	273,700	8,301,416
	Credit Saison Co. Ltd.	393,600	5,026,088
	Dai Nippon Printing Co. Ltd.	457,000	10,084,769
	Daicel Corp.	786,900	5,005,719
	Dai-ichi Life Holdings, Inc.	1,076,847	18,731,622
#	Daio Paper Corp.	71,600	766,655
	Daiwa House Industry Co. Ltd.	426,400	10,535,521
	Daiwa Securities Group, Inc.	3,723,000	17,186,205
	DeNA Co. Ltd.	29,600	437,225
	Denka Co. Ltd.	234,800	6,088,034
	DIC Corp.	308,000	5,695,975
	Dowa Holdings Co. Ltd.	189,000	6,854,407
	Ebara Corp.	13,400	524,933
	ENEOS Holdings, Inc.	8,814,203	34,096,881
	Ezaki Glico Co. Ltd.	8,100	236,664
	Fuji Media Holdings, Inc.	57,000	496,146
	FUJIFILM Holdings Corp.	24,800	1,416,626
	Fukuoka Financial Group, Inc.	386,600	6,852,373
	Hankyu Hanshin Holdings, Inc.	581,700	16,873,213
	Haseko Corp.	510,100	6,210,168
	Hino Motors Ltd.	774,900	4,027,320
	Hitachi Construction Machinery Co. Ltd.	137,600	3,035,712
	Hitachi Ltd.	595,600	30,154,064
	Honda Motor Co. Ltd.	3,522,000	90,258,919
	House Foods Group, Inc.	2,800	60,204
	Hulic Co. Ltd.	28,500	228,573
	Idemitsu Kosan Co. Ltd.	602,938	15,679,283
	IHI Corp.	83,100	2,191,156
	Iida Group Holdings Co. Ltd.	674,550	11,044,011
	Inpex Corp.	2,704,683	31,000,461
	Isetan Mitsukoshi Holdings Ltd.	549,300	4,397,719
	Isuzu Motors Ltd.	1,471,000	16,134,812
#	ITOCHU Corp.	658,700	19,174,534
	Iwatani Corp.	75,500	3,164,713
	J Front Retailing Co. Ltd.	712,300	5,996,507
	Japan Post Holdings Co. Ltd.	1,170,410	8,426,754
	Japan Post Insurance Co. Ltd.	97,800	1,581,216
	JFE Holdings, Inc.	1,257,295	14,175,809
	JGC Holdings Corp.	257,700	3,169,299

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JTEKT Corp.	572,800	$4,247,271
	Kajima Corp.	751,700	8,581,183
	Kamigumi Co. Ltd.	342,200	6,958,436
	Kaneka Corp.	231,308	6,267,322
	Kawasaki Heavy Industries Ltd.	677,300	13,302,525
	Kawasaki Kisen Kaisha Ltd.	33,700	2,485,024
	Kewpie Corp.	7,000	121,598
	Kinden Corp.	222,800	2,630,442
	Kobe Steel Ltd.	60,200	279,861
	Kokuyo Co. Ltd.	20,200	269,351
	Komatsu Ltd.	561,800	12,987,901
	Konica Minolta, Inc.	5,300	18,799
	K's Holdings Corp.	403,300	4,072,385
	Kuraray Co. Ltd.	1,508,500	12,141,984
	Kyocera Corp.	179,600	9,983,760
	Lixil Corp.	961,800	19,904,677
	Mabuchi Motor Co. Ltd.	73,100	2,095,067
	Marubeni Corp.	2,948,900	27,431,452
	Maruichi Steel Tube Ltd.	15,500	343,080
	Mazda Motor Corp.	1,379,100	11,625,220
	Mebuki Financial Group, Inc.	1,302,120	2,627,080
	Medipal Holdings Corp.	329,250	4,967,528
	Mitsubishi Chemical Holdings Corp.	3,555,700	19,995,573
	Mitsubishi Corp.	1,817,600	54,017,758
	Mitsubishi Electric Corp.	1,660,300	17,523,182
	Mitsubishi Estate Co. Ltd.	84,800	1,259,416
	Mitsubishi Gas Chemical Co., Inc.	727,100	10,568,856
	Mitsubishi HC Capital, Inc.	2,653,300	12,857,628
	Mitsubishi Heavy Industries Ltd.	724,500	26,902,467
	Mitsubishi Logistics Corp.	89,600	2,404,164
	Mitsubishi Materials Corp.	97,200	1,470,567
*	Mitsubishi Motors Corp.	1,740,000	6,062,674
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	11,158,815
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	57,436,600
	Mitsui & Co. Ltd., Sponsored ADR	10,506	4,641,866
	Mitsui & Co. Ltd.	1,295,000	28,570,630
	Mitsui Chemicals, Inc.	823,660	17,349,767
	Mitsui Fudosan Co. Ltd.	940,400	21,017,388
#	Mitsui OSK Lines Ltd.	885,300	24,275,725
	Mizuho Financial Group, Inc.	2,369,480	28,259,303
	Morinaga Milk Industry Co. Ltd.	2,700	99,557
	MS&AD Insurance Group Holdings, Inc.	445,453	14,446,636
	Nagase & Co. Ltd.	21,700	326,403
	NEC Corp.	780,910	28,826,851
	NGK Insulators Ltd.	241,400	3,530,771
	NGK Spark Plug Co. Ltd.	315,000	6,168,470
	NH Foods Ltd.	317,767	9,627,283
	Nikon Corp.	695,200	8,006,303
	Nippon Electric Glass Co. Ltd.	131,500	2,618,149
	Nippon Express Holdings, Inc.	308,324	18,424,012
	Nippon Shokubai Co. Ltd.	84,400	3,303,508
	Nippon Steel Corp.	1,079,293	16,060,127
	Nippon Yusen KK	201,900	15,859,510
	Nissan Motor Co. Ltd.	4,749,500	18,061,688
	Nisshin Seifun Group, Inc.	188,500	2,320,330
	Nomura Holdings, Inc.	3,219,302	12,283,283
	Nomura Real Estate Holdings, Inc.	521,500	12,651,257
	NSK Ltd.	1,027,500	5,754,102
	Obayashi Corp.	2,342,282	17,226,164

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oji Holdings Corp.	3,568,100	$14,875,960
	ORIX Corp.	2,086,100	37,178,097
	Otsuka Holdings Co. Ltd.	146,200	5,222,695
	Panasonic Corp.	2,850,600	23,534,939
	Resona Holdings, Inc.	2,821,139	10,963,643
#	Ricoh Co. Ltd.	1,414,100	11,373,691
	Rinnai Corp.	12,700	965,561
	Rohm Co. Ltd.	93,500	6,938,692
	Sankyo Co. Ltd.	30,300	952,952
	Seiko Epson Corp.	701,700	10,541,410
	Seino Holdings Co. Ltd.	437,400	3,628,019
	Sekisui Chemical Co. Ltd.	206,700	2,908,158
#	Sekisui House Ltd.	1,397,300	24,748,133
	Seven & I Holdings Co. Ltd.	546,400	22,271,377
	Shimamura Co. Ltd.	61,300	5,878,270
	Shimizu Corp.	995,300	5,641,999
	Shizuoka Bank Ltd.	851,000	5,149,755
	Showa Denko KK	438,500	7,353,883
	SoftBank Group Corp.	1,265,580	53,162,934
	Sohgo Security Services Co. Ltd.	15,800	442,778
	Sojitz Corp.	666,340	10,126,088
	Sompo Holdings, Inc.	490,056	21,871,790
	Stanley Electric Co. Ltd.	335,400	5,893,760
	Subaru Corp.	969,784	16,875,119
	Sumitomo Chemical Co. Ltd.	8,266,400	32,486,373
	Sumitomo Corp.	1,110,400	15,612,171
	Sumitomo Dainippon Pharma Co. Ltd.	330,631	2,589,325
	Sumitomo Electric Industries Ltd.	2,834,000	31,595,663
	Sumitomo Forestry Co. Ltd.	598,600	9,294,173
	Sumitomo Heavy Industries Ltd.	524,600	12,002,766
	Sumitomo Metal Mining Co. Ltd.	316,464	9,950,832
	Sumitomo Mitsui Financial Group, Inc.	1,282,500	40,234,706
	Sumitomo Mitsui Trust Holdings, Inc.	464,844	15,269,762
#	Sumitomo Realty & Development Co. Ltd.	273,800	7,560,456
	Sumitomo Rubber Industries Ltd.	756,200	6,818,186
	Suzuken Co. Ltd.	80,200	2,216,643
	Suzuki Motor Corp.	428,500	14,045,943
	T&D Holdings, Inc.	1,301,400	14,729,296
	Taiheiyo Cement Corp.	165,700	2,486,010
	Taisei Corp.	163,500	5,216,762
	Taisho Pharmaceutical Holdings Co. Ltd.	35,800	1,425,479
	Takeda Pharmaceutical Co. Ltd.	2,595,871	76,163,353
	TBS Holdings, Inc.	70,800	906,659
	TDK Corp.	328,000	10,330,244
	Teijin Ltd.	855,090	9,060,479
	THK Co. Ltd.	68,800	1,459,629
	Toda Corp.	717,800	3,850,168
	Tokai Carbon Co. Ltd.	40,000	323,387
	Tokio Marine Holdings, Inc.	123,519	7,230,792
	Tokyo Century Corp.	100,200	3,543,582
	Tokyo Tatemono Co. Ltd.	870,300	12,817,143
	Tokyu Fudosan Holdings Corp.	2,556,700	13,854,625
	Toppan, Inc.	599,800	10,205,867
	Toray Industries, Inc.	2,709,300	14,839,750
	Tosoh Corp.	1,241,700	16,185,805
	Toyo Seikan Group Holdings Ltd.	416,349	4,794,507
	Toyo Suisan Kaisha Ltd.	1,900	80,727
	Toyo Tire Corp.	52,000	698,885
	Toyoda Gosei Co. Ltd.	272,500	4,300,375

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyota Boshoku Corp.	47,400	$700,922
	Toyota Industries Corp.	159,400	9,705,779
	Toyota Motor Corp.	12,080,750	196,082,941
	Toyota Tsusho Corp.	584,300	19,941,831
	Tsumura & Co.	24,700	579,532
	Tsuruha Holdings, Inc.	17,100	974,246
	UBE Corp.	460,500	7,210,261
	Yamada Holdings Co. Ltd.	1,918,800	6,927,599
	Yamaha Motor Co. Ltd.	854,100	16,498,761
	Yamato Kogyo Co. Ltd.	2,700	92,329
	Yamazaki Baking Co. Ltd.	325,600	3,931,145
	Yokohama Rubber Co. Ltd.	563,500	8,253,823
	Z Holdings Corp.	1,394,000	4,926,728
	Zeon Corp.	404,300	4,105,342
TOTAL JAPAN			2,285,827,985
NETHERLANDS — (3.6%)
Ω	ABN AMRO Bank NV	572,088	5,834,092
	Aegon NV	3,080,566	13,530,476
	Aegon NV	413,726	1,820,394
	Akzo Nobel NV	229,839	15,468,253
	ArcelorMittal SA	652,213	16,092,652
	ArcelorMittal SA	920,067	22,624,450
	ASR Nederland NV	322,376	13,474,486
	Coca-Cola Europacific Partners PLC	84,349	4,579,632
#	Heineken NV	169,387	16,699,323
	ING Groep NV	4,722,058	45,869,241
	JDE Peet's NV	159,274	4,619,328
	Koninklijke Ahold Delhaize NV	4,054,901	111,666,808
	Koninklijke DSM NV	296,177	47,432,466
#	Koninklijke KPN NV	4,007,248	13,219,873
	Koninklijke Philips NV	991,539	20,521,138
	Koninklijke Philips NV	33,022	684,876
	NN Group NV	678,296	31,827,272
	OCI NV	84,204	2,923,280
	Randstad NV	338,457	17,106,625
Ω	Signify NV	9,094	295,355
TOTAL NETHERLANDS			406,290,020
NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	9,295,631
	Chorus Ltd.	297,294	1,496,254
	EBOS Group Ltd.	225,352	5,599,642
	Fletcher Building Ltd.	1,485,793	4,834,099
#	Fonterra Co-operative Group Ltd.	293,628	559,052
#	Ryman Healthcare Ltd.	152,311	890,895
	Summerset Group Holdings Ltd.	356,360	2,402,313
TOTAL NEW ZEALAND			25,077,886
NORWAY — (0.9%)
	Adevinta ASA	27,986	212,816
	Austevoll Seafood ASA	164,785	2,029,953
	DNB Bank ASA	1,885,402	37,191,003
Ω	Elkem ASA	637,508	2,612,103
#*	Frontline Ltd.	84,273	802,725
	Golden Ocean Group Ltd.	740,046	8,170,931
	Norsk Hydro ASA	2,813,185	19,059,977
	Orkla ASA	344,624	2,974,888

The DFA International Value Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Schibsted ASA, Class A	9,681	$181,959
	Schibsted ASA, Class B	5,526	99,405
	SpareBank 1 SR-Bank ASA	329,406	3,895,011
	Storebrand ASA	1,260,839	10,604,972
	Subsea 7 SA	453,890	4,090,719
	Wallenius Wilhelmsen ASA	558,074	3,741,157
	Yara International ASA	285,618	12,172,281
TOTAL NORWAY			107,839,900
PORTUGAL — (0.1%)
††	Banco Espirito Santo SA	2,631,973	0
#	EDP Renovaveis SA	398,808	10,372,709
	Galp Energia SGPS SA	54,599	576,324
TOTAL PORTUGAL			10,949,033
SINGAPORE — (1.0%)
	City Developments Ltd.	1,395,500	7,840,245
	Frasers Property Ltd.	492,700	375,064
	Genting Singapore Ltd.	473,400	276,483
	Golden Agri-Resources Ltd.	40,500	7,626
	Hongkong Land Holdings Ltd.	2,134,200	11,093,700
	Jardine Cycle & Carriage Ltd.	130,900	2,656,893
	Keppel Corp. Ltd.	6,501,200	32,481,184
	Olam Group Ltd.	399,410	470,415
	Oversea-Chinese Banking Corp. Ltd.	1,818,100	15,407,847
*	Singapore Airlines Ltd.	3,794,200	15,010,423
	Singapore Land Group Ltd.	1,020,270	1,830,566
	UOL Group Ltd.	1,698,674	9,177,729
	Wilmar International Ltd.	5,864,700	17,089,186
	Yangzijiang Shipbuilding Holdings Ltd.	8,876,100	5,984,312
TOTAL SINGAPORE			119,701,673
SPAIN — (1.6%)
	Banco Bilbao Vizcaya Argentaria SA	7,144,740	32,377,599
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	943,992	4,285,724
	Banco Santander SA	37,487,854	93,789,750
	CaixaBank SA	2,040,302	6,126,484
	Repsol SA	4,020,637	50,090,117
TOTAL SPAIN			186,669,674
SWEDEN — (2.6%)
	BillerudKorsnas AB	542,040	6,991,532
	Boliden AB	1,135,291	37,940,139
	Bure Equity AB	114,977	3,060,800
Ω	Dometic Group AB	380,509	2,580,504
#	Electrolux AB, Class B	67,659	975,901
	Essity AB, Class B	97,665	2,486,070
	Getinge AB, Class B	79,109	1,785,167
	Holmen AB, Class A	5,562	233,516
	Holmen AB, Class B	197,104	8,099,383
#	Husqvarna AB, Class B	256,475	2,044,037
#	Intrum AB	146,882	3,137,394
	Loomis AB	17,123	482,839
*	Millicom International Cellular SA, SDR	310,681	4,885,169
*	Pandox AB	106,891	1,567,575
	Peab AB, Class B	716,387	4,887,503
	Saab AB, Class B	105,049	3,800,001

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Securitas AB, Class B	531,310	$5,372,775
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	28,226,699
#	Skandinaviska Enskilda Banken AB, Class C	14,462	178,813
	Skanska AB, Class B	698,815	11,921,750
	SKF AB, Class B	1,179,544	19,851,062
	SSAB AB, Class A	729,061	3,528,201
	SSAB AB, Class B	2,046,233	9,388,506
	Svenska Cellulosa AB SCA, Class A	34,534	510,078
	Svenska Cellulosa AB SCA, Class B	581,885	8,506,913
	Svenska Handelsbanken AB, Class A	1,224,329	11,009,057
#	Svenska Handelsbanken AB, Class B	37,204	386,567
#	Swedbank AB, Class A	973,315	13,480,563
	Tele2 AB, Class B	580,670	6,633,362
	Telefonaktiebolaget LM Ericsson, Class B	1,113,229	8,467,491
#	Telia Co. AB	6,786,020	25,069,911
	Trelleborg AB, Class B	724,479	17,800,839
	Volvo AB, Class A	268,270	4,998,816
	Volvo AB, Class B	2,261,068	40,595,266
TOTAL SWEDEN			300,884,199
SWITZERLAND — (9.1%)
	ABB Ltd.	912,685	27,745,259
	Adecco Group AG	273,776	9,644,308
	Alcon, Inc.	561,848	44,180,874
	Baloise Holding AG	105,344	16,784,361
	Barry Callebaut AG	484	1,072,381
	Cie Financiere Richemont SA, Class A	910,327	109,764,954
	Credit Suisse Group AG	1,363,427	7,930,463
#	Credit Suisse Group AG, Sponsored ADR	1,195,011	6,931,064
	Holcim Ltd.	1,372,633	64,344,055
	Julius Baer Group Ltd.	716,015	37,025,168
	Novartis AG, Sponsored ADR	1,587,470	136,252,550
	Novartis AG	1,706,093	146,603,940
	SIG Group AG	479,021	12,496,847
	Swatch Group AG	47,812	12,728,358
	Swatch Group AG	123,912	6,188,003
	Swiss Life Holding AG	69,548	36,842,097
	Swiss Prime Site AG	120,516	10,974,619
	Swiss Re AG	399,672	29,990,107
	Swisscom AG	82,048	44,358,211
#	UBS Group AG	7,263,744	118,568,163
*	Vifor Pharma AG	55,433	9,706,149
	Zurich Insurance Group AG	344,357	150,321,585
TOTAL SWITZERLAND			1,040,453,516
UNITED KINGDOM — (15.1%)
	3i Group PLC	198,335	3,081,679
	Abrdn Plc	1,691,534	3,429,453
Ω	Airtel Africa PLC	31,927	61,715
	Anglo American PLC	1,391,761	50,304,991
	Associated British Foods PLC	179,332	3,662,922
	Aviva PLC	10,576,653	51,220,864
#	Barclays PLC, Sponsored ADR	7,035,082	54,803,289
	Barclays PLC	191,609	367,039
	Barratt Developments PLC	1,021,479	6,263,398
	Bellway PLC	134,536	4,020,480
	BP PLC, Sponsored ADR	4,418,588	129,818,115
	BP PLC	7,690,578	37,639,686

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco PLC, Sponsored ADR	838,885	$32,859,125
	British American Tobacco PLC	3,024,009	118,491,656
	BT Group PLC	22,408,140	44,240,899
	DS Smith PLC	2,344,995	8,358,949
	Glencore PLC	23,897,614	135,444,485
	HSBC Holdings PLC	13,535,003	84,782,675
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	72,980,225
	Investec PLC	1,183,350	6,401,518
	J Sainsbury PLC	7,868,098	21,224,748
	Johnson Matthey PLC	31,950	835,316
	Kingfisher PLC	7,975,671	25,233,993
	Lloyds Banking Group PLC	164,752,825	91,216,734
#	Lloyds Banking Group PLC, ADR	1,844,768	4,076,937
	M&G PLC	2,956,890	7,707,731
*	Marks & Spencer Group PLC	1,591,554	2,759,242
	Melrose Industries PLC	4,376,981	8,615,907
	Natwest Group PLC	5,175,515	15,719,365
#	Natwest Group PLC, Sponsored ADR	686,481	4,269,912
	Pearson PLC	309,149	2,861,252
	Pearson PLC, Sponsored ADR	1,015,920	9,407,419
	Phoenix Group Holdings PLC	710,707	5,599,390
	Royal Mail PLC	1,820,199	6,290,234
	Shell PLC	307,658	8,207,181
#	Shell PLC, Sponsored ADR	9,015,405	481,242,319
	Standard Chartered PLC	4,622,099	31,858,690
	Taylor Wimpey PLC	1,406,831	2,189,702
	Tesco PLC	6,706,353	21,508,183
	Vodafone Group PLC	58,351,986	85,990,822
#	Vodafone Group PLC, Sponsored ADR	2,609,023	38,509,184
#	WPP PLC, Sponsored ADR	42,036	2,268,263
TOTAL UNITED KINGDOM			1,725,825,687
TOTAL COMMON STOCKS			10,950,371,807
PREFERRED STOCKS — (1.1%)
GERMANY — (1.1%)
	Bayerische Motoren Werke AG	152,008	11,541,222
	Porsche Automobil Holding SE	307,547	22,260,778
	Volkswagen AG	601,156	84,997,352
TOTAL GERMANY			118,799,352
TOTAL INVESTMENT SECURITIES (Cost $10,724,445,324)			11,069,171,159

			Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	32,028,807	370,477,205
TOTAL INVESTMENTS — (100.0%)
(Cost $11,094,902,981)^^			$11,439,648,364

The DFA International Value Series
CONTINUED
As of July 31, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	642	09/16/22	$125,013,501	$132,685,350	$7,671,849
Total Futures Contracts			$125,013,501	$132,685,350	$7,671,849
Summary of the Series' investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,465,019	$822,270,266	—	$830,735,285
Austria	—	6,344,991	—	6,344,991
Belgium	—	61,252,761	—	61,252,761
Canada	1,148,393,947	—	—	1,148,393,947
Denmark	254,296	225,980,789	—	226,235,085
Finland	6,894,860	105,318,148	—	112,213,008
France	500,818	1,076,737,888	—	1,077,238,706
Germany	12,917,174	682,959,565	—	695,876,739
Hong Kong	—	282,136,214	—	282,136,214
Ireland	22,804,413	18,366,921	—	41,171,334
Israel	11,347,136	48,066,165	—	59,413,301
Italy	14,163,721	185,677,142	—	199,840,863
Japan	15,800,681	2,270,027,304	—	2,285,827,985
Netherlands	25,129,720	381,160,300	—	406,290,020
New Zealand	—	25,077,886	—	25,077,886
Norway	—	107,839,900	—	107,839,900
Portugal	—	10,949,033	—	10,949,033
Singapore	—	119,701,673	—	119,701,673
Spain	4,285,724	182,383,950	—	186,669,674
Sweden	—	300,884,199	—	300,884,199
Switzerland	168,156,193	872,297,323	—	1,040,453,516
United Kingdom	830,234,788	895,590,899	—	1,725,825,687
Preferred Stocks
Germany	—	118,799,352	—	118,799,352
Securities Lending Collateral	—	370,477,205	—	370,477,205
Futures Contracts**	7,671,849	—	—	7,671,849
TOTAL	$2,277,020,339	$9,170,299,874	—	$11,447,320,213
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (2.6%)
	Accrete, Inc.	20,600	$301,836
#	Aeria, Inc.	15,800	53,313
	Aiming, Inc.	36,300	84,562
	Akatsuki, Inc.	45,400	900,286
*	Allied Architects, Inc.	21,400	113,848
#*	AlphaPolis Co. Ltd.	13,000	233,748
	Amuse, Inc.	34,600	528,760
	ARTERIA Networks Corp.	77,500	740,134
	Asahi Broadcasting Group Holdings Corp.	57,600	284,516
#	Asahi Net, Inc.	109,100	489,771
*	Atrae, Inc.	93,600	1,350,423
	Avex, Inc.	234,900	2,692,830
#*	Bengo4.com, Inc.	46,600	1,343,989
	Broadmedia Corp.	5,520	47,767
	Broccoli Co. Ltd.	4,400	37,970
	CareerIndex, Inc.	6,500	25,274
	Carta Holdings, Inc.	29,200	421,029
	Ceres, Inc.	50,700	453,858
#	CL Holdings, Inc.	11,800	83,126
	COLOPL, Inc.	176,900	891,706
#*	COOKPAD, Inc.	183,200	296,623
	DeNA Co. Ltd.	411,700	6,081,274
	Digital Holdings, Inc.	60,500	615,536
	Dip Corp.	198,900	5,342,870
	Direct Marketing MiX, Inc.	22,400	348,724
#	Drecom Co. Ltd.	24,400	136,609
#	Faith, Inc.	56,010	244,434
#	Fibergate, Inc.	22,300	147,138
*	FreakOut Holdings, Inc.	15,700	189,657
	Freebit Co. Ltd.	55,300	363,932
	Fuji Media Holdings, Inc.	132,700	1,155,062
	Gakken Holdings Co. Ltd.	132,500	947,217
	GungHo Online Entertainment, Inc.	275,600	5,377,568
	Imagica Group, Inc.	112,500	726,320
	Imagineer Co. Ltd.	1,600	11,169
#	i-mobile Co. Ltd.	4,900	48,706
	Intage Holdings, Inc.	216,000	2,334,719
#	IPS, Inc.	17,200	336,264
	ITmedia, Inc.	53,900	671,288
#*	Japan Communications, Inc.	738,300	1,106,358
	J-Stream, Inc.	26,900	147,874
#	Kamakura Shinsho Ltd.	25,700	119,680
*	KLab, Inc.	49,700	174,202
	LIFULL Co. Ltd.	444,000	586,348
#*	Macbee Planet, Inc.	3,400	186,322
	Macromill, Inc.	239,997	1,663,108
	MarkLines Co. Ltd.	72,900	1,261,212
	Marvelous, Inc.	195,700	1,018,439
#	Members Co. Ltd.	50,400	1,056,622
	Mixi, Inc.	259,600	4,569,843
*	Mobile Factory, Inc.	10,500	79,406
	MTI Ltd.	132,500	532,668
	Mynet, Inc.	3,500	13,221

The Japanese Small Company Series
CONTINUED
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
*	NexTone, Inc.	26,300	$712,576
	Okinawa Cellular Telephone Co.	81,800	3,330,430
#	Orchestra Holdings, Inc.	4,200	85,445
	Oricon, Inc.	27,800	171,096
#*	PR Times, Inc.	11,900	200,360
	Proto Corp.	160,300	1,344,709
*	Shobunsha Holdings, Inc.	126,500	316,351
	SKY Perfect JSAT Holdings, Inc.	917,800	3,845,246
	Toei Co. Ltd.	700	100,408
	Tohokushinsha Film Corp.	94,800	469,521
*	Tokyu Recreation Co. Ltd.	19,200	727,518
#	Tow Co. Ltd.	226,900	537,207
	Trenders, Inc.	2,800	33,063
	TV Asahi Holdings Corp.	98,500	1,106,415
	Tv Tokyo Holdings Corp.	67,800	999,399
	Usen-Next Holdings Co. Ltd.	78,700	1,232,477
*	UUUM Co. Ltd.	4,900	42,563
	ValueCommerce Co. Ltd.	107,900	2,245,284
#	V-Cube, Inc.	80,700	848,431
	Vector, Inc.	203,800	1,860,160
	Wowow, Inc.	37,900	416,066
	Zenrin Co. Ltd.	222,450	1,547,051
	ZIGExN Co. Ltd.	100,800	259,035
TOTAL COMMUNICATION SERVICES			71,399,970
CONSUMER DISCRETIONARY — (14.4%)
*	&Do Holdings Co. Ltd.	57,400	363,897
	Adastria Co. Ltd.	153,240	2,301,336
#	Adventure, Inc.	8,800	547,425
	Aeon Fantasy Co. Ltd.	48,932	1,095,974
#	Ahresty Corp.	141,200	403,486
	Ainavo Holdings Co. Ltd.	5,600	38,370
#	Airtrip Corp.	67,000	1,243,981
	Aisan Industry Co. Ltd.	213,700	1,107,003
*	Akebono Brake Industry Co. Ltd.	610,100	700,026
	Alleanza Holdings Co. Ltd.	80,800	630,974
#	Alpen Co. Ltd.	98,500	1,538,740
#	Alpha Corp.	35,300	272,257
	Amiyaki Tei Co. Ltd.	28,200	622,836
	AOKI Holdings, Inc.	244,500	1,203,711
	Aoyama Trading Co. Ltd.	249,400	1,650,490
	Arata Corp.	87,800	2,714,146
#	Arcland Sakamoto Co. Ltd.	31,200	362,650
#	Arcland Service Holdings Co. Ltd.	94,800	1,516,415
	Asahi Co. Ltd.	110,100	1,082,852
	Ashimori Industry Co. Ltd.	29,499	222,589
	ASKUL Corp.	227,600	3,002,565
	Asti Corp.	19,400	282,954
*	Atsugi Co. Ltd.	86,000	298,388
	Aucnet, Inc.	61,600	1,088,535
	Autobacs Seven Co. Ltd.	438,800	4,625,622
#	Avantia Co. Ltd.	66,500	414,905
	Baroque Japan Ltd.	90,200	554,645
#	Beauty Garage, Inc.	20,100	431,830
	Beenos, Inc.	30,500	592,897
	Belluna Co. Ltd.	335,500	1,960,915
	Benesse Holdings, Inc.	338,200	6,095,052
#	Bic Camera, Inc.	491,000	4,269,114
#	Bike O & Co. Ltd.	33,600	303,236

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Bookoff Group Holdings Ltd.	66,600	$502,479
#	Can Do Co. Ltd.	6,180	102,766
	Central Automotive Products Ltd.	80,500	1,475,018
#	Central Sports Co. Ltd.	45,800	885,459
	Chiyoda Co. Ltd.	110,800	672,001
	Chofu Seisakusho Co. Ltd.	122,400	1,710,610
	Chuo Spring Co. Ltd.	81,700	440,100
	Cleanup Corp.	139,400	651,862
#	Colowide Co. Ltd.	166,100	2,436,054
	Corona Corp.	97,200	610,215
	Create Restaurants Holdings, Inc.	619,500	4,718,133
*	CROOZ, Inc.	22,400	133,999
#*	CrowdWorks, Inc.	1,200	13,518
	Curves Holdings Co. Ltd.	186,100	1,012,868
	Daido Metal Co. Ltd.	229,900	941,501
	Daikoku Denki Co. Ltd.	50,900	487,795
	Daikyonishikawa Corp.	258,900	1,087,114
	Daimaruenawin Co. Ltd.	3,400	30,864
	Dainichi Co. Ltd.	67,100	334,832
	DCM Holdings Co. Ltd.	735,000	5,751,887
	Doshisha Co. Ltd.	136,300	1,619,604
	Doutor Nichires Holdings Co. Ltd.	186,086	2,325,722
	Dynic Corp.	36,400	172,436
	Eagle Industry Co. Ltd.	168,200	1,273,940
	EAT & Holdings Co. Ltd.	33,000	596,938
#	EDION Corp.	526,900	4,967,649
	Enigmo, Inc.	152,100	590,169
#	ES-Con Japan Ltd.	42,800	271,160
#	Eslead Corp.	47,700	615,418
	ESTELLE Holdings Co. Ltd.	12,600	59,992
	Exedy Corp.	191,400	2,492,318
	FCC Co. Ltd.	231,100	2,460,707
	Felissimo Corp.	20,600	169,036
	Fields Corp.	32,700	254,681
	First Juken Co. Ltd.	46,400	394,327
	First-corp, Inc.	45,300	249,101
	FJ Next Holdings Co. Ltd.	106,600	869,652
	Foster Electric Co. Ltd.	143,200	763,959
#	F-Tech, Inc.	69,800	278,257
	Fuji Corp.	72,800	690,182
	Fuji Corp. Ltd.	175,400	879,722
	Fuji Kyuko Co. Ltd.	58,600	1,798,264
	Fujibo Holdings, Inc.	66,200	1,737,868
	Fujikura Composites, Inc.	121,100	811,558
	Fujishoji Co. Ltd.	52,700	350,850
#	Fujitsu General Ltd.	37,100	791,029
	FuKoKu Co. Ltd.	66,400	484,934
	Furukawa Battery Co. Ltd.	88,000	794,944
	Furyu Corp.	113,200	936,994
	Futaba Industrial Co. Ltd.	346,800	968,678
#	Gakkyusha Co. Ltd.	49,300	586,798
	Genki Sushi Co. Ltd.	29,900	584,350
	Geo Holdings Corp.	188,400	1,990,213
	Gift Holdings, Inc.	20,300	407,528
	GLOBERIDE, Inc.	106,198	1,820,463
	Golf Digest Online, Inc.	64,100	832,916
	GSI Creos Corp.	63,184	696,513
	G-Tekt Corp.	145,100	1,461,668
	Gunze Ltd.	98,000	2,855,869

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	H2O Retailing Corp.	542,045	$4,076,416
	Hagihara Industries, Inc.	79,000	658,157
#	Hamee Corp.	36,100	286,619
	Handsman Co. Ltd.	43,500	293,563
	Happinet Corp.	99,600	1,203,426
	Hard Off Corp. Co. Ltd.	58,800	426,671
*	Haruyama Holdings, Inc.	37,100	122,274
	Heian Ceremony Service Co. Ltd.	8,300	48,658
	Heiwa Corp.	261,200	4,077,362
	HI-LEX Corp.	121,700	1,024,861
#	Himaraya Co. Ltd.	32,100	236,218
	H-One Co. Ltd.	126,200	583,220
	Honeys Holdings Co. Ltd.	118,640	1,141,996
	Hoosiers Holdings Co. Ltd.	214,800	1,316,011
#	Hotland Co. Ltd.	41,100	415,281
	IBJ, Inc.	125,900	732,603
	Ichibanya Co. Ltd.	30,658	1,094,095
	Ichikoh Industries Ltd.	194,100	536,525
	IDOM, Inc.	380,600	2,313,554
	IJTT Co. Ltd.	133,980	530,409
#	Imasen Electric Industrial	50,200	236,856
*	Istyle, Inc.	47,400	99,036
*††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	117,700	2,758,894
	J Front Retailing Co. Ltd.	253,900	2,137,461
	JANOME Corp.	109,400	617,576
#	Japan Best Rescue System Co. Ltd.	39,800	233,529
	Japan Wool Textile Co. Ltd.	318,400	2,483,039
	JINS Holdings, Inc.	82,900	2,373,788
#*	Joban Kosan Co. Ltd.	41,499	411,701
	Joshin Denki Co. Ltd.	109,800	1,654,616
	Joyful Honda Co. Ltd.	137,600	1,628,002
	JP-Holdings, Inc.	360,900	695,802
#	JVCKenwood Corp.	1,051,800	1,356,188
#*	Kasai Kogyo Co. Ltd.	158,400	306,828
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	789,126
	Keiyo Co. Ltd.	245,000	1,815,946
	KeyHolder, Inc.	2,100	12,825
#	KFC Holdings Japan Ltd.	84,900	1,876,649
#	King Co. Ltd.	54,100	204,445
*	Kintetsu Department Store Co. Ltd.	1,300	22,763
	Ki-Star Real Estate Co. Ltd.	50,100	1,833,392
	Kohnan Shoji Co. Ltd.	157,700	4,422,193
#	Kojima Co. Ltd.	197,700	988,380
	Komatsu Matere Co. Ltd.	195,000	1,545,961
	KOMEDA Holdings Co. Ltd.	304,100	5,212,011
#	Komehyo Holdings Co. Ltd.	42,400	876,541
	Komeri Co. Ltd.	204,100	4,106,633
#	Konaka Co. Ltd.	163,506	422,039
	K's Holdings Corp.	345,300	3,486,721
	KU Holdings Co. Ltd.	115,500	1,069,540
	Kurabo Industries Ltd.	114,100	1,750,154
	KYB Corp.	122,000	2,836,905
#	LEC, Inc.	150,800	815,343
#	LITALICO, Inc.	108,000	2,047,579
#*	Locondo, Inc.	21,000	193,307
#	Look Holdings, Inc.	37,100	484,402
	Mars Group Holdings Corp.	81,500	1,002,564
#	Maruzen CHI Holdings Co. Ltd.	106,300	294,739

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Matsuoka Corp.	10,200	$70,686
	Media Do Co. Ltd.	54,200	898,633
#	Meiko Network Japan Co. Ltd.	36,400	170,049
#	Meiwa Estate Co. Ltd.	75,500	359,442
#	Mikuni Corp.	154,900	409,488
#	Mitsuba Corp.	204,690	643,559
	Mizuno Corp.	118,000	2,215,912
	Monogatari Corp.	66,800	2,941,913
	Morito Co. Ltd.	107,800	608,027
	MrMax Holdings Ltd.	161,600	761,076
	Murakami Corp.	31,800	548,841
	Musashi Seimitsu Industry Co. Ltd.	302,800	3,257,060
	Nafco Co. Ltd.	54,200	651,745
	Nagahori Corp.	200	1,375
	Nagase Brothers, Inc.	200	8,180
#	Nagawa Co. Ltd.	43,200	2,672,354
	Nakayamafuku Co. Ltd.	41,800	97,763
	New Art Holdings Co. Ltd.	28,734	299,485
	Nextage Co. Ltd.	292,600	6,472,040
	NHK Spring Co. Ltd.	899,856	6,132,281
	Nichirin Co. Ltd.	61,160	724,099
#	Nihon House Holdings Co. Ltd.	244,800	762,420
#	Nihon Plast Co. Ltd.	107,800	373,309
	Nihon Tokushu Toryo Co. Ltd.	81,900	600,425
	Nippon Felt Co. Ltd.	84,000	262,577
	Nippon Piston Ring Co. Ltd.	49,800	477,756
	Nippon Seiki Co. Ltd.	303,200	1,946,196
	Nishikawa Rubber Co. Ltd.	38,500	361,152
	Nishimatsuya Chain Co. Ltd.	258,300	3,188,739
	Nissan Shatai Co. Ltd.	477,300	2,338,780
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	334,436
	NITTAN Corp.	93,500	192,734
	Nojima Corp.	201,000	4,408,951
	NOK Corp.	342,980	3,079,807
	Ohashi Technica, Inc.	68,600	713,421
	Ohsho Food Service Corp.	72,600	3,804,196
#*	Oisix ra daichi, Inc.	152,500	2,049,876
	Onward Holdings Co. Ltd.	633,700	1,204,763
#	Ozu Corp.	22,200	309,488
	Pacific Industrial Co. Ltd.	277,000	2,137,761
	PAL GROUP Holdings Co. Ltd.	139,800	2,390,853
#	PAPYLESS Co. Ltd.	19,200	171,045
#	Paris Miki Holdings, Inc.	115,700	232,127
	PC Depot Corp.	183,381	420,141
	Piolax, Inc.	181,700	2,716,846
	Plenus Co. Ltd.	83,700	1,251,882
	Poppins Corp.	800	11,806
#	Premium Water Holdings, Inc.	8,100	169,214
#	Press Kogyo Co. Ltd.	598,500	1,844,270
	Pressance Corp.	109,900	1,296,541
	QB Net Holdings Co. Ltd.	53,100	543,474
#	Raccoon Holdings, Inc.	111,700	1,288,478
	Regal Corp.	1,500	20,706
	Resorttrust, Inc.	523,464	8,606,007
	Rhythm Co. Ltd.	43,600	509,035
	Riberesute Corp.	46,100	263,571
	Ride On Express Holdings Co. Ltd.	46,900	460,043
#*	Right On Co. Ltd.	94,925	530,055
	Riken Corp.	50,100	896,040

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Riso Kyoiku Co. Ltd.	671,200	$1,572,498
	Rock Field Co. Ltd.	94,800	1,084,551
	Roland Corp.	50,200	1,626,880
	Round One Corp.	238,700	2,690,223
#	Sac's Bar Holdings, Inc.	122,950	568,445
	San Holdings, Inc.	59,900	840,398
	Sanei Architecture Planning Co. Ltd.	55,200	690,962
	Sangetsu Corp.	291,250	3,508,829
	Sankyo Co. Ltd.	146,500	4,607,509
	Sankyo Seiko Co. Ltd.	235,700	902,918
	Sanoh Industrial Co. Ltd.	154,900	812,419
	Sanyo Electric Railway Co. Ltd.	109,998	1,860,147
#*	Sanyo Shokai Ltd.	62,699	412,389
	Scroll Corp.	189,200	1,263,181
	Seiko Holdings Corp.	165,881	3,661,654
	Seiren Co. Ltd.	284,000	4,337,966
	Senshukai Co. Ltd.	174,600	515,882
	Seria Co. Ltd.	174,400	3,473,852
	Shidax Corp.	149,800	607,065
	Shikibo Ltd.	68,600	465,991
#	Shimojima Co. Ltd.	48,800	369,315
	Shin-Nihon Tatemono Co. Ltd.	29,800	95,821
	Shoei Co. Ltd.	152,600	6,553,221
#*	Silver Life Co. Ltd.	15,300	154,509
#	Snow Peak, Inc.	186,400	3,743,837
#	SNT Corp.	164,500	272,298
	Soft99 Corp.	84,400	713,660
	Sotoh Co. Ltd.	49,100	309,952
	SPK Corp.	48,600	510,530
	Sprix Ltd.	31,300	243,689
	St. Marc Holdings Co. Ltd.	111,200	1,362,574
	Step Co. Ltd.	60,800	798,846
#	Suminoe Textile Co. Ltd.	27,200	353,657
	Sumitomo Riko Co. Ltd.	252,100	1,173,511
	Suncall Corp.	129,600	617,661
#*	SuRaLa Net Co. Ltd.	2,700	23,521
	Syuppin Co. Ltd.	134,200	1,424,232
	T RAD Co. Ltd.	42,900	838,730
	Tachikawa Corp.	71,600	595,358
	Tachi-S Co. Ltd.	195,940	1,744,709
#	Taiho Kogyo Co. Ltd.	113,300	572,995
	Takashimaya Co. Ltd.	914,300	9,822,104
	Takasho Co. Ltd.	15,400	81,709
#	Takihyo Co. Ltd.	27,000	166,952
#	Tama Home Co. Ltd.	101,400	1,886,031
	Tamron Co. Ltd.	103,400	2,234,966
	Tbk Co. Ltd.	155,300	391,211
	Tear Corp.	60,900	199,031
	Temairazu, Inc.	14,900	580,659
	T-Gaia Corp.	138,100	1,695,440
#	Tigers Polymer Corp.	79,800	256,022
	Toa Corp.	144,900	854,772
	Toabo Corp.	12,599	34,654
	Tokai Rika Co. Ltd.	326,000	3,587,752
	Token Corp.	46,450	3,102,123
*	Tokyo Base Co. Ltd.	48,800	115,928
#	Tokyo Individualized Educational Institute, Inc.	103,700	459,971
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	119,698
	Tokyotokeiba Co. Ltd.	99,900	3,094,471

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Tomy Co. Ltd.	567,193	$6,285,647
	Topre Corp.	224,500	1,739,229
	Toridoll Holdings Corp.	306,200	5,948,119
	Toyo Tire Corp.	199,700	2,683,986
	Toyoda Gosei Co. Ltd.	38,900	613,888
	TPR Co. Ltd.	154,262	1,450,214
	Treasure Factory Co. Ltd.	10,300	116,458
	TS Tech Co. Ltd.	449,686	5,127,727
	TSI Holdings Co. Ltd.	310,995	780,000
*	Tsukada Global Holdings, Inc.	86,100	213,964
	Tsukamoto Corp. Co. Ltd.	18,100	147,300
	Tsutsumi Jewelry Co. Ltd.	40,100	657,720
#	Twinbird Corp.	9,200	44,378
	Unipres Corp.	228,897	1,439,497
#*	Unitika Ltd.	373,200	645,218
	Univance Corp.	10,000	31,433
*	Universal Entertainment Corp.	98,000	1,066,462
#	Valuence Holdings, Inc.	1,600	30,559
*	Village Vanguard Co. Ltd.	36,600	296,283
	VT Holdings Co. Ltd.	497,100	1,811,708
	Wacoal Holdings Corp.	267,700	4,341,682
#	Waseda Academy Co. Ltd.	43,600	380,347
#	Watts Co. Ltd.	52,100	289,653
	Weds Co. Ltd.	14,500	53,635
	World Co. Ltd.	94,100	948,529
	Xebio Holdings Co. Ltd.	159,896	1,108,220
	Yachiyo Industry Co. Ltd.	48,100	246,250
	Yagi & Co. Ltd.	18,600	174,622
	Yamae Group Holdings Co. Ltd.	9,400	97,184
#	Yamato International, Inc.	100,500	212,242
#	Yasunaga Corp.	38,700	201,835
	Yellow Hat Ltd.	222,800	2,914,841
	Yondoshi Holdings, Inc.	97,520	1,327,089
	Yonex Co. Ltd.	38,300	343,084
	Yorozu Corp.	126,100	840,333
	Yoshinoya Holdings Co. Ltd.	273,800	5,307,759
	Yutaka Giken Co. Ltd.	8,700	123,164
	Zojirushi Corp.	14,700	163,192
TOTAL CONSUMER DISCRETIONARY			404,642,950
CONSUMER STAPLES — (7.9%)
	Aeon Hokkaido Corp.	180,300	1,432,725
#	AFC-HD AMS Life Science Co. Ltd.	53,800	329,929
	Ain Holdings, Inc.	131,700	7,590,684
	Albis Co. Ltd.	38,700	657,859
	Arcs Co. Ltd.	274,400	4,372,915
	Artnature, Inc.	116,400	672,116
	Axial Retailing, Inc.	108,000	2,771,255
	Belc Co. Ltd.	67,800	2,803,763
	Bourbon Corp.	54,800	884,525
	Bull-Dog Sauce Co. Ltd.	3,000	41,473
	Cawachi Ltd.	77,000	1,244,622
	C'BON COSMETICS Co. Ltd.	10,800	137,538
	Chubu Shiryo Co. Ltd.	132,400	1,089,915
	Chuo Gyorui Co. Ltd.	9,800	210,351
	Como Co. Ltd.	2,600	52,055
#	Cota Co. Ltd.	113,591	1,358,394
	Create SD Holdings Co. Ltd.	135,000	3,127,147
#	Daikokutenbussan Co. Ltd.	35,700	1,465,746

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Delica Foods Holdings Co. Ltd.	66,400	$253,296
#	DyDo Group Holdings, Inc.	59,300	2,265,301
	Earth Corp.	75,900	3,046,356
	Ebara Foods Industry, Inc.	30,900	718,988
	Eco's Co. Ltd.	46,600	700,169
#	Ensuiko Sugar Refining Co. Ltd.	86,200	133,955
	Ezaki Glico Co. Ltd.	156,200	4,563,819
	Feed One Co. Ltd.	155,448	825,885
#	Fuji Co. Ltd.	118,700	1,940,902
	Fuji Oil Holdings, Inc.	232,300	3,964,406
	Fujicco Co. Ltd.	124,100	1,799,295
	Fujiya Co. Ltd.	70,000	1,258,257
	G-7 Holdings, Inc.	141,300	1,578,460
	Genky DrugStores Co. Ltd.	51,000	1,242,893
#	HABA Laboratories, Inc.	15,000	274,594
	Hagoromo Foods Corp.	17,900	415,640
	Halows Co. Ltd.	56,100	1,321,584
	Heiwado Co. Ltd.	194,900	2,931,588
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	575,911
	Hokuto Corp.	140,000	2,031,513
#	Ichimasa Kamaboko Co. Ltd.	46,500	278,163
	Imuraya Group Co. Ltd.	61,500	1,056,488
#	Inageya Co. Ltd.	43,300	414,293
*	I-NE Co. Ltd.	4,100	146,169
	Itochu-Shokuhin Co. Ltd.	35,100	1,316,861
	Itoham Yonekyu Holdings, Inc.	706,300	3,539,676
	Iwatsuka Confectionery Co. Ltd.	8,700	265,345
#	JM Holdings Co. Ltd.	77,000	931,172
	J-Oil Mills, Inc.	122,300	1,488,190
	Kadoya Sesame Mills, Inc.	15,600	415,177
	Kakiyasu Honten Co. Ltd.	53,400	947,030
#	Kameda Seika Co. Ltd.	70,700	2,509,091
#	Kaneko Seeds Co. Ltd.	44,700	548,934
	Kanemi Co. Ltd.	1,200	25,027
	Kansai Food Market Ltd.	21,300	204,485
	Kato Sangyo Co. Ltd.	152,100	3,768,648
	Kenko Mayonnaise Co. Ltd.	73,300	825,666
	Kibun Foods, Inc.	6,700	50,826
#	Kitanotatsujin Corp.	367,500	609,299
	Koike-ya, Inc.	300	11,836
	Kusuri no Aoki Holdings Co. Ltd.	78,900	3,282,838
	Kyokuyo Co. Ltd.	59,999	1,633,245
	Lacto Japan Co. Ltd.	47,000	864,986
	Life Corp.	79,900	1,548,767
	Mandom Corp.	148,600	1,814,196
	Marudai Food Co. Ltd.	129,900	1,534,498
	Maruha Nichiro Corp.	216,707	4,043,992
	Maxvalu Tokai Co. Ltd.	47,000	955,994
	Medical System Network Co. Ltd.	155,300	517,258
	Megmilk Snow Brand Co. Ltd.	280,000	3,898,453
	Meito Sangyo Co. Ltd.	54,100	678,811
	Milbon Co. Ltd.	159,852	6,446,853
#	Ministop Co. Ltd.	90,500	992,982
	Mitsubishi Shokuhin Co. Ltd.	103,900	2,701,693
	Mitsui DM Sugar Holdings Co. Ltd.	111,970	1,597,962
	Miyoshi Oil & Fat Co. Ltd.	39,600	302,600
	Morinaga & Co. Ltd.	207,399	6,518,017
	Morinaga Milk Industry Co. Ltd.	128,900	4,752,914
	Morozoff Ltd.	37,800	1,037,106

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	MTG Co. Ltd.	24,700	$244,703
#	Nagatanien Holdings Co. Ltd.	74,900	1,139,414
	Nakamuraya Co. Ltd.	26,699	634,461
	Natori Co. Ltd.	65,000	1,018,470
	Nichimo Co. Ltd.	16,300	294,461
	Nihon Chouzai Co. Ltd.	73,420	785,113
	Niitaka Co. Ltd.	12,360	214,460
	Nippn Corp.	346,000	4,172,418
	Nippon Beet Sugar Manufacturing Co. Ltd.	65,500	833,787
	Nippon Suisan Kaisha Ltd.	1,893,700	8,525,498
	Nishimoto Co. Ltd.	19,500	581,232
	Nisshin Oillio Group Ltd.	156,000	3,798,900
	Nissin Sugar Co. Ltd.	98,600	1,319,217
	Nitto Fuji Flour Milling Co. Ltd.	16,200	556,418
	Noevir Holdings Co. Ltd.	84,700	3,762,096
	Oenon Holdings, Inc.	294,200	677,370
#	OIE Sangyo Co. Ltd.	22,000	134,805
	Okuwa Co. Ltd.	155,300	1,028,724
	Olympic Group Corp.	52,200	236,722
	OUG Holdings, Inc.	21,300	449,007
#	Pickles Corp.	56,900	487,872
	Pigeon Corp.	409,500	5,965,562
	Prima Meat Packers Ltd.	178,700	3,045,509
#	Qol Holdings Co. Ltd.	165,500	1,861,701
	Retail Partners Co. Ltd.	107,600	984,401
	Riken Vitamin Co. Ltd.	143,900	1,868,727
	Rokko Butter Co. Ltd.	84,200	917,151
	S Foods, Inc.	116,762	2,682,983
	S&B Foods, Inc.	42,798	1,191,196
#	Sagami Rubber Industries Co. Ltd.	57,700	342,781
	San-A Co. Ltd.	116,600	3,663,362
	Sapporo Holdings Ltd.	392,620	8,791,611
	Sato Foods Co. Ltd.	800	30,297
	Satudora Holdings Co. Ltd.	3,900	18,934
	Shinnihonseiyaku Co. Ltd.	37,100	449,496
	Shinobu Foods Products Co. Ltd.	1,600	7,327
	Shoei Foods Corp.	68,000	2,020,425
	Showa Sangyo Co. Ltd.	114,300	2,175,538
	Soiken Holdings, Inc.	39,400	96,874
	ST Corp.	36,100	424,092
	Starzen Co. Ltd.	90,600	1,390,099
	Takara Holdings, Inc.	484,600	3,920,408
#	Toho Co. Ltd.	49,900	472,130
	Torigoe Co. Ltd.	94,500	468,268
#	Transaction Co. Ltd.	89,700	763,313
	United Super Markets Holdings, Inc.	353,200	2,861,204
	Valor Holdings Co. Ltd.	225,800	3,183,894
	Warabeya Nichiyo Holdings Co. Ltd.	88,260	1,469,826
	Watahan & Co. Ltd.	94,100	1,013,689
	Yaizu Suisankagaku Industry Co. Ltd.	62,100	421,549
	YAKUODO Holdings Co. Ltd.	69,400	1,096,038
	Yamami Co.	1,200	14,421
	YA-MAN Ltd.	194,200	2,267,795
	Yamatane Corp.	59,900	713,179
#	Yamaya Corp.	23,500	463,994
	Yamazawa Co. Ltd.	11,800	125,784
	Yaoko Co. Ltd.	45,000	2,188,428
	Yokorei Co. Ltd.	310,600	2,118,523
	Yomeishu Seizo Co. Ltd.	48,700	664,773

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#*	Yoshimura Food Holdings KK	29,300	$101,096
#	Yuasa Funashoku Co. Ltd.	14,300	274,692
	Yukiguni Maitake Co. Ltd.	32,800	235,013
	Yutaka Foods Corp.	3,900	56,258
TOTAL CONSUMER STAPLES			220,278,854
ENERGY — (0.7%)
#	BP Castrol KK	44,100	375,936
	Fuji Kosan Co. Ltd.	4,400	37,518
#	Fuji Oil Co. Ltd.	292,200	725,538
	Itochu Enex Co. Ltd.	356,500	2,869,772
	Japan Oil Transportation Co. Ltd.	15,500	285,836
	Japan Petroleum Exploration Co. Ltd.	226,200	5,968,586
	Mitsuuroko Group Holdings Co. Ltd.	197,500	1,411,411
	Modec, Inc.	9,600	89,472
	Nippon Coke & Engineering Co. Ltd.	978,100	890,890
	Sala Corp.	324,100	1,767,798
	San-Ai Obbli Co. Ltd.	390,600	3,143,935
	Sinanen Holdings Co. Ltd.	46,900	1,292,155
	Toa Oil Co. Ltd.	46,200	860,679
	Toyo Kanetsu KK	48,700	1,016,143
TOTAL ENERGY			20,735,669
FINANCIALS — (9.0%)
	77 Bank Ltd.	364,552	4,872,349
#	Advance Create Co. Ltd.	63,400	480,960
	AEON Financial Service Co. Ltd.	124,500	1,363,024
	Aichi Bank Ltd.	48,700	2,000,965
	Aiful Corp.	2,090,100	6,128,797
#	Aizawa Securities Group Co. Ltd.	205,200	1,065,895
	Akatsuki Corp.	144,000	352,835
	Akita Bank Ltd.	88,440	1,098,255
	Anicom Holdings, Inc.	108,300	556,086
*	Aruhi Corp.	173,000	1,387,638
	Asax Co. Ltd.	9,300	42,964
	Awa Bank Ltd.	233,000	3,524,019
#	Bank of Iwate Ltd.	82,982	1,237,134
#	Bank of Kochi Ltd.	56,100	291,753
	Bank of Nagoya Ltd.	75,630	1,721,619
	Bank of Saga Ltd.	81,920	905,315
	Bank of the Ryukyus Ltd.	262,280	1,589,199
#	Bank of Toyama Ltd.	14,500	197,303
#	Casa, Inc.	28,400	181,362
	Chiba Kogyo Bank Ltd.	264,158	509,570
	Chugoku Bank Ltd.	691,400	5,027,864
#	Chukyo Bank Ltd.	61,400	791,953
#	Credit Saison Co. Ltd.	534,800	6,829,146
	Daishi Hokuetsu Financial Group, Inc.	262,500	5,065,560
	Daito Bank Ltd.	57,400	284,129
	eGuarantee, Inc.	217,000	3,808,374
#	Ehime Bank Ltd.	211,700	1,385,270
	Entrust, Inc.	54,900	257,971
	FIDEA Holdings Co. Ltd.	126,490	1,229,061
#	Financial Products Group Co. Ltd.	185,700	1,449,692
	First Bank of Toyama Ltd.	319,000	1,005,583
	First Brothers Co. Ltd.	34,600	215,558
	Fukui Bank Ltd.	123,200	1,260,515
	Fukushima Bank Ltd.	17,200	27,971

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Fuyo General Lease Co. Ltd.	116,200	$7,153,037
#	GMO Financial Holdings, Inc.	249,100	1,470,219
	Gunma Bank Ltd.	2,072,540	5,946,863
	Hachijuni Bank Ltd.	1,980,900	7,374,576
	Hirogin Holdings, Inc.	1,534,800	7,091,104
	Hirose Tusyo, Inc.	20,800	405,934
	Hokkoku Financial Holdings, Inc.	145,200	5,055,309
	Hokuhoku Financial Group, Inc.	801,100	5,176,573
	HS Holdings Co. Ltd.	152,200	1,373,012
	Hyakugo Bank Ltd.	1,393,709	3,422,603
	Hyakujushi Bank Ltd.	134,700	1,724,191
	Ichiyoshi Securities Co. Ltd.	230,400	1,085,764
#	IwaiCosmo Holdings, Inc.	123,900	1,172,341
	Iyo Bank Ltd.	1,270,418	6,163,211
	J Trust Co. Ltd.	345,400	1,264,089
	Jaccs Co. Ltd.	147,700	4,224,373
	JAFCO Group Co. Ltd.	592,800	8,061,909
#*	Japan Asia Investment Co. Ltd.	82,100	151,027
	Japan Investment Adviser Co. Ltd.	70,300	744,355
#	Japan Securities Finance Co. Ltd.	581,200	3,605,521
#	Jimoto Holdings, Inc.	113,150	482,093
	J-Lease Co. Ltd.	31,900	508,795
	Juroku Financial Group, Inc.	191,700	3,598,174
	Keiyo Bank Ltd.	660,200	2,355,014
	Kita-Nippon Bank Ltd.	43,506	543,090
	Kiyo Bank Ltd.	417,390	4,584,370
	Kyokuto Securities Co. Ltd.	152,800	800,371
	Kyushu Financial Group, Inc.	1,601,937	4,734,380
#	Kyushu Leasing Service Co. Ltd.	34,000	148,343
*	M&A Capital Partners Co. Ltd.	92,100	2,581,258
#	Marusan Securities Co. Ltd.	336,700	1,194,974
	Matsui Securities Co. Ltd.	547,300	3,307,567
	Mercuria Holdings Co. Ltd.	58,400	266,061
#	Minkabu The Infonoid, Inc.	21,700	429,552
#	Mito Securities Co. Ltd.	359,500	717,983
	Miyazaki Bank Ltd.	102,900	1,629,422
	Mizuho Leasing Co. Ltd.	180,700	4,498,766
#	Monex Group, Inc.	1,059,200	3,737,251
	Money Partners Group Co. Ltd.	149,100	287,411
	Morningstar Japan KK	122,900	463,161
#	Mortgage Service Japan Ltd.	26,100	193,967
	Musashino Bank Ltd.	193,500	2,576,215
	Nagano Bank Ltd.	43,899	423,033
	Nanto Bank Ltd.	176,700	2,689,658
	NEC Capital Solutions Ltd.	60,200	970,026
	Nishi-Nippon Financial Holdings, Inc.	803,500	4,482,945
	North Pacific Bank Ltd.	1,785,600	3,072,198
*	OAK Capital Corp.	300,200	169,488
	Ogaki Kyoritsu Bank Ltd.	228,700	2,996,366
	Oita Bank Ltd.	84,199	1,239,059
#	Okasan Securities Group, Inc.	971,900	2,483,469
	Okinawa Financial Group, Inc.	143,060	2,401,313
	Orient Corp.	2,808,900	2,855,383
	Premium Group Co. Ltd.	54,400	1,869,117
	Procrea Holdings, Inc.	240,072	3,691,423
	Ricoh Leasing Co. Ltd.	97,600	2,622,777
	San ju San Financial Group, Inc.	118,793	1,260,365
	San-In Godo Bank Ltd.	966,000	4,908,651
*	SBI Insurance Group Co. Ltd.	7,600	50,656

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Senshu Ikeda Holdings, Inc.	1,232,328	$1,919,460
	Seven Bank Ltd.	787,400	1,562,538
	Shiga Bank Ltd.	289,400	5,891,157
	Shikoku Bank Ltd.	240,900	1,534,989
	Shimizu Bank Ltd.	58,200	642,760
#	Sparx Group Co. Ltd.	594,900	1,349,442
	Strike Co. Ltd.	51,700	1,518,315
	Suruga Bank Ltd.	900,700	2,524,473
	Taiko Bank Ltd.	41,800	435,753
	Tochigi Bank Ltd.	565,200	1,269,345
	Toho Bank Ltd.	1,273,900	2,050,072
#	Tohoku Bank Ltd.	63,300	461,090
	Tokai Tokyo Financial Holdings, Inc.	1,378,200	3,903,102
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,812,988
	Tomato Bank Ltd.	54,500	413,262
	TOMONY Holdings, Inc.	937,250	2,218,106
#	Tottori Bank Ltd.	53,100	460,566
	Towa Bank Ltd.	210,300	829,394
#	Toyo Securities Co. Ltd.	390,800	701,988
	Traders Holdings Co. Ltd.	13,720	34,005
	Tsukuba Bank Ltd.	461,800	681,908
#*	Uzabase, Inc.	31,757	194,223
	Yamagata Bank Ltd.	143,600	989,425
	Yamaguchi Financial Group, Inc.	1,237,672	7,006,304
	Yamanashi Chuo Bank Ltd.	162,526	1,394,651
TOTAL FINANCIALS			251,435,161
HEALTH CARE — (4.9%)
	Amvis Holdings, Inc.	7,500	264,475
	As One Corp.	45,200	2,144,608
	ASKA Pharmaceutical Holdings Co. Ltd.	143,200	1,149,949
	Astena Holdings Co. Ltd.	194,800	623,649
	BML, Inc.	148,200	4,383,165
#	Carenet, Inc.	130,800	1,133,132
	CE Holdings Co. Ltd.	9,500	35,599
#*	CellSource Co. Ltd.	21,100	737,025
	Charm Care Corp. KK	113,900	1,053,665
	CMIC Holdings Co. Ltd.	63,200	727,693
	Create Medic Co. Ltd.	38,700	283,191
#	Daiken Medical Co. Ltd.	116,700	420,634
	Daito Pharmaceutical Co. Ltd.	78,580	1,560,687
	Dvx, Inc.	44,300	345,006
	Eiken Chemical Co. Ltd.	203,900	3,016,120
	Elan Corp.	208,600	1,848,464
	EM Systems Co. Ltd.	24,900	206,650
	FALCO HOLDINGS Co. Ltd.	53,300	768,180
	FINDEX, Inc.	94,500	495,792
	France Bed Holdings Co. Ltd.	158,600	1,096,989
	Fuji Pharma Co. Ltd.	99,100	745,531
	Fukuda Denshi Co. Ltd.	63,200	3,517,021
	Fuso Pharmaceutical Industries Ltd.	42,600	686,538
	H.U. Group Holdings, Inc.	352,600	8,450,019
#	Hogy Medical Co. Ltd.	111,100	2,929,004
#	Hoshi Iryo-Sanki Co. Ltd.	9,600	273,858
	I'rom Group Co. Ltd.	31,800	468,303
*	Japan Animal Referral Medical Center Co. Ltd.	9,600	138,844
*	Japan Hospice Holdings, Inc.	11,300	134,118
	Japan Lifeline Co. Ltd.	396,000	2,954,602
	Japan Medical Dynamic Marketing, Inc.	104,500	1,299,032

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	JMS Co. Ltd.	104,457	$459,287
	Kaken Pharmaceutical Co. Ltd.	120,700	3,524,145
	Kanamic Network Co. Ltd.	139,700	645,674
	Kissei Pharmaceutical Co. Ltd.	175,800	3,727,175
	Koa Shoji Holdings Co. Ltd.	4,100	22,847
	KYORIN Holdings, Inc.	261,400	3,551,011
	Linical Co. Ltd.	69,400	441,726
	Mani, Inc.	358,900	4,249,943
	Medical Data Vision Co. Ltd.	171,100	1,690,046
	Medikit Co. Ltd.	2,000	35,014
	Medius Holdings Co. Ltd.	68,500	521,344
#*	MedPeer, Inc.	76,300	1,263,374
	Menicon Co. Ltd.	241,000	6,077,077
#	Mizuho Medy Co. Ltd.	22,400	510,072
	Mochida Pharmaceutical Co. Ltd.	54,698	1,342,833
	Nakanishi, Inc.	301,700	5,678,019
	Nihon Kohden Corp.	150,300	3,362,839
	Nippon Chemiphar Co. Ltd.	13,400	187,235
	Nipro Corp.	832,400	7,299,871
	Nissui Pharmaceutical Co. Ltd.	78,000	1,001,549
	Paramount Bed Holdings Co. Ltd.	254,000	4,708,591
*	PeptiDream, Inc.	143,700	1,799,424
	Rion Co. Ltd.	54,600	989,156
	Sawai Group Holdings Co. Ltd.	161,200	5,229,343
#	Seed Co. Ltd.	68,100	269,656
	Seikagaku Corp.	233,700	1,515,374
	Shin Nippon Biomedical Laboratories Ltd.	125,400	1,940,477
	Ship Healthcare Holdings, Inc.	331,000	6,325,741
#	Shofu, Inc.	69,900	947,250
	Software Service, Inc.	18,800	956,309
	Solasto Corp.	327,100	2,100,082
#	St-Care Holding Corp.	81,600	564,336
#*	SymBio Pharmaceuticals Ltd.	62,300	318,327
	Takara Bio, Inc.	62,900	1,016,530
	Techno Medica Co. Ltd.	14,700	174,598
	Toho Holdings Co. Ltd.	303,300	4,644,676
	Tokai Corp.	138,600	1,857,000
	Torii Pharmaceutical Co. Ltd.	90,800	2,248,328
#	Towa Pharmaceutical Co. Ltd.	173,300	3,297,123
#	Trans Genic, Inc.	51,100	146,209
	Tsumura & Co.	183,900	4,314,814
	Value HR Co. Ltd.	92,800	984,678
	Vital KSK Holdings, Inc.	262,800	1,355,515
#*	Wakamoto Pharmaceutical Co. Ltd.	93,300	179,181
#	WIN-Partners Co. Ltd.	106,100	811,851
	ZERIA Pharmaceutical Co. Ltd.	30,800	506,701
TOTAL HEALTH CARE			138,683,894
INDUSTRIALS — (28.6%)
	A&A Material Corp.	26,000	167,094
	Advan Group Co. Ltd.	146,500	893,812
	Aeon Delight Co. Ltd.	105,900	2,291,968
	Aichi Corp.	224,800	1,447,883
	Aida Engineering Ltd.	310,500	2,137,165
	Airtech Japan Ltd.	2,000	15,853
	AIT Corp.	8,100	111,275
	Ajis Co. Ltd.	28,900	456,232
	Alconix Corp.	143,100	1,413,356
#	Alinco, Inc.	80,500	545,719

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Alps Logistics Co. Ltd.	111,600	$963,449
#	Altech Corp.	101,970	1,487,914
	Anest Iwata Corp.	220,200	1,610,864
	Asahi Diamond Industrial Co. Ltd.	352,700	1,715,113
	Asahi Kogyosha Co. Ltd.	51,400	731,897
	Asanuma Corp.	84,200	1,690,934
#	Asukanet Co. Ltd.	31,200	233,529
	Bando Chemical Industries Ltd.	213,500	1,551,291
#	Br Holdings Corp.	202,000	528,838
	Bunka Shutter Co. Ltd.	351,900	2,731,547
	Canare Electric Co. Ltd.	21,200	246,157
	Careerlink Co. Ltd.	9,500	162,770
	Central Glass Co. Ltd.	217,900	5,366,087
	Central Security Patrols Co. Ltd.	53,000	1,015,571
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	852,821
*	Chiyoda Corp.	863,800	2,658,139
	Chiyoda Integre Co. Ltd.	67,900	1,079,929
	Chori Co. Ltd.	73,000	1,089,712
	Chudenko Corp.	190,900	3,065,632
#	Chugai Ro Co. Ltd.	37,600	489,693
#	Chuo Warehouse Co. Ltd.	21,000	153,975
	CKD Corp.	236,700	3,361,541
	CMC Corp.	30,200	259,329
	Cosel Co. Ltd.	146,800	957,728
	Creek & River Co. Ltd.	67,100	1,196,409
	CTI Engineering Co. Ltd.	70,900	1,450,094
	CTS Co. Ltd.	157,100	969,275
	Dai-Dan Co. Ltd.	90,900	1,505,585
#	Daido Kogyo Co. Ltd.	51,800	309,007
	Daihatsu Diesel Manufacturing Co. Ltd.	122,100	472,889
	Daihen Corp.	128,100	4,035,299
#	Daiho Corp.	91,600	2,943,586
	Dai-Ichi Cutter Kogyo KK	46,300	469,081
	Daiichi Jitsugyo Co. Ltd.	52,700	1,325,272
	Daiichi Kensetsu Corp.	35,200	350,383
	Daiki Axis Co. Ltd.	41,900	222,055
	Daiohs Corp.	22,100	179,026
	Daiseki Co. Ltd.	291,355	8,661,110
#	Daiseki Eco. Solution Co. Ltd.	39,159	247,206
	Daisue Construction Co. Ltd.	48,200	564,070
	Daiwa Industries Ltd.	196,200	1,671,264
	Denyo Co. Ltd.	96,400	1,182,281
	DMG Mori Co. Ltd.	728,000	9,777,193
	DMW Corp.	4,800	108,493
	Duskin Co. Ltd.	266,000	6,001,367
	Ebara Jitsugyo Co. Ltd.	64,800	1,138,742
#	Eidai Co. Ltd.	184,700	359,508
#	EJ Holdings, Inc.	30,100	296,863
	en Japan, Inc.	164,900	2,591,582
	Endo Lighting Corp.	56,300	326,855
#	Envipro Holdings, Inc.	34,400	204,796
	ERI Holdings Co. Ltd.	14,100	112,637
	Escrow Agent Japan, Inc.	124,700	149,346
	EXEO Group, Inc.	220,100	3,687,974
	F&M Co. Ltd.	44,400	745,578
#*	FDK Corp.	64,298	431,098
	Forum Engineering, Inc.	21,100	155,128
	Freund Corp.	75,600	421,460
	Frontier Management, Inc.	2,700	28,498

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Fudo Tetra Corp.	102,380	$1,262,688
	Fuji Corp.	357,900	5,546,421
	Fuji Die Co. Ltd.	55,300	272,215
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	44,887
	Fujikura Ltd.	1,693,000	10,234,541
	Fujimak Corp.	12,600	67,357
	Fujisash Co. Ltd.	573,900	302,055
	Fukuda Corp.	53,500	2,003,665
	Fukushima Galilei Co. Ltd.	82,900	2,279,328
	Fukuvi Chemical Industry Co. Ltd.	10,600	48,008
	Fukuyama Transporting Co. Ltd.	94,357	2,203,697
	FULLCAST Holdings Co. Ltd.	126,600	2,240,727
	Funai Soken Holdings, Inc.	241,570	4,258,598
	Furukawa Co. Ltd.	197,100	1,831,938
	Furukawa Electric Co. Ltd.	424,300	7,416,608
	Futaba Corp.	208,200	1,077,142
	Gakujo Co. Ltd.	5,600	44,149
	Gecoss Corp.	95,900	592,462
	Giken Ltd.	5,400	134,101
	Glory Ltd.	288,855	4,796,360
	gremz, Inc.	25,500	313,493
	GS Yuasa Corp.	393,683	7,187,901
	Hamakyorex Co. Ltd.	105,000	2,520,326
	Hanwa Co. Ltd.	226,600	4,955,919
	Hashimoto Sogyo Holdings Co. Ltd.	4,070	65,185
	Hazama Ando Corp.	1,168,600	7,866,730
	Helios Techno Holding Co. Ltd.	109,800	285,595
	Hibiya Engineering Ltd.	110,700	1,608,187
	Hirakawa Hewtech Corp.	70,800	587,426
	Hirano Tecseed Co. Ltd.	59,400	841,158
#	Hirata Corp.	31,900	1,143,726
	Hisaka Works Ltd.	127,300	814,244
	Hitachi Zosen Corp.	1,034,779	6,475,732
	Hito Communications Holdings, Inc.	43,900	541,660
	Hokuetsu Industries Co. Ltd.	139,500	963,147
	Hokuriku Electrical Construction Co. Ltd.	89,040	520,623
	Hosokawa Micron Corp.	89,900	1,847,594
	Howa Machinery Ltd.	65,100	427,734
#	Ichikawa Co. Ltd.	1,000	10,456
	Ichiken Co. Ltd.	33,600	462,772
#	Ichinen Holdings Co. Ltd.	125,100	1,198,563
	Idec Corp.	191,700	4,277,763
	Ihara Science Corp.	52,200	860,578
	Iino Kaiun Kaisha Ltd.	513,400	2,738,206
#	Impact HD, Inc.	20,500	562,164
	Imura Envelope Co., Inc.	13,700	82,131
	Inaba Denki Sangyo Co. Ltd.	323,900	6,753,395
#	Inaba Seisakusho Co. Ltd.	62,800	622,312
	Inabata & Co. Ltd.	290,000	5,262,804
	INFRONEER Holdings, Inc.	757,388	5,559,635
	Insource Co. Ltd.	138,750	2,935,964
	Inui Global Logistics Co. Ltd.	67,580	945,917
	IR Japan Holdings Ltd.	41,700	702,050
	Iseki & Co. Ltd.	118,300	1,074,783
	Ishii Iron Works Co. Ltd.	11,000	239,220
	Itoki Corp.	213,100	632,845
	Iwaki Co. Ltd.	56,100	421,850
	Iwasaki Electric Co. Ltd.	42,200	852,060
	JAC Recruitment Co. Ltd.	105,100	1,551,392

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Japan Elevator Service Holdings Co. Ltd.	359,700	$4,304,745
#	Japan Foundation Engineering Co. Ltd.	122,400	551,327
	Japan Pulp & Paper Co. Ltd.	73,400	2,296,157
	Japan Steel Works Ltd.	60,900	1,410,788
	Japan Transcity Corp.	244,600	920,076
	JDC Corp.	73,700	337,142
	JK Holdings Co. Ltd.	94,440	707,031
#	Juki Corp.	174,000	986,980
	Kamei Corp.	150,100	1,213,927
	Kanaden Corp.	114,900	921,397
#	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,159,941
	Kaname Kogyo Co. Ltd.	1,300	8,246
	Kanamoto Co. Ltd.	210,000	3,233,355
	Kandenko Co. Ltd.	629,700	3,909,288
	Kanematsu Corp.	506,325	5,278,075
	Katakura Industries Co. Ltd.	151,500	2,325,353
#	Kato Works Co. Ltd.	62,800	381,779
	Kawada Technologies, Inc.	32,300	890,351
	Kawagishi Bridge Works Co. Ltd.	8,700	183,929
	Kawanishi Warehouse Co. Ltd.	1,700	13,224
	Kawata Manufacturing Co. Ltd.	25,100	175,649
	Keihin Co. Ltd.	15,700	162,142
	KFC Ltd.	8,700	111,035
#	Kimura Chemical Plants Co. Ltd.	98,900	551,395
	Kimura Unity Co. Ltd.	47,000	287,353
#	King Jim Co. Ltd.	58,000	394,336
	Kinki Sharyo Co. Ltd.	16,599	138,436
	Kitagawa Corp.	53,000	560,545
	Kitano Construction Corp.	24,872	413,966
	Kito Corp.	132,700	2,646,294
	Kitz Corp.	407,200	2,150,534
*	Kobe Electric Railway Co. Ltd.	37,299	940,209
	Koike Sanso Kogyo Co. Ltd.	13,400	205,690
	Kokusai Co. Ltd.	51,600	231,660
#	Kokusai Pulp & Paper Co. Ltd.	68,300	255,296
	Kokuyo Co. Ltd.	440,625	5,875,382
	KOMAIHALTEC, Inc.	18,200	230,253
	Komatsu Wall Industry Co. Ltd.	49,300	714,968
	Komori Corp.	302,500	1,845,261
	Kondotec, Inc.	114,200	893,200
	Konoike Transport Co. Ltd.	178,300	1,730,806
*	Kosaido Holdings Co. Ltd.	131,400	1,062,933
	Kozo Keikaku Engineering, Inc.	21,200	402,920
	KRS Corp.	75,600	665,729
	Kumagai Gumi Co. Ltd.	235,700	5,014,898
	Kuroda Precision Industries Ltd.	700	9,449
	Kyodo Printing Co. Ltd.	45,800	862,360
#	Kyokuto Boeki Kaisha Ltd.	33,000	661,062
	Kyokuto Kaihatsu Kogyo Co. Ltd.	205,600	2,245,403
	Kyoritsu Printing Co. Ltd.	151,200	169,615
	Kyudenko Corp.	207,400	4,514,370
	LIKE, Inc.	68,700	1,223,686
#	Link & Motivation, Inc.	234,300	1,025,696
	Lonseal Corp.	13,900	134,339
*	LTS, Inc.	1,100	30,743
	Mabuchi Motor Co. Ltd.	235,400	6,746,633
#	Maezawa Industries, Inc.	49,000	228,000
#	Maezawa Kasei Industries Co. Ltd.	85,100	851,718
	Maezawa Kyuso Industries Co. Ltd.	122,700	849,377

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Makino Milling Machine Co. Ltd.	153,400	$5,222,504
#*	Management Solutions Co. Ltd.	40,300	939,017
	Marufuji Sheet Piling Co. Ltd.	11,800	171,692
	MARUKA FURUSATO Corp.	63,207	1,375,616
#	Marumae Co. Ltd.	31,900	484,732
#	Maruwa Unyu Kikan Co. Ltd.	153,700	1,764,129
	Maruyama Manufacturing Co., Inc.	18,800	222,936
	Maruzen Co. Ltd.	65,800	926,874
	Maruzen Showa Unyu Co. Ltd.	81,800	2,015,732
#	Matching Service Japan Co. Ltd.	52,000	342,751
	Matsuda Sangyo Co. Ltd.	82,782	1,261,117
#	Matsui Construction Co. Ltd.	125,500	598,099
	Max Co. Ltd.	164,100	2,099,871
	Meidensha Corp.	224,410	3,473,300
	Meiho Facility Works Ltd.	36,100	181,425
	Meiji Electric Industries Co. Ltd.	52,500	433,885
#	Meiji Shipping Co. Ltd.	94,000	659,633
	Meisei Industrial Co. Ltd.	227,500	1,216,457
	Meitec Corp.	487,200	9,184,470
#	Meiwa Corp.	145,600	824,596
#*	MetaReal Corp.	22,800	203,191
	METAWATER Co. Ltd.	132,300	1,977,649
#	Midac Holdings Co. Ltd.	25,400	563,367
	Mie Kotsu Group Holdings, Inc.	346,700	1,261,156
	Mirai Industry Co. Ltd.	4,600	53,918
	Mirait Holdings Corp.	595,335	7,435,874
	Mitani Corp.	294,600	3,500,418
	Mitani Sangyo Co. Ltd.	145,000	346,831
#	Mitsubishi Kakoki Kaisha Ltd.	39,700	612,619
	Mitsubishi Logisnext Co. Ltd.	186,600	1,241,892
	Mitsubishi Logistics Corp.	110,100	2,954,224
	Mitsubishi Pencil Co. Ltd.	132,100	1,407,502
	Mitsuboshi Belting Ltd.	150,300	3,647,398
#*	Mitsui E&S Holdings Co. Ltd.	279,381	753,656
#	Mitsui Matsushima Holdings Co. Ltd.	77,400	1,873,348
	Mitsui-Soko Holdings Co. Ltd.	128,400	2,994,566
	Miyaji Engineering Group, Inc.	37,517	942,131
	Mori-Gumi Co. Ltd.	69,500	155,559
	Morita Holdings Corp.	209,700	2,125,277
	Musashi Co. Ltd.	5,000	54,965
#	NAC Co. Ltd.	61,300	448,610
	Nachi-Fujikoshi Corp.	93,600	2,607,425
	Nadex Co. Ltd.	40,600	229,919
	Nagase & Co. Ltd.	583,700	8,779,781
	Naigai Trans Line Ltd.	41,700	638,029
	Nakabayashi Co. Ltd.	113,400	443,663
	Nakakita Seisakusho Co. Ltd.	3,700	58,280
#	Nakamoto Packs Co. Ltd.	33,300	406,174
*	Nakamura Choukou Co. Ltd.	6,600	28,941
	Nakanishi Manufacturing Co. Ltd.	5,700	66,407
#	Nakano Corp.	107,000	255,925
#*	Namura Shipbuilding Co. Ltd.	256,428	812,408
	Nankai Electric Railway Co. Ltd.	234,500	4,632,633
	Narasaki Sangyo Co. Ltd.	25,400	337,287
	Nice Corp.	35,200	445,037
	Nichias Corp.	384,200	6,855,980
#	Nichiban Co. Ltd.	68,100	855,999
	Nichiden Corp.	98,100	1,459,108
	Nichiha Corp.	165,280	3,414,490

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nichireki Co. Ltd.	155,400	$1,630,226
	Nihon Dengi Co. Ltd.	30,800	760,884
	Nihon Flush Co. Ltd.	122,000	900,379
	Nikkato Corp.	53,000	182,758
#	Nikkiso Co. Ltd.	316,800	1,966,863
#	Nikko Co. Ltd.	168,400	821,738
	Nikkon Holdings Co. Ltd.	384,000	7,061,881
	Nippi, Inc.	11,900	306,611
#	Nippon Air Conditioning Services Co. Ltd.	189,000	1,112,966
	Nippon Aqua Co. Ltd.	55,400	259,910
	Nippon Carbon Co. Ltd.	66,200	2,034,002
	Nippon Concept Corp.	37,700	455,385
	Nippon Densetsu Kogyo Co. Ltd.	226,500	3,086,884
	Nippon Dry-Chemical Co. Ltd.	11,300	142,756
	Nippon Filcon Co. Ltd.	15,700	57,959
	Nippon Hume Corp.	137,300	682,807
	Nippon Kanzai Co. Ltd.	500	10,170
	Nippon Koei Co. Ltd.	75,000	1,958,695
#	Nippon Parking Development Co. Ltd.	1,350,400	1,716,867
	Nippon Rietec Co. Ltd.	26,400	189,173
	Nippon Road Co. Ltd.	20,400	1,038,735
	Nippon Seisen Co. Ltd.	14,800	506,134
	Nippon Sharyo Ltd.	40,999	657,963
*	Nippon Sheet Glass Co. Ltd.	425,600	1,241,454
	Nippon Steel Trading Corp.	96,960	3,769,509
	Nippon Thompson Co. Ltd.	356,500	1,429,598
	Nippon Tungsten Co. Ltd.	6,699	106,662
	Nishimatsu Construction Co. Ltd.	313,800	9,399,233
	Nishi-Nippon Railroad Co. Ltd.	231,300	5,104,513
	Nishio Rent All Co. Ltd.	123,800	2,676,896
	Nissei ASB Machine Co. Ltd.	51,100	1,416,784
	Nissei Plastic Industrial Co. Ltd.	108,200	756,636
	Nisshinbo Holdings, Inc.	938,880	7,478,455
	Nissin Corp.	92,500	1,149,360
	Nissin Electric Co. Ltd.	326,500	3,751,656
	Nisso Corp.	69,000	311,655
	Nitta Corp.	128,900	2,835,958
	Nitto Boseki Co. Ltd.	72,600	1,320,815
	Nitto Kogyo Corp.	169,300	3,296,838
	Nitto Kohki Co. Ltd.	69,900	837,399
	Nitto Seiko Co. Ltd.	189,000	734,896
	Nittoc Construction Co. Ltd.	121,600	795,412
	NJS Co. Ltd.	36,800	546,772
	Noda Corp.	120,700	1,174,456
	Nomura Co. Ltd.	61,400	407,528
#	Nomura Micro Science Co. Ltd.	39,900	1,089,980
	Noritake Co. Ltd.	59,600	1,907,497
	Noritsu Koki Co. Ltd.	123,200	2,206,740
	Noritz Corp.	175,100	1,961,300
	NS Tool Co. Ltd.	105,300	1,009,581
#	NS United Kaiun Kaisha Ltd.	67,500	2,032,140
*	NTN Corp.	2,686,900	4,987,517
#	Obara Group, Inc.	74,200	1,674,745
#	Ochi Holdings Co. Ltd.	8,900	82,148
	Odawara Engineering Co. Ltd.	9,900	119,053
#	Ohba Co. Ltd.	76,500	410,191
	Ohmoto Gumi Co. Ltd.	4,100	196,671
	Oiles Corp.	143,970	1,730,607
	Okabe Co. Ltd.	239,600	1,122,759

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Okada Aiyon Corp.	42,800	$471,958
	Okamoto Machine Tool Works Ltd.	25,299	761,204
	Okamura Corp.	374,000	3,732,514
	OKUMA Corp.	151,100	5,936,950
	Okumura Corp.	193,880	4,310,014
#	Onoken Co. Ltd.	109,400	1,166,075
	Organo Corp.	43,400	3,036,487
	Oriental Consultants Holdings Co. Ltd.	6,100	128,390
	Oriental Shiraishi Corp.	764,000	1,442,303
#	Origin Co. Ltd.	24,900	230,615
	OSG Corp.	516,300	7,086,017
	Outsourcing, Inc.	715,000	6,431,928
	Oyo Corp.	128,000	1,705,783
#	Paraca, Inc.	35,900	512,635
	Parker Corp.	34,000	139,828
#	Pasco Corp.	11,200	111,658
	Pasona Group, Inc.	143,800	2,211,297
	Pegasus Sewing Machine Manufacturing Co. Ltd.	139,900	802,828
	Penta-Ocean Construction Co. Ltd.	1,669,600	9,176,895
	People Dreams & Technologies Group Co. Ltd.	22,900	461,553
	Phil Co., Inc.	3,300	31,223
	Pilot Corp.	123,700	4,727,791
	Prestige International, Inc.	654,700	3,407,612
	Pronexus, Inc.	104,900	893,997
	PS Mitsubishi Construction Co. Ltd.	205,700	971,857
	Punch Industry Co. Ltd.	88,700	309,329
#	Quick Co. Ltd.	76,100	874,878
	Raito Kogyo Co. Ltd.	289,000	4,263,506
	Raiznext Corp.	274,400	2,524,240
#	Rasa Corp.	63,200	461,799
	Rheon Automatic Machinery Co. Ltd.	120,500	1,177,845
	Rix Corp.	17,300	268,625
	Ryobi Ltd.	154,540	1,300,967
	S LINE Co. Ltd.	23,800	152,084
	Sakai Heavy Industries Ltd.	23,300	523,638
	Sakai Moving Service Co. Ltd.	72,100	2,679,257
#*	Sanix, Inc.	146,200	272,419
	Sanki Engineering Co. Ltd.	270,600	3,372,048
	Sanko Gosei Ltd.	134,300	383,406
	Sanko Metal Industrial Co. Ltd.	16,200	327,601
#	Sankyo Tateyama, Inc.	133,774	650,585
	Sankyu, Inc.	146,300	4,851,423
	Sansei Technologies, Inc.	64,500	400,235
	Sansha Electric Manufacturing Co. Ltd.	64,300	438,027
	Sanyo Denki Co. Ltd.	53,600	2,226,148
	Sanyo Engineering & Construction, Inc.	60,200	307,452
	Sanyo Industries Ltd.	9,900	125,605
	Sanyo Trading Co. Ltd.	138,600	1,052,972
#	Sata Construction Co. Ltd.	89,399	302,852
	Sato Holdings Corp.	179,300	2,683,786
	Sato Shoji Corp.	86,800	732,807
	SBS Holdings, Inc.	119,400	2,506,693
#	SEC Carbon Ltd.	10,900	417,393
	Seibu Electric & Machinery Co. Ltd.	10,300	111,452
	Seika Corp.	57,600	715,379
	Seikitokyu Kogyo Co. Ltd.	187,330	1,167,609
	Seiko Electric Co. Ltd.	4,900	44,105
	Seino Holdings Co. Ltd.	374,700	3,107,953
	Seiwa Electric Manufacturing Co. Ltd.	1,700	5,852

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Sekisui Jushi Corp.	202,500	$2,646,431
	Senko Group Holdings Co. Ltd.	711,400	4,924,298
	Senshu Electric Co. Ltd.	28,700	1,123,877
	Shibaura Machine Co. Ltd.	130,900	2,801,957
	Shibusawa Warehouse Co. Ltd.	59,900	971,444
	Shibuya Corp.	94,600	1,771,300
	Shima Seiki Manufacturing Ltd.	170,400	2,856,148
	Shin Maint Holdings Co. Ltd.	14,600	129,052
	Shin Nippon Air Technologies Co. Ltd.	87,380	1,245,868
	Shin-Keisei Electric Railway Co. Ltd.	39,399	880,457
	Shinki Bus Co. Ltd.	1,900	46,910
	Shinmaywa Industries Ltd.	382,200	3,058,401
	Shinnihon Corp.	166,700	931,917
	Shinsho Corp.	31,100	902,161
	Shinwa Co. Ltd.	62,300	1,070,047
	Shinwa Co. Ltd.	24,800	146,776
#	SIGMAXYZ Holdings, Inc.	220,000	2,075,000
	Sinfonia Technology Co. Ltd.	137,100	1,492,426
	Sinko Industries Ltd.	125,400	1,589,567
	Sintokogio Ltd.	276,100	1,516,186
	SMS Co. Ltd.	154,300	3,709,317
#	Soda Nikka Co. Ltd.	105,700	456,548
	Sodick Co. Ltd.	291,300	1,822,376
	Sotetsu Holdings, Inc.	63,500	1,122,727
#	Space Co. Ltd.	96,562	659,517
	S-Pool, Inc.	392,000	3,245,344
	Star Micronics Co. Ltd.	217,000	2,811,975
#	Studio Alice Co. Ltd.	56,600	985,295
#	Subaru Enterprise Co. Ltd.	6,300	412,829
	Sugimoto & Co. Ltd.	62,500	982,904
#	Sumiseki Holdings, Inc.	320,200	520,612
	Sumitomo Densetsu Co. Ltd.	111,200	2,231,737
	Sumitomo Mitsui Construction Co. Ltd.	986,540	3,353,011
#	Sumitomo Precision Products Co. Ltd.	17,284	354,636
	Sumitomo Warehouse Co. Ltd.	360,600	5,690,974
	Suzumo Machinery Co. Ltd.	4,400	37,707
	SWCC Showa Holdings Co. Ltd.	147,400	1,966,469
#	Tacmina Corp.	14,700	126,343
	Tadano Ltd.	700,800	5,092,875
	Taihei Dengyo Kaisha Ltd.	91,000	2,083,638
#	Taiheiyo Kouhatsu, Inc.	43,500	201,448
	Taikisha Ltd.	161,000	3,985,116
	Taisei Oncho Co. Ltd.	14,900	209,548
	Takadakiko Co. Ltd.	7,500	138,357
	Takamatsu Construction Group Co. Ltd.	105,800	1,691,308
	Takamatsu Machinery Co. Ltd.	41,800	200,995
	Takamiya Co. Ltd.	137,800	393,251
	Takano Co. Ltd.	53,000	328,082
	Takaoka Toko Co. Ltd.	67,120	975,808
	Takara & Co. Ltd.	46,355	699,559
	Takara Standard Co. Ltd.	202,100	2,023,652
	Takasago Thermal Engineering Co. Ltd.	297,900	3,789,043
	Takashima & Co. Ltd.	25,200	498,956
	Takeuchi Manufacturing Co. Ltd.	226,400	4,375,166
	Takigami Steel Construction Co. Ltd.	5,300	255,562
#	Takisawa Machine Tool Co. Ltd.	41,700	371,829
	Takuma Co. Ltd.	173,200	1,832,405
	Tanabe Consulting Co. Ltd.	2,400	12,327
	Tanabe Engineering Corp.	39,500	267,690

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Tanseisha Co. Ltd.	251,749	$1,521,564
	Tatsuta Electric Wire & Cable Co. Ltd.	246,800	850,925
	TECHNO ASSOCIE Co. Ltd.	50,100	444,055
	Techno Ryowa Ltd.	68,690	461,178
	Techno Smart Corp.	49,500	483,004
	Teikoku Electric Manufacturing Co. Ltd.	108,900	1,496,567
	Teikoku Sen-I Co. Ltd.	113,000	1,432,345
	Tekken Corp.	84,200	1,152,178
	Tenox Corp.	22,500	148,706
	Teraoka Seisakusho Co. Ltd.	55,700	154,378
	Terasaki Electric Co. Ltd.	25,500	201,045
	Tess Holdings Co. Ltd.	13,500	126,581
	Toa Corp.	95,300	1,860,282
	TOA ROAD Corp.	25,800	1,153,657
	Toba, Inc.	9,800	212,327
	Tobishima Corp.	121,670	972,148
	Tocalo Co. Ltd.	385,200	3,704,004
	Toda Corp.	730,400	3,917,753
	Toenec Corp.	54,400	1,526,652
	Togami Electric Manufacturing Co. Ltd.	17,800	236,102
	TOKAI Holdings Corp.	651,000	4,341,802
	Tokai Lease Co. Ltd.	18,800	212,899
	Tokyo Energy & Systems, Inc.	144,700	1,129,338
	Tokyo Keiki, Inc.	73,822	746,884
	Tokyo Sangyo Co. Ltd.	129,200	690,299
	Tokyu Construction Co. Ltd.	543,800	2,579,423
	Toli Corp.	282,400	435,014
	Tomoe Corp.	155,100	524,234
	Tomoe Engineering Co. Ltd.	48,500	880,049
	Tonami Holdings Co. Ltd.	37,500	1,018,841
	Torishima Pump Manufacturing Co. Ltd.	121,400	1,226,713
	Totech Corp.	49,200	1,276,455
	Totetsu Kogyo Co. Ltd.	157,400	2,816,924
	Totoku Electric Co. Ltd.	17,700	306,175
	Toyo Construction Co. Ltd.	492,600	3,213,402
	Toyo Denki Seizo KK	32,250	220,430
#*	Toyo Engineering Corp.	194,378	964,131
#	Toyo Logistics Co. Ltd.	85,100	188,292
	Toyo Machinery & Metal Co. Ltd.	100,000	423,688
	Toyo Tanso Co. Ltd.	80,600	1,834,433
#	Toyo Wharf & Warehouse Co. Ltd.	36,000	347,091
	Trancom Co. Ltd.	48,800	2,697,059
	TRE Holdings Corp.	232,012	2,716,799
	Trinity Industrial Corp.	36,000	179,544
	Trusco Nakayama Corp.	231,800	3,298,825
	Tsubaki Nakashima Co. Ltd.	270,600	1,927,250
	Tsubakimoto Chain Co.	168,240	4,004,357
	Tsubakimoto Kogyo Co. Ltd.	28,400	806,868
	Tsugami Corp.	283,200	2,605,972
	Tsukishima Kikai Co. Ltd.	167,800	1,142,050
	Tsurumi Manufacturing Co. Ltd.	118,200	1,815,644
	Ueki Corp.	60,800	625,579
	Union Tool Co.	46,300	1,177,500
	UPR Corp.	6,000	62,036
	Ushio, Inc.	622,400	8,605,396
	UT Group Co. Ltd.	183,200	3,567,713
*	Visional, Inc.	23,500	1,287,051
	Waida Manufacturing Co. Ltd.	5,100	39,058
	Wakachiku Construction Co. Ltd.	76,000	1,373,860

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Wakita & Co. Ltd.	222,700	$1,845,945
	WDB Holdings Co. Ltd.	64,600	1,238,492
	Weathernews, Inc.	36,200	2,114,383
	Welbe, Inc.	59,100	349,083
	Will Group, Inc.	98,000	896,391
#	World Holdings Co. Ltd.	50,700	907,094
	Yahagi Construction Co. Ltd.	172,600	1,038,894
	YAMABIKO Corp.	224,328	2,037,334
	YAMADA Consulting Group Co. Ltd.	66,500	584,527
	Yamashina Corp.	245,700	127,228
	Yamashin-Filter Corp.	22,800	56,799
	Yamato Corp.	108,400	633,811
#	Yamaura Corp.	12,700	91,402
	Yamazen Corp.	372,600	2,817,185
	Yasuda Logistics Corp.	100,700	713,015
	Yokogawa Bridge Holdings Corp.	208,500	3,013,178
	Yondenko Corp.	54,120	743,933
	Yuasa Trading Co. Ltd.	106,900	2,902,877
	Yuken Kogyo Co. Ltd.	20,000	272,366
	Yurtec Corp.	259,400	1,419,304
	Yushin Precision Equipment Co. Ltd.	29,800	158,406
	Zaoh Co. Ltd.	25,900	380,368
	Zenitaka Corp.	19,200	473,285
	Zuiko Corp.	94,600	554,409
TOTAL INDUSTRIALS			801,748,878
INFORMATION TECHNOLOGY — (15.3%)
#	A&D HOLON Holdings Co. Ltd.	129,500	944,307
#*	Access Co. Ltd.	121,800	732,897
	Ad-sol Nissin Corp.	47,200	617,379
#	Adtec Plasma Technology Co. Ltd.	25,000	351,716
*	Advanced Media, Inc.	53,100	304,112
#	AGS Corp.	13,000	73,322
	Ai Holdings Corp.	246,900	3,125,530
#*	AI inside, Inc.	3,900	122,640
	Aichi Tokei Denki Co. Ltd.	54,600	594,324
	Aiphone Co. Ltd.	66,800	943,053
#*	Allied Telesis Holdings KK	191,200	135,452
	Alpha Systems, Inc.	35,820	1,322,592
	Alps Alpine Co. Ltd.	604,600	6,292,360
	Amano Corp.	278,100	5,350,693
	Anritsu Corp.	816,900	9,984,607
	AOI Electronics Co. Ltd.	27,700	417,173
	Argo Graphics, Inc.	105,300	2,733,608
	Arisawa Manufacturing Co. Ltd.	210,800	1,671,739
	Artiza Networks, Inc.	10,400	89,763
#	ArtSpark Holdings, Inc.	206,000	1,264,943
	Asahi Intelligence Service Co. Ltd.	1,300	11,749
#	Ascentech KK	32,000	149,196
#	Asteria Corp.	59,100	387,338
#	Atled Corp.	15,700	227,272
	Aval Data Corp.	3,200	68,277
#	Avant Corp.	123,900	1,289,482
#	Axell Corp.	23,100	153,851
	Base Co. Ltd.	6,900	317,878
	Bell System24 Holdings, Inc.	218,600	2,534,961
*	BrainPad, Inc.	79,000	742,159
	Broadband Tower, Inc.	105,600	153,527
	Broadleaf Co. Ltd.	591,000	2,089,975

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Business Brain Showa-Ota, Inc.	38,400	$436,696
#	Business Engineering Corp.	3,600	73,196
	CAC Holdings Corp.	75,200	815,569
	Canon Electronics, Inc.	128,500	1,608,460
#	CDS Co. Ltd.	15,500	218,295
	Chino Corp.	45,000	569,637
	Citizen Watch Co. Ltd.	1,771,000	7,764,078
	CMK Corp.	278,600	945,450
#	Computer Engineering & Consulting Ltd.	170,100	1,569,815
#	Computer Institute of Japan Ltd.	113,639	664,418
	Comture Corp.	143,900	3,249,540
	CONEXIO Corp.	98,700	979,751
	Core Corp.	45,800	524,002
#	Cresco Ltd.	86,500	1,362,411
#	Cross Cat Co. Ltd.	8,200	60,768
#	Cube System, Inc.	60,600	485,486
	Cyber Com Co. Ltd.	10,600	98,130
	Cyberlinks Co. Ltd.	28,400	244,396
	Cybernet Systems Co. Ltd.	81,500	589,934
	Cybozu, Inc.	150,100	1,297,040
	Daiko Denshi Tsushin Ltd.	23,100	89,392
#	Daishinku Corp.	160,896	1,146,510
	Daitron Co. Ltd.	55,600	789,906
	Daiwabo Holdings Co. Ltd.	582,700	8,365,016
	Dawn Corp.	4,000	53,708
#	Densan System Holdings Co. Ltd.	41,000	735,163
	Dexerials Corp.	338,500	9,137,202
	Digital Arts, Inc.	75,200	3,722,536
	Digital Garage, Inc.	159,600	4,637,334
#	Digital Hearts Holdings Co. Ltd.	74,800	1,100,071
	Digital Information Technologies Corp.	57,500	627,188
	DKK Co. Ltd.	63,400	1,184,107
#	DKK-Toa Corp.	31,400	206,454
	Double Standard, Inc.	34,200	533,296
	DTS Corp.	255,500	6,490,402
	Ebase Co. Ltd.	106,900	464,125
#	E-Guardian, Inc.	62,600	1,492,736
	Eizo Corp.	101,500	2,838,961
	Elecom Co. Ltd.	244,600	3,130,358
	Elematec Corp.	118,242	1,116,206
	Enomoto Co. Ltd.	30,200	356,358
	Enplas Corp.	50,000	1,121,285
	ESPEC Corp.	117,700	1,625,818
	Fenwal Controls of Japan Ltd.	20,500	215,335
#	Ferrotec Holdings Corp.	237,000	4,441,111
*	FFRI Security, Inc.	9,800	79,197
	Fixstars Corp.	99,500	888,346
	Focus Systems Corp.	53,700	376,393
	Forval Corp.	51,100	348,259
	FTGroup Co. Ltd.	51,000	348,349
	Fuji Soft, Inc.	83,000	5,050,875
	Fukui Computer Holdings, Inc.	56,700	1,498,849
	Furuno Electric Co. Ltd.	157,500	1,305,445
#	Furuya Metal Co. Ltd.	13,900	919,302
	Future Corp.	300,700	3,642,908
	Future Innovation Group, Inc.	11,900	29,057
#	Gig Works, Inc.	40,000	127,693
	GL Sciences, Inc.	44,500	797,013
#	Glosel Co. Ltd.	113,200	359,933

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	GMO Financial Gate, Inc.	6,800	$726,221
	GMO GlobalSign Holdings KK	34,100	1,531,821
#	GMO Pepabo, Inc.	7,300	108,293
	Hagiwara Electric Holdings Co. Ltd.	48,300	733,644
#	Hakuto Co. Ltd.	84,900	1,643,654
#*	Hennge KK	13,200	107,038
	Himacs Ltd.	960	10,913
	Hioki EE Corp.	63,400	3,186,806
	Hochiki Corp.	91,500	913,950
	Hokuriku Electric Industry Co. Ltd.	25,139	211,532
#	Honda Tsushin Kogyo Co. Ltd.	110,100	466,502
	Horiba Ltd.	49,400	2,434,980
	Hosiden Corp.	329,800	3,671,636
#*	Hotto Link, Inc.	55,800	195,068
#	HPC Systems, Inc.	17,700	433,830
	Icom, Inc.	54,900	1,075,460
	ID Holdings Corp.	76,250	487,170
	Ikegami Tsushinki Co. Ltd.	32,799	148,951
	I'll, Inc.	26,300	326,703
	Ines Corp.	125,400	1,527,062
	I-Net Corp.	76,490	740,270
	Infocom Corp.	145,400	2,336,747
	Infomart Corp.	809,900	2,858,756
	Information Services International-Dentsu Ltd.	92,500	3,110,416
	Innotech Corp.	97,200	987,095
	Intelligent Wave, Inc.	46,700	272,038
	Inter Action Corp.	58,500	875,283
	I-PEX, Inc.	72,100	730,351
	Iriso Electronics Co. Ltd.	131,700	2,964,273
	ISB Corp.	50,400	393,818
#*	ITbook Holdings Co. Ltd.	60,900	219,252
	Itfor, Inc.	172,600	1,074,153
#	Iwatsu Electric Co. Ltd.	54,900	333,231
	Japan Aviation Electronics Industry Ltd.	312,600	5,339,677
#	Japan Cash Machine Co. Ltd.	141,800	739,923
	Japan Electronic Materials Corp.	61,600	815,847
	Japan Material Co. Ltd.	434,600	6,448,525
	Japan System Techniques Co. Ltd.	13,800	286,287
	Jastec Co. Ltd.	72,900	677,015
#	JBCC Holdings, Inc.	93,400	1,209,244
	JFE Systems, Inc.	10,000	172,945
#*	JIG-SAW, Inc.	18,500	752,378
	Justsystems Corp.	76,200	2,352,542
	Kaga Electronics Co. Ltd.	109,300	2,663,252
	Kanematsu Electronics Ltd.	78,500	2,465,665
	KEL Corp.	27,900	338,822
	Koa Corp.	198,800	3,204,163
	Konica Minolta, Inc.	2,014,100	7,143,793
	KSK Co. Ltd.	3,000	50,606
	Kyoden Co. Ltd.	116,100	515,949
	Kyosan Electric Manufacturing Co. Ltd.	261,000	867,251
	Kyowa Electronic Instruments Co. Ltd.	129,800	318,101
	LAC Co. Ltd.	100,100	589,489
	Macnica Fuji Electronics Holdings, Inc.	338,550	6,910,143
	Marubun Corp.	112,200	661,575
	Maruwa Co. Ltd.	58,500	7,517,627
	Maxell Ltd.	305,000	3,190,209
	MCJ Co. Ltd.	432,800	3,070,185
	Megachips Corp.	112,100	2,808,371

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Meiko Electronics Co. Ltd.	134,500	$3,242,363
#	Melco Holdings, Inc.	35,600	954,310
*	Metaps, Inc.	2,500	10,485
	Micronics Japan Co. Ltd.	135,700	1,303,329
	MIMAKI ENGINEERING Co. Ltd.	113,200	517,470
	Mimasu Semiconductor Industry Co. Ltd.	112,381	1,802,119
#	Miraial Co. Ltd.	42,100	579,433
	Miroku Jyoho Service Co. Ltd.	112,800	1,276,500
	Mitachi Co. Ltd.	7,900	46,009
	Mitsubishi Research Institute, Inc.	50,700	1,674,991
	m-up Holdings, Inc.	155,900	1,812,958
	Mutoh Holdings Co. Ltd.	9,300	146,493
	Nagano Keiki Co. Ltd.	88,600	785,833
	Naigai Tec Corp.	7,900	155,807
	Nakayo, Inc.	73,100	627,278
	NEC Networks & System Integration Corp.	98,200	1,355,483
	NET One Systems Co. Ltd.	341,300	7,948,718
	NF Holdings Corp.	25,900	232,214
	Nichicon Corp.	313,500	3,007,680
#	Nihon Dempa Kogyo Co. Ltd.	84,000	729,774
	Nihon Denkei Co. Ltd.	43,300	477,025
	Nippon Ceramic Co. Ltd.	8,900	140,033
*	Nippon Chemi-Con Corp.	120,900	1,581,829
	Nippon Computer Dynamics Co. Ltd.	36,200	183,259
#*	Nippon Denkai, Ltd.	1,200	26,343
	Nippon Electric Glass Co. Ltd.	254,836	5,073,753
#	Nippon Information Development Co. Ltd.	12,600	141,990
#	Nippon Kodoshi Corp.	51,600	800,485
	Nippon Signal Co. Ltd	294,300	2,172,714
	Nippon Systemware Co. Ltd.	48,600	894,156
#	Nissha Co. Ltd.	245,700	2,892,686
	Nohmi Bosai Ltd.	145,100	2,014,799
	NSD Co. Ltd.	493,860	9,276,919
	Ohara, Inc.	48,700	455,210
#	Ohizumi Mfg. Co. Ltd.	22,800	151,885
*	Okaya Electric Industries Co. Ltd.	77,800	144,505
	Oki Electric Industry Co. Ltd.	520,900	3,009,590
	ONO Sokki Co. Ltd.	32,200	100,659
	Optex Group Co. Ltd.	169,820	2,642,455
*	Optim Corp.	78,100	494,229
	Optorun Co. Ltd.	128,700	1,826,234
	Oro Co. Ltd.	31,300	370,698
	Osaki Electric Co. Ltd.	281,800	1,094,709
#	Oval Corp.	35,600	148,705
*	Oxide Corp.	2,500	103,854
#	PCA Corp.	38,200	344,824
	PCI Holdings, Inc.	45,300	332,457
#	Pipedo HD, Inc.	10,600	223,431
	Pole To Win Holdings, Inc.	202,800	1,571,049
	Pro-Ship, Inc.	51,100	623,282
	Rakus Co. Ltd.	97,500	1,379,338
	Relia, Inc.	245,600	2,048,551
	Restar Holdings Corp.	112,300	1,644,099
*	Ricksoft Co. Ltd.	2,000	30,546
#	Riken Keiki Co. Ltd.	89,400	2,787,849
	Riso Kagaku Corp.	68,700	1,258,308
#	River Eletec Corp.	35,300	267,994
	Roland DG Corp.	82,600	2,095,451
	Rorze Corp.	68,900	4,433,255

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	RS Technologies Co. Ltd.	9,400	$442,093
	Ryoden Corp.	95,700	1,177,366
	Ryosan Co. Ltd.	132,200	2,226,812
	Saison Information Systems Co. Ltd.	27,400	377,040
	Sakura Internet, Inc.	131,700	583,900
	Sanken Electric Co. Ltd.	95,000	3,662,270
	Sanshin Electronics Co. Ltd.	76,000	881,240
#	Satori Electric Co. Ltd.	79,180	659,257
	Saxa Holdings, Inc.	30,600	298,671
	SB Technology Corp.	65,000	1,265,187
#	Scala, Inc.	102,100	574,019
	Seikoh Giken Co. Ltd.	23,900	334,971
#	SEMITEC Corp.	8,000	434,090
	SERAKU Co. Ltd.	24,700	227,617
#	Shibaura Electronics Co. Ltd.	45,000	1,693,947
	Shibaura Mechatronics Corp.	23,100	1,749,926
	Shindengen Electric Manufacturing Co. Ltd.	48,500	1,277,578
	Shinko Shoji Co. Ltd.	239,100	1,631,129
#	Shizuki Electric Co., Inc.	121,600	492,684
	Showa Shinku Co. Ltd.	24,400	263,716
#	Sigma Koki Co. Ltd.	28,900	327,365
	Siix Corp.	193,700	1,412,679
	SK-Electronics Co. Ltd.	49,000	351,763
#*	Smaregi, Inc.	6,500	61,710
	SMK Corp.	27,599	457,138
	Softcreate Holdings Corp.	48,200	1,496,212
#	Soliton Systems KK	54,100	549,944
	Solxyz Co. Ltd.	41,000	113,797
	Soshin Electric Co. Ltd.	18,200	69,969
#*	Speee, Inc.	3,600	91,671
	SRA Holdings	70,400	1,554,957
	Sumida Corp.	165,449	1,038,668
#*	Sun*, Inc.	19,500	162,286
	Sun-Wa Technos Corp.	76,800	823,637
	Suzuki Co. Ltd.	73,200	442,052
	System D, Inc.	1,100	10,877
#	System Information Co. Ltd.	54,800	407,584
	System Research Co. Ltd.	29,800	472,134
	System Support, Inc.	19,300	189,346
	Systems Engineering Consultants Co. Ltd.	6,600	121,571
	Systena Corp.	1,510,000	5,178,210
	Tachibana Eletech Co. Ltd.	104,360	1,215,132
	Takachiho Koheki Co. Ltd.	40,900	621,874
	TAKEBISHI Corp.	52,200	589,075
#	Tamura Corp.	444,000	2,066,056
	TDC Soft, Inc.	93,400	820,599
	TechMatrix Corp.	244,300	3,401,144
	Techno Horizon Co. Ltd.	59,100	245,483
	Tecnos Japan, Inc.	46,100	170,993
	Teikoku Tsushin Kogyo Co. Ltd.	51,500	573,988
	Terilogy Co. Ltd.	20,900	52,507
#	TESEC Corp.	22,600	309,114
	TKC Corp.	186,500	4,900,439
	Tobila Systems, Inc.	1,600	11,019
	Toho System Science Co. Ltd.	2,700	20,096
#	Tokyo Electron Device Ltd.	45,100	1,784,337
	Tokyo Seimitsu Co. Ltd.	248,700	8,640,333
	Tomen Devices Corp.	17,800	723,949
	Topcon Corp.	684,300	9,671,720

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Torex Semiconductor Ltd.	52,900	$1,088,824
	Toshiba TEC Corp.	91,400	3,017,390
	Toukei Computer Co. Ltd.	6,210	301,471
#	Towa Corp.	140,600	1,915,775
	Toyo Corp.	149,600	1,378,806
	Transcosmos, Inc.	105,900	3,004,660
#	Tri Chemical Laboratories, Inc.	154,500	2,631,283
	Tsuzuki Denki Co. Ltd.	42,800	437,136
	Ubicom Holdings, Inc.	29,500	618,289
	Uchida Yoko Co. Ltd.	46,900	1,767,752
	ULS Group, Inc.	11,100	340,923
	Ulvac, Inc.	131,600	4,969,467
#	Uniden Holdings Corp.	38,400	1,183,073
#	UNITED, Inc.	24,200	302,697
	User Local, Inc.	7,400	91,308
	V Technology Co. Ltd.	56,900	1,277,727
	VINX Corp.	25,600	282,123
	Wacom Co. Ltd.	990,000	6,495,261
#	Wellnet Corp.	54,900	187,343
#	WILLs, Inc.	34,200	157,853
	WingArc1st, Inc.	1,400	20,834
	Wow World, Inc.	21,700	164,474
*	Writeup Co. Ltd.	11,400	159,922
#	YAC Holdings Co. Ltd.	59,500	711,548
	Yamaichi Electronics Co. Ltd.	149,000	2,002,715
	Yashima Denki Co. Ltd.	119,500	923,018
	YE DIGITAL Corp.	14,400	49,429
	Yokowo Co. Ltd.	108,500	1,605,144
TOTAL INFORMATION TECHNOLOGY			430,053,236
MATERIALS — (12.3%)
	Achilles Corp.	85,800	902,686
	ADEKA Corp.	508,800	9,203,317
	Agro-Kanesho Co. Ltd.	2,300	23,824
	Aica Kogyo Co. Ltd.	167,700	3,885,758
	Aichi Steel Corp.	66,565	1,078,680
	Arakawa Chemical Industries Ltd.	106,400	803,749
	Araya Industrial Co. Ltd.	21,400	232,952
	Asahi Holdings, Inc.	464,800	7,093,924
	Asahi Printing Co. Ltd.	25,700	163,160
	ASAHI YUKIZAI Corp.	90,600	1,430,367
	Asahipen Corp.	2,100	27,921
	Asia Pile Holdings Corp.	210,800	776,767
#	C Uyemura & Co. Ltd.	72,700	3,388,849
	Carlit Holdings Co. Ltd.	131,200	652,580
	Chuetsu Pulp & Paper Co. Ltd.	40,500	275,571
#	Chugoku Marine Paints Ltd.	325,400	2,150,821
	CI Takiron Corp.	284,700	1,194,372
#	CK-San-Etsu Co. Ltd.	22,800	713,958
	Dai Nippon Toryo Co. Ltd.	123,600	676,048
	Daicel Corp.	1,432,400	9,111,948
	Daido Steel Co. Ltd.	170,600	5,091,799
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	126,400	1,119,300
	Daiken Corp.	62,200	911,526
	Daiki Aluminium Industry Co. Ltd.	178,800	1,667,033
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	80,700	1,107,141
#	Daio Paper Corp.	127,700	1,367,343
	Daito Chemix Corp.	27,200	125,283
	DIC Corp.	247,000	4,567,876

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	DKS Co. Ltd.	50,800	$898,355
	Dynapac Co. Ltd.	8,500	81,656
	FP Corp.	87,200	1,963,303
	Fuji Seal International, Inc.	240,200	2,783,302
	Fujikura Kasei Co. Ltd.	162,600	599,161
	Fujimi, Inc.	71,100	3,167,100
	Fujimori Kogyo Co. Ltd.	104,000	2,777,503
	Fuso Chemical Co. Ltd.	119,600	3,065,890
	Geostr Corp.	57,100	125,394
*	Godo Steel Ltd.	59,700	656,815
	Gun-Ei Chemical Industry Co. Ltd.	31,700	620,639
	Hakudo Co. Ltd.	41,600	776,012
	Harima Chemicals Group, Inc.	93,100	532,618
	Hodogaya Chemical Co. Ltd.	43,000	1,137,840
	Hokkan Holdings Ltd.	58,100	549,286
	Hokko Chemical Industry Co. Ltd.	119,100	876,926
#	Hokuetsu Corp.	793,299	4,183,072
	Ise Chemicals Corp.	13,000	401,914
	Ishihara Chemical Co. Ltd.	72,000	687,844
	Ishihara Sangyo Kaisha Ltd.	227,250	1,796,332
	Ishizuka Glass Co. Ltd.	12,900	162,409
	Japan Pure Chemical Co. Ltd.	500	8,786
	JCU Corp.	132,700	3,557,792
	JSP Corp.	81,100	898,539
	Kaneka Corp.	166,000	4,497,785
	Kanto Denka Kogyo Co. Ltd.	284,300	1,949,857
	Katakura & Co-op Agri Corp.	21,500	199,079
	KeePer Technical Laboratory Co. Ltd.	92,800	2,492,854
	KEIWA, Inc.	14,200	389,527
#	KH Neochem Co. Ltd.	227,300	4,340,541
	Kimoto Co. Ltd.	181,500	347,156
	Koatsu Gas Kogyo Co. Ltd.	187,493	963,350
	Kobe Steel Ltd.	1,338,485	6,222,420
	Kohsoku Corp.	70,200	793,127
	Konishi Co. Ltd.	209,700	2,563,608
	Konoshima Chemical Co. Ltd.	37,500	349,966
	Krosaki Harima Corp.	30,400	1,017,356
	Kumiai Chemical Industry Co. Ltd.	306,687	2,294,051
	Kunimine Industries Co. Ltd.	41,700	294,448
	Kureha Corp.	103,950	7,905,803
	Kurimoto Ltd.	60,500	754,934
	Kuriyama Holdings Corp.	78,000	541,855
	Kyoei Steel Ltd.	141,500	1,569,076
	Kyowa Leather Cloth Co. Ltd.	81,300	348,789
	Lintec Corp.	271,800	4,778,402
#	Maeda Kosen Co. Ltd.	119,400	2,789,867
	Maruichi Steel Tube Ltd.	204,800	4,533,086
	MEC Co. Ltd.	97,900	1,770,161
	Mipox Corp.	9,000	43,358
#	Mitani Sekisan Co. Ltd.	67,400	1,999,920
	Mitsubishi Materials Corp.	325,800	4,929,124
*	Mitsubishi Paper Mills Ltd.	246,400	551,297
#	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	440,596
	Mitsui Mining & Smelting Co. Ltd.	372,700	8,925,557
	Molitec Steel Co. Ltd.	69,000	145,579
#	MORESCO Corp.	39,800	347,518
	Moriroku Holdings Co. Ltd.	13,500	188,979
	Mory Industries, Inc.	33,700	667,948
#	Nakayama Steel Works Ltd.	169,700	577,041

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#	Nasu Denki Tekko Co. Ltd.	3,000	$183,997
	Neturen Co. Ltd.	222,100	1,129,506
#	New Japan Chemical Co. Ltd.	117,500	244,332
	Nicca Chemical Co. Ltd.	45,700	281,866
#	Nichia Steel Works Ltd.	138,600	269,923
	Nihon Kagaku Sangyo Co. Ltd.	81,300	637,537
	Nihon Nohyaku Co. Ltd.	243,500	1,257,967
	Nihon Parkerizing Co. Ltd.	521,900	3,760,269
#*	Nihon Yamamura Glass Co. Ltd.	62,500	315,342
	Nippon Carbide Industries Co., Inc.	46,200	477,879
	Nippon Chemical Industrial Co. Ltd.	46,300	711,461
	Nippon Concrete Industries Co. Ltd.	293,100	602,046
	Nippon Denko Co. Ltd.	720,914	1,952,886
#	Nippon Fine Chemical Co. Ltd.	82,800	1,225,471
	Nippon Kayaku Co. Ltd.	575,600	4,845,359
	Nippon Light Metal Holdings Co. Ltd.	374,990	4,484,637
	Nippon Paper Industries Co. Ltd.	560,900	4,067,725
	Nippon Pillar Packing Co. Ltd.	120,400	2,444,331
	Nippon Shokubai Co. Ltd.	98,600	3,859,311
	Nippon Soda Co. Ltd.	147,700	4,669,537
#	Nippon Yakin Kogyo Co. Ltd.	91,949	1,549,962
	Nitta Gelatin, Inc.	85,500	397,306
	Nittetsu Mining Co. Ltd.	35,300	1,434,302
	Nozawa Corp.	47,500	254,814
	Oat Agrio Co. Ltd.	49,200	647,307
	Okamoto Industries, Inc.	70,500	2,092,086
	Okura Industrial Co. Ltd.	54,600	729,050
	Osaka Organic Chemical Industry Ltd.	102,200	1,920,448
#	Osaka Soda Co. Ltd.	85,499	2,185,162
	Osaka Steel Co. Ltd.	89,300	916,643
	Pacific Metals Co. Ltd.	92,999	1,737,473
	Pack Corp.	87,200	1,594,349
	Rasa Industries Ltd.	45,700	655,737
	Rengo Co. Ltd.	980,600	5,734,694
	Riken Technos Corp.	234,800	830,020
	Sakai Chemical Industry Co. Ltd.	86,300	1,262,312
	Sakata INX Corp.	270,000	2,005,223
	Sanyo Chemical Industries Ltd.	85,200	3,078,306
#	Sanyo Special Steel Co. Ltd.	130,860	1,997,053
	Seiko PMC Corp.	78,300	322,671
	Sekisui Kasei Co. Ltd.	150,000	466,415
	Shikoku Chemicals Corp.	228,000	2,159,009
	Shinagawa Refractories Co. Ltd.	35,900	1,001,603
	Shin-Etsu Polymer Co. Ltd.	283,900	2,942,666
	SK Kaken Co. Ltd.	1,300	335,882
	Soken Chemical & Engineering Co. Ltd.	48,400	685,619
	Stella Chemifa Corp.	65,600	1,243,781
	Sumitomo Bakelite Co. Ltd.	194,100	6,282,299
	Sumitomo Osaka Cement Co. Ltd.	222,199	5,871,227
	Sumitomo Seika Chemicals Co. Ltd.	56,400	1,268,375
	T Hasegawa Co. Ltd.	199,900	4,583,509
#	T&K Toka Co. Ltd.	128,100	845,946
	Taiheiyo Cement Corp.	350,800	5,263,074
	Taisei Lamick Co. Ltd.	36,900	754,120
	Taiyo Holdings Co. Ltd.	229,200	4,942,800
	Takasago International Corp.	85,200	1,652,616
	Takemoto Yohki Co. Ltd.	43,800	252,552
#*	Tanaka Chemical Corp.	13,400	108,258
#	Taoka Chemical Co. Ltd.	23,500	146,419

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Tayca Corp.	97,400	$881,562
	Teijin Ltd.	109,300	1,158,136
	Tenma Corp.	111,300	1,946,596
	Titan Kogyo Ltd.	5,100	61,787
	Toagosei Co. Ltd.	714,400	5,546,624
*	Toda Kogyo Corp.	3,100	56,361
#	Toho Acetylene Co. Ltd.	12,700	107,261
	Toho Chemical Industry Co. Ltd.	47,000	179,440
#	Toho Titanium Co. Ltd.	225,800	3,805,360
	Toho Zinc Co. Ltd.	88,999	1,447,520
	Tohoku Steel Co. Ltd.	16,300	189,144
	Tokai Carbon Co. Ltd.	719,000	5,812,876
	Tokushu Tokai Paper Co. Ltd.	60,058	1,430,345
	Tokuyama Corp.	389,297	5,263,050
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	177,253
#	Tokyo Rope Manufacturing Co. Ltd.	46,000	325,218
	Tokyo Steel Manufacturing Co. Ltd.	572,300	5,886,933
	Tokyo Tekko Co. Ltd.	61,900	577,663
	Tomoku Co. Ltd.	70,600	790,634
	Topy Industries Ltd.	94,400	941,239
#	Toyo Gosei Co. Ltd.	31,100	1,911,941
	Toyo Ink SC Holdings Co. Ltd.	240,100	3,499,429
	Toyo Seikan Group Holdings Ltd.	51,500	593,053
	Toyobo Co. Ltd.	523,000	4,065,015
	TYK Corp.	148,500	311,745
	UACJ Corp.	208,841	3,543,203
	UBE Corp.	491,800	7,700,340
	Ultrafabrics Holdings Co. Ltd.	700	17,989
	Valqua Ltd.	108,399	2,233,886
	Vertex Corp.	126,294	1,225,810
	Wavelock Holdings Co. Ltd.	30,900	146,610
	Wood One Co. Ltd.	40,897	359,880
	Yamato Kogyo Co. Ltd.	152,700	5,221,711
	Yodogawa Steel Works Ltd.	138,500	2,484,572
	Yotai Refractories Co. Ltd.	115,400	1,320,349
	Yushiro Chemical Industry Co. Ltd.	60,500	411,470
TOTAL MATERIALS			345,781,531
REAL ESTATE — (1.4%)
#	AD Works Group Co. Ltd.	47,879	56,109
	Airport Facilities Co. Ltd.	143,970	590,559
#	Anabuki Kosan, Inc.	16,400	264,624
#	Aoyama Zaisan Networks Co. Ltd.	92,000	740,616
	Apaman Co. Ltd.	75,900	273,812
	Ardepro Co. Ltd.	7,070	25,378
	Arealink Co. Ltd.	31,173	372,643
#	B-Lot Co. Ltd.	25,800	102,698
	Cosmos Initia Co. Ltd.	93,700	310,801
#	CRE, Inc.	30,100	374,185
#	Dear Life Co. Ltd.	152,600	720,567
	Goldcrest Co. Ltd.	103,270	1,404,599
	Good Com Asset Co. Ltd.	42,500	407,600
	Grandy House Corp.	95,600	405,869
	Heiwa Real Estate Co. Ltd.	176,700	5,319,901
	Ichigo, Inc.	133,800	302,198
#	Japan Property Management Center Co. Ltd.	86,300	688,100
	JINUSHI Co. Ltd.	77,900	1,184,389
	JSB Co. Ltd.	21,700	522,777
	Katitas Co. Ltd.	134,900	3,396,138

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	Keihanshin Building Co. Ltd.	202,700	$1,994,379
	Loadstar Capital KK	9,200	131,888
#	Mirainovate Co. Ltd.	168,940	220,088
#	Mugen Estate Co. Ltd.	64,200	234,110
	Nisshin Group Holdings Co. Ltd.	205,500	686,700
#	Property Agent, Inc.	9,200	101,924
	Raysum Co. Ltd.	94,000	931,723
	SAMTY Co. Ltd.	183,150	2,838,600
	Sankyo Frontier Co. Ltd.	24,600	744,171
	Sansei Landic Co. Ltd.	29,100	180,683
	Shinoken Group Co. Ltd.	112,600	932,612
#*	SRE Holdings Corp.	11,500	238,355
	Star Mica Holdings Co. Ltd.	87,800	1,049,574
	Starts Corp., Inc.	212,600	4,614,686
	Sun Frontier Fudousan Co. Ltd.	190,500	1,596,988
#	Sunnexta Group, Inc.	11,100	82,889
	Takara Leben Co. Ltd.	547,800	1,521,403
	Tenpo Innovation Co. Ltd.	3,100	21,034
	TOC Co. Ltd.	297,950	1,778,876
#	Tokyo Rakutenchi Co. Ltd.	19,800	593,772
#	Tokyo Theatres Co., Inc.	47,099	430,517
	Tosei Corp.	187,900	1,804,537
	Urbanet Corp. Co. Ltd.	92,700	208,778
	Yoshicon Co. Ltd.	3,100	24,660
TOTAL REAL ESTATE			40,426,510
UTILITIES — (1.5%)
#	EF-ON, Inc.	88,520	370,973
#	eRex Co. Ltd.	185,100	3,348,700
	Hiroshima Gas Co. Ltd.	322,200	786,850
	Hokkaido Electric Power Co., Inc.	1,163,200	4,467,882
	Hokkaido Gas Co. Ltd.	96,800	1,190,655
	Hokuriku Electric Power Co.	1,029,700	4,196,172
#	Hokuriku Gas Co. Ltd.	10,100	216,728
	K&O Energy Group, Inc.	94,000	1,089,927
	Nippon Gas Co. Ltd.	684,000	10,269,907
	Okinawa Electric Power Co., Inc.	293,616	2,977,778
#*	RENOVA, Inc.	18,000	340,332
	Saibu Gas Holdings Co. Ltd.	217,000	3,015,897
	Shikoku Electric Power Co., Inc.	708,000	4,182,620
	Shizuoka Gas Co. Ltd.	319,000	2,263,492
	Toell Co. Ltd.	57,500	396,822
#	West Holdings Corp.	134,903	4,155,282
TOTAL UTILITIES			43,270,017
TOTAL COMMON STOCKS Cost ($2,855,398,039)			2,768,456,670

			Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	3,394,906	39,268,878
TOTAL INVESTMENTS — (100.0%)
(Cost $2,894,665,556)^^			$2,807,725,548

The Japanese Small Company Series
CONTINUED
Summary of the Series' investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$71,399,970	—	$71,399,970
Consumer Discretionary	—	404,642,950	—	404,642,950
Consumer Staples	—	220,278,854	—	220,278,854
Energy	—	20,735,669	—	20,735,669
Financials	—	251,435,161	—	251,435,161
Health Care	—	138,683,894	—	138,683,894
Industrials	—	801,748,878	—	801,748,878
Information Technology	—	430,053,236	—	430,053,236
Materials	—	345,781,531	—	345,781,531
Real Estate	—	40,426,510	—	40,426,510
Utilities	—	43,270,017	—	43,270,017
Securities Lending Collateral	—	39,268,878	—	39,268,878
TOTAL	—	$2,807,725,548	—	$2,807,725,548

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.1%)
AUSTRALIA — (63.0%)
*	3P Learning Ltd.	93,233	$81,280
*	4DMedical Ltd.	44,717	22,273
*	A2B Australia Ltd.	511,111	415,344
#*	A-Cap Energy Ltd.	575,931	27,124
	Accent Group Ltd.	2,684,944	2,476,289
*††	ACN Ltd.	1,687	1
	Acrow Formwork & Construction Services Ltd.	271,826	91,145
*	Actinogen Medical Ltd.	729,727	30,692
#	Adairs Ltd.	1,136,992	1,927,216
	Adbri Ltd.	2,286,093	4,076,819
*	Adore Beauty Group Ltd.	24,063	25,277
#*	Advance Zinctek Ltd.	9,653	15,902
#*	Aeris Resources Ltd.	148,242	44,685
*	Ainsworth Game Technology Ltd.	557,129	350,469
#*	Alcidion Group Ltd.	643,486	70,733
*	Alkane Resources Ltd.	3,356,164	1,860,989
*	Alliance Aviation Services Ltd.	423,816	955,100
#*	Alligator Energy Ltd.	8,107,416	358,391
*	Altech Chemicals Ltd.	174,277	7,031
#*	AMA Group Ltd.	6,168,260	669,130
*	AMP Ltd.	14,771,722	11,312,327
#*	Andromeda Metals Ltd.	1,579,203	111,196
#	Ansell Ltd.	639,006	11,731,929
*	Antipa Minerals Ltd.	2,985,349	70,719
#	Appen Ltd.	755,130	3,096,171
#*	Arafura Resources Ltd.	9,473,347	2,358,234
#	ARB Corp. Ltd.	521,026	12,234,733
#*	Archer Materials Ltd.	514,440	269,379
*	Ardea Resources Ltd.	132,809	116,724
#	Ardent Leisure Group Ltd.	3,310,550	1,196,840
#*	Argosy Minerals Ltd.	1,030,094	294,211
*	Aroa Biosurgery Ltd.	89,237	53,774
*	Atomos Ltd.	494,568	109,956
	AUB Group Ltd.	770,316	10,565,536
#*	Audinate Group Ltd.	122,957	813,615
#*	Aura Energy Ltd.	259,286	38,336
#*	Aurelia Metals Ltd.	8,680,183	1,678,937
*	Ausgold Ltd.	420,326	14,436
*	Aussie Broadband Ltd.	795,745	2,033,380
	Austal Ltd.	2,403,127	4,514,429
	Austin Engineering Ltd.	471,404	79,503
*	Australian Agricultural Co. Ltd.	3,149,972	4,085,254
	Australian Ethical Investment Ltd.	276,408	1,268,997
	Australian Finance Group Ltd.	1,779,593	2,370,773
*	Australian Mines Ltd.	1,712,127	86,893
*	Australian Potash Ltd.	426,553	11,378
#*	Australian Strategic Materials Ltd.	565,588	1,424,838
#*	Australian Vanadium Ltd.	11,526,970	360,194
#	Australian Vintage Ltd.	2,888,489	1,337,033
*	Australis Oil & Gas Ltd.	643,590	22,318
	Auswide Bank Ltd.	166,720	781,286
*	Auteco Minerals Ltd.	247,992	8,540
#	AVJennings Ltd.	5,407,981	1,797,244
#*	AVZ Minerals Ltd.	263,719	147,472
*	Azure Minerals Ltd.	24,167	3,672

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Baby Bunting Group Ltd.	797,757	$2,700,658
*	Bannerman Energy Ltd.	95,393	151,144
	Bapcor Ltd.	2,189,248	10,264,632
	Base Resources Ltd.	1,491,421	318,200
*	BCI Minerals Ltd.	2,716,101	480,155
	Beach Energy Ltd.	10,637,240	13,708,421
	Beacon Lighting Group Ltd.	447,480	748,791
	Beacon Minerals Ltd.	2,446,902	51,358
	Bega Cheese Ltd.	1,973,378	4,827,972
#	Bell Financial Group Ltd.	734,391	598,349
#*	Bellevue Gold Ltd.	6,785,244	4,035,612
*	Berkeley Energia Ltd.	37,692	9,162
#*	Betmakers Technology Group Ltd.	2,052,144	728,826
#*	Bigtincan Holdings Ltd.	1,280,517	702,642
*	Bionomics Ltd.	160,677	5,728
*	Black Rock Mining Ltd.	2,860,513	354,111
	Blackmores Ltd.	96,119	5,248,733
*	Blackstone Minerals Ltd.	110,079	16,328
#	Boral Ltd.	1,132,145	2,307,156
*	Boss Energy Ltd.	159,052	256,039
*	Botanix Pharmaceuticals Ltd.	688,967	38,279
#*	Bowen Coking Coal Ltd.	383,135	83,324
#	Bravura Solutions Ltd.	1,830,843	1,964,531
#	Breville Group Ltd.	652,020	9,639,543
	Brickworks Ltd.	486,532	7,193,526
#*	Bubs Australia Ltd.	514,756	217,623
*	Buru Energy Ltd.	713,223	70,378
#	BWX Ltd.	1,255,210	600,461
#*	Byron Energy Ltd.	275,427	28,893
*	Calidus Resources Ltd.	1,094,457	547,794
*	Calima Energy Ltd.	1,950,890	186,083
*	Calix Ltd.	425,034	1,893,113
*	Cannindah Resources Ltd.	18,583	3,009
	Capitol Health Ltd.	5,725,035	1,118,483
	Capral Ltd.	57,157	341,867
*	Capricorn Metals Ltd.	2,026,381	5,560,892
*	Carbon Revolution Ltd.	173,560	48,809
#*	Carnarvon Energy Ltd.	7,925,626	1,169,499
#	Cash Converters International Ltd.	2,819,818	473,691
#*	Catapult Group International Ltd.	510,098	356,032
*††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	480,734	1,407,051
*	Central Petroleum Ltd.	759,474	55,889
*	Centrebet International Ltd.	162,672	0
#*	Chalice Mining Ltd.	1,045,445	3,581,351
*	Challenger Exploration Ltd.	103,805	14,873
	Challenger Ltd.	1,368,176	6,758,463
	Champion Iron Ltd.	1,651,922	5,636,173
#*	City Chic Collective Ltd.	1,254,668	2,053,028
*	Clean Seas Seafood Ltd.	247,494	95,425
	ClearView Wealth Ltd.	156,351	74,732
#	Clinuvel Pharmaceuticals Ltd.	245,225	3,249,462
#	Clover Corp. Ltd.	757,373	570,758
*	Cobalt Blue Holdings Ltd.	650,479	377,202
	Codan Ltd.	670,501	4,108,241
	COG Financial Services Ltd.	10,563	13,272
#*	Cogstate Ltd.	242,048	305,966
*	Collection House Ltd.	428,104	20,340
	Collins Foods Ltd.	797,445	5,812,820

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Comet Ridge Ltd.	861,927	$112,293
*	Cooper Energy Ltd.	19,293,734	3,051,737
#*	Core Lithium Ltd.	756,237	626,888
#*	Corporate Travel Management Ltd.	678,798	9,052,110
#	Costa Group Holdings Ltd.	2,751,728	4,988,650
#	Credit Corp. Group Ltd.	455,264	7,739,844
*	Creso Pharma Ltd.	39,292	1,345
	CSR Ltd.	3,109,441	9,979,148
*	Cynata Therapeutics Ltd.	111,132	30,936
#*	Dacian Gold Ltd.	1,423,438	113,803
#*	Danakali Ltd.	693,690	124,976
	Data#3 Ltd.	1,140,811	4,968,761
#*	De Grey Mining Ltd.	6,352,977	4,006,383
#*	Deep Yellow Ltd.	1,225,908	657,165
	Deterra Royalties Ltd.	2,795,041	8,531,032
#	Dicker Data Ltd.	398,359	3,155,964
	Domain Holdings Australia Ltd.	1,619,291	4,054,187
	Downer EDI Ltd.	2,892,511	11,260,997
#*	Dreadnought Resources Ltd.	7,262,887	329,848
	Eagers Automotive Ltd.	801,536	7,085,928
	Earlypay Ltd.	954,863	334,179
#*	Eclipx Group Ltd.	2,349,979	4,351,539
*	Ecofibre Ltd.	75,087	16,008
#*	Ecograf Ltd.	1,581,731	342,929
	Elanor Investor Group	444,530	513,612
	Elders Ltd.	1,009,369	8,020,649
#*	Electro Optic Systems Holdings Ltd.	512,444	327,855
*	Elementos Ltd.	135,772	39,568
#*	Elevate Uranium Ltd.	172,343	54,901
#*	Elixir Energy Ltd.	2,250,692	238,441
#*	Elmo Software Ltd.	101,881	198,399
#	Emeco Holdings Ltd.	2,574,795	1,331,519
*	Emerald Resources NL	432,861	324,293
#*	EML Payments Ltd.	1,986,286	1,475,717
*	Energy Resources of Australia Ltd.	21,359	3,636
	Enero Group Ltd.	274,241	602,974
#*	EnviroSuite Ltd.	1,131,191	127,357
	EQT Holdings Ltd.	133,155	2,390,307
	Estia Health Ltd.	1,663,088	2,327,900
	Eureka Group Holdings Ltd.	28,507	11,764
#*	European Lithium Ltd.	3,882,196	210,590
	Euroz Hartleys Group Ltd.	357,406	415,766
*	EVENT Hospitality & Entertainment Ltd.	604,595	6,047,404
*	Experience Co. Ltd.	102,579	19,813
	Fenix Resources Ltd.	497,918	96,435
	Finbar Group Ltd.	337,695	172,422
#*	Firefinch Ltd.	1,569,275	219,291
	Fleetwood Ltd.	636,808	766,632
#*	Flight Centre Travel Group Ltd.	544,324	6,619,645
*	Fluence Corp. Ltd.	116,395	18,436
#*	Frontier Digital Ventures Ltd.	1,022,562	676,010
#*	FYI Resources Ltd.	452,463	54,289
	G8 Education Ltd.	5,945,984	4,438,991
#*	Galan Lithium Ltd.	1,948,397	1,638,084
*	Gascoyne Resources Ltd.	115,362	19,957
#*	Genetic Signatures Ltd.	171,373	130,127
#*	Genex Power Ltd.	1,098,842	165,340
	Genworth Mortgage Insurance Australia Ltd.	2,645,901	5,242,835
	Gold Road Resources Ltd.	7,055,003	6,896,033

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Goulamina Holdings Pty Ltd.	1,120,910	$340,683
	GR Engineering Services Ltd.	258,993	386,276
	GrainCorp Ltd., Class A	1,547,172	9,339,861
	Grange Resources Ltd.	3,698,163	2,924,151
#*	Greenland Minerals Ltd.	1,881,748	74,224
*	GTN Ltd.	15,394	4,866
	GUD Holdings Ltd.	1,106,870	6,847,962
	GWA Group Ltd.	1,609,241	2,346,990
	Hansen Technologies Ltd.	1,305,013	5,230,119
#*	Hastings Technology Metals Ltd.	41,007	117,729
	Healius Ltd.	3,973,423	10,826,142
	Healthia Ltd.	121,923	147,072
*	Helios Energy Ltd.	817,342	50,255
#*	Helloworld Travel Ltd.	51,370	69,744
*	Highfield Resources Ltd.	512,345	341,805
*	Hillgrove Resources Ltd.	391,399	15,145
	Horizon Oil Ltd.	1,563,587	154,138
	Hot Chili Ltd.	169,686	84,770
	HT&E Ltd.	1,709,119	1,564,050
#	HUB24 Ltd.	439,355	7,589,995
#	Humm Group Ltd.	2,546,056	894,860
	IGO Ltd.	57,034	446,909
	Iluka Resources Ltd.	1,520,414	10,319,085
	Image Resources NL	946,902	102,558
	Imdex Ltd.	3,004,974	3,825,906
#*	Immutep Ltd.	1,479,153	353,049
*	Immutep Ltd., Sponsored ADR	4,516	10,206
#*	ImpediMed Ltd.	417,437	21,706
	Infomedia Ltd.	3,087,927	3,450,635
#	Inghams Group Ltd.	3,176,698	6,586,292
	Insignia Financial Ltd.	3,939,870	8,571,664
	Integral Diagnostics Ltd.	1,548,715	3,357,443
#*	Integrated Research Ltd.	566,516	202,742
*	Investigator Resources Ltd.	686,170	24,376
#*	Invictus Energy Ltd.	160,419	23,853
#	InvoCare Ltd.	945,502	7,334,841
#*	ioneer Ltd.	11,443,354	4,540,318
	IPH Ltd.	1,318,230	8,137,788
	IRESS Ltd.	1,255,175	10,065,291
	IVE Group Ltd.	628,751	948,024
*	Janison Education Group Ltd.	262,831	80,781
*	Jervois Global Ltd.	129,686	36,568
	Johns Lyng Group Ltd.	1,066,692	5,670,807
	Jumbo Interactive Ltd.	208,843	2,116,473
#	Jupiter Mines Ltd.	5,443,189	757,711
#*	Kalium Lakes Ltd.	365,906	15,722
*	Karoon Energy Ltd.	4,632,210	6,120,682
	Kelly Partners Group Holdings Ltd.	3,572	11,887
	Kelsian Group Ltd.	554,052	2,386,257
*	KGL Resources Ltd.	310,205	49,046
*	Kingsgate Consolidated Ltd.	355,002	411,426
*	Koba Resources Ltd.	34,188	3,404
#*	Kogan.com Ltd.	468,030	1,514,926
#*	Lake Resources NL	2,607,188	1,504,431
*	Lark Distilling Co. Ltd.	65,368	129,124
*††	Lednium Technology Pty Ltd.	195,019	0
#*	Legend Mining Ltd.	2,176,273	80,289
#*	Lepidico Ltd.	2,895,993	59,608
	Lifestyle Communities Ltd.	541,544	6,451,458

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Link Administration Holdings Ltd.	2,206,818	$6,803,867
*	Lithium Australia Ltd.	423,984	21,143
#*	Lithium Power International Ltd.	304,819	115,785
	Lovisa Holdings Ltd.	325,682	4,091,255
*	Lucapa Diamond Co. Ltd.	2,713,021	102,457
	Lycopodium Ltd.	64,242	278,711
	MA Financial Group Ltd.	399,910	1,732,588
	Maas Group Holdings, Ltd.	13,152	38,422
	MACA Ltd.	2,234,593	1,570,056
#*	Mach7 Technologies Ltd.	42,643	20,345
	Macmahon Holdings Ltd.	5,797,402	588,450
*	Macquarie Telecom Group Ltd.	20,534	970,579
	Mader Group Ltd.	51,738	104,501
	Magellan Financial Group Ltd.	72,665	746,579
*	Maggie Beer Holdings Ltd.	243,446	59,751
#*	Magnetite Mines Ltd.	2,125,737	37,556
*	Magnetite Mines Ltd.	10,628,685	0
††	Mallee Resources Ltd.	49,486	4,540
#	MaxiPARTS Ltd.	86,250	123,756
#*	Mayne Pharma Group Ltd.	9,518,774	2,271,397
	McMillan Shakespeare Ltd.	532,794	4,594,132
	McPherson's Ltd.	653,702	375,816
#*	Medical Developments International Ltd.	138,167	243,945
#*	Megaport Ltd.	442,031	3,034,956
#*	Mesoblast Ltd.	2,382,780	1,563,656
#*	Metals X Ltd.	5,360,909	1,191,984
	Metcash Ltd.	4,324,867	12,606,720
#	Michael Hill International Ltd.	1,522,713	1,094,147
#*	Micro-X Ltd.	261,656	24,836
*	Mincor Resources NL	2,649,729	3,593,815
*	MMA Offshore Ltd.	1,612,106	678,787
#	Monadelphous Group Ltd.	696,927	5,059,491
	Monash IVF Group Ltd.	2,090,982	1,636,467
	Money3 Corp. Ltd.	1,348,356	2,093,103
*	MoneyMe Ltd.	212,751	121,024
*††	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	109,445	183,923
#	Mount Gibson Iron Ltd.	4,669,204	1,721,744
#	Myer Holdings Ltd.	5,167,730	1,704,749
	MyState Ltd.	739,564	2,483,476
#*	Nanosonics Ltd.	1,546,016	5,143,532
	National Tyre & Wheel Ltd.	97,940	63,551
#*	Navarre Minerals Ltd.	1,777,444	71,938
	Navigator Global Investments Ltd.	1,090,492	1,172,975
#*	Nearmap Ltd.	3,423,442	3,352,552
#*	Neometals Ltd.	1,542,276	1,214,771
	Netwealth Group Ltd.	686,797	6,239,498
*	Neurizer Ltd.	522,952	57,239
#*	New Century Resources Ltd.	163,453	198,185
	New Energy Solar	35,136	20,248
#	New Hope Corp. Ltd.	3,053,402	9,459,684
*	New World Resources Ltd.	2,729,773	65,191
	nib holdings Ltd.	2,908,842	14,875,997
#	Nick Scali Ltd.	502,778	3,413,622
	Nickel Industries Ltd.	5,750,030	4,415,847
	Nine Entertainment Co. Holdings Ltd.	552,091	805,484
*	Nitro Software Ltd.	111,082	90,208
#*	Norwest Energy NL	1,011,292	30,619
#*	Nova Minerals Ltd.	108,288	66,557

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Novonix Ltd.	1,150,194	$2,325,466
*	Noxopharm Ltd.	180,445	31,101
	NRW Holdings Ltd.	3,366,410	4,608,541
	Nufarm Ltd.	1,868,539	6,804,953
	Objective Corp. Ltd.	82,851	889,670
*	OFX Group Ltd.	1,909,589	3,639,717
	OM Holdings Ltd.	676,887	306,368
#*	Omni Bridgeway Ltd.	2,348,145	6,813,135
	oOh!media Ltd.	3,417,957	3,007,273
#*	Opthea Ltd.	1,294,186	1,164,983
#*	Ora Banda Mining Ltd.	801,622	30,704
*	OreCorp Ltd.	192,088	58,386
	Orora Ltd.	5,931,076	14,846,315
	Pacific Current Group Ltd.	337,121	1,791,988
#*	Pacific Smiles Group Ltd.	272,678	333,656
	Pact Group Holdings Ltd.	1,422,949	2,024,133
#*	Paladin Energy Ltd.	14,648,987	7,661,709
*	Panoramic Resources Ltd.	10,499,003	1,452,907
*	Pantoro Ltd.	4,603,506	608,588
#*	Paradigm Biopharmaceuticals Ltd.	41,528	32,938
	Paragon Care Ltd.	335,469	74,236
	Peak Resources Ltd.	22,422	7,128
	Peet Ltd.	1,364,417	995,601
	Pendal Group Ltd.	2,058,779	6,972,517
#*	Peninsula Energy Ltd.	3,332,209	439,984
	PeopleIN Ltd.	431,483	1,031,459
	Pepper Money Ltd.	217,431	249,613
	Perenti Global Ltd.	4,462,529	1,800,269
#	Perpetual Ltd.	376,124	8,028,018
	Perseus Mining Ltd.	8,114,950	9,630,995
#	Pinnacle Investment Management Group Ltd.	665,269	4,723,901
	Platinum Asset Management Ltd.	2,221,384	2,852,210
*	Podium Minerals Ltd.	245,537	42,319
#*	PointsBet Holdings Ltd.	173,761	393,780
*	PolyNovo Ltd.	520,383	601,372
*	Poseidon Nickel Ltd.	12,683,800	484,229
*	PPK Group Ltd.	22,761	43,885
	PPK Mining Equipment Group	22,761	0
#	Praemium Ltd.	2,977,411	1,323,165
#*	Predictive Discovery Ltd.	1,997,557	337,026
	Premier Investments Ltd.	355,153	5,282,426
#*	Prescient Therapeutics Ltd.	430,367	55,587
#	Probiotec Ltd.	78,596	128,194
	Propel Funeral Partners Ltd.	167,010	548,248
*	Prophecy International Holdings Ltd.	24,007	14,519
#	Prospect Resources Ltd.	1,167,946	98,223
#*	Province Resources Ltd.	889,179	62,687
	PSC Insurance Group Ltd.	229,514	705,783
	PTB Group Ltd.	96,597	78,181
#	PWR Holdings Ltd.	587,563	3,452,946
#*	PYC Therapeutics Ltd.	389,981	16,953
	QANTM Intellectual Property Ltd.	112,211	78,081
#*	Raiz Invest Ltd.	65,033	31,657
#	Ramelius Resources Ltd.	5,686,438	4,308,458
*	ReadyTech Holdings Ltd.	260,516	590,222
	Reckon Ltd.	391,834	334,540
*	Red 5 Ltd.	14,502,872	2,689,938
*	Red Dirt Metals Ltd.	39,345	10,860
*	Red River Resources Ltd.	480,964	52,089

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Redbubble Ltd.	1,256,028	$1,043,074
	Regal Partners Ltd.	7,907	16,912
#	Regis Healthcare Ltd.	1,039,523	1,577,777
#	Regis Resources Ltd.	4,825,314	5,978,369
#*	Reject Shop Ltd.	177,723	537,123
	Reliance Worldwide Corp. Ltd.	3,790,375	11,842,521
#*	Renascor Resources Ltd.	727,091	108,554
#	Resimac Group Ltd.	124,613	117,000
#*	Resolute Mining Ltd.	7,814,227	1,535,356
*	Retail Food Group Ltd.	12,168,489	409,496
*	Rex Minerals Ltd.	142,808	17,101
	Ridley Corp. Ltd.	1,958,399	2,321,581
*	RPMGlobal Holdings Ltd.	1,050,275	1,166,357
#*	Rumble Resources Ltd.	178,014	31,184
*††	Salmat Ltd.	667,137	0
	Sandfire Resources Ltd.	2,964,241	9,566,053
*	SciDev Ltd.	144,186	34,497
*	SECOS Group Ltd.	230,520	22,661
	Select Harvests Ltd.	892,695	2,884,794
#	Servcorp Ltd.	348,243	768,679
*	Service Stream Ltd.	4,278,797	3,159,103
#*	Seven West Media Ltd.	7,539,847	2,519,924
	SG Fleet Group Ltd.	639,084	1,174,048
	Shaver Shop Group Ltd.	717,884	525,114
*	Sheffield Resources Ltd.	249,376	84,423
	Shine Justice Ltd.	59,739	46,760
	Shriro Holdings Ltd.	24,206	13,052
*	Sierra Rutile Holdings, Ltd.	1,588,118	355,078
	Sigma Healthcare Ltd.	6,440,812	2,797,516
*	Silex Systems Ltd.	80,327	184,867
*	Silver Lake Resources Ltd.	5,791,755	5,856,077
#*	Silver Mines Ltd.	3,864,903	511,633
	Sims Ltd.	1,144,275	11,899,315
	SmartGroup Corp. Ltd.	953,445	4,619,381
*	SomnoMed Ltd.	25,160	22,385
	Southern Cross Electrical Engineering Ltd.	796,378	361,218
	Southern Cross Media Group Ltd.	1,561,488	1,310,893
*††	Speedcast International Ltd.	1,497,915	0
#*	Splitit Ltd.	84,457	15,297
	SRG Global Ltd.	705,502	345,421
	St Barbara Ltd.	6,020,429	4,746,872
*	Star Entertainment Grp Ltd.	5,161,628	11,183,455
*	Starpharma Holdings Ltd.	210,969	99,397
	Steadfast Group Ltd.	479,559	1,797,886
*	Strickland Metals Ltd.	299,807	12,812
#*	Strike Energy Ltd.	5,952,516	1,218,960
#	Sunland Group Ltd.	1,137,013	2,012,405
*	Sunrise Energy Metals Ltd.	8,693	16,719
*	Sunstone Metals Ltd.	7,298,573	257,311
	Super Retail Group Ltd.	1,085,264	7,576,016
*	Superloop Ltd.	2,277,154	1,351,460
	Symbio Holdings Ltd.	308,615	867,478
#*	Syrah Resources Ltd.	4,909,774	5,115,602
	Tabcorp Holdings Ltd.	3,794,333	2,646,846
#	Tassal Group Ltd.	1,531,815	5,275,189
	Technology One Ltd.	1,614,474	13,395,723
#*	Temple & Webster Group Ltd.	540,805	2,010,346
	Ten Sixty Four Ltd.	1,044,721	460,829
*	Terracom Ltd.	1,224,699	700,281

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Tesserent Ltd.	322,736	$27,371
*	Tietto Minerals Ltd.	367,226	123,126
	Tribune Resources Ltd.	14,725	38,089
*	Tyro Payments Ltd.	2,067,445	1,209,746
	United Malt Grp Ltd.	1,796,399	4,639,251
	Universal Store Holdings Ltd.	7,551	25,607
#*	Vimy Resources Ltd.	2,696,828	418,252
*††	Virgin Australia Holdings Ltd.	7,648,897	0
	Vita Group Ltd.	374,239	51,239
#*	Vital Metals Ltd.	246,694	8,807
Ω	Viva Energy Group Ltd.	4,699,416	8,828,182
#*	Viva Leisure Ltd.	84,215	68,350
*	Vmoto Ltd.	267,457	75,484
#*	Volpara Health Technologies Ltd.	225,102	108,482
#*	VRX Silica Ltd.	1,325,475	168,163
*	Wagners Holding Co. Ltd.	137,096	117,194
*	Walkabout Resources Ltd.	1,129,282	169,641
#*	Warrego Energy Ltd.	86,865	9,424
#*	Webjet Ltd.	2,181,629	7,948,987
*	West African Resources Ltd.	6,322,943	5,886,531
	Westgold Resources Ltd.	3,170,864	2,893,920
#*	Whispir Ltd.	121,430	101,605
	Whitehaven Coal Ltd.	5,290,865	23,295,042
*	Widgie Nickel Ltd.	265,653	66,491
*	Wiluna Mining Corp. Ltd.	248,265	35,560
#*	Zip Co. Ltd.	2,250,758	1,818,590
TOTAL AUSTRALIA			911,028,157
CHINA — (0.1%)
	BOE Varitronix Ltd.	224,293	521,450
*	China Display Optoelectronics Technology Holdings Ltd.	896,000	44,597
	Fountain SET Holdings Ltd.	4,346,000	597,212
	GDH Guangnan Holdings Ltd.	1,927,600	152,020
*	Goodbaby International Holdings Ltd.	1,380,000	161,810
*	Neo-Neon Holdings Ltd.	2,315,500	134,876
TOTAL CHINA			1,611,965
HONG KONG — (21.4%)
*	Aceso Life Science Group Ltd.	7,436,400	113,415
	Aeon Credit Service Asia Co. Ltd.	1,006,000	627,570
	Allied Group Ltd.	11,794,000	3,490,625
	Analogue Holdings Ltd.	842,000	133,988
	APAC Resources Ltd.	4,519,815	623,983
#*	Apollo Future Mobility Group Ltd.	8,436,000	338,708
*	Applied Development Holdings Ltd.	13,430,000	169,610
	Asia Financial Holdings Ltd.	2,082,908	877,812
	Asia Standard Hotel Group Ltd.	2,651,654	45,151
	Asia Standard International Group Ltd.	11,156,917	952,692
	Asiasec Properties Ltd.	1,395,000	69,684
	ASM Pacific Technology Ltd.	1,590,200	12,670,131
	Associated International Hotels Ltd.	952,000	1,400,587
	Automated Systems Holdings Ltd.	434,400	49,856
	Bank of East Asia Ltd.	2,504,334	3,182,914
*††	Bel Global Resources Holdings Ltd.	2,576,000	0
	Best Mart 360 Holdings Ltd.	984,000	206,298
Ω	BOC Aviation Ltd.	70,100	596,594
	BOCOM International Holdings Co. Ltd.	2,371,000	181,053
	Bright Smart Securities & Commodities Group Ltd.	122,000	21,133

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
††	Brightoil Petroleum Holdings Ltd.	9,034,000	$323,732
	Build King Holdings Ltd.	630,000	62,981
††	Burwill Holdings Ltd.	37,300,960	63,199
	Cafe de Coral Holdings Ltd.	3,056,000	4,663,362
#*	Cathay Pacific Airways Ltd.	2,001,000	2,072,993
*	Century City International Holdings Ltd.	7,111,460	266,940
	Chen Hsong Holdings	1,296,000	361,588
	Cheuk Nang Holdings Ltd.	771,714	236,382
	Chevalier International Holdings Ltd.	820,989	906,910
*	China Baoli Technologies Holdings Ltd.	114,750	2,867
*	China Best Group Holding Ltd.	1,124,998	97,305
*	China Energy Development Holdings Ltd.	49,560,000	1,071,406
	China Motor Bus Co. Ltd.	80,000	877,253
*††	China Solar Energy Holdings Ltd.	1,669,500	7,178
#*	China Star Entertainment Ltd.	11,170,000	1,122,875
#*	China Strategic Holdings Ltd.	83,051,250	350,153
*	China Tonghai International Financial Ltd.	1,300,000	28,184
*	Chinese Estates Holdings Ltd.	2,943,500	810,162
	Chinney Investments Ltd.	1,180,000	213,242
	Chow Sang Sang Holdings International Ltd.	2,417,000	2,498,561
	Chuang's China Investments Ltd.	8,811,407	454,884
	Chuang's Consortium International Ltd.	7,519,043	1,091,034
	CITIC Telecom International Holdings Ltd.	13,126,125	4,377,424
#	CK Life Sciences International Holdings, Inc.	18,634,000	1,902,527
#	CMBC Capital Holdings Ltd.	440,999	102,522
*	C-Mer Eye Care Holdings Ltd.	2,318,000	1,181,172
	CNT Group Ltd.	7,979,264	385,690
#	Convenience Retail Asia Ltd.	1,026,000	117,625
*	Cowell e Holdings, Inc.	407,000	714,928
Ω	Crystal International Group Ltd.	304,000	96,001
	CSI Properties Ltd.	47,866,383	1,152,058
*††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,764,716	2,871,442
	Dah Sing Financial Holdings Ltd.	1,436,144	3,771,387
	Dickson Concepts International Ltd.	1,591,000	825,821
*	Digital Domain Holdings Ltd.	581,000	31,001
*	Dingyi Group Investment Ltd.	300,000	1,946
*	DTXS Silk Road Investment Holdings Co. Ltd.	72,000	6,773
	Dynamic Holdings Ltd.	198,000	234,671
	Eagle Nice International Holdings Ltd.	2,022,000	1,074,850
	EC Healthcare	1,605,097	1,379,785
††	EcoGreen International Group Ltd.	1,994,640	362,089
*	Elegance Optical International Holdings Ltd.	1,160,000	87,444
*	Emperor Capital Group Ltd.	13,731,000	117,159
	Emperor Entertainment Hotel Ltd.	4,840,000	290,348
	Emperor International Holdings Ltd.	10,584,753	1,003,619
	Emperor Watch & Jewellery Ltd.	25,160,000	448,181
*	Energy International Investments Holdings Ltd.	1,960,000	19,301
*	ENM Holdings Ltd.	13,284,000	931,758
#*	Esprit Holdings Ltd.	10,440,325	1,531,138
*	Eternity Investment Ltd.	820,000	13,820
	EuroEyes International Eye Clinic Ltd., Class C	331,000	244,915
#	Fairwood Holdings Ltd.	805,600	1,374,040
	Far East Consortium International Ltd.	12,107,375	3,905,776
	First Pacific Co. Ltd.	15,728,000	6,276,103
*Ω	FIT Hon Teng Ltd.	2,202,000	354,361
*Ω	Fosun Tourism Group	37,800	54,010
	Four Seas Mercantile Holdings Ltd.	610,000	218,585
*Ω	Frontage Holdings Corp.	3,420,000	1,120,316

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	FSE Lifestyle Services Ltd.	639,000	$413,160
*	Fullwealth International Group Holdings Ltd.	408,000	113,946
#	GBA Holdings, Ltd.	186,400	1,971
*††	Genting Hong Kong Ltd.	5,824,000	115,443
	Get Nice Financial Group Ltd.	2,438,600	226,642
	Giordano International Ltd.	8,456,000	1,993,408
	Glorious Sun Enterprises Ltd.	3,932,000	386,130
*	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd., Class L	3,029,642	238,878
	Golden Resources Development International Ltd.	4,082,500	244,525
	Goodresources	6,860,000	13,895
*	GR Properties Ltd.	1,888,000	269,023
	Great Eagle Holdings Ltd.	1,175,472	2,556,492
	Greentech Technology International Ltd.	2,594,000	297,241
	G-Resources Group Ltd.	2,817,810	819,721
	Guoco Group Ltd.	2,000	19,666
	Guotai Junan International Holdings Ltd.	29,983,797	3,020,816
#	Haitong International Securities Group Ltd.	14,888,640	1,782,276
	Hang Lung Group Ltd.	2,924,000	5,273,803
	Hanison Construction Holdings Ltd.	2,713,649	401,453
*	Hans Energy Co. Ltd.	872,000	18,005
*	Harbour Centre Development Ltd.	935,500	803,038
	HKBN Ltd.	4,147,000	4,607,081
	HKR International Ltd.	7,078,969	2,424,866
	Hon Kwok Land Investment Co. Ltd.	388,800	119,598
*	Hong Kong ChaoShang Group Ltd.	1,440,000	155,871
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	854,391
	Hong Kong Technology Venture Co. Ltd.	2,212,000	1,378,948
*	Hongkong & Shanghai Hotels Ltd.	3,625,989	3,168,083
	Hongkong Chinese Ltd.	5,038,000	392,785
Ω	Honma Golf Ltd.	1,097,500	470,274
*††	Hsin Chong Group Holdings Ltd.	10,243,403	0
	Hung Hing Printing Group Ltd.	2,940,000	393,157
#*	Huobi Technology Holdings Ltd.	340,000	181,062
	Hutchison Telecommunications Hong Kong Holdings Ltd.	12,112,000	2,189,541
*	Hypebeast Ltd.	2,772,500	310,124
	Hysan Development Co. Ltd.	2,621,000	8,034,903
	IGG, Inc.	7,743,000	3,105,326
*	Imagi International Holdings Ltd.	2,516,984	119,303
Ω	Impro Precision Industries Ltd.	386,000	113,470
	International Housewares Retail Co. Ltd.	2,101,000	776,334
*	IPE Group Ltd.	3,345,000	319,665
#*	IRC Ltd.	35,846,266	736,232
	ITC Properties Group Ltd.	5,543,292	719,007
	Jacobson Pharma Corp. Ltd.	3,580,000	341,818
	Johnson Electric Holdings Ltd.	2,561,054	3,274,876
	K Wah International Holdings Ltd.	1,670,000	620,918
*	Kader Holdings Co. Ltd.	112,000	6,147
	Karrie International Holdings Ltd.	2,932,000	526,494
	Keck Seng Investments Hong Kong Ltd.	912,600	285,187
	Kerry Logistics Network Ltd.	4,063,500	8,156,785
	Kerry Properties Ltd.	2,515,500	6,050,119
	Kingmaker Footwear Holdings Ltd.	1,878,955	215,554
#	Kowloon Development Co. Ltd.	3,067,000	3,738,556
#*	KuangChi Science Ltd.	3,714,000	68,497
*	Kwoon Chung Bus Holdings Ltd.	44,000	11,220
*	Lai Sun Development Co. Ltd.	2,556,894	1,406,582
*	Lai Sun Garment International Ltd.	998,295	549,395
	Lam Soon Hong Kong Ltd.	326,310	395,981

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Landing International Development Ltd.	6,932,800	$168,810
*	Landsea Green Properties Co. Ltd.	1,684,000	39,239
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	484,096
*	Lifestyle International Holdings Ltd.	2,940,000	1,009,268
	Lippo China Resources Ltd.	17,982,000	226,544
	Lippo Ltd.	1,161,700	423,258
	Liu Chong Hing Investment Ltd.	1,531,200	1,381,621
	L'Occitane International SA	2,035,000	6,942,129
	Luk Fook Holdings International Ltd.	3,577,000	8,733,711
	Lung Kee Bermuda Holdings	1,491,875	533,367
*	Magnificent Hotel Investment Ltd.	13,170,000	170,180
	Man Wah Holdings Ltd.	2,226,800	1,743,142
*	Mason Group Holdings Ltd.	111,713,399	384,555
	Matrix Holdings Ltd.	1,067,414	391,212
#	MECOM Power & Construction Ltd.	8,104,000	2,353,805
	Melbourne Enterprises Ltd.	39,500	669,213
*	Melco International Development Ltd.	3,258,000	2,209,571
*	Midland Holdings Ltd.	2,901,987	269,650
#	Miramar Hotel & Investment	1,152,000	1,942,759
#	Modern Dental Group Ltd.	2,354,000	750,057
*	Mongolian Mining Corp.	891,000	206,143
*	NagaCorp Ltd.	4,692,000	4,375,914
	Nameson Holdings Ltd.	7,692,000	406,831
	Nanyang Holdings Ltd.	133,500	617,297
	National Electronics Hldgs	2,668,600	356,897
*††	National United Resources Holdings Ltd.	1,828,000	35,742
*††	NewOcean Energy Holdings Ltd.	7,246,000	27,046
	Nissin Foods Co. Ltd.	1,554,000	1,129,804
	NWS Holdings Ltd.	6,908,000	6,851,423
	Oriental Watch Holdings	3,065,611	1,671,078
#*	Oshidori International Holdings Ltd.	20,024,400	954,811
††	Pacific Andes International Holdings Ltd.	19,435,067	67,838
	Pacific Basin Shipping Ltd.	32,170,000	15,384,845
*	Pacific Century Premium Developments Ltd.	457,240	26,509
	Pacific Textiles Holdings Ltd.	6,749,000	2,683,753
*	Paliburg Holdings Ltd.	3,180,830	780,561
*	Paradise Entertainment Ltd.	3,672,000	369,124
#	PC Partner Group Ltd.	1,792,000	1,610,037
	PCCW Ltd.	14,982,545	8,018,774
#*††	Peace Mark Holdings Ltd.	2,479,870	0
*	Pegasus International Holdings Ltd.	36,000	3,046
	Pentamaster International Ltd.	1,550,000	166,449
#	Perfect Medical Health Management Ltd.	3,211,000	1,509,027
	Pico Far East Holdings Ltd.	5,142,000	727,254
	Playmates Holdings Ltd.	7,082,000	586,869
	Plover Bay Technologies Ltd.	2,224,000	812,126
	Pokfulam Development Co. Ltd.	62,000	82,114
*	PT International Development Co. Ltd.	8,347,150	203,180
	Public Financial Holdings Ltd.	2,848,000	859,269
*††	Pyxis Group Ltd.	1,936,000	0
*	Regal Hotels International Holdings Ltd.	2,897,800	1,209,537
Ω	Regina Miracle International Holdings Ltd.	1,983,000	1,248,972
#*	Sa Sa International Holdings Ltd.	5,060,960	837,882
	Safety Godown Co. Ltd.	1,200,000	467,000
*Ω	Samsonite International SA	348,600	731,226
	SAS Dragon Holdings Ltd.	2,178,000	942,321
	SEA Holdings Ltd.	1,657,523	1,050,697
*	Shangri-La Asia Ltd.	3,740,000	3,050,497
#*	Shenwan Hongyuan HK Ltd.	3,511,250	268,186

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Shun Ho Property Investments Ltd.	1,254,757	$178,294
*	Shun Tak Holdings Ltd.	11,609,419	2,176,353
	Singamas Container Holdings Ltd.	9,060,000	1,098,739
*	SJM Holdings Ltd.	10,071,000	4,108,847
	SmarTone Telecommunications Holdings Ltd.	2,003,481	1,045,932
#	Solomon Systech International Ltd.	11,998,000	794,732
	Soundwill Holdings Ltd.	600,500	493,773
*	South China Holdings Co. Ltd.	17,774,503	138,229
*	Space Group Holdings Ltd.	170,000	79,108
	Stella International Holdings Ltd.	2,744,000	2,672,714
	Sun Hung Kai & Co. Ltd.	5,023,429	2,316,225
*	Suncorp Technologies Ltd.	210,000	10,736
	SUNeVision Holdings Ltd.	2,700,000	1,765,843
	TAI Cheung Holdings Ltd.	2,329,000	1,330,852
	Tai Hing Group Holdings Ltd.	221,000	28,478
	Tai Sang Land Development Ltd.	798,910	408,261
#	Tan Chong International Ltd.	1,176,000	284,746
	Tao Heung Holdings Ltd.	1,396,000	147,465
*	Television Broadcasts Ltd.	1,992,500	1,013,671
*	Termbray Industries International Holdings Ltd.	1,244,900	22,437
	Texhong Textile Group Ltd.	280,000	260,584
	Texwinca Holdings Ltd.	4,008,000	741,238
	Tian Teck Land Ltd.	1,024,000	542,027
*	TOM Group Ltd.	416,000	37,228
	Town Health International Medical Group Ltd.	4,442,115	288,393
	Tradelink Electronic Commerce Ltd.	6,126,000	787,842
	Transport International Holdings Ltd.	1,584,202	2,152,954
	United Laboratories International Holdings Ltd.	6,644,000	3,504,974
*	Universal Technologies Holdings Ltd.	1,730,000	29,022
††	Untrade Convoy	32,922,000	131,270
	Untrade Master Glory GP	972,981	6,049
††	Untrade Mh Development NPV	3,238,000	12,375
*††	Up Energy Development Group Ltd.	3,929,000	0
*	Value Convergence Holdings Ltd.	2,448,000	68,872
	Value Partners Group Ltd.	5,786,000	1,921,457
	Vanke Overseas Investment Holding Co. Ltd.	16,000	4,659
	Vedan International Holdings Ltd.	3,576,000	285,954
	Vitasoy International Holdings Ltd.	3,373,000	5,082,760
#Ω	VPower Group International Holdings Ltd., Class H	4,319,397	458,084
	VSTECS Holdings Ltd.	6,261,600	4,782,413
	VTech Holdings Ltd.	1,345,100	9,169,604
	Wai Kee Holdings Ltd.	5,666,738	1,937,223
	Wang On Group Ltd.	41,740,000	360,643
*	Wealthking Investments Ltd.	7,296,000	419,226
	Wing On Co. International Ltd.	759,000	1,634,908
#	Wing Tai Properties Ltd.	2,187,331	1,099,110
*	YT Realty Group Ltd.	1,968,124	325,921
	YTO Express Holdings Ltd.	776,000	246,169
	Yue Yuen Industrial Holdings Ltd.	2,695,000	3,581,170
#*	Yunfeng Financial Group Ltd.	612,000	105,864
#	Zensun Enterprises Ltd.	1,109,000	339,157
*	Zhaobangji Properties Holdings Ltd.	1,656,000	91,844
TOTAL HONG KONG			308,823,958
NEW ZEALAND — (4.2%)
*	AFT Pharmaceuticals Ltd.	34,226	79,594
*	Air New Zealand Ltd.	2,339,783	900,953
	Arvida Group Ltd.	1,148,704	1,084,180
	Briscoe Group Ltd.	34,115	120,101

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Channel Infrastructure NZ Ltd.	895,413	$683,381
	Chorus Ltd.	2,555,962	12,863,928
	Colonial Motor Co. Ltd.	144,588	870,803
	Comvita Ltd.	50,282	100,829
	Delegat Group Ltd.	6,400	46,331
#*	Eroad Ltd.	24,092	32,675
#	Freightways Ltd.	932,828	6,059,146
	Genesis Energy Ltd.	155,411	281,829
#*	Gentrack Group Ltd.	71,302	64,210
	Hallenstein Glasson Holdings Ltd.	307,057	1,004,968
	Heartland Group Holdings Ltd.	2,175,266	2,846,643
#	Investore Property Ltd.	634,503	663,367
	KMD Brands Ltd.	2,509,713	1,725,826
#	Manawa Energy Ltd.	237,979	904,069
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	489,501
#	Napier Port Holdings Ltd.	46,155	87,278
#	NZME Ltd.	945,851	688,410
#	NZX Ltd.	1,568,758	1,187,092
	Oceania Healthcare Ltd.	1,345,445	798,165
#*	Pacific Edge Ltd.	1,418,192	695,683
	PGG Wrightson Ltd.	120,785	341,725
*	Pushpay Holdings Ltd.	2,847,906	2,321,037
*	Rakon Ltd.	182,922	169,365
	Restaurant Brands New Zealand Ltd.	153,738	931,297
*††	RPNZ Ltd.	274,180	0
*	Sanford Ltd.	362,156	945,795
#	Scales Corp. Ltd.	436,710	1,187,854
#	Scott Technology Ltd.	52,367	93,219
*	Serko Ltd.	125,518	292,240
	Skellerup Holdings Ltd.	745,484	2,637,310
*	SKY Network Television Ltd.	386,493	561,071
	SKYCITY Entertainment Group Ltd.	4,337,866	7,577,034
	Steel & Tube Holdings Ltd.	575,667	480,416
	Summerset Group Holdings Ltd.	758,540	5,113,511
*	Synlait Milk Ltd.	448,435	904,797
*	Tourism Holdings Ltd.	683,001	1,056,288
	TOWER Ltd.	1,895,126	744,642
#	Turners Automotive Group Ltd.	109,772	254,477
#*	Vista Group International Ltd.	516,999	595,902
	Warehouse Group Ltd.	381,575	781,120
TOTAL NEW ZEALAND			61,268,062
SINGAPORE — (10.4%)
*††	Abterra Ltd.	230,320	1,217
	AEM Holdings Ltd.	926,000	2,932,729
	Amara Holdings Ltd.	974,800	240,487
	Ascendas India Trust	5,132,700	4,318,576
#*††	AssetCo PLC	8,576,553	0
#*	Avarga Ltd.	2,626,500	446,661
	Aztech Global Ltd.	135,000	85,627
#*	Banyan Tree Holdings Ltd.	887,700	183,590
#*	Best World International Ltd.	528,800	520,608
#	Bonvests Holdings Ltd.	950,000	660,704
#	Boustead Singapore Ltd.	2,084,782	1,389,075
	BRC Asia Ltd.	26,900	32,623
#	Bukit Sembawang Estates Ltd.	1,182,703	4,280,462
	Bund Center Investment Ltd.	659,825	243,888
#	Centurion Corp. Ltd.	1,405,100	386,539
	China Aviation Oil Singapore Corp. Ltd.	2,355,399	1,466,571

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	China Sunsine Chemical Holdings Ltd.	3,341,800	$1,050,920
	Chip Eng Seng Corp. Ltd.	3,446,800	1,597,632
	Chuan Hup Holdings Ltd.	3,341,700	531,242
	Civmec Ltd.	162,700	70,809
	ComfortDelGro Corp. Ltd.	8,902,500	9,159,335
*	COSCO Shipping International Singapore Co. Ltd.	6,633,900	948,239
#*	Creative Technology Ltd.	285,050	428,672
#	CSE Global Ltd.	2,232,300	743,341
	Dasin Retail Trust	296,700	69,881
#	Del Monte Pacific Ltd.	2,302,364	592,110
#	Delfi Ltd.	1,056,500	559,042
*††	DMX Technologies Group Ltd.	2,096,000	0
*	Dyna-Mac Holdings Ltd.	1,910,900	333,309
#††	Ezion Holdings Ltd.	9,845,878	57,732
#*††	Ezra Holdings Ltd.	8,161,986	12,171
	Far East Orchard Ltd.	1,191,395	941,863
	First Resources Ltd.	4,228,700	4,233,714
#	First Sponsor Group Ltd.	484,728	423,277
	Food Empire Holdings Ltd.	1,334,200	502,986
	Fraser & Neave Ltd.	309,900	291,723
	Frasers Property Ltd.	13,400	10,201
#	Frencken Group Ltd.	1,707,200	1,515,639
	Fu Yu Corp. Ltd.	3,671,500	705,420
*	Gallant Venture Ltd.	5,386,600	503,753
	Geo Energy Resources Ltd.	3,123,600	964,637
	GK Goh Holdings Ltd.	1,315,065	856,665
	Golden Agri-Resources Ltd.	32,029,300	6,030,778
#*	Golden Energy & Resources Ltd.	2,746,900	1,075,813
	GP Industries Ltd.	181,509	84,159
	Grand Venture Technology Ltd.	34,200	17,125
#	GuocoLand Ltd.	1,718,714	1,993,534
#*	Halcyon Agri Corp. Ltd.	1,635,533	249,110
	Haw Par Corp. Ltd.	404,100	3,221,214
#	Hiap Hoe Ltd.	498,000	280,395
#	Ho Bee Land Ltd.	1,505,100	3,042,397
#	Hong Fok Corp. Ltd.	3,144,194	2,165,743
#	Hong Leong Asia Ltd.	1,675,100	897,831
#	Hong Leong Finance Ltd.	1,008,100	1,765,853
	Hotel Grand Central Ltd.	1,611,854	1,153,035
#	Hour Glass Ltd.	1,618,732	2,606,249
	HRnetgroup Ltd.	260,800	147,404
	Hutchison Port Holdings Trust	24,983,000	5,883,222
	Hwa Hong Corp. Ltd.	1,957,700	568,855
#*††	Hyflux Ltd.	3,707,700	0
#	iFAST Corp. Ltd.	802,600	2,452,925
#	Indofood Agri Resources Ltd.	2,701,700	627,202
	InnoTek Ltd.	336,600	103,617
#	ISDN Holdings Ltd.	412,544	154,317
#	Japfa Ltd.	2,345,710	993,062
#*††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	18,468,846	7,839,393
#	KSH Holdings Ltd.	1,278,300	324,043
#	Low Keng Huat Singapore Ltd.	949,800	303,175
*	Mandarin Oriental International Ltd.	1,452,700	2,881,157
	Marco Polo Marine, Ltd.	2,004,100	46,342
#	Metro Holdings Ltd.	2,946,592	1,546,897
	Mewah International, Inc.	89,000	22,635
	Micro-Mechanics Holdings Ltd.	115,800	249,989
#*	mm2 Asia Ltd.	5,969,400	225,410

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Nanofilm Technologies International Ltd.	404,100	$589,614
	NetLink NBN Trust	535,100	372,072
#	NSL Ltd.	409,900	250,765
#*	Oceanus Group Ltd.	6,540,800	75,659
	OUE Ltd.	2,107,300	1,999,377
#	Oxley Holdings Ltd.	7,186,441	931,922
	Pacific Century Regional Developments Ltd.	179,000	52,548
	Pan-United Corp. Ltd.	1,825,450	596,279
*	Place Holdings Ltd.	1,427,400	67,285
	Propnex Ltd.	377,100	450,596
#	PSC Corp. Ltd.	1,339,819	354,175
#	Q&M Dental Group Singapore Ltd.	1,136,160	370,780
	QAF Ltd.	1,484,380	913,345
#*	Raffles Education Corp. Ltd.	2,803,923	132,195
	Raffles Medical Group Ltd.	6,503,632	5,417,237
	Riverstone Holdings Ltd.	341,500	193,145
	Samudera Shipping Line Ltd.	213,100	173,335
#*	SATS Ltd.	390,200	1,124,886
#	SBS Transit Ltd.	796,600	1,631,387
	Sembcorp Industries Ltd.	26,200	55,279
*	Sembcorp Marine Ltd.	28,157,900	2,224,156
	Sheng Siong Group Ltd.	4,000,300	4,633,786
*	SHS Holdings Ltd.	2,175,300	241,439
*	SIA Engineering Co. Ltd.	1,700,300	2,984,025
	SIIC Environment Holdings Ltd.	5,686,720	843,733
	Silverlake Axis Ltd.	700,900	203,745
	Sinarmas Land Ltd.	7,118,700	1,000,272
#	Sing Holdings Ltd.	1,470,400	405,894
	Sing Investments & Finance Ltd.	350,675	377,978
	Singapore Land Group Ltd.	102,969	184,747
	Singapore Post Ltd.	10,585,600	4,874,893
	Singapore Shipping Corp. Ltd.	1,573,200	319,588
#	Stamford Land Corp. Ltd.	5,698,660	1,588,591
	StarHub Ltd.	4,941,700	4,474,507
	Straco Corp. Ltd.	130,000	37,061
	Straits Trading Co. Ltd.	403,600	859,287
#*††	Swiber Holdings Ltd.	2,895,250	42,756
	Thomson Medical Group Ltd.	1,408,701	81,674
	Tiong Woon Corp. Holding Ltd.	26,600	10,356
#	Tuan Sing Holdings Ltd.	4,214,136	1,162,728
	UMS Holdings Ltd.	2,627,768	2,251,920
	United Overseas Insurance Ltd.	168,150	833,735
	UOB-Kay Hian Holdings Ltd.	2,574,498	2,668,726
#	Valuetronics Holdings Ltd.	2,647,550	1,046,060
	Venture Corp. Ltd.	7,200	91,730
#	Vicom Ltd.	557,500	831,968
#	Wee Hur Holdings Ltd.	2,614,200	398,680
	Wing Tai Holdings Ltd.	3,836,067	4,694,583
	Yangzijiang Shipbuilding Holdings Ltd.	3,052,900	2,058,281
#	Yeo Hiap Seng Ltd.	228,759	137,381
TOTAL SINGAPORE			150,562,712
UNITED STATES — (0.0%)
*	5E Advanced Materials, Inc.	10,282	16,797
TOTAL COMMON STOCKS			1,433,311,651

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd.	5,307	$0
*	PointsBet Holdings Ltd.	6,190	0
HONG KONG — (0.0%)
#*	MECOM Power & Construction Ltd.	528,800	17,514
SINGAPORE — (0.0%)
#*	Ezion Holdings Ltd. Warrants 04/16/23	5,659,201	0
TOTAL RIGHTS/WARRANTS			17,514
TOTAL INVESTMENT SECURITIES (Cost $1,585,211,439)			1,433,329,165

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	1,183,950	13,694,754
TOTAL INVESTMENTS — (100.0%)
(Cost $1,598,906,805)^^			$1,447,023,919
Summary of the Series' investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$797,865	$910,225,751	$4,541	$911,028,157
China	—	1,611,965	—	1,611,965
Hong Kong	1,971	307,676,075	1,145,912	308,823,958
New Zealand	—	61,268,062	—	61,268,062
Singapore	—	150,448,836	113,876	150,562,712
United States	—	16,797	—	16,797
Rights/Warrants
Hong Kong	—	17,514	—	17,514
Securities Lending Collateral	—	13,694,754	—	13,694,754
TOTAL	$799,836	$1,444,959,754	$1,264,329^	$1,447,023,919

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (3.4%)
	4imprint Group PLC	161,953	$6,326,388
Ω	Airtel Africa PLC	830,930	1,606,198
*	Ascential PLC	1,470,130	5,256,048
	Bloomsbury Publishing PLC	314,233	1,583,241
	Centaur Media PLC	254,249	143,948
#*	Cineworld Group PLC	111,202	31,381
	Euromoney Institutional Investor PLC	703,871	12,462,254
#*	Frontier Developments PLC	53,337	1,013,096
	Gamma Communications PLC	168,526	2,285,870
*	Helios Towers PLC	1,789,646	3,146,446
#*	Hyve Group PLC	1,560,375	1,339,628
	ITV PLC	1,194,484	1,074,341
	Moneysupermarket.com Group PLC	3,118,609	7,763,510
#	Next Fifteen Communications Group PLC	118,595	1,484,929
	Reach PLC	2,331,057	2,752,675
	STV Group PLC	4,918	16,789
*	Tremor International Ltd.	176,315	926,273
*	Tremor International Ltd., ADR	2,906	30,106
TOTAL COMMUNICATION SERVICES			49,243,121
CONSUMER DISCRETIONARY — (16.3%)
	888 Holdings PLC	2,213,314	3,982,703
#*	AO World PLC	272,456	144,181
*	ASOS PLC	20,712	263,603
#*Ω	Aston Martin Lagonda Global Holdings PLC	135,310	795,799
	Bellway PLC	279,941	8,365,769
*	boohoo Group PLC	704,428	575,608
*	Card Factory PLC	1,139,964	736,822
*	Cazoo Group Ltd.	576,666	313,995
	Coats Group PLC	4,245,589	3,839,763
*Ω	Countryside Partnerships PLC	2,712,258	9,613,583
	Crest Nicholson Holdings PLC	1,700,179	5,716,392
	Currys PLC	5,531,289	4,522,734
#	DFS Furniture PLC	1,258,487	2,215,726
#*	Dignity PLC	217,059	1,171,248
	Domino's Pizza Group PLC	3,143,313	10,954,399
	Dunelm Group PLC	693,679	7,212,514
*	Frasers Group PLC	1,348,811	14,758,304
	Fuller Smith & Turner PLC, Class A	151,287	1,172,369
	Games Workshop Group PLC	174,267	16,493,112
	Greggs PLC	607,084	15,135,852
*Ω	Gym Group PLC	964,324	2,095,202
	Halfords Group PLC	1,288,637	2,696,103
	Headlam Group PLC	502,271	1,868,520
	Henry Boot PLC	538,578	1,877,685
	Hollywood Bowl Group PLC	299,102	735,311
*Ω	Hostelworld Group PLC	206,214	244,152
	Inchcape PLC	2,415,336	24,721,390
*	J D Wetherspoon PLC	456,701	3,118,818
	Lookers PLC	1,475,815	1,357,524
*	Marston's PLC	4,358,929	2,536,742
*	Mitchells & Butlers PLC	2,080,417	4,394,524
	MJ Gleeson PLC	240,572	1,554,832

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Moonpig Group PLC	45,591	$116,156
*	Motorpoint group PLC	51,520	121,522
#*	N Brown Group PLC	949,432	294,289
*Ω	On the Beach Group PLC	562,711	763,215
*	Pendragon PLC	4,889,902	1,310,911
	Pets at Home Group PLC	3,055,257	12,258,648
#	Photo-Me International PLC	1,529,544	1,895,270
*	Playtech PLC	1,947,421	11,669,206
*	PPHE Hotel Group Ltd.	15,424	268,876
*	Rank Group PLC	1,027,396	1,128,626
	Redrow PLC	1,622,907	11,474,975
*	Restaurant Group PLC	1,215,418	753,510
	Smiths News PLC	23,379	9,489
	Sportech PLC	170,201	46,439
*	SSP Group PLC	2,603,284	8,095,480
#††	Studio Retail Group PLC	220,669	231,780
*	Superdry PLC	337,189	581,070
*	Ted Baker PLC	433,672	465,673
*	THG PLC	119,248	99,434
Ω	TI Fluid Systems PLC	310,510	660,965
	Topps Tiles PLC	786,772	374,449
	Vertu Motors PLC	1,326,258	950,818
	VIDENDUM PLC	214,107	3,372,129
	Vistry Group PLC	1,180,231	13,304,660
*Ω	Watches of Switzerland Group PLC	253,289	2,745,728
*	WH Smith PLC	297,538	5,251,690
	Wickes Group PLC	2,129,864	3,536,555
	Young & Co's Brewery PLC, Class A	11,313	171,101
TOTAL CONSUMER DISCRETIONARY			237,137,943
CONSUMER STAPLES — (7.2%)
	AG Barr PLC	726,615	4,789,989
	Anglo-Eastern Plantations PLC	122,466	1,343,277
Ω	Bakkavor Group PLC	121,093	129,203
	Britvic PLC	1,634,172	17,170,109
*	C&C Group PLC	1,894,556	4,578,997
	Carr's Group PLC	349,511	559,735
	Cranswick PLC	365,843	14,916,750
	Devro PLC	1,338,335	3,014,005
	Fevertree Drinks PLC	547,691	7,175,937
*	Greencore Group PLC	4,061,744	4,982,742
	Hilton Food Group PLC	342,892	4,620,498
*	Marks & Spencer Group PLC	5,720,589	9,917,660
*	McBride PLC	895,746	176,131
	MP Evans Group PLC	5,824	58,187
*	Naked Wines PLC	26,543	48,347
	Nichols PLC	2,884	42,247
	Premier Foods PLC	4,625,814	6,567,206
	PZ Cussons PLC	1,709,954	4,387,283
	Tate & Lyle PLC	2,068,935	20,268,040
TOTAL CONSUMER STAPLES			104,746,343
ENERGY — (3.7%)
	Capital Ltd.	49,275	55,606
#*	Capricorn Energy PLC	4,040,365	10,833,975
	Diversified Energy Co. PLC	3,324,425	5,007,841
*	Energean PLC	285,194	4,001,766
*	EnQuest PLC	12,456,788	4,376,569

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Genel Energy PLC	920,100	$1,631,828
	Gulf Keystone Petroleum Ltd.	1,529,511	4,402,575
	Harbour Energy PLC	123,991	554,448
	Hunting PLC	871,336	2,292,450
*	John Wood Group PLC	3,788,620	7,262,049
*	Lamprell PLC	1,293,820	137,078
*	Pantheon Resources PLC	48,702	69,497
*	Petrofac Ltd.	2,524,954	3,551,831
*	Pharos Energy PLC	1,115,077	313,219
*	Savannah Energy PLC	388,799	160,874
	Serica Energy PLC	996,728	4,613,343
#*	Tullow Oil PLC	6,649,884	4,173,827
TOTAL ENERGY			53,438,776
FINANCIALS — (17.4%)
	AJ Bell PLC	711,835	2,738,931
#*	Allied Minds PLC	211,640	50,377
	Ashmore Group PLC	2,466,368	6,499,882
	Bank of Georgia Group PLC	283,322	5,211,639
	Beazley PLC	3,260,682	21,595,932
	Brewin Dolphin Holdings PLC	1,612,583	10,079,949
	Brooks Macdonald Group PLC	628	16,658
	Burford Capital Ltd.	943,697	10,143,726
	Chesnara PLC	863,650	3,111,500
	Close Brothers Group PLC	900,632	12,174,424
#Ω	CMC Markets PLC	849,947	2,664,837
	Direct Line Insurance Group PLC	695,022	1,744,191
*Ω	Funding Circle Holdings PLC	104,248	47,299
*	Georgia Capital PLC	20,301	156,378
	Hiscox Ltd.	1,605,203	17,478,607
	IG Group Holdings PLC	1,091,679	10,591,738
	Impax Asset Management Group PLC	184,003	1,615,626
	IntegraFin Holdings PLC	452,878	1,511,146
	International Personal Finance PLC	828,317	972,585
	Investec PLC	1,288,084	6,968,093
	IP Group PLC	6,380,491	6,721,306
Ω	JTC PLC	6,262	56,943
	Jupiter Fund Management PLC	2,635,400	4,046,476
	Just Group PLC	7,116,813	6,199,488
	Lancashire Holdings Ltd.	1,597,722	8,703,842
	Liontrust Asset Management PLC	86,946	1,104,605
	Man Group PLC	7,671,618	25,521,483
*	Metro Bank PLC	165,777	165,439
	Mortgage Advice Bureau Holdings Ltd.	3,857	43,657
	Ninety One PLC	1,686,991	4,201,154
	Numis Corp. PLC	311,926	983,040
	OSB Group PLC	1,964,698	12,620,730
	Paragon Banking Group PLC	1,934,045	12,627,559
	Plus500 Ltd.	512,707	10,405,626
	Polar Capital Holdings PLC	222,716	1,327,117
	Provident Financial PLC	1,617,106	3,821,473
Ω	Quilter PLC	8,103,569	10,383,129
	Rathbones Group PLC	356,393	7,868,584
	Record PLC	18,948	16,221
	S&U PLC	28,800	728,322
Ω	Sabre Insurance Group PLC	417,265	555,943
*	Saga PLC	640,470	1,236,804
	TBC Bank Group PLC	77,016	1,296,492
	TP ICAP Group PLC	4,095,351	5,944,648

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Virgin Money UK PLC	6,104,661	$10,647,496
*††	Waterloo Investment Holdings Ltd.	4,000	0
TOTAL FINANCIALS			252,601,095
HEALTH CARE — (4.1%)
*	4d pharma PLC	42,478	8,618
	Advanced Medical Solutions Group PLC	454,469	1,555,484
	Alliance Pharma PLC	2,213,711	2,622,648
	CareTech Holdings PLC	295,909	2,709,773
*	Circassia Group PLC	202,629	86,549
	CVS Group PLC	413,530	8,682,011
	EKF Diagnostics Holdings PLC	79,384	36,040
	EMIS Group PLC	328,823	7,343,063
*	Ergomed PLC	30,183	443,399
*	Indivior PLC	3,807,064	14,909,014
Ω	Integrated Diagnostics Holdings PLC	1,249,693	1,034,145
*	Mediclinic International PLC	2,400,508	14,203,723
*	Oxford Biomedica PLC	58,695	344,619
*	PureTech Health PLC	242,861	579,896
*Ω	Spire Healthcare Group PLC	1,728,104	5,014,935
*	Trellus Health PLC	1,632	179
*	Verici Dx PLC	1,588	439
TOTAL HEALTH CARE			59,574,535
INDUSTRIALS — (25.2%)
	Avon Protection PLC	176,431	2,287,006
*	Babcock International Group PLC	2,841,630	11,883,984
	Balfour Beatty PLC	3,597,022	12,309,064
	Begbies Traynor Group PLC	60,262	103,701
Ω	Biffa PLC	1,532,817	6,796,814
	Bodycote PLC	1,201,080	8,786,615
	Braemar Shipping Services PLC	91,109	289,491
	Chemring Group PLC	1,884,978	7,977,442
	Clarkson PLC	212,943	8,954,768
*	Costain Group PLC	237,261	127,022
*	De La Rue PLC	498,978	547,271
#*	Dialight PLC	89,929	301,136
	Diploma PLC	562,615	18,894,019
	DiscoverIE Group PLC	602,449	5,582,287
*	easyJet PLC	469,746	2,294,342
#*	Esken Ltd.	1,707,178	151,771
#	Firstgroup PLC	2,386,051	3,896,907
	Galliford Try Holdings PLC	566,273	1,181,252
	Genuit Group PLC	1,449,475	7,506,513
*	Go-Ahead Group PLC	272,759	4,928,098
	Goodwin PLC	383	11,256
	Grafton Group PLC	1,508,314	15,601,191
*	GXO Logistics, Inc.	4,386	210,512
	Hays PLC	9,144,979	14,267,708
	HomeServe PLC	313,380	4,491,025
	IMI PLC	181,191	2,958,670
*††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	James Fisher & Sons PLC	212,749	782,184
	James Halstead PLC	106,448	276,237
*	JET2 PLC	786,457	8,814,888
*	John Menzies PLC	177,075	1,309,948
*	Johnson Service Group PLC	545,141	751,341
	Keller Group PLC	426,199	4,143,794

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
*	Kier Group PLC	1,572,493	$1,466,248
Ω	Luceco PLC	278,939	370,722
	Mears Group PLC	682,577	1,607,486
*	Meggitt PLC	2,411,365	23,227,913
	Mitie Group PLC	7,359,227	7,032,040
	Morgan Advanced Materials PLC	1,908,978	7,429,758
	Morgan Sindall Group PLC	253,782	6,291,879
*	National Express Group PLC	3,054,001	6,842,194
	Norcros PLC	150,745	410,258
	Pagegroup PLC	1,975,881	10,997,687
	Porvair PLC	18,060	123,366
	QinetiQ Group PLC	3,269,929	15,229,081
	Redde Northgate PLC	1,400,910	6,275,956
	Renew Holdings PLC	72,048	653,104
*	Renewi PLC	568,482	5,256,111
	Ricardo PLC	302,489	1,533,830
	Robert Walters PLC	396,868	2,619,339
	Rotork PLC	4,874,552	15,468,257
	Royal Mail PLC	241,855	835,801
	RPS Group PLC	1,020,701	1,410,709
	RWS Holdings PLC	32,943	153,901
*	Senior PLC	2,330,880	4,121,678
	Serco Group PLC	4,124,992	9,490,340
	Severfield PLC	1,107,512	793,640
*	SIG PLC	4,192,576	1,865,762
	Smart Metering Systems PLC	501,163	5,753,397
	Speedy Hire PLC	3,288,866	1,880,152
	SThree PLC	872,133	4,005,721
	TClarke PLC	64,836	128,029
	Travis Perkins PLC	1,187,192	15,237,182
	Trifast PLC	524,611	600,573
	Tyman PLC	998,027	3,226,379
	Ultra Electronics Holdings PLC	566,936	24,210,785
	Vesuvius PLC	1,439,192	6,304,991
	Volex PLC	449,901	1,728,505
	Volution Group PLC	737,452	3,772,093
	Vp PLC	153,784	1,641,367
	Wilmington PLC	334,384	1,119,270
	Wincanton PLC	694,156	3,187,149
	XP Power Ltd.	104,364	3,873,095
TOTAL INDUSTRIALS			366,594,005
INFORMATION TECHNOLOGY — (8.1%)
*	accesso Technology Group PLC	9,587	71,446
	Bytes Technology Group PLC	508,992	2,809,297
*	Capita PLC	10,344,290	3,632,273
*	CentralNic Group PLC	22,135	33,394
	Computacenter PLC	502,122	15,915,590
#	dotdigital group PLC	423,932	507,046
*	FD Technologies PLC	31,137	743,667
	FDM Group Holdings PLC	470,800	5,310,476
	GB Group PLC	250,913	1,552,658
	Gooch & Housego PLC	2,781	29,566
	IDOX PLC	140,149	106,008
#	iomart Group PLC	279,306	583,073
#*	IQE PLC	1,923,636	1,026,302
	Kainos Group PLC	476,672	7,946,064
	Keywords Studios PLC	7,268	223,447
*	Kin & Carta PLC	344,505	787,109

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Learning Technologies Group PLC	829,270	$1,349,481
	Micro Focus International PLC	1,571,570	5,474,747
	NCC Group PLC	1,803,900	4,927,378
*Ω	Network International Holdings PLC	195,129	481,173
	Oxford Instruments PLC	385,212	10,689,861
	PayPoint PLC	455,934	3,330,089
	Renishaw PLC	92,828	4,928,069
	RM PLC	358,749	436,968
	Softcat PLC	653,551	11,149,712
	Spectris PLC	434,591	16,529,945
	Spirent Communications PLC	4,065,908	13,985,420
#	Strix Group PLC	123,643	240,588
	TT Electronics PLC	1,084,117	2,540,456
*	Xaar PLC	532,314	1,464,620
TOTAL INFORMATION TECHNOLOGY			118,805,923
MATERIALS — (5.6%)
#*	Accsys Technologies PLC	9,505	11,490
	Anglo Pacific Group PLC	1,216,770	2,345,023
	Breedon Group PLC	2,002,849	1,735,244
	Castings PLC	172,368	670,511
	Centamin PLC	6,884,338	6,960,563
	Central Asia Metals PLC	705,261	2,147,951
*	Elementis PLC	3,340,074	4,447,792
	Essentra PLC	1,720,465	5,193,489
	Ferrexpo PLC	679,157	1,231,867
Ω	Forterra PLC	1,574,753	5,674,235
	Gem Diamonds Ltd.	413,552	221,553
	Hill & Smith Holdings PLC	549,355	8,830,308
	Hochschild Mining PLC	1,822,730	1,799,581
Ω	Ibstock PLC	2,840,179	7,118,995
	Marshalls PLC	1,374,930	8,301,223
	Pan African Resources PLC	4,799,411	1,180,014
*	Petra Diamonds Ltd.	17,532	22,292
	RHI Magnesita NV	131,773	3,632,633
*	SolGold PLC	1,093,828	338,837
	Synthomer PLC	2,154,069	6,144,524
	Treatt PLC	10,464	102,957
	Victrex PLC	546,789	12,878,521
	Zotefoams PLC	103,100	312,763
TOTAL MATERIALS			81,302,366
REAL ESTATE — (3.6%)
	CLS Holdings PLC	101,372	250,475
	Foxtons Group PLC	1,323,787	711,362
	Grainger PLC	4,204,662	15,196,396
	Harworth Group PLC	30,381	59,060
	Helical PLC	838,172	3,993,636
*	IWG PLC	4,139,249	9,707,311
	LSL Property Services PLC	445,897	1,751,290
	Phoenix Spree Deutschland Ltd.	15,813	65,175
	Savills PLC	968,045	14,113,578
	Sirius Real Estate Ltd.	3,295,835	3,836,323
	Watkin Jones PLC	908,878	2,434,598
TOTAL REAL ESTATE			52,119,204
UTILITIES — (4.8%)
*	Centrica PLC	19,338,945	20,721,646

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
UTILITIES — (Continued)
Ω	ContourGlobal PLC	186,518	$584,354
	Drax Group PLC	2,508,511	24,063,429
	Pennon Group PLC	1,034,976	12,668,574
	Telecom Plus PLC	427,882	11,761,626
TOTAL UTILITIES			69,799,629
TOTAL COMMON STOCKS Cost ($1,417,485,136)			1,445,362,940

			Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	771,041	8,918,635
TOTAL INVESTMENTS — (100.0%)
(Cost $1,426,403,474)^^			$1,454,281,575
Summary of the Series' investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$30,106	$49,213,015	—	$49,243,121
Consumer Discretionary	—	236,906,163	$231,780	237,137,943
Consumer Staples	—	104,746,343	—	104,746,343
Energy	—	53,438,776	—	53,438,776
Financials	—	252,601,095	—	252,601,095
Health Care	—	59,574,535	—	59,574,535
Industrials	210,512	366,383,493	—	366,594,005
Information Technology	—	118,805,923	—	118,805,923
Materials	—	81,302,366	—	81,302,366
Real Estate	—	52,119,204	—	52,119,204
Utilities	—	69,799,629	—	69,799,629
Securities Lending Collateral	—	8,918,635	—	8,918,635
TOTAL	$240,618	$1,453,809,177	$231,780^	$1,454,281,575

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (93.9%)
AUSTRIA — (3.1%)
#	Agrana Beteiligungs AG	83,141	$1,378,711
	ANDRITZ AG	444,373	20,792,125
#	AT&S Austria Technologie & Systemtechnik AG	197,919	9,888,870
Ω	BAWAG Group AG	302,400	13,961,734
	CA Immobilien Anlagen AG	55,670	1,817,062
#*	DO & Co. AG	46,272	3,866,080
	EVN AG	246,314	5,809,396
*	FACC AG	144,102	1,094,870
*	Flughafen Wien AG	21,698	729,336
	Immofinanz AG	681,828	0
*	Josef Manner & Comp AG	870	95,841
#*	Kapsch TrafficCom AG	29,728	392,953
#	Lenzing AG	86,455	6,976,778
#	Mayr Melnhof Karton AG	56,930	9,096,126
	Oberbank AG	24,091	2,486,651
#	Oesterreichische Post AG	165,299	4,763,391
	Palfinger AG	102,246	2,534,568
#	POLYTEC Holding AG	109,361	654,284
	Porr AG	100,602	1,249,788
	Raiffeisen Bank International AG	95,986	1,162,847
#	Rosenbauer International AG	21,100	723,383
#	S IMMO AG	346,922	8,091,951
	Schoeller-Bleckmann Oilfield Equipment AG	73,217	4,186,487
#	Semperit AG Holding	71,506	1,449,949
	Strabag SE	106,594	4,412,674
	Telekom Austria AG	1,160,318	7,189,691
	UBM Development AG	21,002	723,608
	UNIQA Insurance Group AG	992,913	6,802,541
	Vienna Insurance Group AG Wiener Versicherung Gruppe	299,448	6,874,821
#	voestalpine AG	578,178	13,018,618
	Wienerberger AG	675,803	15,555,294
	Zumtobel Group AG	155,917	1,114,069
TOTAL AUSTRIA			158,894,497
BELGIUM — (4.5%)
	Ackermans & van Haaren NV	173,386	25,488,020
*	AGFA-Gevaert NV	1,285,515	4,651,162
	Atenor	22,537	1,172,275
	Banque Nationale de Belgique	71	116,433
	Barco NV	470,132	12,318,093
	Bekaert SA	252,362	8,938,020
#*Ω	Biocartis Group NV	227,423	401,989
#	bpost SA	371,051	2,328,687
#*	Celyad Oncology SA	42,190	75,029
#*	Cie d'Entreprises CFE	49,898	487,548
	Deceuninck NV	480,813	1,246,007
*	Deme Group NV	49,898	5,768,920
	D'ieteren Group	149,792	24,584,776
	Econocom Group SA/NV	727,792	2,475,971
#	Elia Group SA	133,455	20,260,034
	Etablissements Franz Colruyt NV	113,578	3,140,329
#*	Euronav NV	1,350,857	18,439,690
	EVS Broadcast Equipment SA	69,287	1,568,135
#	Exmar NV	145,690	802,462
	Fagron	313,014	4,774,340

The Continental Small Company Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Galapagos NV	205,772	$10,439,643
	Gimv NV	125,691	6,785,992
*	Greenyard NV	2,890	25,872
#	Immobel SA	23,226	1,395,382
	Ion Beam Applications	136,652	2,391,685
	Jensen-Group NV	20,961	637,127
#*	Kinepolis Group NV	95,538	4,705,510
	Lotus Bakeries NV	1,996	11,355,098
#*	MDxHealth SA	69,016	48,791
	Melexis NV	122,609	10,520,198
#*	Ontex Group NV	398,872	2,607,865
*	Oxurion NV	128,049	40,739
#	Picanol	26,368	1,914,284
#	Proximus SADP	807,234	11,185,836
	Recticel SA	306,705	4,708,282
	Roularta Media Group NV	19,318	356,449
	Shurgard Self Storage SA	52,434	2,704,601
	Sipef NV	38,999	2,268,326
	Telenet Group Holding NV	243,024	3,886,752
	TER Beke SA	3,661	369,108
*	Tessenderlo Group SA	205,166	6,430,048
	Van de Velde NV	47,376	1,782,403
	VGP NV	24,918	4,376,498
	Viohalco SA	498,361	1,738,604
TOTAL BELGIUM			231,713,013
DENMARK — (6.2%)
*	ALK-Abello AS	918,859	18,345,690
	Alm Brand AS	5,853,736	8,809,283
#*	Bang & Olufsen AS	708,657	1,488,217
	BankNordik P/F	10,800	187,022
#*	Bavarian Nordic AS	447,375	22,183,742
#*	Brodrene Hartmann AS	16,148	603,832
	cBrain AS	17,366	497,974
	Chemometec AS	79,475	9,493,475
#	Columbus AS	490,087	572,119
	D/S Norden AS	203,501	8,880,300
	Dfds AS	263,454	9,441,814
	Djurslands Bank AS	6,232	284,301
*	Drilling Co. of 1972 AS	95,675	4,540,543
	FLSmidth & Co. AS	319,467	8,774,880
	Fluegger Group AS	4,198	279,042
	GN Store Nord AS	73,586	2,562,566
	GronlandsBANKEN AS	1,125	94,161
	H Lundbeck AS	1,380,581	6,823,675
*	H+H International A/S, Class B	131,547	2,683,343
*	Harboes Bryggeri AS, Class B	5,094	51,931
#*	ISS AS	906,781	15,847,390
	Jeudan AS	40,046	1,575,542
*	Jyske Bank AS	450,929	23,600,056
	Lan & Spar Bank	4,895	437,168
	Matas AS	287,314	3,082,617
#*Ω	Netcompany Group AS	41,094	2,304,440
*	Nilfisk Holding AS	154,895	3,660,886
*	NKT AS	285,928	14,649,567
#*Ω	NNIT AS	71,567	709,233
	North Media AS	5,372	56,187
*	NTG Nordic Transport Group AS, Class A	13,027	574,343
*	Parken Sport & Entertainment AS	13,669	161,512

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Per Aarsleff Holding AS	134,378	$4,137,264
	Ringkjoebing Landbobank AS	198,359	22,274,246
	Rockwool International AS, Class A	95	23,411
	Rockwool International AS, Class B	3,567	883,899
	Royal Unibrew AS	312,792	26,676,024
#*	RTX AS	54,444	1,262,271
Ω	Scandinavian Tobacco Group AS, Class A	455,260	8,719,262
	Schouw & Co. AS	95,661	7,122,534
#	SimCorp AS	258,669	19,306,603
	Solar AS, Class B	42,715	4,017,138
	SP Group AS	3,287	147,618
	Spar Nord Bank AS	609,820	6,987,333
	Sydbank AS	459,859	14,121,838
	TCM Group AS	2,578	32,959
#*	Tivoli AS	9,878	1,097,689
	Topdanmark AS	427,118	20,823,883
#*	TORM PLC, Class A	195,257	3,190,949
	UIE PLC	10,336	2,989,956
*	Zealand Pharma AS	217,874	3,929,455
TOTAL DENMARK			321,001,183
FINLAND — (5.4%)
#	Aktia Bank Oyj	344,733	3,305,700
#	Alandsbanken Abp, Class B	23,036	684,791
	Alma Media Oyj	133,889	1,400,936
	Apetit Oyj	21,105	215,709
	Aspo Oyj	106,324	818,645
#	Atria Oyj	98,413	936,365
#	Bittium Oyj	204,447	1,094,015
	Cargotec Oyj, Class B	274,939	9,723,724
	Caverion Oyj	645,461	3,219,051
#	Citycon Oyj	452,512	3,219,562
	Digia Oyj	85,054	645,812
#Ω	Enento Group Oyj	3,534	85,069
#*	Finnair Oyj	4,568,940	1,878,352
	Fiskars Oyj Abp	215,530	4,257,483
*	F-Secure Oyj	730,842	2,267,014
	Glaston OYJ ABP	9,217	8,018
#	Harvia Oyj	70,873	1,512,302
#	HKScan Oyj, Class A	234,984	280,003
#	Huhtamaki Oyj	643,085	25,066,528
	Ilkka Oyj	58,887	252,932
#	Kamux Corp.	59,097	487,299
	Kemira Oyj	755,476	9,592,432
	Kojamo Oyj	622,080	11,097,508
#	Konecranes Oyj	407,770	10,948,149
#	Lassila & Tikanoja Oyj	214,465	2,516,497
*	Lehto Group Oyj	159,853	62,328
	Marimekko Oyj	19,263	267,789
	Metsa Board Oyj, Class B	1,220,496	10,880,448
	Metso Outotec Oyj	210,421	1,739,486
#	Musti Group Oyj	63,219	1,310,301
	Nokian Renkaat Oyj	808,808	9,566,399
	Olvi Oyj, Class A	99,753	3,672,555
	Oma Saastopankki Oyj	6,768	151,202
	Oriola Oyj, Class A	6,054	12,337
	Oriola Oyj, Class B	880,807	1,789,684
	Orion Oyj, Class B	818,138	39,055,854
#	Outokumpu Oyj	2,416,132	10,637,753

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Pihlajalinna Oyj	79,530	$864,077
#	Ponsse Oyj	71,199	1,916,255
#*	QT Group Oyj	63,539	5,137,805
#	Raisio Oyj, Class V	985,362	2,185,573
	Rapala VMC Oyj	116,693	673,301
	Revenio Group Oyj	141,280	7,277,256
Ω	Rovio Entertainment Oyj	37,819	256,508
#	Sanoma Oyj	722,281	10,202,671
	Taaleri Oyj	8,120	86,904
#	Talenom Oyj	7,120	81,584
	Teleste Oyj	52,966	205,516
Ω	Terveystalo Oyj	129,438	1,215,873
	TietoEVRY Oyj	548,996	14,932,643
	Tokmanni Group Corp.	354,984	4,669,548
	Uponor Oyj	391,564	5,895,085
	Vaisala Oyj, Class A	125,217	5,777,400
	Valmet Oyj	1,113,316	30,980,650
#	Verkkokauppa.com Oyj	13,945	58,142
#*	Viking Line Abp	11,073	139,134
	Wartsila OYJ Abp	918,881	8,073,777
*	WithSecure Oyj	730,842	1,327,123
#	YIT Oyj	1,226,667	4,172,663
TOTAL FINLAND			280,789,520
FRANCE — (10.3%)
	ABC arbitrage	185,857	1,329,160
	AKWEL	68,408	1,231,912
	Albioma SA	46,634	2,378,449
Ω	ALD SA	107,750	1,276,409
	Altamir	136,094	3,531,829
	Alten SA	121,266	16,424,270
*	Amplitude Surgical SAS	19,526	62,892
	Assystem SA	61,561	2,319,419
*	Atos SE	337,963	4,166,579
	Aubay	52,191	2,775,144
#	Axway Software SA	38,973	755,909
#	Bastide le Confort Medical	18,680	703,055
	Beneteau SA	251,906	2,896,804
#	Bigben Interactive	101,428	1,528,854
	Boiron SA	38,341	1,793,311
#	Bonduelle SCA	104,339	1,403,166
*††	Bourbon Corp.	28,851	0
	Burelle SA	833	436,858
#*	Casino Guichard Perrachon SA	265,777	3,134,644
	Catana Group	41,936	313,346
#	Catering International Services	12,144	115,021
#	Cegedim SA	42,911	919,205
*	CGG SA	4,779,419	4,268,791
	Chargeurs SA	144,516	2,477,542
*	Cie des Alpes	137,830	2,419,871
	Cie Plastic Omnium SA	411,439	7,695,304
#*	Claranova SE	66,462	261,063
*	Coface SA	765,331	8,015,188
	Derichebourg SA	739,624	4,714,227
*	Ekinops SAS	7,393	53,093
	Electricite de Strasbourg SA	21,112	2,257,286
#*Ω	Elior Group SA	767,831	2,495,213
	Elis SA	1,251,812	18,684,359
	Equasens	7,634	665,042

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Eramet SA	80,119	$8,481,109
*	Esso SA Francaise	4,117	242,938
	Etablissements Maurel et Prom SA	385,475	2,037,136
	Eurazeo SE	68,603	4,900,141
	Eutelsat Communications SA	1,393,762	10,606,142
#	Exel Industries, Class A	10,459	489,534
#*	Faurecia SE	784,980	14,188,509
#	Fnac Darty SA	133,299	5,346,981
*	Gaumont SA	10,715	1,131,252
	Gaztransport Et Technigaz SA	161,171	22,229,348
#	GEA	2,433	223,987
*	Genfit	6,233	26,381
*	GL Events	58,364	1,117,168
	Groupe Crit	22,187	1,385,364
*	Groupe Gorge SA	4,320	84,864
	Groupe SFPI	21,754	58,799
	Guerbet	44,662	921,466
#	Guillemot Corp.	2,527	33,486
	Haulotte Group SA	73,020	258,044
#	HEXAOM	15,908	426,236
*	ID Logistics Group	14,970	4,847,107
	Imerys SA	231,218	7,835,150
	Infotel SA	637	34,898
#*	Innate Pharma SA	15,558	48,491
	Ipsen SA	1,135	114,813
	IPSOS	296,328	15,188,496
	Jacquet Metals SACA	93,637	1,686,614
*	JCDecaux SA	271,301	4,375,136
#	Kaufman & Broad SA	123,411	3,426,348
	Korian SA	484,504	7,168,859
	Laurent-Perrier	13,997	1,425,847
	Lectra	154,422	5,427,734
	Linedata Services	16,071	601,101
	LISI	124,665	2,937,290
#	LNA Sante SA	33,206	1,137,171
#Ω	Maisons du Monde SA	208,805	2,231,804
	Manitou BF SA	69,984	1,332,084
	Manutan International	15,102	1,033,920
	Mersen SA	128,079	4,506,001
	Metropole Television SA	253,936	3,344,966
#*	Nacon SA	44,739	250,637
Ω	Neoen SA	17,346	762,896
	Nexans SA	198,522	19,066,965
	Nexity SA	309,630	7,609,058
*	Nicox	145,865	272,208
	NRJ Group	87,189	569,704
#	Oeneo SA	128,172	1,927,021
*	OL Groupe SA	10,735	31,930
#*	Onxeo SA	48,958	17,229
#*	Orpea SA	45,620	1,135,901
#	Plastiques Du Val De Loire	14,341	59,547
*	Prodways Group SA	6,480	19,628
	Quadient SA	231,075	4,498,944
#*	Rallye SA	6,989	21,669
#*††	Recylex SA	102,008	36,125
	Rexel SA	1,881,153	33,432,684
	Robertet SA	1,783	1,669,232
	Rothschild & Co.	140,384	5,169,897
	Rubis SCA	601,544	14,702,467

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Samse SA	7,930	$1,437,098
	Savencia SA	35,032	2,062,311
	SCOR SE	682,768	12,015,020
	SEB SA	9,028	760,071
	Seche Environnement SA	21,328	1,793,372
	SES SA	1,676,505	12,652,163
*Ω	SMCP SA	71,339	388,430
	Societe BIC SA	178,902	10,108,532
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	3,407,889
	Societe pour l'Informatique Industrielle	56,188	2,656,778
*	SOITEC	135,169	21,635,970
#*	Solocal Group	681,417	692,039
	Somfy SA	88,558	11,198,001
	Sopra Steria Group SACA	120,683	20,109,534
	SPIE SA	893,962	21,468,432
#*Ω	SRP Groupe SA	56,827	73,304
	Stef SA	25,714	2,454,593
	Sword Group	37,202	1,537,058
	Synergie SE	67,143	2,010,676
*	Technicolor SA	50,116	160,578
	Technip Energies NV	270,604	3,195,905
#	Television Francaise 1	412,012	2,838,220
#	TFF Group	9,347	323,127
#	Thermador Groupe	37,127	3,124,432
#	Tikehau Capital SCA	28,768	711,753
	Totalenergies EP Gabon	4,026	687,306
	Trigano SA	62,717	6,136,586
*	Ubisoft Entertainment SA	213,487	9,089,083
#	Union Financiere de France BQE SA	18,515	288,015
	Valeo	503,094	10,806,471
*	Vallourec SA	597,438	5,535,876
Ω	Verallia SA	156,756	4,012,430
	Vetoquinol SA	15,514	1,947,622
	Vicat SA	131,152	3,419,365
	VIEL & Cie SA	156,945	873,122
	Vilmorin & Cie SA	35,845	1,482,550
	Virbac SA	28,641	10,578,713
*	Voltalia SA	3,883	82,340
	Vranken-Pommery Monopole SA	16,787	304,851
	Wavestone	9,099	475,129
*Ω	X-Fab Silicon Foundries SE	161,417	1,077,975
*	Xilam Animation SA	415	17,070
TOTAL FRANCE			533,279,462
GERMANY — (13.4%)
	1&1 AG	249,164	4,317,339
	7C Solarparken AG	112,145	599,054
*	Aareal Bank AG	523,741	17,035,154
	Adesso SE	7,240	1,254,368
#*Ω	ADLER Group SA	14,952	53,031
	AIXTRON SE	392,341	10,143,134
	All for One Group SE	4,503	237,462
	Allgeier SE	58,776	2,018,167
	Amadeus Fire AG	9,454	1,056,292
	Aroundtown SA	81,181	260,350
	Atoss Software AG	16,037	2,530,528
	Aurubis AG	290,653	20,984,296
#*Ω	Auto1 Group SE	2,563	22,107
#	Basler AG	108,156	4,120,885

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	Bauer AG	99,166	$881,431
#	BayWa AG	105,190	4,527,794
	BayWa AG	124	8,492
#	Bechtle AG	32,213	1,489,976
Ω	Befesa SA	70,924	3,285,239
	Bertrandt AG	38,770	1,447,989
#*	bet-at-home.com AG	22,014	216,600
*	Bijou Brigitte AG	23,422	643,563
#	Bilfinger SE	207,655	6,274,827
#*	Borussia Dortmund GmbH & Co. KGaA	672,687	2,624,000
	CANCOM SE	253,430	8,663,463
#	CECONOMY AG	1,120,535	2,259,930
	CENIT AG	56,141	930,924
	Cewe Stiftung & Co. KGAA	45,666	3,921,681
	CompuGroup Medical SE & Co. KgaA	192,725	8,354,300
	CropEnergies AG	187,944	2,769,735
*	CTS Eventim AG & Co. KGaA	63,192	3,480,822
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	656,761
	Dermapharm Holding SE	77,603	4,372,035
#	Deutsche Beteiligungs AG	115,972	3,347,211
Ω	Deutsche Pfandbriefbank AG	1,147,894	10,610,370
	Deutz AG	1,024,858	4,278,674
#	DIC Asset AG	383,365	4,360,580
	DMG Mori AG	5,355	223,391
#	Dr Hoenle AG	35,520	833,256
	Draegerwerk AG & Co. KGaA	20,476	932,017
	Duerr AG	395,386	9,830,359
Ω	DWS Group GmbH & Co. KGaA	8,561	249,894
	Eckert & Ziegler Strahlen- und Medizintechnik AG	102,697	4,553,876
	EDAG Engineering Group AG	51,353	598,322
	Elmos Semiconductor SE	6,332	306,679
	ElringKlinger AG	196,378	1,571,767
	Encavis AG	476,150	10,419,482
	Energiekontor AG	13,463	1,321,327
#	Fabasoft AG	509	11,300
	Fielmann AG	154,321	6,238,000
	First Sensor AG	191	11,406
#*	flatexDEGIRO AG	80,508	818,864
*	Fraport AG Frankfurt Airport Services Worldwide	206,629	9,449,688
	Freenet AG	1,053,129	24,797,651
	Fuchs Petrolub SE	113,040	2,888,171
	GEA Group AG	452,869	16,904,507
#	Gerresheimer AG	242,066	14,539,794
*	Gesco AG	55,404	1,490,751
	GFT Technologies SE	169,898	7,678,513
*	GK Software SE	306	40,740
*	Global Fashion Group SA	76,275	113,178
#	Grand City Properties SA	769,429	10,493,990
#	GRENKE AG	9,184	241,154
#*	H&R GmbH & Co. KGaA	71,674	470,836
	Hamburger Hafen und Logistik AG	191,371	2,667,189
	Hawesko Holding AG	313	13,399
#*	Heidelberger Druckmaschinen AG	1,919,276	2,945,677
	Hensoldt AG	71,203	1,825,607
*	Highlight Communications AG	98,406	373,367
#	Hochtief AG	32,264	1,731,757
	Hornbach Holding AG & Co. KGaA	56,348	4,422,758
	Hugo Boss AG	437,223	25,836,545
#*	Hypoport SE	7,011	1,457,248

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Indus Holding AG	138,578	$3,322,966
Ω	Instone Real Estate Group SE	36,903	404,311
	IVU Traffic Technologies AG	49,939	823,200
#	Jenoptik AG	406,407	9,843,314
#Ω	JOST Werke AG	7,900	328,428
	K+S AG	1,430,163	30,156,738
	Kloeckner & Co. SE	522,267	5,118,539
	Knaus Tabbert AG	584	17,626
*	Koenig & Bauer AG	92,138	1,397,544
#	Kontron AG	346,499	5,162,989
	Krones AG	113,076	9,852,325
	KSB SE & Co. KGaA	3,293	1,306,598
	KWS Saat SE & Co. KGaA	83,735	5,116,113
	Lanxess AG	577,941	21,254,234
#	Leifheit AG	60,643	1,088,079
#*	Leoni AG	180,096	1,391,058
#*	Manz AG	28,275	1,035,423
*	Mediclin AG	82,946	281,995
*	Medigene AG	116,971	300,039
*	METRO AG	717,476	5,830,999
	MLP SE	440,536	2,577,447
*	Multitude SE	39,731	111,603
#*	Nagarro SE	61,364	7,196,618
	New Work SE	20,199	2,703,658
	Nexus AG	99,578	5,319,959
#*	Nordex SE	877,525	8,526,650
	Norma Group SE	225,402	4,205,093
	OHB SE	38,571	1,323,815
#	Patrizia AG	348,340	4,496,385
	Pfeiffer Vacuum Technology AG	48,041	7,595,796
	PNE AG	491,579	7,825,037
	Progress-Werk Oberkirch AG	8,558	250,030
	ProSiebenSat.1 Media SE	1,391,977	11,905,186
	PSI Software AG	70,343	1,758,081
*	PVA TePla AG	82,910	1,811,067
#*	q.beyond AG	765,281	866,129
*	R Stahl AG	14,952	215,692
	Rheinmetall AG	238,966	43,820,884
	SAF-Holland SE	337,211	2,727,768
#	Salzgitter AG	267,002	6,798,043
	Schloss Wachenheim AG	6,929	119,669
#Ω	Scout24 SE	238,174	13,616,046
	Secunet Security Networks AG	8,338	2,411,869
*	SGL Carbon SE	334,832	2,536,103
	Siltronic AG	146,283	11,876,478
	Sixt SE	97,653	11,921,642
#*	SMA Solar Technology AG	59,742	3,259,664
#*	SNP Schneider-Neureither & Partner SE	3,170	89,586
	Softing AG	14,914	105,724
	Software AG	391,189	10,568,552
	Stabilus SE	177,094	9,980,659
	STRATEC SE	33,736	3,111,928
	Stroeer SE & Co. KGaA	203,324	8,892,938
	Suedzucker AG	526,208	7,423,405
#	SUESS MicroTec SE	148,771	2,352,233
	Surteco Group SE	47,139	1,131,192
#	TAG Immobilien AG	1,209,596	13,395,385
	Takkt AG	252,323	3,440,708
#*Ω	TeamViewer AG	448,065	4,665,107

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Technotrans SE	46,673	$1,200,661
#*	thyssenkrupp AG	1,781,905	11,005,182
	Traffic Systems SE	37,280	862,546
	United Internet AG	33,137	872,867
#*	va-Q-tec AG	2,370	31,873
#	Varta AG	24,311	1,979,023
	VERBIO Vereinigte BioEnergie AG	171,429	10,638,601
*	Vitesco Technologies Group AG, Class A	7,271	395,463
	Vossloh AG	76,106	2,716,215
	Wacker Chemie AG	16,695	2,513,368
	Wacker Neuson SE	227,890	4,384,797
	Washtec AG	86,629	3,636,185
#*	Westwing Group SE	41,567	306,547
	Wuestenrot & Wuerttembergische AG	117,007	2,009,328
#	Zeal Network SE	53,966	1,728,867
TOTAL GERMANY			693,588,894
GREECE — (0.0%)
*††	Alfa Alfa Energy SA	3,810	0
*††	Neorion Holdings SA	14,991	0
IRELAND — (1.2%)
	AIB Group PLC	935,725	2,128,444
	Bank of Ireland Group PLC	6,339,548	36,311,401
	Cairn Homes PLC	1,908,875	2,123,431
*	Dalata Hotel Group PLC	266,917	983,504
*	Datalex PLC	79,667	49,892
	FBD Holdings PLC	142,812	1,460,082
	Glanbia PLC	1,151,741	13,406,805
*Ω	Glenveagh Properties PLC	957,454	1,062,689
	Irish Continental Group PLC	820,853	3,281,238
*	Permanent TSB Group Holdings PLC	268,168	383,359
TOTAL IRELAND			61,190,845
ISRAEL — (3.9%)
	Adgar Investment & Development Ltd.	105,459	222,018
#	Afcon Holdings Ltd.	3,064	144,319
	AFI Properties Ltd.	100,408	5,252,245
	Africa Israel Residences Ltd.	13,924	802,831
*	Airport City Ltd.	207,088	4,003,547
*	Albaad Massuot Yitzhak Ltd.	2,031	11,432
#*	Allot Ltd.	189,485	982,831
#	Alrov Properties & Lodgings Ltd.	49,832	2,766,028
	Arad Ltd.	27,585	381,448
	Ashtrom Group Ltd.	148,643	3,464,189
	AudioCodes Ltd.	25,805	632,075
#	Aura Investments Ltd.	334,602	645,284
	Automatic Bank Services Ltd.	9,767	57,078
#*	Avgol Industries 1953 Ltd.	468,925	321,447
#	Azorim-Investment Development & Construction Co. Ltd.	575,905	2,197,935
#*	Bet Shemesh Engines Holdings 1997 Ltd.	30,236	975,096
#	Blue Square Real Estate Ltd.	37,333	2,912,390
#*	Brack Capital Properties NV	18,347	2,070,189
#*	Brainsway Ltd.	17,217	52,811
#*	Camtek Ltd.	23,329	688,486
	Carasso Motors Ltd.	132,164	682,640
#*	Cellcom Israel Ltd.	497,683	2,729,643
#*	Ceragon Networks Ltd.	266,244	692,234

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Clal Insurance Enterprises Holdings Ltd.	321,004	$6,279,389
*	Compugen Ltd.	113,943	196,435
#	Danel Adir Yeoshua Ltd.	24,002	3,044,173
#	Delek Automotive Systems Ltd.	256,073	3,222,521
*	Delek Group Ltd.	49,000	7,440,018
	Delta Galil Industries Ltd.	75,453	3,686,942
	Dor Alon Energy in Israel 1988 Ltd.	17,532	655,769
	Duniec Brothers Ltd.	2,385	157,723
#	Electra Consumer Products 1970 Ltd.	45,933	2,162,918
	Electra Ltd.	10,150	6,082,919
	Electra Real Estate Ltd.	43,434	717,682
*	Ellomay Capital Ltd.	2,597	68,874
	Energix-Renewable Energies Ltd.	126,517	512,799
*	Enlight Renewable Energy Ltd.	2,792,896	6,362,578
*	Equital Ltd.	130,022	4,610,488
#*	Fattal Holdings 1998 Ltd.	9,376	1,096,529
	FMS Enterprises Migun Ltd.	19,186	612,870
	Formula Systems 1985 Ltd.	63,943	6,652,191
	Formula Systems 1985 Ltd., Sponsored ADR	640	66,656
#	Fox Wizel Ltd.	53,135	6,755,832
#	Gav-Yam Lands Corp. Ltd.	423,939	4,080,904
#*	Gilat Satellite Networks Ltd.	236,247	1,595,224
#	Hagag Group Real Estate Development	16,780	113,562
	Harel Insurance Investments & Financial Services Ltd.	545,947	5,582,374
	Hilan Ltd.	106,788	6,222,156
#	IDI Insurance Co. Ltd.	47,574	1,240,372
	IES Holdings Ltd.	1,354	122,057
	Ilex Medical Ltd.	4,067	139,540
#	Infinya Ltd.	21,885	1,965,550
#	Inrom Construction Industries Ltd.	367,899	1,780,238
	Isracard Ltd.	131,414	410,813
	Israel Canada T.R Ltd.	213,345	823,384
#	Israel Land Development - Urban Renewal Ltd.	76,173	1,217,335
	Isras Investment Co. Ltd.	5,893	1,166,267
#	Issta Lines Ltd.	15,574	455,343
#*	Kamada Ltd.	212,977	1,036,427
	Kardan Real Estate Enterprise & Development Ltd.	11,829	13,848
#	Kenon Holdings Ltd.	132,100	5,718,383
	Kerur Holdings Ltd.	33,018	812,363
	Klil Industries Ltd.	5,696	495,847
	Lahav L.R. Real Estate Ltd.	9,407	14,510
#	M Yochananof & Sons Ltd.	4,657	268,369
#	Magic Software Enterprises Ltd.	152,541	3,052,611
#	Malam - Team Ltd.	10,222	228,967
	Matrix IT Ltd.	233,856	5,942,981
#	Max Stock Ltd.	7,391	13,151
#	Maytronics Ltd.	165,369	2,179,114
#	Mediterranean Towers Ltd.	434,044	1,350,041
#	Mega Or Holdings Ltd.	85,131	2,852,597
*	Mehadrin Ltd.	1,666	77,269
	Meitav Dash Investments Ltd.	132,413	669,178
*	Menora Mivtachim Holdings Ltd.	186,995	3,742,798
	Meshulam Levinstein Contracting & Engineering Ltd.	310	27,910
	Migdal Insurance & Financial Holdings Ltd.	2,562,381	4,002,114
	Mivtach Shamir Holdings Ltd.	30,255	806,542
	Mizrahi Tefahot Bank Ltd.	1	39
#*	Naphtha Israel Petroleum Corp. Ltd.	244,337	1,527,762
	Nawi Brothers Ltd.	68,328	563,800
*	Neto Malinda Trading Ltd.	3,397	128,189

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Neto ME Holdings Ltd.	11,945	$658,055
*	Nova Ltd.	33,416	3,548,892
	Novolog Ltd.	155,183	160,900
*	NR Spuntech Industries Ltd.	76,176	110,259
	Oil Refineries Ltd.	12,221,339	4,605,591
#	One Software Technologies Ltd.	47,655	782,685
*	OPC Energy Ltd.	109,788	1,269,741
	Palram Industries 1990 Ltd.	1,112	14,245
#*	Partner Communications Co. Ltd.	851,759	6,798,144
*	Paz Oil Co. Ltd.	61,942	7,639,523
*	Perion Network Ltd.	97,799	1,886,563
#	Plasson Industries Ltd.	21,191	1,187,731
	Prashkovsky Investments & Construction Ltd.	10,063	325,766
*	Priortech Ltd.	9,031	232,554
#	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,258	4,088,498
	Scope Metals Group Ltd.	47,147	2,245,144
*	Shikun & Binui Ltd.	8,047	37,930
	Shufersal Ltd.	121,878	796,375
	Summit Real Estate Holdings Ltd.	222,691	4,057,782
	Suny Cellular Communication Ltd.	312,529	164,375
	Tadiran Group Ltd.	16,616	2,570,786
Ω	Tamar Petroleum Ltd.	38,322	113,233
#	Tel Aviv Stock Exchange Ltd.	21,464	103,606
*	Tera Light Ltd.	105,416	196,933
	Tiv Taam Holdings 1 Ltd.	34,613	73,286
#	Victory Supermarket Chain Ltd.	5,213	78,225
	YH Dimri Construction & Development Ltd.	18,178	1,516,567
TOTAL ISRAEL			200,776,820
ITALY — (7.9%)
	A2A SpA	11,204,635	14,441,628
	ACEA SpA	382,721	5,526,731
*	Aeffe SpA	177,250	267,405
Ω	Anima Holding SpA	2,189,295	7,686,262
	Aquafil SpA	83,333	540,294
	Arnoldo Mondadori Editore SpA	1,105,209	1,916,608
	Ascopiave SpA	477,634	1,357,345
*	Autogrill SpA	102,824	670,847
	Autostrade Meridionali SpA	3,917	149,785
	Avio SpA	110,432	1,296,479
	Azimut Holding SpA	822,035	14,379,961
#	Banca Generali SpA	465,059	13,530,234
	Banca IFIS SpA	251,013	3,377,294
	Banca Mediolanum SpA	831,010	5,503,280
	Banca Popolare di Sondrio SPA	3,266,162	10,838,990
	Banca Profilo SpA	1,711,765	339,991
#Ω	Banca Sistema SpA	414,926	660,225
#	Banco BPM SpA	10,571,769	27,381,656
	Banco di Desio e della Brianza SpA	241,954	750,771
	Be Shaping The Future SpA	533,191	1,839,022
Ω	BFF Bank SpA	785,869	5,521,459
	Biesse SpA	11,036	157,378
	BPER Banca	7,495,535	10,404,681
	Brembo SpA	865,514	9,142,804
	Brunello Cucinelli SpA	248,717	14,455,138
	Buzzi Unicem SpA	651,091	11,903,953
	Cairo Communication SpA	583,142	1,111,934
Ω	Carel Industries SpA	33,071	753,465
	Cementir Holding NV	361,114	2,347,042

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	CIR SpA-Compagnie Industriali	2,398,027	$1,016,453
#	Credito Emiliano SpA	616,798	3,491,166
#*	d'Amico International Shipping SA	2,398,873	479,875
	Danieli & C Officine Meccaniche SpA	93,652	1,328,544
#	Danieli & C Officine Meccaniche SpA	104,538	2,150,217
	De' Longhi SpA	398,689	7,582,908
	DeA Capital SpA	697,876	814,860
#	Digital Bros SpA	37,586	1,019,687
Ω	doValue SpA	71,356	435,721
*	Elica SpA	166,709	483,884
	Emak SpA	565,182	772,745
*Ω	Enav SpA	327,231	1,430,683
	ERG SpA	402,758	13,136,852
#	Esprinet SpA	258,287	1,869,479
*	Eurotech SpA	207,209	615,730
	Fila SpA	145,425	1,183,405
#*	Fincantieri SpA	3,504,948	1,842,642
#*††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	633,852
	Gefran SpA	35,925	327,237
#*	Geox SpA	356,231	289,947
	GPI SpA	16,644	243,219
	Gruppo MutuiOnline SpA	172,390	4,619,336
Ω	GVS SpA	11,552	112,243
	Hera SpA	5,707,553	16,399,375
	IMMSI SpA	1,372,199	538,274
*	Intek Group SpA	1,885,608	1,129,165
	Iren SpA	4,667,503	8,796,011
	Italgas SpA	3,574,968	20,451,642
	Italmobiliare SpA	76,857	2,141,351
#*	IVS Group SA	140,888	597,345
#*	Juventus Football Club SpA	4,627,114	1,704,794
	Leonardo SpA	2,965,480	27,776,456
	LU-VE SpA	5,064	114,782
#	Maire Tecnimont SpA	1,261,206	3,502,472
#*††	Mariella Burani Fashion Group SpA	22,744	0
#*	MFE-MediaForEurope NV, Class A	7,493,415	3,372,989
#*	MFE-MediaForEurope NV, Class B	3,057,306	1,967,532
*	Newlat Food SpA	22,549	132,832
	Openjobmetis SpA agenzia per il lavoro	63,079	551,568
	Orsero SpA	15,654	231,205
Ω	OVS SpA	1,504,098	2,419,155
	Pharmanutra SpA	3,894	268,013
	Piaggio & C SpA	1,327,755	3,498,003
Ω	Pirelli & C SpA	2,554,831	11,061,451
#	Prima Industrie SpA	33,228	766,122
Ω	RAI Way SpA	618,828	3,079,907
	Reply SpA	148,620	19,565,290
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	706,298
	Sabaf SpA	63,964	1,578,897
#	SAES Getters SpA	900	19,481
*	Safilo Group SpA	207,430	283,438
	Salvatore Ferragamo SpA	168,508	2,988,964
	Sanlorenzo SpA/Ameglia	2,003	69,732
*	Saras SpA	4,182,418	5,305,485
*	Servizi Italia SpA	5,462	7,476
	Sesa SpA	57,663	8,184,511
#*	Sogefi SpA	356,185	334,298
	SOL SpA	225,231	4,177,369

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Spaxs SpA	218,758	$2,252,282
	Tamburi Investment Partners SpA	858,326	7,131,406
#Ω	Technogym SpA	848,966	5,980,964
#*	Tesmec SpA	313,747	38,732
	Tinexta SpA	138,460	3,447,927
*	Tiscali SpA	25,776	18,304
*	Tod's SpA	69,081	2,453,592
*	TXT e-solutions SpA	71,316	861,926
#Ω	Unieuro SpA	145,452	1,747,887
	Unipol Gruppo SpA	3,175,802	13,321,548
	UnipolSai Assicurazioni SpA	42,994	97,349
#	Webuild SpA	1,307,308	2,017,585
#	Wiit SpA	18,653	382,242
	Zignago Vetro SpA	187,606	2,379,844
TOTAL ITALY			409,986,618
NETHERLANDS — (5.8%)
	Aalberts NV	694,377	29,758,168
*	AFC Ajax NV	13,955	178,178
*Ω	Alfen Beheer BV	48,329	5,641,842
#	AMG Advanced Metallurgical Group NV	219,314	6,156,481
#	Amsterdam Commodities NV	36,507	840,934
	APERAM SA	322,482	10,514,291
	Arcadis NV	534,996	19,781,814
	ASR Nederland NV	803,890	33,600,530
*	Avantium NV	2,230	7,233
Ω	B&S Group Sarl	10,048	52,431
#*Ω	Basic-Fit NV	292,077	11,845,966
	BE Semiconductor Industries NV	405,420	21,763,650
#	Beter Bed Holding NV	27,380	110,693
	Boskalis Westminster	360,227	11,819,957
	Brunel International NV	155,477	1,761,132
	Corbion NV	389,790	13,584,357
#Ω	Flow Traders	226,947	4,931,858
#	ForFarmers NV	214,677	662,670
*	Fugro NV	559,518	6,659,555
	Heijmans NV	167,350	2,003,675
*	Hunter Douglas NV	1,803	322,223
*Ω	Intertrust NV	472,154	9,325,013
	Kendrion NV	97,269	1,531,972
*	Koninklijke BAM Groep NV	1,821,442	4,441,253
	Koninklijke Vopak NV	300,327	6,970,299
*Ω	Lucas Bols NV	24,022	252,935
	Nedap NV	33,400	1,975,850
	OCI NV	554,235	19,241,176
	Ordina NV	637,656	3,231,505
*	Pharming Group NV	273,983	214,394
#	PostNL NV	3,605,042	9,482,342
	SBM Offshore NV	1,043,174	14,559,276
#	SIF Holding NV	34,182	431,562
Ω	Signify NV	711,679	23,113,928
*	Sligro Food Group NV	166,461	3,296,529
#*††	SRH NV	705,718	0
	TKH Group NV	273,927	11,244,955
#*	TomTom NV	458,405	4,143,840
	Van Lanschot Kempen NV	158,577	3,631,302
*	Vivoryon Therapeutics NV	5,400	43,168
TOTAL NETHERLANDS			299,128,937

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (2.5%)
#	2020 Bulkers Ltd.	65,237	$766,200
	ABG Sundal Collier Holding ASA	2,506,062	1,527,425
#*	Akastor ASA	805,820	734,307
*	Aker BioMarine ASA	7,490	39,755
	Aker Solutions ASA	1,824,626	5,655,646
	American Shipping Co. ASA	251,654	1,034,714
*	ArcticZymes Technologies ASA	71,108	612,583
*	Asetek AS	19,672	37,672
	Atea ASA	364,170	4,446,608
#*	Atlantic Sapphire ASA	67,633	156,389
Ω	Avance Gas Holding Ltd.	19,594	117,662
#*	Axactor ASA	851,784	630,689
	B2Holding ASA	1,548,196	1,482,314
	Belships ASA	316,537	606,371
*	Bergenbio ASA	51,404	70,171
	Bonheur ASA	144,901	5,802,346
*	Borr Drilling Ltd.	92,938	339,119
	Borregaard ASA	473,172	8,493,793
	Bouvet ASA	50,671	336,959
*	BW Energy Ltd.	345,049	983,117
Ω	BW LPG Ltd.	648,398	5,333,486
	BW Offshore Ltd.	753,331	2,120,401
*	Cadeler AS	49,888	189,667
*Ω	Crayon Group Holding ASA	162,410	2,603,626
	DNO ASA	3,252,081	4,679,194
Ω	Elmera Group ASA	51,884	113,972
Ω	Europris ASA	1,172,747	6,934,322
	FLEX LNG Ltd.	217,648	6,902,289
#*	Frontline Ltd.	496,629	4,730,542
	Golden Ocean Group Ltd.	359,566	3,970,009
	Grieg Seafood ASA	350,555	5,382,861
	Hafnia Ltd.	262,985	935,639
#*	Hexagon Composites ASA	723,512	2,429,765
	Hunter Group ASA	384,083	139,898
#*	IDEX Biometrics ASA	1,011,211	118,637
#Ω	Kid ASA	28,967	287,332
#	Kitron ASA	515,690	1,114,444
Ω	Klaveness Combination Carriers ASA	2,957	19,233
*	Komplett Bank ASA	33,724	21,814
*	Kongsberg Automotive ASA	4,802,655	1,384,552
*	LINK Mobility Group Holding ASA	51,820	67,970
*	Magnora ASA	87,036	184,340
*	Magseis Fairfield ASA	110,201	92,946
	Medistim ASA	2,163	66,274
	MPC Container Ships ASA	1,734,558	4,230,240
#Ω	Multiconsult ASA	2,534	34,861
*	Next Biometrics Group AS	167,317	75,880
#*	Nordic Nanovector ASA	376,386	72,283
*Ω	Norske Skog ASA	243,243	1,783,695
*	Northern Ocean Ltd.	44,842	54,837
#*	Norway Royal Salmon ASA	93,951	2,418,295
#*	Norwegian Air Shuttle ASA	469,518	458,093
*	Norwegian Energy Co. ASA	8,538	417,371
*	NRC Group ASA	38,228	76,637
*	Odfjell Drilling Ltd.	627,187	1,505,042
	Odfjell SE, Class A	140,676	806,789
*	Odfjell Technology Ltd.	97,767	230,306
	OKEA ASA	41,038	172,643
Ω	Okeanis Eco Tankers Corp.	13,766	175,619

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Olav Thon Eiendomsselskap ASA	80,746	$1,462,856
*	Otello Corp. ASA	2,772	8,468
	Pareto Bank ASA	34,286	187,753
#*	PGS ASA	3,070,778	2,112,623
*	PhotoCure ASA	16,544	174,492
*Ω	poLight ASA	4,600	11,706
#*	Prosafe SE	3,370	66,652
	Protector Forsikring ASA	438,078	5,160,890
*	Q-Free ASA	32,883	22,477
#*	REC Silicon ASA	1,976,404	3,730,907
*	SATS ASA	57,235	82,414
#Ω	Scatec ASA	27,449	327,767
*	SD Standard ETC PLC	271,994	49,705
	Selvaag Bolig ASA	325,020	1,380,407
*Ω	Shelf Drilling Ltd.	79,610	104,190
*	Solstad Offshore ASA	29,716	97,905
	Sparebank 1 Oestlandet	22,099	273,033
	SpareBank 1 Sorost-Norge	1,788	9,888
	Stolt-Nielsen Ltd.	195,297	4,161,418
*	Tekna Holding ASA	114	206
	TGS ASA	286,682	4,255,248
	Treasure ASA	316,195	539,183
*	Ultimovacs ASA	18,337	132,214
	Veidekke ASA	640,408	6,621,362
*	Volue ASA	168	428
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,701,243
Ω	XXL ASA	787,885	539,140
TOTAL NORWAY			129,424,219
PORTUGAL — (0.9%)
	Altri SGPS SA	520,559	3,071,543
	Banco Comercial Portugues SA, Class R	49,865,890	7,399,516
*††	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	109,502	1,165,222
#	CTT-Correios de Portugal SA	734,229	2,511,011
*	Greenvolt-Energias Renovaveis SA	125,818	1,136,362
#	Ibersol SGPS SA	52,494	316,988
#	Mota-Engil SGPS SA	641,747	806,154
	Navigator Co. SA	1,809,886	7,469,276
#	NOS SGPS SA	1,539,280	5,814,580
#	Novabase SGPS SA	72,649	357,838
	REN - Redes Energeticas Nacionais SGPS SA	2,950,023	8,340,260
	Sonae SGPS SA	6,915,251	7,867,981
TOTAL PORTUGAL			46,256,731
SPAIN — (5.3%)
	Acerinox SA	1,085,958	10,594,976
#*††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	27,692	474,468
	Alantra Partners SA	70,997	950,061
	Almirall SA	475,919	4,594,960
*	Amper SA	6,893,962	1,391,565
	Applus Services SA	925,350	6,734,604
	Atresmedia Corp. de Medios de Comunicacion SA	574,350	1,764,933
	Azkoyen SA	67,253	436,770
	Banco de Sabadell SA	36,717,505	23,508,861
	Bankinter SA	4,387,320	21,601,130
#*††	Caja de Ahorros del Mediterraneo	116,412	0

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Cia de Distribucion Integral Logista Holdings SA	429,838	$8,860,313
#	CIE Automotive SA	378,355	9,952,796
	Construcciones y Auxiliar de Ferrocarriles SA	129,981	3,848,624
#*	Deoleo SA	37,749	13,560
*	Distribuidora Internacional de Alimentacion SA	3,729,910	50,160
#	Ebro Foods SA	526,136	8,755,435
*	eDreams ODIGEO SA	427,530	2,264,048
	Elecnor SA	200,108	2,364,957
#	Enagas SA	1,438,707	28,398,142
	Ence Energia y Celulosa SA	1,042,979	3,454,984
	Ercros SA	643,000	2,411,913
	Faes Farma SA	2,130,572	9,086,295
#	Fluidra SA	367,354	6,866,630
	Fomento de Construcciones y Contratas SA	381,903	3,784,120
Ω	Gestamp Automocion SA	757,499	2,914,076
Ω	Global Dominion Access SA	695,411	2,796,749
*	Grenergy Renovables SA	3,477	137,642
	Grupo Catalana Occidente SA	270,353	8,062,086
#	Grupo Empresarial San Jose SA	151,317	633,418
	Iberpapel Gestion SA	47,911	685,296
	Indra Sistemas SA	928,400	8,492,723
#	Laboratorio Reig Jofre SA	14,851	43,869
	Laboratorios Farmaceuticos Rovi SA	125,881	6,591,002
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,862,215	4,286,297
#	Mapfre SA	2,608,988	4,213,897
*	Melia Hotels International SA	812,414	5,124,074
#Ω	Metrovacesa SA	58,204	404,985
	Miquel y Costas & Miquel SA	193,707	2,497,157
Ω	Neinor Homes SA	90,425	972,609
#*	Obrascon Huarte Lain SA	1,665,246	995,972
#*	Oryzon Genomics SA	35,547	94,749
	Pharma Mar SA	23,875	1,470,689
	Prim SA	40,283	576,451
*	Promotora de Informaciones SA, Class A	1,330,083	597,507
#Ω	Prosegur Cash SA	385,299	280,759
#	Prosegur Cia de Seguridad SA	1,220,798	2,177,150
*	Realia Business SA	1,667,905	1,655,699
	Renta 4 Banco SA	442	4,242
#	Sacyr SA	3,004,796	6,871,862
*	Solaria Energia y Medio Ambiente SA	519,113	11,969,485
*	Soltec Power Holdings SA	9,160	45,708
#Ω	Talgo SA	598,613	1,780,028
#*	Tecnicas Reunidas SA	188,993	1,254,706
#*	Tubacex SA	738,150	1,548,364
#*	Tubos Reunidos SA	34,204	12,830
Ω	Unicaja Banco SA	7,951,463	6,878,077
	Vidrala SA	124,375	8,284,521
	Viscofan SA	272,040	15,843,182
	Vocento SA	352,577	234,699
TOTAL SPAIN			272,596,865
SWEDEN — (7.1%)
Ω	AcadeMedia AB	441,853	2,176,850
	AddNode Group AB, Class B	426,138	4,437,604
	AFRY AB	283,371	4,327,024
Ω	Alimak Group AB	254,539	2,267,643
	Alligo AB, Class B	137,415	1,411,036
Ω	Ambea AB	196,916	970,711
*	Annehem Fastigheter AB, Class B	142,899	423,172

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	AQ Group AB	1,510	$42,567
*	Arise AB	102,189	549,100
	Arjo AB, Class B	1,033,502	5,677,328
	Atrium Ljungberg AB, Class B	238,262	3,542,909
*Ω	Attendo AB	736,522	1,792,948
	Balco Group AB	979	6,818
	BE Group AB	3,385	42,775
	Beijer Alma AB	304,748	6,120,030
#	Beijer Electronics Group AB	93,898	622,914
	Bergman & Beving AB	205,837	2,186,074
	Bergs Timber AB, Class B	6,227	29,156
	Besqab AB	21,962	228,839
	Betsson AB, Class B	893,660	6,177,496
#*	Better Collective AS	78,342	1,244,374
#*	BHG Group AB	351,076	1,199,935
	Bilia AB, Class A	590,329	8,341,035
	BioGaia AB, Class B	209,091	1,971,327
*	BioInvent International AB	30,354	145,470
	Biotage AB	374,305	8,234,088
	Bjorn Borg AB	13,009	50,189
	Bonava AB, Class B	526,974	1,974,189
#*Ω	Boozt AB	212,829	1,499,249
Ω	Bravida Holding AB	825,202	8,357,067
	Bufab AB	235,406	7,102,228
#	Bulten AB	115,761	815,450
	Bure Equity AB	321,431	8,556,807
	Byggmax Group AB	449,880	2,184,307
*	Calliditas Therapeutics AB, Class B	18,602	175,863
*	Careium AB	82,584	98,495
	Catella AB	78,516	264,342
	Catena AB	170,205	7,799,384
#*	Catena Media PLC	330,046	1,066,680
*	Cavotec SA	79,682	137,482
	Cellavision AB	34,656	1,248,422
	Cibus Nordic Real Estate AB	7,502	134,467
	Clas Ohlson AB, Class B	278,624	3,160,475
	Cloetta AB, Class B	1,836,581	3,676,016
*	Collector AB	288,079	1,000,995
	Concentric AB	354,479	7,594,655
Ω	Coor Service Management Holding AB	400,673	3,317,420
	Corem Property Group AB, Class B	3,882,891	5,221,584
	Dedicare AB, Class B	2,850	27,548
	Dios Fastigheter AB	784,653	6,202,278
#*	Doro AB	162,545	254,870
*	Duni AB	217,519	2,080,123
#Ω	Dustin Group AB	523,446	3,574,304
	Eastnine AB	126,421	1,272,108
	Elanders AB, Class B	73,298	1,094,593
	Electrolux Professional AB, Class B	407,547	2,492,068
*Ω	Eltel AB	206,068	164,620
#*	Enea AB	104,284	942,307
#	Eolus Vind AB, Class B	37,209	389,690
	eWork Group AB	37,065	418,108
	Fagerhult AB	300,931	1,637,012
	FastPartner AB, Class A	8,801	65,150
	FastPartner AB, Class D	35	243
#	Fenix Outdoor International AG	19,605	1,757,779
*	Ferronordic AB	916	2,793
#*	Fingerprint Cards AB, Class B	386,234	342,255

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	G5 Entertainment AB	37,323	$822,771
	GARO AB	15,366	268,490
	Granges AB	830,363	7,699,344
#*	Haldex AB	383,964	2,397,405
	Hanza Holding AB	11,729	64,275
#	Heba Fastighets AB, Class B	269,814	1,302,217
	Hexatronic Group AB	352,315	4,273,856
	HMS Networks AB	135,917	6,479,028
#*Ω	Hoist Finance AB	395,668	1,466,921
*	Humana AB	135,681	637,997
*	IAR Systems Group AB	1,213	15,523
*	Immunovia AB	8,077	26,138
#	Instalco AB	482,045	2,386,157
*	International Petroleum Corp.	381,181	4,654,469
	INVISIO AB	555	9,059
	Inwido AB	455,135	5,522,669
	JM AB	434,852	8,069,781
#*	John Mattson Fastighetsforetagen AB	8,700	89,812
*	Karnov Group AB	66,343	427,674
*	K-fast Holding AB	9,734	27,962
#	Kindred Group PLC, SDR	498,832	4,393,242
	KNOW IT AB	198,116	5,855,669
	Lagercrantz Group AB, Class B	1,337,749	14,585,651
Ω	LeoVegas AB	347,756	2,081,426
	Lime Technologies AB	13,210	379,232
	Lindab International AB	646,372	11,313,696
	Loomis AB	393,895	11,107,157
	Lundin Energy AB	283,199	349,623
*	Maha Energy AB	148,058	219,291
*	Medcap AB	6,064	130,401
	Mekonomen AB	299,806	3,524,266
	Midsona AB, Class B	8,545	19,365
*	Millicom International Cellular SA, SDR	136,846	2,151,776
#	MIPS AB	55,692	2,979,506
	Modern Times Group MTG AB, Class B	602,239	6,233,526
*	Momentum Group AB	137,415	787,334
Ω	Munters Group AB	142,207	1,060,587
	Mycronic AB	431,577	6,347,615
	NCAB Group AB	78,232	479,091
	NCC AB, Class B	420,936	4,371,502
	Nederman Holding AB	33,947	621,061
*	Nelly Group AB	47,409	80,149
#*	Net Insight AB, Class B	2,560,497	1,060,887
	New Wave Group AB, Class B	426,925	6,543,514
	Nilorngruppen AB, Class B	5,939	65,197
	Nobia AB	911,091	2,646,386
	Nolato AB, Class B	1,482,789	8,923,003
	Nordic Paper Holding AB	6,827	28,120
	Nordic Waterproofing Holding AB	80,446	1,161,177
*	Note AB	56,156	1,153,053
	NP3 Fastigheter AB	178,739	4,467,843
	Nyfosa AB	1,217,816	11,370,137
#	OEM International AB, Class B	294,518	2,222,040
*	Ovzon AB	1,938	8,204
*	Pandox AB	267,827	3,927,729
	Platzer Fastigheter Holding AB, Class B	250,352	2,146,272
	Prevas AB, Class B	8,542	95,913
	Pricer AB, Class B	892,974	1,739,359
	Proact IT Group AB	191,163	1,685,007

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Profilgruppen AB, Class B	287	$4,359
	Ratos AB, Class B	1,576,199	7,896,253
*	RaySearch Laboratories AB	160,684	1,150,333
	Rejlers AB	948	13,049
Ω	Resurs Holding AB	1,114,807	2,604,272
	Rottneros AB	672,020	1,059,415
#*	Scandi Standard AB	397,762	1,478,920
#*Ω	Scandic Hotels Group AB	978,372	4,006,542
#*	Sdiptech AB, Class B	11,592	323,229
	Sectra AB, Class B	229,867	4,220,101
	Semcon AB	118,592	1,315,121
*	Sensys Gatso Group AB	3,087,573	318,470
	SkiStar AB	326,252	5,064,675
*	Solid Forsakring AB	86,686	416,445
*	Stendorren Fastigheter AB	1,169	20,787
*	Stillfront Group AB	402,303	1,054,197
	Systemair AB	360,836	2,183,811
	Tethys Oil AB	125,374	842,495
	TF Bank AB	5,604	95,330
*	Tobii AB	14,796	38,590
	Troax Group AB	227,770	4,842,322
	VBG Group AB, Class B	28,343	361,501
	Vitec Software Group AB, Class B	43,055	1,985,135
	Volati AB	3,206	45,351
	Wihlborgs Fastigheter AB	81,164	692,098
	XANO Industri AB, Class B	3,880	47,745
TOTAL SWEDEN			369,359,939
SWITZERLAND — (16.3%)
	Adecco Group AG	156,723	5,520,882
	Allreal Holding AG	125,251	20,722,465
	ALSO Holding AG	46,851	8,686,474
*	Aluflexpack AG	721	12,704
*	ams-OSRAM AG	1,474,621	12,172,338
	APG SGA SA	9,139	1,746,650
	Arbonia AG	345,431	4,912,474
*	Aryzta AG	6,821,926	7,796,440
#	Ascom Holding AG	200,120	1,560,144
#	Autoneum Holding AG	23,551	2,729,940
	Baloise Holding AG	87,128	13,882,023
	Banque Cantonale de Geneve	9,528	1,717,364
	Banque Cantonale du Jura SA	3,848	214,627
#	Banque Cantonale Vaudoise	105,224	9,797,442
	Belimo Holding AG	65,574	26,919,026
	Bell Food Group AG	14,632	3,916,292
#	Bellevue Group AG	57,974	1,939,768
	Berner Kantonalbank AG	31,172	7,045,849
	BKW AG	163,805	18,635,752
	Bobst Group SA	69,298	5,715,476
	Bossard Holding AG, Class A	46,771	10,424,483
	Bucher Industries AG	54,561	20,947,982
	Burckhardt Compression Holding AG	4,703	2,124,691
	Burkhalter Holding AG	29,873	2,351,349
	Bystronic AG	9,740	7,206,180
	Calida Holding AG	40,721	1,958,170
	Carlo Gavazzi Holding AG	3,115	941,058
	Cembra Money Bank AG	195,981	14,246,520
#*	Cicor Technologies Ltd.	15,422	680,971
	Cie Financiere Tradition SA	11,329	1,217,019

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Clariant AG	1,025,393	$19,211,293
	Coltene Holding AG	27,288	2,661,466
	Comet Holding AG	18,573	3,425,448
#	COSMO Pharmaceuticals NV	6,921	371,369
	Daetwyler Holding AG	7,942	1,935,905
	DKSH Holding AG	235,948	19,394,569
	dormakaba Holding AG	24,718	11,775,209
*	Dufry AG	351,035	13,217,103
	EFG International AG	683,675	5,324,536
	Emmi AG	16,005	15,924,269
	Energiedienst Holding AG	83,637	3,760,307
#*	Evolva Holding SA	3,349,123	317,116
#	Feintool International Holding AG	47,031	1,013,753
*	Flughafen Zurich AG	147,702	24,562,277
	Forbo Holding AG	8,699	11,681,584
	Fundamenta Real Estate AG	3,191	57,025
Ω	Galenica AG	176,942	14,008,572
#*	GAM Holding AG	1,195,762	1,334,995
	Georg Fischer AG	635,020	38,811,735
#	Gurit Holding AG, Class BR	29,363	3,577,343
	Helvetia Holding AG	268,301	30,674,488
	Hiag Immobilien Holding AG	22,832	2,053,942
#*	HOCHDORF Holding AG	6,697	255,766
	Huber & Suhner AG	108,834	9,799,726
#	Hypothekarbank Lenzburg AG	6	26,356
#*	Implenia AG	106,354	2,812,760
#*	Ina Invest Holding AG	29,215	592,259
	Inficon Holding AG	14,997	12,515,910
	Interroll Holding AG	5,122	13,517,169
	Intershop Holding AG	10,830	7,281,812
	Investis Holding SA	5,718	625,470
*	Jungfraubahn Holding AG	18,165	2,416,088
	Kardex Holding AG	49,907	10,007,905
	Komax Holding AG	22,675	6,151,171
#	Kudelski SA	217,692	666,294
#	Landis+Gyr Group AG	93,390	6,164,156
	LEM Holding SA	3,961	7,869,685
	Liechtensteinische Landesbank AG	64,467	3,557,415
	Luzerner Kantonalbank AG	20,239	8,724,296
Ω	Medacta Group SA	6,768	670,035
Ω	Medmix AG	143,103	3,242,844
#	Meier Tobler Group AG	45,826	1,274,615
	Metall Zug AG, Class B	1,139	2,305,301
#	Mikron Holding AG	8,692	84,036
	Mobilezone Holding AG	305,439	5,451,426
	Mobimo Holding AG	63,289	16,295,753
	Novavest Real Estate AG	1,614	74,464
	OC Oerlikon Corp. AG	1,705,009	13,195,204
#*	Orascom Development Holding AG	93,520	797,015
#	Orell Fuessli AG	5,028	436,993
#	Orior AG	38,352	3,281,899
	Phoenix Mecano AG	4,517	1,624,045
	Plazza AG, Class A	6,993	2,467,914
	PSP Swiss Property AG	341,777	40,873,846
	Rieter Holding AG	23,266	2,640,295
	Romande Energie Holding SA	2,670	3,192,433
	Schaffner Holding AG	3,306	1,039,329
	Schweiter Technologies AG	7,284	8,263,422
#	Schweizerische Nationalbank	23	149,656

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*Ω	Sensirion Holding AG	29,710	$3,447,997
	SFS Group AG	127,036	13,963,982
	Siegfried Holding AG	32,909	24,354,392
	SIG Group AG	80,424	2,098,126
	Softwareone Holding AG	210,117	2,859,844
	St Galler Kantonalbank AG	17,568	8,368,723
#	Stadler Rail AG	7,173	232,308
	Sulzer AG	142,102	9,525,705
	Swiss Prime Site AG	146,057	13,300,474
*	Swiss Steel Holding AG	3,362,368	947,408
	Swissquote Group Holding SA	84,802	10,309,732
	Temenos AG	34,498	2,738,193
	Thurgauer Kantonalbank	3,152	394,154
#	Tornos Holding AG	26,632	153,959
	TX Group AG	20,220	2,648,357
	u-blox Holding AG	55,196	6,461,277
	Valiant Holding AG	111,863	10,077,168
	Valora Holding AG	30,106	8,229,254
Ω	VAT Group AG	110,029	32,037,294
	Vaudoise Assurances Holding SA	6,800	2,912,669
	Vetropack Holding AG	67,815	2,694,630
*	Vifor Pharma AG	16,966	2,970,695
#*	Von Roll Holding AG	378,198	301,450
	Vontobel Holding AG	228,018	14,998,214
	VP Bank AG, Class A	24,056	2,094,604
	VZ Holding AG	91,061	7,448,391
*	V-ZUG Holding AG	10,820	885,513
	Walliser Kantonalbank	19,264	2,317,065
	Warteck Invest AG	56	134,182
	Ypsomed Holding AG	4,767	676,589
	Zehnder Group AG	87,466	5,647,541
	Zug Estates Holding AG, Class B	1,186	2,606,821
	Zuger Kantonalbank AG	702	5,243,100
TOTAL SWITZERLAND			846,261,431
UNITED STATES — (0.1%)
#	ADTRAN Holdings, Inc.	325,095	7,608,841
#	Arko Corp.	10,545	96,275
TOTAL UNITED STATES			7,705,116
TOTAL COMMON STOCKS			4,861,954,090
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
#	Draegerwerk AG & Co. KGaA	65,509	3,437,238
	Fuchs Petrolub SE	407,429	12,207,808
	Jungheinrich AG	356,291	9,698,058
	Sixt SE	120,365	8,491,576
	STO SE & Co. KGaA	16,969	2,632,970
	Villeroy & Boch AGSeries A	41,086	789,165
TOTAL GERMANY			37,256,815
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	497,492	0

The Continental Small Company Series
CONTINUED
	Shares	Value»

ITALY — (0.0%)
#* Webuild SpA	116,039	$0
TOTAL RIGHTS/WARRANTS		0
TOTAL INVESTMENT SECURITIES (Cost $4,464,624,037)		4,899,210,905

			Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@§	The DFA Short Term Investment Fund	24,073,307	278,455,948
TOTAL INVESTMENTS — (100.0%)
(Cost $4,743,080,657)^^			$5,177,666,853
Summary of the Series' investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$158,894,497	—	$158,894,497
Belgium	$6,370,919	225,342,094	—	231,713,013
Denmark	6,823,675	314,177,508	—	321,001,183
Finland	2,267,014	278,522,506	—	280,789,520
France	—	533,243,337	$36,125	533,279,462
Germany	—	693,588,894	—	693,588,894
Ireland	—	61,190,845	—	61,190,845
Israel	824,451	199,952,369	—	200,776,820
Italy	18,304	409,968,314	—	409,986,618
Netherlands	—	299,128,937	—	299,128,937
Norway	—	129,424,219	—	129,424,219
Portugal	—	46,256,731	—	46,256,731
Spain	—	272,596,865	—	272,596,865
Sweden	—	369,359,939	—	369,359,939
Switzerland	—	846,261,431	—	846,261,431
United States	7,705,116	—	—	7,705,116
Preferred Stocks
Germany	—	37,256,815	—	37,256,815
Securities Lending Collateral	—	278,455,948	—	278,455,948
TOTAL	$24,009,479	$5,153,621,249	$36,125^	$5,177,666,853

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Canadian Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value»
COMMON STOCKS — (85.6%)
COMMUNICATION SERVICES — (1.0%)
#*	AcuityAds Holdings, Inc.	9,419	$23,243
#*	Aimia, Inc.	732,996	2,650,245
*	Cineplex, Inc.	28,690	251,378
#	Cogeco Communications, Inc.	80,182	5,190,181
	Cogeco, Inc.	33,834	1,803,001
#	Corus Entertainment, Inc., Class B	1,066,921	3,132,734
*	Enthusiast Gaming Holdings, Inc.	18,353	30,098
*	Enthusiast Gaming Holdings, Inc., Class I	9,000	14,580
*	TeraGo, Inc.	2,400	7,909
#*	WildBrain Ltd.	612,863	1,119,909
#	Yellow Pages Ltd.	105,820	1,041,218
TOTAL COMMUNICATION SERVICES			15,264,496
CONSUMER DISCRETIONARY — (4.8%)
*	Aritzia, Inc.	461,040	14,545,325
*	AutoCanada, Inc.	126,941	2,569,451
#	BMTC Group, Inc.	20,581	229,026
#*	Bragg Gaming Group, Inc.	4,700	26,793
#*	Canada Goose Holdings, Inc.	261,127	5,113,394
#	Dorel Industries, Inc., Class B	149,777	822,250
#	Exco Technologies Ltd.	164,124	1,120,178
	Gamehost, Inc.	89,999	588,256
	Leon's Furniture Ltd.	167,479	2,184,139
#	Linamar Corp.	255,634	11,654,299
#	Martinrea International, Inc.	483,433	3,526,035
#	MTY Food Group, Inc.	103,016	4,645,775
	Park Lawn Corp.	178,143	4,792,493
#	Pizza Pizza Royalty Corp.	162,278	1,709,523
#	Pollard Banknote Ltd.	49,129	847,879
#*	Recipe Unlimited Corp.	88,994	926,391
*	Reitmans Canada Ltd., Class A	92,755	77,504
#Ω	Sleep Country Canada Holdings, Inc.	197,990	4,428,124
*Ω	Spin Master Corp.	153,722	5,729,687
*	Uni-Select, Inc.	242,884	7,015,954
TOTAL CONSUMER DISCRETIONARY			72,552,476
CONSUMER STAPLES — (4.4%)
#	Andrew Peller Ltd., Class A	168,200	761,829
*	CareRx Corp.	2,700	7,886
	Corby Spirit & Wine Ltd.	85,367	1,166,626
	High Liner Foods, Inc.	106,744	996,127
Ω	Jamieson Wellness, Inc.	254,326	7,388,175
#	KP Tissue, Inc.	47,200	384,072
	Lassonde Industries, Inc., Class A	18,000	1,700,832
#	Maple Leaf Foods, Inc.	445,946	9,461,835
#	North West Co., Inc.	291,156	7,839,646
#	Premium Brands Holdings Corp.	218,964	17,593,382
	Primo Water Corp.	884,847	11,679,642
#	Rogers Sugar, Inc.	693,819	3,505,532
#*	SunOpta, Inc.	403,480	3,562,698
TOTAL CONSUMER STAPLES			66,048,282

The Canadian Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (23.2%)
*	Advantage Energy Ltd.	1,194,867	$10,273,309
	Africa Oil Corp.	1,333,299	2,467,626
*	AKITA Drilling Ltd., Class A	400	612
*	Athabasca Oil Corp.	2,177,410	4,114,898
#*	Baytex Energy Corp.	1,684,706	9,051,406
#	Birchcliff Energy Ltd.	1,610,417	12,374,763
*	Calfrac Well Services Ltd.	3,700	13,580
#	Canacol Energy Ltd.	957,048	1,838,538
#	Cardinal Energy Ltd.	618,524	4,492,031
	CES Energy Solutions Corp.	1,361,989	2,829,168
	Computer Modelling Group Ltd.	452,045	1,757,982
#	Crescent Point Energy Corp.	3,289,792	26,027,675
*	Crew Energy, Inc.	384,876	1,683,109
#*	Denison Mines Corp.	3,853,823	4,604,544
#	Enerflex Ltd.	491,865	2,266,217
#*	Energy Fuels, Inc.	249,392	1,672,934
#	Enerplus Corp.	1,323,108	18,464,038
*	Ensign Energy Services, Inc.	741,132	1,996,724
#*	Fission Uranium Corp.	1,962,000	1,149,116
#	Freehold Royalties Ltd.	652,441	7,397,949
#*	Frontera Energy Corp.	280,837	2,752,336
	Gear Energy Ltd.	201,778	214,297
	Gibson Energy, Inc.	899,205	18,481,961
*	Gran Tierra Energy, Inc.	1,926,195	2,557,129
*	Greenlane Renewables, Inc.	17,100	9,615
#*	Headwater Exploration, Inc.	643,203	3,119,199
*	InPlay Oil Corp.	29,169	76,308
*	Journey Energy, Inc.	14,800	65,416
#*	Kelt Exploration Ltd.	907,569	4,876,088
#	Keyera Corp.	223,069	5,781,625
*	Kolibri Global Energy, Inc.	5,600	8,265
*††	Lightstream Resources Ltd.	687,816	0
#*	MEG Energy Corp.	2,167,763	29,844,724
#	North American Construction Group Ltd.	152,233	1,699,248
*	NuVista Energy Ltd.	1,111,528	9,886,614
#*	Obsidian Energy Ltd.	38,775	329,975
#	Paramount Resources Ltd., Class A	402,921	10,008,921
#	Parex Resources, Inc.	774,607	14,420,859
#	Parkland Corp.	806,597	22,631,705
	Pason Systems, Inc.	425,625	5,111,954
*	Petrus Resources Ltd.	4,900	8,150
#	Peyto Exploration & Development Corp.	965,837	10,860,999
	PHX Energy Services Corp.	102,328	469,867
*	Pieridae Energy Ltd.	9,100	8,386
	Pine Cliff Energy Ltd.	87,000	125,009
*	Pipestone Energy Corp.	44,668	149,643
#	PrairieSky Royalty Ltd.	1,124,067	16,493,865
*	Precision Drilling Corp.	79,933	5,448,247
#*	Questerre Energy Corp., Class A	797,460	127,663
#	Secure Energy Services, Inc.	1,714,057	8,593,374
*	ShawCor Ltd.	386,078	1,754,695
*Ω	STEP Energy Services Ltd.	11,212	42,990
#	Surge Energy, Inc.	13,859	109,956
	Tamarack Valley Energy Ltd.	1,420,727	4,937,125
	TerraVest Industries, Inc.	5,000	92,734
	Tidewater Midstream & Infrastructure Ltd.	1,358,267	1,315,256
	Total Energy Services, Inc.	238,344	1,435,035
#*	Touchstone Exploration, Inc.	28,397	20,623
#	TransGlobe Energy Corp.	61,456	237,170

The Canadian Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
*	Trican Well Service Ltd.	1,267,327	$3,750,865
#	Vermilion Energy, Inc.	949,975	24,563,543
#	Whitecap Resources, Inc.	3,123,955	23,883,114
#*	Yangarra Resources Ltd.	323,471	750,231
TOTAL ENERGY			351,530,998
FINANCIALS — (8.2%)
	AGF Management Ltd., Class B	340,628	1,662,508
#	Alaris Equity Partners Income	153,883	2,149,832
	Canaccord Genuity Group, Inc.	480,207	3,731,256
#	Canadian Western Bank	498,863	10,078,158
#	Chesswood Group Ltd.	56,542	512,192
	CI Financial Corp.	1,010,158	11,643,381
	Clairvest Group, Inc.	1,900	100,367
	ECN Capital Corp.	2,458,149	11,479,232
	E-L Financial Corp. Ltd.	7,278	4,575,214
#	Element Fleet Management Corp.	2,180,348	25,029,179
#	EQB, Inc.	126,784	5,503,825
#	Fiera Capital Corp.	356,949	2,539,382
	Firm Capital Mortgage Investment Corp.	186,421	1,787,708
#	First National Financial Corp.	82,019	2,400,587
	goeasy Ltd.	61,859	5,408,406
#*	GoldMoney, Inc.	125,000	153,254
	Guardian Capital Group Ltd., Class A	93,214	2,145,913
#	Home Capital Group, Inc.	284,804	5,813,734
	Kingsway Financial Services, Inc.	13,070	79,467
#	Laurentian Bank of Canada	370,975	12,106,552
	Onex Corp.	36,815	1,967,607
*	RF Capital Group, Inc.	17,024	180,136
#	Sprott, Inc.	133,740	5,061,011
#	Timbercreek Financial Corp.	518,190	3,387,021
*	Trisura Group Ltd.	197,510	5,510,939
	VersaBank	3,400	25,011
TOTAL FINANCIALS			125,031,872
HEALTH CARE — (1.3%)
#	Andlauer Healthcare Group, Inc.	52,224	2,008,945
#*	Aptose Biosciences, Inc.	75,121	56,014
#*	Aurora Cannabis, Inc.	763,275	1,076,870
#*	Bausch Health Cos., Inc.	96,300	444,906
#*	Canopy Growth Corp.	313,200	827,451
#*	Charlottes Web Holdings, Inc.	49,894	35,846
#*	Cronos Group, Inc.	306,875	966,656
*	dentalcorp Holdings, Ltd.	10,873	92,635
*	Dialogue Health Technologies, Inc.	100	222
#	Extendicare, Inc.	474,539	2,794,131
#*	HEXO Corp.	77,100	14,387
#	HLS Therapeutics, Inc.	20,104	202,524
*	Knight Therapeutics, Inc.	771,843	3,489,884
	Medical Facilities Corp.	164,317	1,263,928
*	Oncolytics Biotech, Inc.	33,485	37,503
#*	Organigram Holdings, Inc.	1,127,585	1,211,298
#	Sienna Senior Living, Inc.	387,986	4,114,521
*	Viemed Healthcare, Inc.	81,551	639,907
††	Zenith Capital Corp.	111,820	10,103
TOTAL HEALTH CARE			19,287,731

The Canadian Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (9.8%)
	Aecon Group, Inc.	337,674	$2,927,009
#	AG Growth International, Inc.	124,923	3,310,013
	Algoma Central Corp.	48,800	602,116
*	ATS Automation Tooling Systems, Inc.	416,536	13,190,063
#	Badger Infrastructure Solutions Ltd.	178,983	4,295,145
#*	Ballard Power Systems, Inc.	555,510	4,460,745
	Bird Construction, Inc.	278,076	1,580,878
	Black Diamond Group Ltd.	237,417	697,113
#*	Bombardier, Inc., Class A	13,991	245,065
*	Bombardier, Inc., Class B	424,348	7,094,833
#	Boyd Group Services, Inc.	78,603	9,882,537
#	Calian Group Ltd.	55,592	2,995,469
	Dexterra Group, Inc.	168,743	828,857
#*	DIRTT Environmental Solutions	296,070	298,255
#	Doman Building Materials Group Ltd.	344,034	1,808,089
	Exchange Income Corp.	96,053	3,516,430
	Finning International, Inc.	809,489	17,699,966
*	GDI Integrated Facility Services, Inc.	53,836	2,102,486
#	Hardwoods Distribution, Inc.	31,230	814,558
*	Heroux-Devtek, Inc.	243,053	2,706,599
*	IBI Group, Inc.	125,994	1,895,986
	K-Bro Linen, Inc.	62,086	1,582,028
#	LifeWorks, Inc.	389,068	9,594,914
	Magellan Aerospace Corp.	114,378	649,352
*	MDA Ltd.	21,971	144,638
#	Mullen Group Ltd.	475,225	5,418,207
#	NFI Group, Inc.	340,794	3,669,946
*	Patriot One Technologies, Inc.	120,000	43,575
	Richelieu Hardware Ltd.	316,493	9,577,216
#	Russel Metals, Inc.	345,023	7,414,809
#	Savaria Corp.	227,145	2,410,605
#	SNC-Lavalin Group, Inc.	864,250	16,157,233
	Stantec, Inc.	19,723	973,655
	Wajax Corp.	104,085	1,697,157
#*	Westport Fuel Systems, Inc.	73,881	89,547
#	Westshore Terminals Investment Corp.	262,257	6,948,874
TOTAL INDUSTRIALS			149,323,968
INFORMATION TECHNOLOGY — (2.4%)
#*	BlackBerry Ltd.	238,608	1,462,667
*	Celestica, Inc.	620,813	6,540,176
*	Converge Technology Solutions Corp.	48,800	226,365
	Dye & Durham Ltd.	8,740	128,723
#	Enghouse Systems Ltd.	248,381	6,362,030
	Evertz Technologies Ltd.	148,543	1,687,791
#*	Kinaxis, Inc.	78,307	9,361,006
#*	Lightspeed Commerce, Inc.	113,768	2,440,324
#	Quarterhill, Inc.	624,896	1,039,419
*	Sangoma Technologies Corp.	3,200	24,964
#*	Sierra Wireless, Inc.	231,848	5,775,605
	Softchoice Corp.	13,390	250,536
	TECSYS, Inc.	14,563	445,004
	Vecima Networks, Inc.	6,059	75,185
TOTAL INFORMATION TECHNOLOGY			35,819,795
MATERIALS — (20.0%)
#*	5N Plus, Inc.	420,567	587,884
#	Acadian Timber Corp.	65,067	863,800

The Canadian Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#	AirBoss of America Corp.	94,697	$1,193,557
#	Alamos Gold, Inc.,Class A	2,215,177	17,505,913
	Altius Minerals Corp.	227,438	3,248,480
#*	Americas Gold & Silver Corp.	86,596	50,042
	Amerigo Resources Ltd.	227,887	231,348
*	Argonaut Gold, Inc.	1,730,006	641,719
*	Ascot Resources Ltd.	71,438	21,199
*	Aya Gold & Silver, Inc.	16,800	96,821
	B2Gold Corp.	4,116,097	14,441,477
*	Calibre Mining Corp.	231,489	191,620
#*	Canfor Corp.	340,478	7,245,344
#*	Canfor Pulp Products, Inc.	144,351	631,264
#*	Capstone Mining Corp.	2,311,783	5,217,331
#	Cascades, Inc.	468,209	3,583,186
#	Centerra Gold, Inc.	1,153,585	7,179,786
	China Gold International Resources Corp. Ltd.	1,379,942	3,814,763
*	Copper Mountain Mining Corp.	984,419	1,245,370
	Dundee Precious Metals, Inc.	1,031,781	4,987,485
*	Eldorado Gold Corp.	968,248	5,954,658
#*	Endeavour Silver Corp.	506,479	1,848,872
#*	Equinox Gold Corp.	1,286,872	5,743,616
#*	ERO Copper Corp.	302,222	2,990,241
#	First Majestic Silver Corp.	1,202,622	9,212,596
#*	First Mining Gold Corp.	749,400	146,304
#*	Fortuna Silver Mines, Inc.	1,503,545	4,299,943
*	Freegold Ventures Ltd.	9,000	3,514
#*	Galiano Gold, Inc.	696,057	293,523
*	GoGold Resources, Inc.	180,275	301,268
*	Gold Standard Ventures Corp.	10,700	3,760
*††	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	1,208,976	4,654,461
*	i-80 Gold Corp.	117,649	223,253
#*	IAMGOLD Corp.	2,665,915	4,399,611
#*	Imperial Metals Corp.	381,250	824,695
#*	Interfor Corp.	350,741	8,660,677
*	Karora Resources, Inc.	555,631	1,453,566
	Kinross Gold Corp.	423,600	1,452,192
#	Labrador Iron Ore Royalty Corp.	315,769	6,978,457
#*	Largo, Inc.	70,585	537,354
#*	Lucara Diamond Corp.	1,635,773	830,309
#*	Lundin Gold, Inc.	200,797	1,340,685
#*	MAG Silver Corp.	284,351	3,958,534
*	Major Drilling Group International, Inc.	668,976	5,009,941
*	Mandalay Resources Corp.	464	1,003
*	Marathon Gold Corp.	147,500	199,270
	Maverix Metals, Inc.	82,067	348,753
	Methanex Corp.	340,999	12,685,755
	Neo Performance Materials, Inc.	16,755	190,375
#*	New Gold, Inc.	3,469,405	2,844,774
*	New Pacific Metals Corp.	1,200	3,732
	Newcrest Mining Ltd.	242,141	3,255,188
#*	Northern Dynasty Minerals Ltd.	76,877	24,014
*	OceanaGold Corp.	3,780,713	6,879,123
*††	Orbite Technologies, Inc.	73,500	0
*	Orla Mining Ltd.	44,308	133,559
	Osisko Gold Royalties Ltd.	837,133	8,762,221
#*	Osisko Mining, Inc.	1,251,029	2,774,528
#	Pan American Silver Corp.	657,651	13,370,669
#*	PolyMet Mining Corp.	64,208	191,037

The Canadian Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
*	Sabina Gold & Silver Corp.	1,438,714	$1,336,980
#	Sandstorm Gold Ltd.	1,145,735	6,817,637
#*	Seabridge Gold, Inc.	333,519	4,575,963
	Sierra Metals, Inc.	6,100	3,621
#*	SilverCrest Metals, Inc.	167,445	1,140,741
#	SSR Mining, Inc.	1,094,622	18,038,756
#	Stelco Holdings, Inc.	240,471	6,786,632
	Stella-Jones, Inc.	312,231	9,267,815
#*	Taseko Mines Ltd.	1,676,885	1,846,400
*	Torex Gold Resources, Inc.	465,118	3,541,369
#	Transcontinental, Inc., Class A	395,353	5,013,887
#*	Treasury Metals, Inc.	25,002	8,005
*	Trevali Mining Corp.	255,929	87,938
*	Turquoise Hill Resources Ltd.	539,779	14,113,716
*	Victoria Gold Corp.	23,206	184,662
#*	Wallbridge Mining Co. Ltd.	350,615	53,391
#*	Wesdome Gold Mines Ltd.	740,091	5,952,862
*	Western Copper & Gold Corp.	27,900	39,653
	Western Forest Products, Inc.	1,757,626	2,045,108
#	Winpak Ltd.	159,525	5,779,052
#	Yamana Gold, Inc.	4,464,192	21,335,724
TOTAL MATERIALS			303,734,332
REAL ESTATE — (2.5%)
#	Altus Group Ltd.	244,093	10,020,670
#	Bridgemarq Real Estate Services	53,069	552,427
	DREAM Unlimited Corp., Class A	232,598	5,994,092
	Information Services Corp.	32,105	501,676
#*	Invesque, Inc.	191,266	239,083
*	Mainstreet Equity Corp.	31,349	3,146,528
	Melcor Developments Ltd.	55,340	608,046
	Morguard Corp.	22,684	1,958,489
#*	Real Matters, Inc.	350,220	1,608,132
#	Tricon Residential, Inc.	1,292,253	14,048,075
TOTAL REAL ESTATE			38,677,218
UTILITIES — (8.0%)
*	Altius Renewable Royalties Corp.	4,704	33,024
	Atco Ltd., Class I	394,442	14,578,845
#	Boralex, Inc., Class A	476,061	17,272,105
#	Brookfield Infrastructure Corp., Class A	272,274	12,466,092
#	Capital Power Corp.	724,520	27,915,987
#	Innergex Renewable Energy, Inc.	742,751	11,159,680
*	Maxim Power Corp.	61,434	159,276
	Polaris Renewable Energy, Inc.	107,795	1,872,976
#	Superior Plus Corp.	870,702	7,866,949
	TransAlta Corp.	8,389	95,802
	TransAlta Corp.	1,758,255	20,128,865
#	TransAlta Renewables, Inc.	588,980	8,223,781
TOTAL UTILITIES			121,773,382
TOTAL COMMON STOCKS Cost ($1,102,234,340)			1,299,044,550

The Canadian Small Company Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (14.4%)
@§	The DFA Short Term Investment Fund	18,847,788	$218,012,353
TOTAL INVESTMENTS — (100.0%)
(Cost $1,320,247,053)^^			$1,517,056,903
Summary of the Series' investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$15,264,496	—	—	$15,264,496
Consumer Discretionary	72,552,476	—	—	72,552,476
Consumer Staples	66,048,282	—	—	66,048,282
Energy	351,530,998	—	—	351,530,998
Financials	125,031,872	—	—	125,031,872
Health Care	19,277,628	—	$10,103	19,287,731
Industrials	149,323,968	—	—	149,323,968
Information Technology	35,819,795	—	—	35,819,795
Materials	303,734,332	—	—	303,734,332
Real Estate	38,677,218	—	—	38,677,218
Utilities	121,773,382	—	—	121,773,382
Securities Lending Collateral	—	$218,012,353	—	218,012,353
TOTAL	$1,299,034,447	$218,012,353	$10,103^	$1,517,056,903

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.5%)
BRAZIL — (3.8%)
	Ambev SA, ADR	1,642,569	$4,632,045
	Atacadao SA	384,789	1,385,481
	B3 SA - Brasil Bolsa Balcao	2,518,071	5,397,153
	Banco Bradesco SA	755,221	2,112,067
	Banco BTG Pactual SA	541,804	2,359,221
	Banco do Brasil SA	396,250	2,754,704
	Banco Santander Brasil SA	214,624	1,173,482
	BB Seguridade Participacoes SA	353,143	1,978,627
	Braskem SA, Sponsored ADR	57,171	814,115
*	BRF SA	873,661	2,694,890
	CCR SA	1,291,886	3,243,385
	Centrais Eletricas Brasileiras SA	244,933	2,168,567
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,486,588
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	351,070
	Cia Energetica de Minas Gerais	215,832	709,554
	Cia Paranaense de Energia	55,700	69,651
	Cia Paranaense de Energia, Sponsored ADR	17,400	114,492
	Cia Paranaense de Energia	39,800	265,149
#	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	1,575,212
	Cia Siderurgica Nacional SA	517,465	1,471,156
	Cosan SA	440,000	1,587,677
	CPFL Energia SA	146,500	929,835
	Energisa SA	228,135	1,941,800
*	Eneva SA	273,981	805,406
	Engie Brasil Energia SA	116,476	997,703
	Equatorial Energia SA	966,386	4,633,856
	Gerdau SA, Sponsored ADR	750,154	3,540,727
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	53,656	46,873
Ω	Hapvida Participacoes e Investimentos SA	1,562,209	1,859,881
	Hypera SA	368,936	3,036,854
	Inter & Co., Inc., BDR	33,874	102,327
	Itau Unibanco Holding SA	217,203	851,332
	JBS SA	874,000	5,395,249
	Klabin SA	1,043,990	4,021,322
	Localiza Rent a Car SA	229,414	2,554,365
	Lojas Renner SA	659,267	3,222,370
*	Magazine Luiza SA	1,102,502	549,749
	Natura & Co. Holding SA	680,001	2,047,586
	Neoenergia SA	95,100	272,208
*	Petro Rio SA	551,205	2,580,195
	Petroleo Brasileiro SA, Sponsored ADR	511,889	6,721,102
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,254,169
	Petroleo Brasileiro SA	2,733,556	19,526,532
	Porto Seguro SA	149,774	533,201
	Raia Drogasil SA	443,885	1,799,870
Ω	Rede D'Or Sao Luiz SA	23,500	147,111
	Rumo SA	1,052,024	3,566,321
	Sendas Distribuidora SA	848,688	2,599,815
	Suzano SA	450,507	4,204,593
#	Suzano SA, Sponsored ADR	10,979	102,653
	Telefonica Brasil SA	248,062	2,138,259
	TIM SA	1,144,280	2,784,346
	TOTVS SA	323,491	1,648,684
	Ultrapar Participacoes SA	204,563	501,711
	Vale SA, Sponsored ADR	332,416	4,474,326

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Vale SA	2,602,113	$35,078,052
	Vibra Energia SA	871,221	2,803,546
	WEG SA	591,966	3,208,041
TOTAL BRAZIL			173,826,256
CHILE — (0.5%)
	Banco de Chile, ADR	111,649	2,114,638
	Banco de Credito e Inversiones SA	44,964	1,356,654
	Banco Santander Chile, ADR	78,503	1,227,787
	CAP SA	95,505	874,012
	Cencosud SA	2,002,798	2,736,039
	Cencosud Shopping SA	323,343	349,846
	Cia Cervecerias Unidas SA	25,688	148,238
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	260,042
	Cia Sud Americana de Vapores SA	15,213,678	1,646,137
	Embotelladora Andina SA, ADR, Class B	20,985	240,068
	Empresa Nacional de Telecomunicaciones SA	125,159	413,896
	Empresas CMPC SA	922,978	1,568,172
	Empresas COPEC SA	227,255	1,861,216
	Falabella SA	319,590	712,880
	Itau CorpBanca Chile SA	31,276,064	67,578
	Plaza SA	176,521	150,643
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	8,786,408
TOTAL CHILE			24,514,254
CHINA — (28.3%)
	360 Security Technology, Inc., Class A	409,600	449,585
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	189,863	551,928
	ADAMA Ltd., Class A	43,600	70,180
	Addsino Co. Ltd., Class A	72,300	122,679
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	276,037
	AECC Aviation Power Co. Ltd., Class A	79,700	589,547
	Agile Group Holdings Ltd.	2,346,000	768,733
	Agricultural Bank of China Ltd., Class H	14,534,000	4,793,633
	Aier Eye Hospital Group Co. Ltd., Class A	293,917	1,328,392
*	Air China Ltd., Class H	1,158,000	908,897
*	Alibaba Group Holding Ltd., Sponsored ADR	854,378	76,355,762
*	Alibaba Group Holding Ltd.	714,100	8,028,961
*	Alibaba Health Information Technology Ltd.	2,422,000	1,454,406
	All Winner Technology Co. Ltd., Class A	18,600	69,380
#	Aluminum Corp. of China Ltd., ADR	6,024	55,963
	Aluminum Corp. of China Ltd., Class H	7,864,000	2,880,204
*	Amlogic Shanghai Co. Ltd., Class A	16,876	212,140
	Angel Yeast Co. Ltd., Class A	49,300	325,118
	Anhui Conch Cement Co. Ltd., Class H	1,881,000	7,442,513
	Anhui Guangxin Agrochemical Co. Ltd., Class A	61,420	240,998
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	371,601
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	68,664	305,610
	Anhui Jinhe Industrial Co. Ltd., Class A	50,800	306,134
	Anhui Kouzi Distillery Co. Ltd., Class A	71,000	528,362
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	307,946
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	96,800	325,406
	Anjoy Foods Group Co. Ltd., Class A	14,400	314,347
	Anker Innovations Technology Co. Ltd., Class A	19,400	212,130
	ANTA Sports Products Ltd.	612,400	6,743,047
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	390,713
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	47,574	246,164
	Asymchem Laboratories Tianjin Co. Ltd., Class A	10,780	264,040

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Avary Holding Shenzhen Co. Ltd., Class A	140,276	$641,262
	AVIC Electromechanical Systems Co. Ltd., Class A	155,700	273,512
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	158,765
	AVICOPTER PLC, Class A	22,704	147,604
	Bafang Electric Suzhou Co. Ltd., Class A	6,600	171,667
#*	Baidu, Inc., Sponsored ADR	25,812	3,525,145
*	Baidu, Inc., Class A	783,900	13,549,239
	Bank of Beijing Co. Ltd., Class A	697,408	431,999
	Bank of Changsha Co. Ltd., Class A	436,484	479,899
	Bank of Chengdu Co. Ltd., Class A	157,850	361,432
	Bank of China Ltd., Class H	43,912,181	15,614,520
	Bank of Communications Co. Ltd., Class H	6,088,515	3,623,964
	Bank of Guiyang Co. Ltd., Class A	471,595	392,280
	Bank of Hangzhou Co. Ltd., Class A	242,404	515,075
	Bank of Jiangsu Co. Ltd., Class A	742,270	794,386
	Bank of Nanjing Co. Ltd., Class A	454,780	698,387
	Bank of Ningbo Co. Ltd., Class A	317,342	1,472,475
	Bank of Shanghai Co. Ltd., Class A	458,383	405,876
	Bank of Suzhou Co. Ltd., Class A	312,960	298,069
	Baoshan Iron & Steel Co. Ltd., Class A	1,014,500	855,781
#*	BeiGene Ltd., ADR	741	124,547
*	BeiGene Ltd.	255,700	3,289,171
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	24,020	216,827
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	357,603
*	Beijing Compass Technology Development Co. Ltd., Class A	23,700	184,780
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	202,052	217,860
	Beijing Dahao Technology Corp. Ltd., Class A	26,100	83,240
	Beijing Easpring Material Technology Co. Ltd., Class A	24,700	352,378
	Beijing Enlight Media Co. Ltd., Class A	258,706	321,305
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	64,440	125,003
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	4,133	195,043
*	Beijing Jingyuntong Technology Co. Ltd., Class A	100,200	135,219
	Beijing Kingsoft Office Software, Inc., Class A	6,588	171,452
	Beijing New Building Materials PLC, Class A	118,403	506,244
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	795,098
	Beijing Originwater Technology Co. Ltd., Class A	293,800	242,850
	Beijing Roborock Technology Co. Ltd., Class A	5,493	265,944
	Beijing Shiji Information Technology Co. Ltd., Class A	93,560	197,796
	Beijing Shougang Co. Ltd., Class A	257,300	161,706
	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	168,887
	Beijing Sinnet Technology Co. Ltd., Class A	116,888	166,769
	Beijing Tiantan Biological Products Corp. Ltd., Class A	77,216	229,568
	Beijing Tongrentang Co. Ltd., Class A	36,400	254,701
	Beijing United Information Technology Co. Ltd., Class A	20,155	274,975
	Beijing Yanjing Brewery Co. Ltd., Class A	26,600	32,778
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	307,723
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	82,575	260,573
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	733,624
	Bethel Automotive Safety Systems Co. Ltd., Class A	19,400	306,442
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	179,980
	BGI Genomics Co. Ltd., Class A	34,100	314,045
*	Bilibili, Inc., Class Z	152,700	3,732,477
	Bloomage Biotechnology Corp. Ltd., Class A	6,559	155,348
	BOC International China Co. Ltd., Class A	89,700	168,172
	BOE Technology Group Co. Ltd., Class A	2,001,800	1,156,820
	Bosideng International Holdings Ltd.	3,214,000	1,875,847
	Boya Bio-pharmaceutical Group Co. Ltd., Class A	27,200	133,505
	Bright Dairy & Food Co. Ltd., Class A	24,800	44,557
	BTG Hotels Group Co. Ltd., Class A	75,200	233,552

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	BYD Co. Ltd., Class H	403,886	$14,776,562
#	BYD Electronic International Co. Ltd.	1,340,000	3,442,723
	By-health Co. Ltd., Class A	124,793	342,620
	Caitong Securities Co. Ltd., Class A	547,690	593,049
*	CECEP Solar Energy Co. Ltd., Class A	241,000	319,601
	CECEP Wind-Power Corp., Class A	381,200	308,841
	Centre Testing International Group Co. Ltd., Class A	27,300	83,387
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,129,628
	Changchun High & New Technology Industry Group, Inc., Class A	20,900	602,695
	Changjiang Securities Co. Ltd., Class A	435,670	351,967
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	9,700	253,521
	Chaozhou Three-Circle Group Co. Ltd., Class A	139,705	557,334
	Chengdu Wintrue Holding Co. Ltd., Class A	54,300	117,188
	Chengtun Mining Group Co. Ltd., Class A	308,000	360,774
	Chengxin Lithium Group Co. Ltd., Class A	36,329	306,526
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	107,700	292,153
	China Baoan Group Co. Ltd., Class A	146,334	309,785
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	965,499
	China CITIC Bank Corp. Ltd., Class H	9,190,928	3,841,625
	China Coal Energy Co. Ltd., Class H	3,825,777	2,976,175
††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	646,824
*	China Conch Environment Protection Holdings Ltd.	1,045,000	827,461
	China Conch Venture Holdings Ltd.	1,669,000	3,235,668
	China Construction Bank Corp., Class H	59,766,590	38,167,552
	China CSSC Holdings Ltd., Class A	45,800	158,853
*	China Eastern Airlines Corp. Ltd., ADR	11,068	200,508
*	China Eastern Airlines Corp. Ltd., Class H	1,516,000	552,372
*	China Energy Engineering Corp Ltd	2,502,823	851,973
	China Energy Engineering Corp. Ltd., Class H	1,632,000	216,392
	China Everbright Bank Co. Ltd., Class H	3,983,000	1,207,982
Ω	China Feihe Ltd.	5,367,000	4,712,625
	China Galaxy Securities Co. Ltd., Class H	5,155,500	2,549,538
	China Gas Holdings Ltd.	5,895,400	9,062,084
	China Great Wall Securities Co. Ltd., Class A	196,900	263,293
	China Greatwall Technology Group Co. Ltd., Class A	182,800	262,677
	China Hongqiao Group Ltd.	4,665,000	4,861,277
Ω	China International Capital Corp. Ltd., Class H	1,813,600	3,334,713
	China International Marine Containers Group Co. Ltd., Class H	1,018,230	985,421
	China Jushi Co. Ltd., Class A	317,369	704,748
#	China Life Insurance Co. Ltd., ADR	347,413	2,595,175
	China Life Insurance Co. Ltd., Class H	1,945,000	2,896,921
*Ω	China Literature Ltd.	329,600	1,298,980
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	2,255,610
	China Meheco Co. Ltd., Class A	69,411	149,720
	China Mengniu Dairy Co. Ltd.	1,853,000	8,609,025
	China Merchants Bank Co. Ltd., Class H	2,789,554	15,072,791
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	624,279
	China Merchants Port Holdings Co. Ltd.	394,271	635,899
	China Merchants Property Operation & Service Co. Ltd., Class A	64,100	155,838
Ω	China Merchants Securities Co. Ltd., Class H	520,660	482,433
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	663,087
*	China Minmetals Rare Earth Co. Ltd., Class A	20,691	87,509
#	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,571,564
	China Molybdenum Co. Ltd., Class H	5,202,966	2,554,332
	China National Building Material Co. Ltd., Class H	10,352,000	10,390,551
	China National Nuclear Power Co. Ltd., Class A	1,023,390	938,424
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	139,600	651,593
	China Oilfield Services Ltd., Class H	2,312,000	2,129,759
	China Overseas Land & Investment Ltd.	5,474,500	15,128,337

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co. Ltd., Class H	2,832,600	$6,050,502
	China Petroleum & Chemical Corp., ADR	52,089	2,444,523
	China Petroleum & Chemical Corp., Class H	12,896,800	6,080,276
	China Power International Development Ltd.	740,000	419,194
	China Railway Group Ltd., Class H	4,311,000	2,566,315
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,920,000	613,805
	China Resources Beer Holdings Co. Ltd.	859,611	5,929,348
	China Resources Cement Holdings Ltd.	4,938,000	3,037,360
	China Resources Gas Group Ltd.	1,798,000	7,545,183
	China Resources Land Ltd.	4,798,666	20,040,568
	China Resources Microelectronics Ltd., Class A	28,998	218,493
	China Resources Power Holdings Co. Ltd.	1,598,517	3,009,595
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	68,058	366,372
	China Shenhua Energy Co. Ltd., Class H	2,649,500	7,488,386
	China South Publishing & Media Group Co. Ltd., Class A	35,800	47,390
*	China Southern Airlines Co. Ltd., Sponsored ADR	6,512	179,210
*	China Southern Airlines Co. Ltd., Class H	1,716,000	929,338
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd.,Class A	171,400	176,662
	China State Construction Engineering Corp. Ltd., Class A	1,922,400	1,438,296
	China Suntien Green Energy Corp. Ltd., Class H	673,000	330,106
	China Taiping Insurance Holdings Co. Ltd.	1,285,906	1,355,957
	China Tourism Group Duty Free Corp. Ltd., Class A	91,500	2,858,003
Ω	China Tower Corp. Ltd., Class H	65,984,000	8,489,013
*	China Tungsten & Hightech Materials Co. Ltd., Class A	62,600	164,783
	China Vanke Co. Ltd., Class H	2,747,520	5,225,993
	China Yangtze Power Co. Ltd., Class A	748,847	2,657,117
	China Zhenhua Group Science & Technology Co. Ltd., Class A	21,800	383,613
*	China Zheshang Bank Co. Ltd., Class H	82,000	38,299
	Chongqing Brewery Co. Ltd., Class A	21,500	392,381
	Chongqing Changan Automobile Co. Ltd., Class A	260,130	710,732
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	47,200	209,065
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	916,589
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	1,231,120
	CITIC Ltd.	4,725,000	5,110,480
	CITIC Securities Co. Ltd., Class H	2,373,300	4,879,943
	CNHTC Jinan Truck Co. Ltd., Class A	22,900	44,508
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	308,587
	CNOOC Energy Technology & Services Ltd., Class A	597,700	226,705
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	102,400	309,065
	COFCO Biotechnology Co. Ltd., Class A	114,467	147,764
*	Contemporary Amperex Technology Co. Ltd., Class A	70,420	5,350,663
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	936,000	643,577
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,131,799	6,198,863
#	Country Garden Holdings Co. Ltd.	14,264,067	5,516,190
	Country Garden Services Holdings Co. Ltd.	2,694,492	6,008,837
Ω	CSC Financial Co. Ltd., Class H	1,027,500	960,060
	CSPC Pharmaceutical Group Ltd.	12,921,200	14,148,124
	Daan Gene Co. Ltd., Class A	171,580	478,647
Ω	Dali Foods Group Co. Ltd.	4,344,000	2,068,329
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	75,700	90,151
	Daqin Railway Co. Ltd., Class A	883,060	793,410
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	126,810	606,897
	Datang International Power Generation Co. Ltd., Class H	1,784,000	330,099
	DHC Software Co. Ltd., Class A	290,300	266,884
	Dian Diagnostics Group Co. Ltd., Class A	58,501	266,672
	Do-Fluoride Chemicals Co. Ltd., Class A	45,609	330,094
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	226,632
	Dongfang Electric Corp. Ltd., Class H	305,200	385,837

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongfeng Motor Group Co. Ltd., Class H	1,426,000	$985,358
	Dongxing Securities Co. Ltd., Class A	323,718	394,931
	East Group Co. Ltd., Class A	103,600	134,718
	East Money Information Co. Ltd., Class A	396,828	1,314,363
	Ecovacs Robotics Co. Ltd., Class A	24,200	333,166
	Electric Connector Technology Co. Ltd., Class A	23,700	168,412
	ENN Energy Holdings Ltd.	398,100	6,494,042
	ENN Natural Gas Co. Ltd., Class A	245,000	628,035
	Eternal Asia Supply Chain Management Ltd., Class A	113,500	109,461
	Eve Energy Co. Ltd., Class A	38,105	535,369
#Ω	Everbright Securities Co. Ltd., Class H	442,400	281,556
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	393,342
	Fangda Special Steel Technology Co. Ltd., Class A	289,000	288,007
	FAW Jiefang Group Co. Ltd., Class A	112,300	145,239
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	49,300	105,819
	Financial Street Holdings Co. Ltd., Class A	180,200	153,456
	First Capital Securities Co. Ltd., Class A	320,000	290,482
#*	Flat Glass Group Co. Ltd., Class H	396,000	1,435,363
	Focus Media Information Technology Co. Ltd., Class A	727,597	639,317
	Foryou Corp.	12,900	110,421
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	158,223	1,944,181
	Fosun International Ltd.	3,138,722	2,472,885
	Founder Securities Co. Ltd., Class A	411,200	401,548
	Foxconn Industrial Internet Co. Ltd., Class A	201,400	300,777
	Fujian Funeng Co. Ltd., Class A	103,000	180,773
	Fujian Sunner Development Co. Ltd., Class A	77,263	227,108
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	3,661,511
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	30,040	182,053
#Ω	Ganfeng Lithium Co. Ltd., Class H	176,399	1,595,046
	Gansu Shangfeng Cement Co. Ltd., Class A	17,160	37,611
	Gaona Aero Material Co. Ltd., Class A	17,800	129,777
	G-bits Network Technology Xiamen Co. Ltd., Class A	7,300	385,281
	GCL Energy Technology Co. Ltd.	130,300	336,613
*	GCL System Integration Technology Co. Ltd., Class A	241,200	158,419
*	GCL Technology Holdings Ltd.	20,189,000	8,835,362
*	GD Power Development Co. Ltd., Class A	446,700	252,999
#*	GDS Holdings Ltd., ADR	33,715	933,231
*	GDS Holdings Ltd., Class A	399,000	1,366,643
	Geely Automobile Holdings Ltd.	5,772,000	11,445,263
	GEM Co. Ltd., Class A	169,076	245,478
	Gemdale Corp., Class A	343,800	598,203
*	Genscript Biotech Corp.	470,000	1,701,701
	GF Securities Co. Ltd., Class H	1,068,800	1,414,860
	Giant Network Group Co. Ltd., Class A	85,600	106,674
	Gigadevice Semiconductor Beijing, Inc., Class A	12,574	221,667
	Ginlong Technologies Co. Ltd., Class A	18,825	642,212
	Glarun Technology Co. Ltd., Class A	69,600	166,312
	GoerTek, Inc., Class A	198,500	938,631
	Gongniu Group Co. Ltd., Class A	4,200	91,439
	Gotion High-tech Co. Ltd., Class A	68,900	400,607
	Grandblue Environment Co. Ltd., Class A	40,300	125,711
	Great Wall Motor Co. Ltd., Class H	1,852,500	2,936,795
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	792,460
	Greenland Holdings Corp. Ltd., Class A	429,847	226,613
	GRG Banking Equipment Co. Ltd., Class A	284,000	387,997
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	92,800	164,262
	Guangdong Haid Group Co. Ltd., Class A	55,800	544,466
*	Guangdong HEC Technology Holding Co. Ltd., Class A	204,200	350,789

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Hongda Holdings Group Co. Ltd., Class A	46,600	$209,053
	Guangdong Investment Ltd.	2,600,000	2,532,726
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	31,500	376,590
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	59,500	201,297
	Guanghui Energy Co. Ltd., Class A	422,000	611,130
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	32,009
	Guangzhou Automobile Group Co. Ltd., Class H	2,287,162	2,146,849
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	208,000	549,481
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	13,400	148,935
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	295,132
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	40,301	416,562
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	343,547
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	74,340	578,988
	Guangzhou Wondfo Biotech Co. Ltd., Class A	47,700	265,427
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	261,404	248,712
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	217,400	273,446
	Guocheng Mining Co. Ltd., Class A	44,900	126,513
	Guosen Securities Co. Ltd., Class A	186,700	255,523
Ω	Guotai Junan Securities Co. Ltd., Class H	474,400	563,931
	Guoyuan Securities Co. Ltd., Class A	512,240	492,146
	Haier Smart Home Co. Ltd., Class A	258,200	951,385
	Haier Smart Home Co. Ltd., Class H	2,621,600	8,390,452
	Haitong Securities Co. Ltd., Class H	2,434,800	1,630,709
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	73,900	212,660
	Hangjin Technology Co. Ltd., Class A	47,700	223,632
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	333,788
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	14,494	108,628
	Hangzhou First Applied Material Co. Ltd., Class A	45,311	470,623
	Hangzhou Lion Electronics Co. Ltd., Class A	14,184	119,871
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	93,100	533,549
	Hangzhou Robam Appliances Co. Ltd., Class A	67,421	283,458
	Hangzhou Silan Microelectronics Co. Ltd., Class A	56,822	352,029
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	183,506
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	95,600	992,956
	Han's Laser Technology Industry Group Co. Ltd., Class A	128,617	607,476
Ω	Hansoh Pharmaceutical Group Co. Ltd.	888,000	1,730,794
	Haohua Chemical Science & Technology Co. Ltd., Class A	30,000	195,001
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,600	60,188
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	272,651
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	364,487
	Henan Shenhuo Coal & Power Co. Ltd., Class A	211,900	453,014
	Henan Shuanghui Investment & Development Co. Ltd., Class A	195,129	777,792
	Hengan International Group Co. Ltd.	1,126,500	5,452,501
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	96,321	353,421
	Hengli Petrochemical Co. Ltd., Class A	403,700	1,211,304
	Hengtong Optic-electric Co. Ltd., Class A	125,000	290,813
	Hengyi Petrochemical Co. Ltd., Class A	347,388	482,925
	Hesteel Co. Ltd., Class A	990,453	410,943
	Hithink RoyalFlush Information Network Co. Ltd., Class A	31,881	408,174
	Hongfa Technology Co. Ltd., Class A	60,890	371,628
	Hongta Securities Co. Ltd., Class A	96,320	126,317
	Huaan Securities Co. Ltd., Class A	249,210	160,513
	Huadong Medicine Co. Ltd., Class A	70,000	468,430
	Huafon Chemical Co. Ltd., Class A	485,983	549,111
	Huagong Tech Co. Ltd., Class A	60,800	199,616
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	478,588
	Hualan Biological Engineering, Inc., Class A	139,800	415,946
*	Huaneng Power International, Inc., Class H	1,882,000	899,806
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,795,310

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaxi Securities Co. Ltd., Class A	159,100	$175,875
	Huaxia Bank Co. Ltd., Class A	644,456	490,114
	Huaxin Cement Co. Ltd., Class A	206,300	550,124
	Huayu Automotive Systems Co. Ltd., Class A	153,600	500,270
	Huazhu Group Ltd., ADR	102,031	3,912,889
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	148,377
	Hubei Dinglong Co. Ltd., Class A	44,900	140,091
	Hubei Energy Group Co. Ltd., Class A	199,271	147,567
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	25,200	180,857
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	59,400	213,924
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	112,400	622,851
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	482,303
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	368,345
	Hunan Valin Steel Co. Ltd., Class A	933,000	630,655
	Hunan Zhongke Electric Co. Ltd., Class A	35,100	150,423
	Hundsun Technologies, Inc., Class A	48,792	307,992
	Iflytek Co. Ltd., Class A	70,100	438,256
	Imeik Technology Development Co. Ltd., Class A	3,800	331,169
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	16,269,931
	Industrial Bank Co. Ltd., Class A	643,039	1,698,720
	Industrial Securities Co. Ltd., Class A	501,960	482,203
	Infore Environment Technology Group Co. Ltd., Class A	82,224	62,212
	Ingenic Semiconductor Co. Ltd., Class A	18,000	238,484
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	465,736
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	194,800	386,122
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	145,040	393,190
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	547,499
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,691,778
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	312,300	424,105
	Inspur Electronic Information Industry Co. Ltd., Class A	69,984	252,630
	Intco Medical Technology Co. Ltd., Class A	89,442	305,634
	JA Solar Technology Co. Ltd., Class A	71,103	821,223
	Jafron Biomedical Co. Ltd., Class A	28,865	189,906
	Jason Furniture Hangzhou Co. Ltd., Class A	67,080	460,400
	JCET Group Co. Ltd., Class A	185,200	694,837
*Ω	JD Health International, Inc.	125,350	950,783
#	JD.com, Inc., ADR	124,763	7,423,398
	JD.com, Inc., Class A	426,721	12,730,173
*	Jiangsu Akcome Science & Technology Co. Ltd., Class A	250,900	149,663
	Jiangsu Azure Corp., Class A	75,000	217,873
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	138,369	158,780
	Jiangsu Eastern Shenghong Co. Ltd., Class A	138,440	406,043
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	890,116
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	3,252	166,017
	Jiangsu Guotai International Group Co. Ltd., Class A	123,263	178,896
	Jiangsu Guoxin Corp., Ltd., Class A	88,700	89,773
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,098	542,726
	Jiangsu Hengrui Medicine Co. Ltd., Class A	159,955	839,022
*	Jiangsu Hoperun Software Co., Ltd., Class A	32,000	96,862
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	51,900	174,773
	Jiangsu King's Luck Brewery JSC Ltd., Class A	85,912	558,617
	Jiangsu Linyang Energy Co. Ltd., Class A	126,467	180,650
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	124,109
	Jiangsu Provincial Agricultural Reclamation & Development Corp	92,100	180,504
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	90,900	374,576
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	1,391,598
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	504,030
	Jiangsu Yoke Technology Co. Ltd., Class A	25,862	195,183

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	$337,788
*	Jiangsu Zhongtian Technology Co. Ltd., Class A	93,400	319,706
	Jiangxi Copper Co. Ltd., Class H	1,535,000	1,880,377
*	Jiangxi Zhengbang Technology Co. Ltd., Class A	114,400	103,256
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	9,000	19,330
*	Jilin Electric Power Co. Ltd., Class A	127,000	137,975
	Jingjin Equipment, Inc., Class A	50,780	250,492
	JiuGui Liquor Co. Ltd., Class A	11,500	251,981
	Jizhong Energy Resources Co. Ltd., Class A	315,100	314,782
	JL Mag Rare-Earth Co. Ltd., Class A	20,300	139,770
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	318,592
	Joinn Laboratories China Co. Ltd., Class A	8,140	133,902
	Jointown Pharmaceutical Group Co. Ltd., Class A	227,867	383,687
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	45,900	236,697
	Juewei Food Co. Ltd., Class A	25,544	198,381
*	Juneyao Airlines Co. Ltd., Class A	70,540	156,106
	KBC Corp. Ltd., Class A	6,057	322,375
	Keboda Technology Co. Ltd., Class A	8,000	84,966
	Kehua Data Co. Ltd., Class A	26,700	155,648
*	Kingdee International Software Group Co. Ltd.	1,154,000	2,491,627
	Kingfa Sci & Tech Co. Ltd., Class A	240,687	360,733
	Kingsoft Corp. Ltd.	895,000	2,988,368
	Konfoong Materials International Co. Ltd., Class A	9,500	104,706
*	Kuang-Chi Technologies Co. Ltd., Class A	102,600	274,329
	Kunlun Energy Co. Ltd.	6,030,000	4,439,088
	Kunlun Tech Co. Ltd., Class A	52,600	112,151
	Kweichow Moutai Co. Ltd., Class A	55,993	15,776,094
	KWG Living Group Holdings Ltd.	421,250	85,924
	Lao Feng Xiang Co. Ltd., Class A	26,700	151,120
	LB Group Co. Ltd., Class A	223,200	675,131
	Lenovo Group Ltd.	11,803,278	11,446,757
	Lens Technology Co. Ltd., Class A	316,800	513,420
	Lepu Medical Technology Beijing Co. Ltd., Class A	180,977	481,792
	Levima Advanced Materials Corp., Class A	27,200	194,999
	Leyard Optoelectronic Co. Ltd., Class A	105,400	100,934
#*	Li Auto, Inc., ADR	128,166	4,208,971
	Li Ning Co. Ltd.	1,311,000	10,634,348
	LianChuang Electronic Technology Co., Ltd., Class A	29,700	78,015
	Lier Chemical Co. Ltd., Class A	74,940	249,961
*	Lingyi iTech Guangdong Co., Class A	556,018	424,983
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	40,800	234,703
Ω	Longfor Group Holdings Ltd.	2,447,500	8,177,995
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	3,077,506
	Longshine Technology Group Co. Ltd., Class A	57,108	261,009
	Luenmei Quantum Co. Ltd., Class A	120,500	133,264
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	14,560	208,715
	Luxi Chemical Group Co. Ltd., Class A	293,600	614,560
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,554,603
	Luzhou Laojiao Co. Ltd., Class A	73,529	2,427,528
	Mango Excellent Media Co. Ltd., Class A	157,092	733,032
	Maxscend Microelectronics Co., Ltd., Class A	22,900	327,726
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	216,349
*Ω	Meituan, Class B	1,133,000	25,416,984
	Metallurgical Corp. of China Ltd., Class H	4,740,000	991,110
*	Mianyang Fulin Precision Co. Ltd., Class A	53,863	165,730
	Midea Group Co. Ltd., Class A	479,784	3,921,396
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	11,800	257,442
	Ming Yang Smart Energy Group Ltd., Class A	108,304	482,276
	Montage Technology Co. Ltd., Class A	27,314	232,465

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Muyuan Foods Co. Ltd., Class A	134,987	$1,197,382
	Nanjing Hanrui Cobalt Co. Ltd., Class A	31,547	252,294
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	303,968
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	115,510	320,709
	Nanjing Securities Co. Ltd., Class A	248,900	295,418
	Nanjing Yunhai Special Metals Co. Ltd., Class A	60,200	241,769
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,864	197,325
	NARI Technology Co. Ltd., Class A	249,552	1,082,848
*	National Silicon Industry Group Co. Ltd., Class A	86,293	259,361
	NAURA Technology Group Co. Ltd., Class A	10,700	404,263
	NavInfo Co. Ltd., Class A	92,650	192,391
	NetEase, Inc., ADR	193,704	18,010,598
	NetEase, Inc.	37,100	694,021
	New China Life Insurance Co. Ltd., Class H	1,181,500	2,815,546
*	New Hope Liuhe Co. Ltd., Class A	159,700	377,702
	Nine Dragons Paper Holdings Ltd.	523,000	431,341
	Ninestar Corp., Class A	71,051	529,998
*	Ningbo Joyson Electronic Corp., Class A	126,400	405,683
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	369,925
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	11,016	227,871
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	65,300	121,256
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	600,120
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	26,000	167,451
	Ningbo Zhoushan Port Co. Ltd., Class A	449,700	261,264
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	640,628
*	NIO, Inc., ADR	368,459	7,269,696
	North Industries Group Red Arrow Co. Ltd., Class A	55,100	268,655
*	Offcn Education Technology Co. Ltd., Class A	80,212	60,455
	Offshore Oil Engineering Co. Ltd., Class A	310,100	194,610
*	OFILM Group Co. Ltd., Class A	214,300	192,741
	Oppein Home Group, Inc., Class A	24,595	439,800
Ω	Orient Securities Co. Ltd., Class H	1,012,800	485,890
	Ovctek China, Inc., Class A	44,452	315,297
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	517,562
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	600,300	328,491
	People's Insurance Co. Group of China Ltd. , Class H	7,590,000	2,272,496
	Perfect World Co. Ltd., Class A	141,585	313,260
	PetroChina Co. Ltd., ADR	79,439	3,706,624
	PetroChina Co. Ltd., Class H	10,762,000	5,025,418
	PharmaBlock Sciences Nanjing, Inc., Class A	3,300	40,653
Ω	Pharmaron Beijing Co. Ltd., Class H	135,150	1,099,521
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	7,391,969
*	Pinduoduo, Inc., ADR	122,979	6,027,201
	Ping An Bank Co. Ltd., Class A	608,900	1,148,065
	Ping An Insurance Group Co. of China Ltd., Class H	4,860,000	28,562,407
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	231,800	411,856
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	1,109,771
#Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	2,952,167
	Power Construction Corp. of China Ltd., Class A	583,011	628,231
	Proya Cosmetics Co. Ltd., Class A	21,980	575,336
	Qingdao Haier Biomedical Co. Ltd., Class A	3,428	35,406
#Ω	Qingdao Port International Co. Ltd., Class H	69,000	32,732
	Qingdao Rural Commercial Bank Corp., Class A	510,606	235,257
	Qingdao Sentury Tire Co. Ltd., Class A	43,800	239,807
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	220,455
	Quectel Wireless Solutions Co. Ltd., Class A	9,590	223,670
	Red Avenue New Materials Group Co. Ltd., Class A	18,300	78,752
*	Risen Energy Co. Ltd., Class A	48,004	251,730
	Riyue Heavy Industry Co. Ltd., Class A	76,100	283,520

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Rockchip Electronics Co. Ltd., Class A	18,100	$254,299
	Rongsheng Petrochemical Co. Ltd., Class A	530,694	1,127,667
*	Roshow Technology Co., Ltd., Class A	75,800	158,201
	SAIC Motor Corp. Ltd., Class A	236,045	568,540
	Sailun Group Co. Ltd., Class A	195,400	344,799
	Sanan Optoelectronics Co. Ltd., Class A	114,600	377,696
	Sangfor Technologies, Inc., Class A	11,300	161,915
	Sanquan Food Co. Ltd., Class A	82,800	208,635
	Sansure Biotech, Inc., Class A	55,890	242,258
	Sany Heavy Industry Co. Ltd., Class A	323,734	819,291
	Satellite Chemical Co. Ltd., Class A	217,044	730,764
	SDIC Power Holdings Co. Ltd., Class A	251,000	385,164
	Sealand Securities Co. Ltd., Class A	328,190	169,285
*	Seazen Holdings Co. Ltd., Class A	173,200	538,263
	SF Holding Co. Ltd., Class A	151,261	1,120,508
	SG Micro Corp., Class A	12,050	288,221
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,970,575
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	260,300	824,759
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	20,500	57,691
	Shandong Denghai Seeds Co. Ltd., Class A	6,000	18,122
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	106,300	262,686
#Ω	Shandong Gold Mining Co. Ltd., Class H	464,750	809,259
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	45,800	150,626
	Shandong Hi-speed Co. Ltd., Class A	111,700	86,830
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	157,050	666,284
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	555,973
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	473,772
	Shandong Shida Shenghua Chemical Group Co. Ltd., Class A	15,100	309,852
	Shandong Sun Paper Industry JSC Ltd., Class A	357,850	624,332
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,303,200	4,131,842
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	139,857
	Shanghai Baosight Software Co. Ltd., Class A	62,166	371,580
	Shanghai Construction Group Co. Ltd., Class A	673,776	293,119
*	Shanghai Electric Group Co. Ltd., Class H	3,240,000	810,866
*	Shanghai Electric Power Co. Ltd., Class A	119,200	171,395
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	336,500	1,219,457
	Shanghai Fullhan Microelectronics Co., Ltd., Class A	14,100	151,499
*	Shanghai International Airport Co. Ltd., Class A	28,100	215,356
	Shanghai International Port Group Co. Ltd., Class A	334,000	272,060
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	44,100	405,090
*Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	64,000	268,434
*	Shanghai Liangxin Electrical Co. Ltd., Class A	50,500	119,791
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	261,183
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	151,979
	Shanghai M&G Stationery, Inc., Class A	51,069	344,278
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	1,505,914
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	951,680
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	46,522	489,527
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	343,410
	Shanghai Tunnel Engineering Co. Ltd., Class A	193,000	156,565
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	200,967
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	312,774
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	314,091
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	558,030	971,002
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	324,730	663,934
	Shanxi Meijin Energy Co. Ltd., Class A	523,517	885,236
	Shanxi Securities Co. Ltd., Class A	216,280	175,370
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	396,523
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	2,259,019

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenghe Resources Holding Co. Ltd., Class A	140,400	$433,240
	Shengyi Technology Co. Ltd., Class A	162,200	383,093
	Shennan Circuits Co. Ltd., Class A	25,382	327,036
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,064,000	386,589
	Shenzhen Capchem Technology Co. Ltd., Class A	49,440	326,364
	Shenzhen Dynanonic Co. Ltd., Class A	5,040	268,643
	Shenzhen Energy Group Co. Ltd., Class A	235,019	223,369
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	199,945
	Shenzhen Gas Corp. Ltd., Class A	150,500	160,014
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	903,626
	Shenzhen Kaifa Technology Co. Ltd., Class A	66,000	115,236
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	58,040	287,770
	Shenzhen Kedali Industry Co. Ltd., Class A	7,866	169,624
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	207,965
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	23,000	121,501
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,138,171
*	Shenzhen MTC Co. Ltd., Class A	192,700	111,864
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	520,114
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	71,100	253,695
	Shenzhen SC New Energy Technology Corp., Class A	12,566	249,073
	Shenzhen SED Industry Co. Ltd., Class A	30,800	68,265
	Shenzhen Senior Technology Material Co. Ltd., Class A	43,901	186,391
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	340,300
	Shenzhen Transsion Holdings Co. Ltd., Class A	57,077	601,966
	Shenzhen Yinghe Technology Co. Ltd., Class A	29,900	132,205
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	378,177
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	217,814	144,399
	Shenzhou International Group Holdings Ltd.	805,100	8,468,171
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	55,863	183,893
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	276,930
*	Sichuan Development Lomon Co. Ltd., Class A	167,000	356,435
	Sichuan Hebang Biotechnology Co. Ltd., Class A	841,100	485,042
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	422,936
	Sichuan Road & Bridge Co. Ltd., Class A	573,200	860,953
	Sichuan Shuangma Cement Co. Ltd., Class A	36,500	114,727
	Sichuan Swellfun Co. Ltd., Class A	23,700	251,402
	Sichuan Yahua Industrial Group Co. Ltd., Class A	80,400	348,831
	Sieyuan Electric Co. Ltd., Class A	58,600	385,792
	Sino Biopharmaceutical Ltd.	12,922,500	7,491,726
	Sino Wealth Electronic Ltd., Class A	7,810	50,914
	Sinofibers Technology Co. Ltd., Class A	17,400	122,746
	Sinolink Securities Co. Ltd., Class A	232,100	293,099
	Sinoma International Engineering Co., Class A	129,700	189,879
	Sinoma Science & Technology Co. Ltd., Class A	190,294	817,309
	Sinopharm Group Co. Ltd., Class H	2,426,400	5,559,334
*	Skshu Paint Co. Ltd., Class A	7,648	120,449
	Skyworth Digital Co. Ltd., Class A	64,493	176,422
#Ω	Smoore International Holdings Ltd.	1,278,000	2,951,444
	Songcheng Performance Development Co. Ltd., Class A	170,500	324,316
	SooChow Securities Co. Ltd., Class A	334,850	328,575
	Southwest Securities Co. Ltd., Class A	779,936	442,911
*	Spring Airlines Co. Ltd., Class A	48,500	374,969
	State Grid Information & Communication Co. Ltd., Class A	75,800	189,299
*	STO Express Co. Ltd., Class A	94,000	166,667
	Sungrow Power Supply Co. Ltd., Class A	31,600	582,354
	Sunny Optical Technology Group Co. Ltd.	638,700	8,640,716
	Sunresin New Materials Co. Ltd., Class A	16,350	157,137
	Sunwoda Electronic Co. Ltd., Class A	74,600	318,752
	Suofeiya Home Collection Co. Ltd., Class A	27,570	72,880

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	209,200	$830,793
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,476	244,476
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	31,900	369,979
	Tangshan Jidong Cement Co. Ltd., Class A	155,000	222,333
	TangShan Port Group Co. Ltd., Class A	363,700	141,050
	TBEA Co. Ltd., Class A	217,400	807,468
	TCL Technology Group Corp., Class A	1,321,080	871,927
	Tencent Holdings Ltd.	3,556,400	137,450,633
*	Tencent Music Entertainment Group, ADR	730,433	3,075,123
	Thunder Software Technology Co. Ltd., Class A	13,300	281,536
	Tian Di Science & Technology Co. Ltd., Class A	254,000	190,068
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,900	260,992
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	159,600	149,325
	Tianjin Guangyu Development Co. Ltd., Class A	88,700	171,304
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	91,300	690,304
	Tianma Microelectronics Co. Ltd., Class A	161,455	233,383
	Tianshan Aluminum Group Co. Ltd., Class A	216,300	234,654
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	401,796
*	Tibet Summit Resources Co. Ltd., Class A	69,400	296,492
	Tingyi Cayman Islands Holding Corp.	2,810,000	4,625,785
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	328,570
	Tofflon Science & Technology Group Co. Ltd., Class A	65,800	276,022
	Toly Bread Co. Ltd., Class A	97,965	204,114
*	TongFu Microelectronics Co. Ltd., Class A	167,000	409,873
	Tongkun Group Co. Ltd., Class A	157,809	338,419
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,091,500	492,218
	Tongwei Co. Ltd., Class A	209,300	1,673,825
*	Topchoice Medical Corp., Class A	13,300	289,953
Ω	Topsports International Holdings Ltd.	979,000	816,593
	Transfar Zhilian Co. Ltd., Class A	287,626	244,819
	TravelSky Technology Ltd., Class H	183,000	303,292
	Trina Solar Co. Ltd., Class A	26,178	323,626
*	Trip.com Group Ltd., ADR	425,202	10,961,708
*	Trip.com Group Ltd.	99,700	2,570,342
	Tsingtao Brewery Co. Ltd., Class H	430,000	4,200,278
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	27,000	846,314
	Unisplendour Corp. Ltd., Class A	164,160	453,177
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	292,940
	Valiant Co. Ltd., Class A	56,000	150,798
*	Vipshop Holdings Ltd., ADR	720,998	6,604,342
	Walvax Biotechnology Co. Ltd., Class A	55,500	358,279
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,528,625
	Want Want China Holdings Ltd.	6,370,000	5,184,159
	Wanxiang Qianchao Co. Ltd., Class A	189,000	185,006
*	Weibo Corp., Sponsored ADR	106,850	2,053,657
	Weichai Power Co. Ltd., Class H	2,877,800	4,114,359
	Weifu High-Technology Group Co. Ltd., Class A	39,514	114,576
	Weihai Guangwei Composites Co. Ltd., Class A	20,829	217,059
*	Wens Foodstuffs Group Co. Ltd., Class A	229,780	820,962
	Western Securities Co. Ltd., Class A	340,300	321,938
	Western Superconducting Technologies Co. Ltd., Class A	14,442	214,699
	Westone Information Industry, Inc., Class A	19,900	129,809
	Wharf Holdings Ltd.	958,000	3,503,305
	Will Semiconductor Co. Ltd., Class A	54,421	852,148
	Wingtech Technology Co. Ltd., Class A	32,700	333,821
	Winning Health Technology Group Co. Ltd., Class A	183,700	216,382
	Wolong Electric Group Co. Ltd., Class A	101,600	222,155
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	438,898
	Wuhan DR Laser Technology Corp. Ltd., Class A	3,460	115,634

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuhan Guide Infrared Co. Ltd., Class A	173,741	$321,097
	Wuhu Token Science Co. Ltd., Class A	200,630	214,226
	Wuliangye Yibin Co. Ltd., Class A	174,006	4,614,374
	WUS Printed Circuit Kunshan Co. Ltd., Class A	106,100	191,069
Ω	WuXi AppTec Co. Ltd., Class H	126,660	1,534,382
*Ω	Wuxi Biologics Cayman, Inc.	989,000	9,466,821
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,680	156,641
	Wuxi NCE Power Co. Ltd., Class A	8,540	159,757
	Wuxi Shangji Automation Co. Ltd., Class A	27,080	658,016
*	XCMG Construction Machinery Co. Ltd., Class A	472,203	392,563
	Xiamen C & D, Inc., Class A	153,900	256,668
	Xiamen Faratronic Co. Ltd., Class A	12,100	375,520
	Xiamen Intretech, Inc., Class A	78,460	234,438
	Xiamen ITG Group Corp. Ltd., Class A	163,430	168,334
	Xiamen Tungsten Co. Ltd., Class A	107,480	429,459
	Xiamen Xiangyu Co. Ltd., Class A	166,500	205,763
	Xi'an Triangle Defense Co. Ltd., Class A	24,800	170,014
	Xianhe Co. Ltd., Class A	39,900	160,570
*Ω	Xiaomi Corp., Class B	14,516,800	22,831,809
	Xinfengming Group Co. Ltd., Class A	153,500	227,839
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	803,559	1,435,556
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	224,500	246,870
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	160,246
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	86,500	215,325
	Xinyi Solar Holdings Ltd.	5,483,103	9,314,752
	Xinyu Iron & Steel Co. Ltd., Class A	246,100	164,354
	Xuji Electric Co. Ltd., Class A	53,000	174,745
	Yadea Group Holdings Ltd.	460,000	992,051
	Yangling Metron New Material, Inc., Class A	10,840	123,261
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	16,700	155,376
#	Yankuang Energy Group Co. Ltd., Class H	2,234,000	6,980,826
	Yantai Eddie Precision Machinery Co. Ltd., Class A	68,061	193,136
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	56,455	301,164
	Yealink Network Technology Corp. Ltd., Class A	41,840	471,912
*	Yifan Pharmaceutical Co. Ltd., Class A	86,600	154,280
	Yifeng Pharmacy Chain Co. Ltd., Class A	58,834	452,350
	Yintai Gold Co. Ltd., Class A	343,617	554,111
	YongXing Special Materials Technology Co. Ltd., Class A	17,100	363,978
	Yonyou Network Technology Co. Ltd., Class A	83,500	259,084
	Youngor Group Co. Ltd., Class A	340,604	329,820
*	Youngy Co., Ltd., Class A	900	17,504
	YTO Express Group Co. Ltd., Class A	238,200	683,843
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	177,491
	Yum China Holdings, Inc.	465,321	22,665,786
	Yunda Holding Co. Ltd., Class A	217,790	585,443
	Yunnan Aluminium Co. Ltd., Class A	373,200	557,756
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	448,532
	Yunnan Copper Co. Ltd., Class A	131,200	224,480
	Yunnan Energy New Material Co. Ltd., Class A	26,985	857,830
	Yunnan Tin Co. Ltd., Class A	179,800	401,982
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	1,101,040
	Zhefu Holding Group Co. Ltd., Class A	607,423	425,016
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	305,462
	Zhejiang China Commodities City Group Co. Ltd., Class A	334,979	263,434
	Zhejiang Chint Electrics Co. Ltd., Class A	98,684	538,599
	Zhejiang Dahua Technology Co. Ltd., Class A	297,413	654,778
	Zhejiang Dingli Machinery Co. Ltd., Class A	46,470	295,355
	Zhejiang Hailiang Co. Ltd., Class A	120,700	215,778
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	198,787

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	99,240	$301,006
	Zhejiang Huayou Cobalt Co. Ltd., Class A	42,881	537,097
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	587,226
	Zhejiang Juhua Co. Ltd., Class A	126,000	324,004
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	466,687
	Zhejiang Narada Power Source Co. Ltd., Class A	34,400	93,639
	Zhejiang NHU Co. Ltd., Class A	188,088	575,831
	Zhejiang Supor Co. Ltd., Class A	47,603	331,846
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	60,303	263,195
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	94,834	277,065
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,300	239,540
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	131,340	379,867
	Zhejiang Yongtai Technology Co. Ltd., Class A	60,300	275,667
*	Zheshang Securities Co. Ltd., Class A	270,063	429,657
	Zhongji Innolight Co. Ltd., Class A	55,527	270,575
	Zhongjin Gold Corp. Ltd., Class A	428,700	461,033
	Zhongsheng Group Holdings Ltd.	866,000	4,957,792
	Zhuzhou CRRC Times Electric Co.	588,600	2,527,656
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	39,100	303,861
	Zhuzhou Kibing Group Co. Ltd., Class A	352,001	599,333
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	348,460	389,439
	Zijin Mining Group Co. Ltd., Class H	6,065,000	7,107,035
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,859,600	966,815
	ZTE Corp., Class H	1,138,285	2,449,522
#	ZTO Express Cayman, Inc., ADR	392,753	10,050,549
	ZTO Express Cayman, Inc.	400	10,226
TOTAL CHINA			1,308,333,741
COLOMBIA — (0.2%)
*	BAC Holding International Corp.	7,858,220	494,919
	Banco de Bogota SA	37,157	359,696
	Bancolombia SA, Sponsored ADR	47,013	1,361,967
	Bancolombia SA	117,273	984,524
*	Corp. Financiera Colombiana SA	5,064	23,153
#	Ecopetrol SA, Sponsored ADR	1,787	19,192
	Ecopetrol SA	2,348,250	1,248,894
	Grupo Argos SA	364,730	1,029,446
	Grupo Aval Acciones y Valores SA, ADR	10,320	36,842
	Grupo Energia Bogota SA ESP	542,617	240,615
	Interconexion Electrica SA ESP	240,308	1,154,734
TOTAL COLOMBIA			6,953,982
CZECH REPUBLIC — (0.2%)
	CEZ AS	119,036	5,409,376
	Komercni Banka AS	66,488	1,679,913
Ω	Moneta Money Bank AS	421,608	1,404,546
TOTAL CZECH REPUBLIC			8,493,835
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE,GDR	1,006,033	1,848,690
GREECE — (0.3%)
*	Alpha Services & Holdings SA	1,449,220	1,288,116
*	Eurobank Ergasias Services & Holdings SA, Class A	1,373,666	1,265,383
*††	FF Group	12,618	11,607
	Hellenic Petroleum Holdings SA	63,899	410,964
	Hellenic Telecommunications Organization SA	158,506	2,729,149
	JUMBO SA	89,024	1,380,298

The Emerging Markets Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	LAMDA Development SA	7,667	$45,557
	Motor Oil Hellas Corinth Refineries SA	78,420	1,359,279
	Mytilineos SA	73,295	1,133,633
*	National Bank of Greece SA	290,272	909,364
	OPAP SA	106,757	1,479,045
*	Piraeus Financial Holdings SA	199,036	181,382
*	Public Power Corp. SA	51,502	305,514
	Terna Energy SA	49,394	888,553
TOTAL GREECE			13,387,844
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	855,073	6,295,411
#	OTP Bank Nyrt	103,748	2,141,814
#	Richter Gedeon Nyrt	79,025	1,616,475
TOTAL HUNGARY			10,053,700
INDIA — (15.8%)
	Aarti Industries Ltd.	231,928	2,293,584
	ABB India Ltd.	32,467	1,122,779
	ACC Ltd.	99,618	2,806,463
	Adani Enterprises Ltd.	134,677	4,376,320
*	Adani Green Energy Ltd.	107,369	2,942,079
	Adani Ports & Special Economic Zone Ltd.	474,086	4,584,192
*	Adani Power Ltd.	748,312	2,973,928
	Adani Total Gas Ltd.	85,365	3,396,143
*	Adani Transmission Ltd.	248,226	9,847,324
*	Aditya Birla Capital Ltd.	391,081	526,535
	Alkem Laboratories Ltd.	32,239	1,314,697
	Ambuja Cements Ltd.	553,446	2,625,514
	Apollo Hospitals Enterprise Ltd.	70,201	3,733,742
	Ashok Leyland Ltd.	1,315,356	2,470,852
	Asian Paints Ltd.	220,693	9,318,106
	Astral Ltd.	76,548	1,761,815
	Atul Ltd.	2,391	269,339
Ω	AU Small Finance Bank Ltd.	174,230	1,305,114
	Aurobindo Pharma Ltd.	570,247	3,940,623
*Ω	Avenue Supermarts Ltd.	53,575	2,879,639
	Axis Bank Ltd.	1,825,351	16,765,164
	Bajaj Auto Ltd.	60,754	3,006,018
	Bajaj Finance Ltd.	105,376	9,640,441
	Bajaj Finserv Ltd.	15,901	3,028,239
	Bajaj Holdings & Investment Ltd.	51,034	3,339,441
	Balkrishna Industries Ltd.	115,271	3,360,276
Ω	Bandhan Bank Ltd.	603,569	2,116,694
	Bank of Baroda	1,179,654	1,741,089
	Berger Paints India Ltd.	182,780	1,442,998
	Bharat Electronics Ltd.	2,181,001	7,581,394
	Bharat Forge Ltd.	269,138	2,489,363
	Bharat Petroleum Corp. Ltd.	408,182	1,702,962
*	Bharti Airtel Ltd.	1,493,167	12,804,265
	Biocon Ltd.	396,886	1,544,236
	Bosch Ltd.	5,993	1,294,646
	Britannia Industries Ltd.	50,555	2,488,726
	Canara Bank	364,746	1,027,609
	Cholamandalam Investment & Finance Co. Ltd.	602,596	5,393,899
	Cipla Ltd.	657,406	8,139,989
	Coal India Ltd.	649,232	1,740,498
	Coforge Ltd.	20,972	1,050,918

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Colgate-Palmolive India Ltd.	122,914	$2,465,651
	Container Corp. of India Ltd.	271,569	2,440,713
	Coromandel International Ltd.	37,118	480,986
	CRISIL Ltd.	667	26,403
	Crompton Greaves Consumer Electricals Ltd.	170,496	851,047
	Cummins India Ltd.	39,532	613,527
	Dabur India Ltd.	338,762	2,497,915
	Dalmia Bharat Ltd.	44,184	894,907
	Deepak Nitrite Ltd.	75,806	1,840,149
	Divi's Laboratories Ltd.	61,792	2,993,879
	Dixon Technologies India Ltd.	2,979	139,638
	DLF Ltd.	530,091	2,580,246
	Dr Reddy's Laboratories Ltd., ADR	94,746	4,879,419
	Dr Reddy's Laboratories Ltd.	30,604	1,583,829
	Edelweiss Financial Services Ltd.	37,563	27,696
	Eicher Motors Ltd.	93,424	3,643,267
	GAIL India Ltd.	1,382,920	2,562,900
	GAIL India Ltd., GDR	102,368	1,143,118
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	579,109
*	Godrej Consumer Products Ltd.	300,634	3,240,318
*	Godrej Properties Ltd.	75,574	1,448,929
	Grasim Industries Ltd.	280,292	5,588,802
	Gujarat Fluorochemicals Ltd.	6,906	292,326
	Gujarat Gas Ltd.	139,066	786,419
	Havells India Ltd.	137,674	2,177,492
	HCL Technologies Ltd.	708,997	8,522,804
Ω	HDFC Asset Management Co. Ltd.	43,474	1,069,709
	HDFC Bank Ltd.	1,512,827	27,668,205
Ω	HDFC Life Insurance Co. Ltd.	224,114	1,572,415
	Hero MotoCorp Ltd.	174,353	6,200,612
	Hindalco Industries Ltd.	2,222,008	11,721,704
	Hindustan Aeronautics Ltd.	69,228	1,773,540
	Hindustan Petroleum Corp. Ltd.	614,890	1,867,660
	Hindustan Unilever Ltd.	440,646	14,689,060
	Hitachi Energy India Ltd.	8,507	347,788
	Honeywell Automation India Ltd.	1,758	891,055
	Housing Development Finance Corp. Ltd.	698,934	21,191,650
	ICICI Bank Ltd., Sponsored ADR	649,989	13,506,761
	ICICI Bank Ltd.	1,390,129	14,460,158
Ω	ICICI Lombard General Insurance Co. Ltd.	132,332	2,049,742
Ω	ICICI Prudential Life Insurance Co. Ltd.	160,487	1,128,116
*	IDFC First Bank Ltd.	2,392,328	1,134,153
	Indian Hotels Co. Ltd.	373,713	1,244,420
	Indian Oil Corp. Ltd.	1,397,934	1,284,057
*	Indian Overseas Bank	1,569,149	344,173
	Indian Railway Catering & Tourism Corp. Ltd.	286,116	2,318,559
	Indraprastha Gas Ltd.	248,390	1,087,556
	Indus Towers Ltd.	1,056,099	2,974,355
	IndusInd Bank Ltd.	317,938	4,196,335
	Info Edge India Ltd.	41,683	2,287,986
#	Infosys Ltd., Sponsored ADR	500,328	9,751,393
	Infosys Ltd.	1,779,532	34,824,350
*Ω	InterGlobe Aviation Ltd.	51,183	1,213,048
	Ipca Laboratories Ltd.	58,404	742,206
	ITC Ltd.	1,903,270	7,319,343
	Jindal Steel & Power Ltd.	801,679	3,936,682
	JSW Energy Ltd.	276,086	835,240
	JSW Steel Ltd.	1,441,825	11,510,025
	Jubilant Foodworks Ltd.	480,298	3,361,483

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kansai Nerolac Paints Ltd.	142,647	$723,227
	Kotak Mahindra Bank Ltd.	406,367	9,351,384
Ω	L&T Technology Services Ltd.	29,195	1,298,922
Ω	Larsen & Toubro Infotech Ltd.	33,134	1,985,133
	Larsen & Toubro Ltd.	379,664	8,682,186
Ω	Laurus Labs Ltd.	355,427	2,345,828
	Linde India Ltd.	2,782	128,532
	Lupin Ltd.	303,782	2,465,645
	Mahindra & Mahindra Ltd.	905,189	13,335,423
	Marico Ltd.	535,354	3,515,968
	Maruti Suzuki India Ltd.	47,016	5,227,401
*	Max Financial Services Ltd.	154,648	1,676,861
*	Max Healthcare Institute Ltd.	223,862	1,040,864
	Minda Industries Ltd.	69,006	445,421
	Mindtree Ltd.	77,849	3,371,035
	Motherson Sumi Systems Ltd.	1,325,504	2,144,452
*	Motherson Sumi Wiring India Ltd.	1,325,505	1,291,185
	Mphasis Ltd.	132,029	3,869,553
	MRF Ltd.	2,316	2,447,310
	Muthoot Finance Ltd.	242,710	3,289,232
	Nestle India Ltd.	20,232	4,952,399
	NHPC Ltd.	1,014,981	439,737
	NMDC Ltd.	1,251,805	1,707,764
	NTPC Ltd.	1,541,570	2,979,409
	Oberoi Realty Ltd.	70,466	812,709
	Oil & Natural Gas Corp. Ltd.	877,425	1,490,061
	Oil India Ltd.	7,538	18,135
	Oracle Financial Services Software Ltd.	32,810	1,306,817
	Page Industries Ltd.	8,044	4,990,660
	Persistent Systems Ltd.	35,395	1,625,141
	Petronet LNG Ltd.	1,564,099	4,342,290
	PI Industries Ltd.	68,216	2,662,493
	Pidilite Industries Ltd.	87,949	2,728,327
	Piramal Enterprises Ltd.	117,594	2,641,900
	Power Finance Corp. Ltd.	1,995,257	2,929,581
	Power Grid Corp. of India Ltd.	1,622,745	4,398,601
	Procter & Gamble Hygiene & Health Care Ltd.	10,621	1,937,964
	Punjab National Bank	1,966,565	781,824
	REC Ltd.	1,264,082	2,095,760
	Relaxo Footwears Ltd.	18,573	231,259
	Reliance Industries Ltd.	1,404,995	44,644,850
	SBI Cards & Payment Services Ltd.	79,899	947,061
Ω	SBI Life Insurance Co. Ltd.	128,749	2,108,464
	Schaeffler India Ltd.	5,333	186,709
	Shree Cement Ltd.	10,021	2,591,713
	Shriram Transport Finance Co. Ltd.	272,491	4,777,501
	Siemens Ltd.	33,599	1,148,103
	Solar Industries India Ltd.	351	12,202
	SRF Ltd.	139,566	4,292,662
	State Bank of India	933,814	6,249,266
	State Bank of India, GDR	3,115	207,459
	Steel Authority of India Ltd.	2,218,861	2,167,959
	Sun Pharmaceutical Industries Ltd.	598,582	7,142,446
	Sundaram Finance Holdings Ltd.	40,687	40,560
	Sundaram Finance Ltd.	964	25,052
	Supreme Industries Ltd.	12,166	289,840
	Tata Communications Ltd.	108,655	1,437,697
	Tata Consultancy Services Ltd.	572,990	23,968,199
	Tata Consumer Products Ltd.	546,708	5,609,595

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Elxsi Ltd.	32,921	$3,628,901
#*	Tata Motors Ltd., Sponsored ADR	47,265	1,347,998
*	Tata Motors Ltd.	2,234,196	12,737,717
	Tata Power Co. Ltd.	649,413	1,829,450
	Tata Steel Ltd.	11,675,250	15,920,334
*	Tata Teleservices Maharashtra Ltd.	108,469	147,803
	Tech Mahindra Ltd.	590,572	7,863,191
	Titan Co. Ltd.	173,905	5,185,680
	Torrent Pharmaceuticals Ltd.	152,170	2,932,581
	Trent Ltd.	76,260	1,223,665
	Trident Ltd.	28,354	14,250
	Tube Investments of India Ltd.	25,314	666,230
	TVS Motor Co. Ltd.	218,731	2,504,534
	UltraTech Cement Ltd.	51,308	4,243,210
	Union Bank of India Ltd.	187,791	91,086
	United Breweries Ltd.	45,973	946,076
*	United Spirits Ltd.	259,011	2,552,513
	UPL Ltd.	1,057,811	9,907,824
	Varun Beverages Ltd.	249,699	2,785,578
	Vedanta Ltd.	1,416,252	4,561,537
*	Vodafone Idea Ltd.	7,119,524	785,591
	Voltas Ltd.	180,374	2,286,874
	Wipro Ltd.	857,062	4,575,820
	Zee Entertainment Enterprises Ltd.	7,924	24,673
	Zydus Lifesciences Ltd.	310,331	1,360,452
TOTAL INDIA			732,671,980
INDONESIA — (2.1%)
	Adaro Energy Tbk PT	26,638,800	5,849,299
*	Allo Bank Indonesia Tbk PT	285,800	68,062
	Aneka Tambang Tbk	7,413,500	979,333
	Astra International Tbk PT	15,659,710	6,688,230
	Bank Central Asia Tbk PT	30,668,300	15,250,116
*	Bank Jago Tbk PT	1,322,500	945,069
	Bank Mandiri Persero Tbk PT	9,252,634	5,179,238
	Bank Negara Indonesia Persero Tbk PT	5,902,722	3,132,666
	Bank Rakyat Indonesia Persero Tbk PT	29,651,176	8,752,814
	Bank Syariah Indonesia Tbk PT	4,252,400	469,347
	Barito Pacific Tbk PT	17,543,900	1,065,719
	Bukit Asam Tbk PT	7,087,600	2,057,713
	Charoen Pokphand Indonesia Tbk PT	6,444,800	2,433,957
*	Elang Mahkota Teknologi Tbk PT	8,468,400	1,073,429
	Gudang Garam Tbk PT	590,900	1,109,526
	Indah Kiat Pulp & Paper Tbk PT	4,368,100	2,239,965
	Indo Tambangraya Megah Tbk PT	637,600	1,703,905
	Indocement Tunggal Prakarsa Tbk PT	1,530,800	961,233
	Indofood CBP Sukses Makmur Tbk PT	1,378,300	820,400
	Indofood Sukses Makmur Tbk PT	6,718,900	3,081,626
	Indosat Tbk PT	968,600	436,475
*	Jasa Marga Persero Tbk PT	653,413	156,953
	Kalbe Farma Tbk PT	29,662,500	3,241,301
	Mayora Indah Tbk PT	4,520,025	536,455
*	Merdeka Copper Gold Tbk PT	5,807,095	1,593,747
	Mitra Keluarga Karyasehat Tbk PT	4,337,300	728,434
	MNC Studios International Tbk PT	169,100	65,832
	Perusahaan Gas Negara Tbk PT	9,214,200	1,046,128
	Sarana Menara Nusantara Tbk PT	29,874,100	2,367,208
	Semen Indonesia Persero Tbk PT	3,768,500	1,660,570
	Sinar Mas Agro Resources & Technology Tbk PT	1,019,900	320,003

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Smartfren Telecom Tbk PT	100,723,200	$665,716
	Sumber Alfaria Trijaya Tbk PT	11,117,200	1,407,398
	Telkom Indonesia Persero Tbk PT	22,978,700	6,563,177
	Tower Bersama Infrastructure Tbk PT	10,079,400	2,089,712
*	Transcoal Pacific Tbk PT	993,300	706,510
	Unilever Indonesia Tbk PT	4,594,500	1,399,019
	United Tractors Tbk PT	3,132,496	6,845,793
*	Vale Indonesia Tbk PT	2,888,500	1,192,309
	XL Axiata Tbk PT	6,670,600	1,067,770
TOTAL INDONESIA			97,952,157
MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd	382,100	299,048
	AMMB Holdings Bhd	1,984,459	1,741,188
	Astro Malaysia Holdings Bhd	566,000	113,887
	Axiata Group Bhd	1,981,532	1,277,851
	Batu Kawan Bhd	112,600	587,387
#	BIMB Holdings Bhd	963,955	582,961
	Bursa Malaysia Bhd	325,200	477,285
	Carlsberg Brewery Malaysia Bhd, Class B	139,000	703,766
	CIMB Group Holdings Bhd	2,885,948	3,381,074
	D&O Green Technologies Bhd	461,100	424,866
#	Dialog Group Bhd	1,641,318	816,007
	DiGi.Com Bhd	2,053,220	1,676,730
	FGV Holdings Bhd	168,700	56,848
	Fraser & Neave Holdings Bhd	131,800	643,056
	Gamuda Bhd	2,160,470	1,822,664
	Genting Bhd	1,808,100	1,924,690
	Genting Malaysia Bhd	2,150,900	1,414,155
	Genting Plantations Bhd	277,300	402,790
*	Greatech Technology Bhd	29,700	26,239
	HAP Seng Consolidated Bhd	827,500	1,405,637
	Hartalega Holdings Bhd	1,940,300	1,194,958
#	Heineken Malaysia Bhd	135,700	692,737
	Hong Leong Bank Bhd	259,166	1,222,871
	Hong Leong Financial Group Bhd	354,683	1,554,238
*	Hong Seng Consolidated Bhd	108,800	14,950
	IHH Healthcare Bhd	652,800	938,644
	IJM Corp. Bhd	1,900,700	756,778
	Inari Amertron Bhd	2,395,300	1,547,627
	IOI Corp. Bhd	1,311,605	1,187,792
	IOI Properties Group Bhd	1,450,429	324,465
	Kuala Lumpur Kepong Bhd	313,146	1,542,378
Ω	Lotte Chemical Titan Holding Bhd	640,600	274,996
	Malayan Banking Bhd	2,444,302	4,868,353
*	Malaysia Airports Holdings Bhd	886,741	1,245,816
	Malaysian Pacific Industries Bhd	67,400	492,444
	Maxis Bhd	1,355,100	1,118,483
	MISC Bhd	629,598	1,021,036
Ω	MR DIY Group M Bhd	268,050	133,923
#	My EG Services Bhd	5,206,634	908,835
	Nestle Malaysia Bhd	43,200	1,308,125
	Petronas Chemicals Group Bhd	1,202,900	2,402,968
	Petronas Dagangan Bhd	165,700	834,712
	Petronas Gas Bhd	397,700	1,532,746
	PPB Group Bhd	458,980	1,679,300
	Press Metal Aluminium Holdings Bhd	1,853,900	2,028,864
	Public Bank Bhd	8,022,870	8,370,301
	QL Resources Bhd	885,085	1,053,800

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	RHB Bank Bhd	1,664,929	$2,201,925
	Scientex Bhd	238,300	183,765
	Sime Darby Bhd	4,489,961	2,365,641
	Sime Darby Plantation Bhd	1,196,321	1,172,302
#	Sunway Bhd	2,102,182	789,441
	Telekom Malaysia Bhd	508,864	650,381
	Tenaga Nasional Bhd	985,950	1,830,127
	TIME dotCom Bhd	816,400	843,011
	Top Glove Corp. Bhd	7,118,900	1,545,183
	United Plantations Bhd	104,500	335,966
	ViTrox Corp. Bhd	235,600	408,310
	Westports Holdings Bhd	699,000	550,196
#	Yinson Holdings Bhd	1,423,240	672,550
#	YTL Corp. Bhd	6,697,612	858,686
TOTAL MALAYSIA			74,437,753
MEXICO — (2.2%)
	Alfa SAB de CV, Class A	8,597,258	5,908,493
#	America Movil SAB de CV	17,462,580	16,592,685
	Arca Continental SAB de CV	368,914	2,550,394
	Becle SAB de CV	199,974	453,303
*	Cemex SAB de CV	11,428,443	4,591,447
*	Cemex SAB de CV, Sponsored ADR	27,210	109,112
	Coca-Cola Femsa SAB de CV, Sponsored ADR	3,923	236,282
	Coca-Cola Femsa SAB de CV	415,925	2,512,015
	El Puerto de Liverpool SAB de CV, Class C1	142,691	640,956
	Fomento Economico Mexicano SAB de CV	748,304	4,644,253
#	Gruma SAB de CV, Class B	258,404	3,211,559
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,551	479,527
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	157,571	2,132,973
	Grupo Aeroportuario del Sureste SAB de CV, ADR	10,474	1,967,122
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	56,212
	Grupo Bimbo SAB de CV, Class A	1,029,131	3,642,383
#	Grupo Carso SAB de CV	546,371	2,130,755
#	Grupo Elektra SAB de CV	55,933	3,284,203
	Grupo Financiero Banorte SAB de CV, Class O	1,360,662	7,754,615
#*	Grupo Financiero Inbursa SAB de CV, Class O	2,089,210	3,860,614
	Grupo Mexico SAB de CV, Class B	2,339,361	9,271,147
#	Grupo Televisa SAB, Sponsored ADR	110,095	860,943
	Grupo Televisa SAB	3,073,396	4,821,427
	Industrias Penoles SAB de CV	201,567	2,035,198
#	Kimberly-Clark de Mexico SAB de CV, Class A	1,548,097	2,285,827
	Orbia Advance Corp. SAB de CV	2,213,800	4,902,060
	Organizacion Soriana SAB de CV, Class B	429,713	476,393
#	Wal-Mart de Mexico SAB de CV	2,505,757	9,109,497
TOTAL MEXICO			100,521,395
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	42,218	45,595
	Cementos Pacasmayo SAA, ADR	16,712	84,230
#	Cia de Minas Buenaventura SAA, ADR	58,246	316,858
	Credicorp Ltd.	39,029	5,050,353
TOTAL PERU			5,497,036
PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	1,141,010	1,180,739
	Aboitiz Power Corp.	1,370,000	811,954
	AC Energy Corp.	2,855,306	434,197

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Ayala Corp.	114,302	$1,287,312
	Ayala Land, Inc.	3,255,718	1,494,164
	Bank of the Philippine Islands	1,507,742	2,544,913
	BDO Unibank, Inc.	1,553,962	3,373,191
	DMCI Holdings, Inc.	113,000	19,487
	Emperador, Inc.	1,390,700	476,153
*††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	17,215	644,113
	GT Capital Holdings, Inc.	45,746	376,563
	International Container Terminal Services, Inc.	623,010	2,194,844
	JG Summit Holdings, Inc.	2,588,029	2,417,518
	Jollibee Foods Corp.	340,410	1,242,929
	Manila Electric Co.	109,980	678,824
	Metro Pacific Investments Corp.	5,864,700	392,701
	Metropolitan Bank & Trust Co.	2,721,908	2,400,916
	PLDT, Inc., Sponsored ADR	34,739	1,064,056
	PLDT, Inc.	102,335	3,088,002
	San Miguel Corp.	1,246,280	2,385,479
	San Miguel Food & Beverage, Inc.	85,800	68,434
	Semirara Mining & Power Corp.	140,700	106,020
	SM Investments Corp.	102,383	1,441,683
	SM Prime Holdings, Inc.	4,214,410	2,800,789
	Union Bank of the Philippines	2,107	3,087
	Universal Robina Corp.	775,650	1,561,997
	Wilcon Depot, Inc.	236,600	118,772
TOTAL PHILIPPINES			34,608,837
POLAND — (0.7%)
#*Ω	Allegro.eu SA	64,248	349,439
	Asseco Poland SA	39,329	612,819
	Bank Handlowy w Warszawie SA	15,729	199,668
*	Bank Millennium SA	96,342	76,953
	Bank Polska Kasa Opieki SA	130,480	2,066,555
	Budimex SA	2,953	161,303
	CD Projekt SA	42,277	831,384
	Cyfrowy Polsat SA	249,518	1,075,487
*Ω	Dino Polska SA	30,321	2,370,791
*	Enea SA	11,499	23,480
	Grupa Lotos SA	166,766	2,919,889
	ING Bank Slaski SA	21,579	808,743
	Inter Cars SA	114	10,104
#*	Jastrzebska Spolka Weglowa SA	9,986	108,851
	KGHM Polska Miedz SA	118,972	2,982,358
	LPP SA	578	1,238,339
*	mBank SA	19,152	916,134
	Orange Polska SA	653,211	847,644
*	PGE Polska Grupa Energetyczna SA	750,189	1,677,215
	Polski Koncern Naftowy Orlen SA	274,268	4,480,148
*	Polskie Gornictwo Naftowe i Gazownictwo SA	904,182	1,351,119
*	Powszechna Kasa Oszczednosci Bank Polski SA	336,889	1,906,620
	Powszechny Zaklad Ubezpieczen SA	318,619	2,087,215
	Santander Bank Polska SA	18,512	939,971
TOTAL POLAND			30,042,229
QATAR — (0.9%)
	Commercial Bank PSQC	971,778	1,957,897
	Industries Qatar QSC	701,060	3,300,733
	Masraf Al Rayan QSC	3,286,012	3,977,979

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Mesaieed Petrochemical Holding Co.	3,448,812	$2,593,270
	Ooredoo QPSC	1,353,316	3,471,718
	Qatar Electricity & Water Co. QSC	382,308	1,946,727
	Qatar Fuel QSC	306,698	1,504,417
	Qatar Gas Transport Co. Ltd.	3,816,139	4,297,636
	Qatar International Islamic Bank QSC	519,046	1,693,062
	Qatar Islamic Bank SAQ	741,196	5,243,679
	Qatar National Bank QPSC	2,466,222	13,660,270
TOTAL QATAR			43,647,388
RUSSIA — (0.0%)
*††	Gazprom PJSC,Sponsored ADR	1,293,312	0
*††	Lukoil PJSC, Sponsored ADR	128,002	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
*††	MMC Norilsk Nickel PJSC,ADR	205,087	0
*††	Mobile TeleSystems PJSC, ADR	294,338	0
*††	Novatek PJSC,GDR	15,415	0
*††	Novolipetsk Steel PJSC,GDR	60,064	0
*††	PhosAgro PJSC	582	0
*††	PhosAgro PJSC,GDR	90,265	0
*††	Polyus PJSC,GDR	20,177	0
*††	Rosneft Oil Co. PJSC,GDR	275,526	0
*††	Rostelecom PJSC,Sponsored ADR	88,099	0
*††	RusHydro PJSC,ADR	808,023	0
*††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
*††	Severstal PAO,GDR	67,875	0
*††	Tatneft PJSC,Sponsored ADR	122,269	0
*††	VK Co. Ltd., GDR	9,666	0
*††	VTB Bank PJSC,GDR	1,705,908	0
*††	X5 Retail Group NV, GDR	81,764	0
SAUDI ARABIA — (4.3%)
	Abdullah Al Othaim Markets Co.	53,471	1,663,112
	Advanced Petrochemical Co.	178,010	2,334,490
	Al Rajhi Bank	1,085,108	26,145,812
	Alinma Bank	667,091	6,805,844
	Almarai Co. JSC	151,226	2,109,412
	Arab National Bank	471,307	3,897,939
	Arabian Centres Co. Ltd.	120,619	642,817
*	Bank AlBilad	326,895	4,329,611
	Bank Al-Jazira	473,561	3,336,731
	Banque Saudi Fransi	470,724	6,452,666
	Bupa Arabia for Cooperative Insurance Co.	61,640	2,646,910
*	Dar Al Arkan Real Estate Development Co.	584,678	1,974,692
	Dr Sulaiman Al Habib Medical Services Group Co.	35,414	1,943,069
*	Emaar Economic City	186,198	504,731
	Etihad Etisalat Co.	943,798	9,529,640
	Jarir Marketing Co.	73,421	3,199,086
*	Mobile Telecommunications Co. Saudi Arabia	1,069,332	3,360,864
	Mouwasat Medical Services Co.	52,804	3,476,828
*	National Industrialization Co.	358,846	1,591,901
*	Rabigh Refining & Petrochemical Co.	649,687	3,227,570
	Riyad Bank	944,253	9,194,611
	SABIC Agri-Nutrients Co.	127,747	4,558,761
	Sahara International Petrochemical Co.	606,937	7,746,330
*	Saudi Arabian Mining Co.	512,286	7,789,785
	Saudi Arabian Oil Co.	496,587	5,307,233
	Saudi Basic Industries Corp.	442,004	11,776,461
	Saudi British Bank	712,216	8,017,922

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Electricity Co.	366,509	$2,425,501
	Saudi Industrial Investment Group	463,238	3,458,230
	Saudi Investment Bank	413,525	2,318,027
*	Saudi Kayan Petrochemical Co.	1,562,459	6,350,859
	Saudi National Bank	945,913	17,756,432
*	Saudi Research & Media Group	46,206	2,389,918
	Saudi Telecom Co.	403,000	10,836,104
	Savola Group	305,124	2,714,267
	Southern Province Cement Co.	85,438	1,335,803
	Yanbu National Petrochemical Co.	267,708	3,559,504
TOTAL SAUDI ARABIA			196,709,473
SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	822,531	8,428,878
	African Rainbow Minerals Ltd.	18,080	254,830
	Anglo American Platinum Ltd.	30,706	2,355,474
	AngloGold Ashanti Ltd., Sponsored ADR	416,896	6,132,540
	Aspen Pharmacare Holdings Ltd.	422,830	3,705,778
	Bid Corp. Ltd.	156,888	2,894,092
	Bidvest Group Ltd.	364,485	4,692,903
	Capitec Bank Holdings Ltd.	41,839	5,028,033
	Clicks Group Ltd.	277,963	4,693,981
*	Discovery Ltd.	488,952	3,778,394
	Exxaro Resources Ltd.	326,361	3,966,991
	FirstRand Ltd.	2,693,023	10,652,987
#	Gold Fields Ltd., Sponsored ADR	696,548	6,408,242
	Impala Platinum Holdings Ltd.	780,393	8,652,618
	Investec Ltd.	262,805	1,404,193
	Kumba Iron Ore Ltd.	34,502	1,028,184
	Mr Price Group Ltd.	256,073	2,788,134
	MTN Group Ltd.	1,917,696	16,094,809
	MultiChoice Group	429,429	3,077,635
	Naspers Ltd., Class N	44,930	6,347,998
	Nedbank Group Ltd.	493,445	6,450,188
	NEPI Rockcastle PLC	331,326	1,827,670
	Ninety One Ltd.	225,714	551,196
*	Northam Platinum Holdings Ltd.	303,245	3,217,712
#	Old Mutual Ltd.	7,858,201	5,359,974
Ω	Pepkor Holdings Ltd.	655,044	796,934
	Sanlam Ltd.	1,640,210	5,386,715
#*	Sasol Ltd., Sponsored ADR	532,788	11,209,859
	Shoprite Holdings Ltd.	295,830	4,002,579
	Sibanye Stillwater Ltd.	2,317,163	5,692,200
#	Sibanye Stillwater Ltd., ADR	214,816	2,135,271
	Standard Bank Group Ltd.	763,379	7,354,509
	Vodacom Group Ltd.	315,489	2,621,274
	Woolworths Holdings Ltd.	1,130,428	3,605,477
TOTAL SOUTH AFRICA			162,598,252
SOUTH KOREA — (11.7%)
*	Alteogen, Inc.	15,144	763,647
	Amorepacific Corp.	9,896	984,845
	Amorepacific Group	32,258	917,948
	BGF retail Co. Ltd.	9,471	1,319,431
	BNK Financial Group, Inc.	332,888	1,741,843
	Celltrion Healthcare Co. Ltd.	27,674	1,545,384
*	Celltrion Pharm, Inc.	11,394	744,055
	Celltrion, Inc.	41,152	6,024,877

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cheil Worldwide, Inc.	69,463	$1,219,762
#	Chunbo Co. Ltd.	2,514	458,727
	CJ CheilJedang Corp.	8,824	2,659,677
	CJ Corp.	23,149	1,422,473
	CJ ENM Co. Ltd.	15,033	1,179,184
*	CJ Logistics Corp.	12,076	1,083,788
	Com2uSCorp	2,949	175,091
*	CosmoAM&T Co. Ltd.	11,478	475,658
	Coway Co. Ltd.	56,244	2,774,592
	CS Wind Corp.	16,801	721,305
	Daeduck Electronics Co. Ltd.	12,770	281,062
*	Daewoo Engineering & Construction Co. Ltd.	255,894	1,036,677
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	31,106	477,464
	Daewoong Co. Ltd.	1,530	33,301
	Daewoong Pharmaceutical Co. Ltd.	611	86,457
	DB HiTek Co. Ltd.	43,177	1,503,243
	DB Insurance Co. Ltd.	108,717	5,059,711
#	DL E&C Co. Ltd.	57,621	1,803,557
#	DL Holdings Co. Ltd.	17,437	873,839
#	Dongjin Semichem Co. Ltd.	23,898	656,644
	Dongkuk Steel Mill Co. Ltd.	41,126	421,794
	Dongsuh Cos., Inc.	23,600	460,204
*	Dongwha Enterprise Co. Ltd.	922	46,965
	Dongwon Systems Corp.	531	22,285
	Doosan Bobcat, Inc.	59,853	1,437,650
*	Doosan Enerbility	503,665	7,307,144
#*	Doosan Fuel Cell Co. Ltd.	28,267	719,776
	Douzone Bizon Co. Ltd.	12,968	321,956
#	Ecopro BM Co. Ltd.	19,332	1,787,681
	Ecopro Co. Ltd.	10,233	706,895
	E-MART, Inc.	19,906	1,734,805
	Fila Holdings Corp.	68,044	1,595,667
	Foosung Co. Ltd.	45,505	651,213
	Green Cross Corp.	4,063	541,732
	GS Engineering & Construction Corp.	80,479	1,850,158
	GS Holdings Corp.	66,891	2,144,153
	GS Retail Co. Ltd.	60,832	1,151,721
	Hana Financial Group, Inc.	337,861	9,681,909
*	Hanjin Kal Corp.	6,881	317,756
	Hankook Tire & Technology Co. Ltd.	92,419	2,477,348
	Hanmi Pharm Co. Ltd.	3,574	851,781
	Hanmi Science Co. Ltd.	7,614	240,247
#	Hanon Systems	115,792	950,438
#	Hansol Chemical Co. Ltd.	9,131	1,546,093
#	Hanssem Co. Ltd.	6,585	291,655
#	Hanwha Aerospace Co. Ltd.	44,162	2,199,798
#	Hanwha Corp.	56,544	1,202,192
*	Hanwha Life Insurance Co. Ltd.	349,192	620,574
*	Hanwha Solutions Corp.	106,218	3,588,611
	HD Hyundai Co. Ltd.	50,425	2,211,108
	Hite Jinro Co. Ltd.	24,304	566,581
*	HLB, Inc.	63,504	2,059,050
#	HMM Co. Ltd.	329,706	6,330,474
	Hotel Shilla Co. Ltd.	24,176	1,339,081
*	Hugel, Inc.	2,731	282,800
*	HYBE Co. Ltd.	3,791	514,787
	Hyosung Advanced Materials Corp.	2,410	732,248
	Hyosung Corp.	9,034	534,111
	Hyosung TNC Corp.	2,049	545,303

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Autoever Corp.	3,482	$337,807
	Hyundai Department Store Co. Ltd.	6,109	313,787
#*	Hyundai Doosan Infracore Co. Ltd.	223,139	959,580
	Hyundai Elevator Co. Ltd.	15,545	337,284
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,757,618
	Hyundai Glovis Co. Ltd.	19,151	2,687,891
	Hyundai Marine & Fire Insurance Co. Ltd.	127,359	3,217,199
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	1,097,355
	Hyundai Mobis Co. Ltd.	30,916	5,441,435
	Hyundai Motor Co.	59,619	9,015,177
#*	Hyundai Rotem Co. Ltd.	47,080	964,592
	Hyundai Steel Co.	101,051	2,658,055
#	Hyundai Wia Corp.	16,610	874,174
#	Iljin Materials Co. Ltd.	12,480	709,330
	Industrial Bank of Korea	314,491	2,276,069
	JB Financial Group Co. Ltd.	41,512	238,640
	JYP Entertainment Corp.	19,986	857,180
	Kakao Corp.	86,689	5,005,967
#*	Kakao Games Corp.	13,055	511,755
*	Kangwon Land, Inc.	26,156	522,826
	KB Financial Group, Inc.	209,982	7,809,625
*	KB Financial Group, Inc., ADR	30,584	1,134,055
	KCC Corp.	4,724	1,062,208
	KCC Glass Corp.	1,839	67,961
	KEPCO Engineering & Construction Co., Inc.	4,509	228,400
	KEPCO Plant Service & Engineering Co. Ltd.	12,026	355,112
	KG Dongbu Steel	19,170	181,980
	Kia Corp.	144,165	9,025,793
	KIWOOM Securities Co. Ltd.	35,015	2,280,073
*	KMW Co. Ltd.	13,691	335,622
	Kolon Industries, Inc.	14,644	618,229
	Korea Aerospace Industries Ltd.	31,128	1,368,990
*	Korea Electric Power Corp., Sponsored ADR	54,229	467,454
*	Korea Electric Power Corp.	92,178	1,587,573
	Korea Gas Corp.	24,489	702,029
	Korea Investment Holdings Co. Ltd.	62,842	3,057,803
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	39,696	2,594,040
	Korea Zinc Co. Ltd.	4,721	1,735,603
*	Korean Air Lines Co. Ltd.	153,072	2,990,900
	KT Corp., Sponsored ADR	82,100	1,182,240
	KT&G Corp.	71,621	4,514,201
#	Kumho Petrochemical Co. Ltd.	35,567	3,552,935
*	L&F Co. Ltd.	8,283	1,465,721
#	LEENO Industrial, Inc.	10,832	1,100,818
	LG Chem Ltd.	21,330	9,934,541
	LG Corp.	73,098	4,562,465
#	LG Display Co. Ltd., ADR	327,393	1,941,440
#	LG Display Co. Ltd.	221,348	2,616,846
	LG Electronics, Inc.	157,679	11,501,474
	LG Household & Health Care Ltd.	5,486	3,297,247
	LG Innotek Co. Ltd.	9,241	2,590,988
	LG Uplus Corp.	446,951	4,306,862
	LIG Nex1 Co. Ltd.	4,208	286,283
	Lotte Chemical Corp.	17,322	2,356,785
#	Lotte Chilsung Beverage Co. Ltd.	2,724	372,405
	Lotte Corp.	29,812	858,043
#	LOTTE Fine Chemical Co. Ltd.	13,755	697,755
	Lotte Shopping Co. Ltd.	12,790	940,946
	LS Corp.	19,269	874,458

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LS Electric Co. Ltd.	17,507	$782,591
	LX Semicon Co. Ltd.	10,340	795,612
	Macquarie Korea Infrastructure Fund	218,569	2,188,742
	Mando Corp.	42,546	1,880,812
#	Meritz Financial Group, Inc.	62,223	1,256,863
	Meritz Fire & Marine Insurance Co. Ltd.	47,853	1,272,080
#	Meritz Securities Co. Ltd.	397,797	1,484,726
	Mirae Asset Securities Co. Ltd.	333,586	1,695,237
	NAVER Corp.	36,928	7,387,124
	NCSoft Corp.	5,915	1,699,316
#Ω	Netmarble Corp.	11,868	660,032
	NH Investment & Securities Co. Ltd.	177,468	1,360,491
	NongShim Co. Ltd.	2,665	573,595
#	OCI Co. Ltd.	26,618	2,519,505
	Orion Corp.	19,068	1,476,203
	Osstem Implant Co. Ltd.	7,119	608,819
	Ottogi Corp.	1,318	455,845
	Pan Ocean Co. Ltd.	365,699	1,591,863
#*	Pearl Abyss Corp.	18,229	750,997
#	POSCO Chemical Co. Ltd.	10,158	1,030,950
	POSCO Holdings, Inc.	48,345	9,028,807
#	Posco International Corp.	84,360	1,338,216
	S-1 Corp.	18,026	884,641
*Ω	Samsung Biologics Co. Ltd.	5,071	3,377,624
	Samsung C&T Corp.	40,508	3,760,528
	Samsung Card Co. Ltd.	26,138	645,001
	Samsung Electro-Mechanics Co. Ltd.	51,069	5,623,685
	Samsung Electronics Co. Ltd.	3,140,501	148,656,059
*	Samsung Engineering Co. Ltd.	125,475	1,899,246
	Samsung Fire & Marine Insurance Co. Ltd.	40,945	6,220,442
*	Samsung Heavy Industries Co. Ltd.	482,742	2,092,787
	Samsung Life Insurance Co. Ltd.	59,066	2,761,149
	Samsung SDI Co. Ltd.	19,354	8,507,042
	Samsung SDS Co. Ltd.	21,777	2,284,135
	Samsung Securities Co. Ltd.	74,696	2,014,776
#	Seegene, Inc.	39,238	1,203,488
	SFA Engineering Corp.	3,472	113,258
	Shinhan Financial Group Co. Ltd.	380,795	10,486,804
	Shinhan Financial Group Co. Ltd., ADR	46,849	1,288,816
	Shinsegae, Inc.	10,056	1,694,910
*	SK Biopharmaceuticals Co. Ltd.	12,316	740,448
	SK Chemicals Co. Ltd.	16,043	1,300,613
	SK Hynix, Inc.	372,004	28,122,310
*	SK Innovation Co. Ltd.	42,542	6,163,124
	SK Networks Co. Ltd.	242,361	811,501
	SK Telecom Co. Ltd.	14,597	602,497
	SK, Inc.	42,871	7,271,784
	SKC Co. Ltd.	11,449	1,203,384
	SL Corp.	9,361	226,400
	SM Entertainment Co. Ltd.	8,908	475,834
	S-Oil Corp.	33,286	2,372,471
	Solus Advanced Materials Co. Ltd.	5,507	177,894
	Soulbrain Co. Ltd.	4,534	815,515
#	Ssangyong C&E Co. Ltd.	107,296	551,560
	ST Pharm Co. Ltd.	2,275	158,642
*	Studio Dragon Corp.	9,633	567,594
#*	Taihan Electric Wire Co. Ltd.	170,351	231,576
	Tokai Carbon Korea Co. Ltd.	1,652	163,327
	Wemade Co. Ltd.	8,431	386,431

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	WONIK IPS Co. Ltd.	21,433	$522,460
	Woori Financial Group, Inc.	563,198	5,168,291
	Youngone Corp.	18,847	586,492
#	Yuhan Corp.	28,751	1,279,992
TOTAL SOUTH KOREA			542,604,567
TAIWAN — (16.4%)
	Accton Technology Corp.	390,000	3,254,891
#	Acer, Inc.	4,172,811	3,166,028
	Advanced Energy Solution Holding Co. Ltd.	18,000	644,969
#	Advantech Co. Ltd.	175,190	2,015,434
#	Airtac International Group	159,602	4,374,966
#	Alchip Technologies Ltd.	68,000	1,616,013
	ASE Technology Holding Co. Ltd., ADR	27,294	160,763
	ASE Technology Holding Co. Ltd.	3,304,782	9,630,271
	Asia Cement Corp.	2,725,758	3,782,280
#	ASMedia Technology, Inc.	20,000	655,813
#	ASPEED Technology, Inc.	25,300	1,632,955
#	Asustek Computer, Inc.	631,180	5,954,318
#	AU Optronics Corp.	11,326,873	5,086,213
	Catcher Technology Co. Ltd.	783,429	4,474,499
	Cathay Financial Holding Co. Ltd.	3,827,340	5,838,821
	Chailease Holding Co. Ltd.	1,317,016	9,366,307
#	Chang Hwa Commercial Bank Ltd.	4,537,403	2,701,732
	Cheng Shin Rubber Industry Co. Ltd.	2,224,965	2,640,470
	Chicony Electronics Co. Ltd.	818,497	2,170,572
	China Airlines Ltd.	6,027,536	4,605,748
#	China Development Financial Holding Corp.	13,783,045	5,966,554
#	China Steel Corp.	11,906,932	11,086,144
#	Chipbond Technology Corp.	986,000	1,807,085
	Chroma ATE, Inc.	390,000	2,251,693
#	Chung Hung Steel Corp.	940,000	796,261
	Chunghwa Telecom Co. Ltd., Sponsored ADR	117,361	4,714,391
	Chunghwa Telecom Co. Ltd.	683,000	2,771,354
#	Compal Electronics, Inc.	5,218,541	3,985,288
#	Compeq Manufacturing Co. Ltd.	810,000	1,327,521
#	CTBC Financial Holding Co. Ltd.	16,024,175	12,310,888
	Delta Electronics, Inc.	1,134,486	9,866,759
	E Ink Holdings, Inc.	270,000	1,776,272
	E.Sun Financial Holding Co. Ltd.	9,531,922	8,786,409
#	Eclat Textile Co. Ltd.	183,402	2,507,570
#	Elan Microelectronics Corp.	333,000	1,212,793
#	Elite Material Co. Ltd.	288,000	1,612,513
	eMemory Technology, Inc.	64,000	2,544,162
#	Eternal Materials Co. Ltd.	808,591	869,591
*	Eva Airways Corp.	3,439,758	3,946,789
	Evergreen Marine Corp. Taiwan Ltd.	2,618,222	8,413,338
	Far Eastern International Bank	432,098	163,467
	Far Eastern New Century Corp.	3,222,085	3,278,282
	Far EasTone Telecommunications Co. Ltd.	1,489,000	3,754,175
#	Faraday Technology Corp.	122,000	643,553
	Farglory Land Development Co. Ltd.	48,000	101,119
	Feng TAY Enterprise Co. Ltd.	352,559	1,975,078
#	First Financial Holding Co. Ltd.	9,129,084	8,246,147
	Formosa Chemicals & Fibre Corp.	3,269,518	7,664,784
#	Formosa Petrochemical Corp.	462,000	1,306,489
#	Formosa Plastics Corp.	2,047,153	6,314,097
	Formosa Sumco Technology Corp.	85,000	491,311
#	Formosa Taffeta Co. Ltd.	699,000	605,884

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Foxconn Technology Co. Ltd.	1,025,627	$1,692,325
	Fubon Financial Holding Co. Ltd.	3,401,554	6,389,521
#	Genius Electronic Optical Co. Ltd.	130,695	1,736,074
#	Giant Manufacturing Co. Ltd.	394,506	3,227,764
#	Gigabyte Technology Co. Ltd.	662,000	2,045,502
	Global Unichip Corp.	76,000	1,293,269
	Globalwafers Co. Ltd.	273,000	4,135,493
	HannStar Display Corp.	1,611,000	528,494
#	Highwealth Construction Corp.	909,841	1,380,435
	Hiwin Technologies Corp.	374,853	2,709,712
	Hon Hai Precision Industry Co. Ltd.	5,794,322	21,176,771
	Hotai Finance Co. Ltd.	42,000	144,975
	Hotai Motor Co. Ltd.	288,000	5,832,845
	Hua Nan Financial Holdings Co. Ltd.	7,179,401	5,554,098
#	Innolux Corp.	13,509,241	4,678,672
#	International Games System Co. Ltd.	146,000	1,730,441
#	Inventec Corp.	2,864,550	2,275,145
#	King Yuan Electronics Co. Ltd.	1,629,000	2,148,945
	King's Town Bank Co. Ltd.	329,000	383,691
#	Kinsus Interconnect Technology Corp.	315,000	1,444,792
#	Largan Precision Co. Ltd.	74,860	5,250,883
	Lien Hwa Industrial Holdings Corp.	839,106	1,683,926
	Lite-On Technology Corp.	2,650,410	5,815,509
#	Lotes Co. Ltd.	76,139	1,786,114
	Macronix International Co. Ltd.	2,734,074	2,997,717
	Makalot Industrial Co. Ltd.	272,000	1,288,954
	MediaTek, Inc.	799,995	18,431,947
#*	Medigen Vaccine Biologics Corp.	31,000	213,239
#	Mega Financial Holding Co. Ltd.	8,306,369	9,839,833
#	Merida Industry Co. Ltd.	207,287	1,600,545
#	Micro-Star International Co. Ltd.	1,037,000	4,105,377
#	momo.com, Inc.	63,000	1,726,901
	Nan Ya Plastics Corp.	2,602,599	5,865,253
#	Nan Ya Printed Circuit Board Corp.	277,000	2,244,185
#	Nanya Technology Corp.	1,356,010	2,382,291
	Nien Made Enterprise Co. Ltd.	254,000	2,439,903
#	Novatek Microelectronics Corp.	839,000	7,474,476
#	Nuvoton Technology Corp.	171,000	689,850
*	Oneness Biotech Co. Ltd.	191,000	1,204,181
	Parade Technologies Ltd.	59,000	2,221,843
#	Pegatron Corp.	2,363,345	4,919,978
*	PharmaEssentia Corp.	88,000	1,672,767
	Phison Electronics Corp.	149,000	1,461,583
	Pou Chen Corp.	2,710,487	2,433,709
#	Powerchip Semiconductor Manufacturing Corp.	3,154,000	3,738,592
	Powertech Technology, Inc.	1,292,819	3,705,730
#	President Chain Store Corp.	347,831	3,288,878
	Qisda Corp.	1,617,000	1,549,652
	Quanta Computer, Inc.	2,513,000	7,134,246
#	Radiant Opto-Electronics Corp.	649,000	2,031,171
#	Realtek Semiconductor Corp.	574,950	6,611,774
	Ruentex Development Co. Ltd.	1,237,483	2,273,630
#	Ruentex Industries Ltd.	509,741	1,055,624
	Shanghai Commercial & Savings Bank Ltd.	3,011,000	5,054,603
	Shin Kong Financial Holding Co. Ltd.	13,710,712	3,919,195
	Silergy Corp.	124,000	2,320,581
#	Simplo Technology Co. Ltd.	260,000	2,298,038
#	Sinbon Electronics Co. Ltd.	190,000	1,764,568
#	Sino-American Silicon Products, Inc.	758,000	3,616,325

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	SinoPac Financial Holdings Co. Ltd.	10,092,623	$5,716,265
	Standard Foods Corp.	442,418	632,946
	Synnex Technology International Corp.	1,370,343	2,542,219
#	TA Chen Stainless Pipe	2,000,823	2,345,707
#	Taichung Commercial Bank Co. Ltd.	2,793,446	1,243,826
#	Taishin Financial Holding Co. Ltd.	9,624,036	5,066,109
#	Taiwan Business Bank	6,998,336	2,904,638
	Taiwan Cement Corp.	5,147,701	6,680,011
#	Taiwan Cooperative Financial Holding Co. Ltd.	7,860,549	7,206,835
#	Taiwan FamilyMart Co. Ltd.	48,000	300,053
	Taiwan Fertilizer Co. Ltd.	650,000	1,394,043
	Taiwan Glass Industry Corp.	1,402,375	834,780
	Taiwan High Speed Rail Corp.	1,713,000	1,674,115
	Taiwan Mobile Co. Ltd.	1,308,300	4,439,697
	Taiwan Secom Co. Ltd.	335,670	1,151,980
#	Taiwan Semiconductor Manufacturing Co. Ltd.	12,971,808	222,460,865
*	Tatung Co. Ltd.	1,748,000	2,039,825
	Teco Electric & Machinery Co. Ltd.	1,902,000	1,871,821
	Tong Hsing Electronic Industries Ltd.	33,000	216,918
	Tripod Technology Corp.	623,870	2,140,559
	Tung Ho Steel Enterprise Corp.	321,040	556,965
	U-Ming Marine Transport Corp.	289,000	406,208
#	Unimicron Technology Corp.	736,000	3,926,337
#	Uni-President Enterprises Corp.	4,631,033	10,902,069
#	United Microelectronics Corp.	6,727,000	9,049,557
#	Vanguard International Semiconductor Corp.	1,550,000	3,733,235
	Voltronic Power Technology Corp.	75,224	3,694,794
	Walsin Lihwa Corp.	2,671,000	3,038,624
	Walsin Technology Corp.	395,000	1,350,291
	Wan Hai Lines Ltd.	942,747	3,387,499
#	Win Semiconductors Corp.	416,034	2,210,012
	Winbond Electronics Corp.	4,548,407	3,541,032
††	Wintek Corp.	604,760	6,930
	Wisdom Marine Lines Co. Ltd.	390,000	895,380
	Wistron Corp.	4,067,699	3,608,146
#	Wiwynn Corp.	75,000	1,855,239
	WPG Holdings Ltd.	1,859,039	3,123,495
	WT Microelectronics Co. Ltd.	87,000	201,577
#	Yageo Corp.	377,682	4,360,737
	Yang Ming Marine Transport Corp.	2,345,000	7,072,019
#	YFY, Inc.	1,334,000	1,076,261
*	Yieh Phui Enterprise Co. Ltd.	499,000	273,028
#	Yuanta Financial Holding Co. Ltd.	9,048,398	6,065,125
	Yulon Finance Corp.	336,609	2,015,779
	Yulon Motor Co. Ltd.	19,000	29,149
#	Zhen Ding Technology Holding Ltd.	971,700	3,680,463
TOTAL TAIWAN			760,416,522
THAILAND — (2.2%)
	Advanced Info Service PCL	733,300	4,004,165
	AEON Thana Sinsap Thailand PCL	143,100	645,330
*	Airports of Thailand PCL	1,898,400	3,622,999
	Asset World Corp. PCL	5,732,900	778,715
	B Grimm Power PCL	326,700	337,262
	Bangchak Corp. PCL	1,721,700	1,379,792
	Bangkok Bank PCL	462,200	1,663,719
	Bangkok Bank PCL, NVDR	126,700	456,065
	Bangkok Chain Hospital PCL	2,893,600	1,595,764
	Bangkok Commercial Asset Management PCL	1,737,200	797,573

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Dusit Medical Services PCL, Class F	4,406,100	$3,201,934
	Bangkok Expressway & Metro PCL	3,479,999	822,494
	Bangkok Life Assurance PCL, NVDR	494,900	510,899
	Banpu PCL	8,234,566	2,997,641
	Banpu Power PCL	669,100	274,475
	Berli Jucker PCL	1,097,400	968,908
*	Beyond Securities PCL	91,100	28,708
	BTS Group Holdings PCL	4,536,300	1,059,826
	Bumrungrad Hospital PCL	171,300	846,960
	Carabao Group PCL, Class F	163,600	500,000
	Central Pattana PCL	882,500	1,522,378
*	Central Plaza Hotel PCL	315,800	360,326
	Central Retail Corp. PCL	1,073,050	1,064,013
	Charoen Pokphand Foods PCL	2,571,400	1,763,864
	Chularat Hospital PCL, Class F	5,351,800	543,758
	CK Power PCL	1,368,200	198,855
	Com7 PCL, Class F	1,312,700	1,087,676
	CP ALL PCL	2,280,200	3,794,139
	Delta Electronics Thailand PCL	115,000	1,480,848
	Dohome PCL	773,400	338,271
	Electricity Generating PCL	120,500	605,610
	Energy Absolute PCL	823,900	1,852,152
*	Esso Thailand PCL	1,330,000	382,994
	Forth Corp. PCL	116,000	140,234
	Global Power Synergy PCL, Class F	282,900	520,687
	Gulf Energy Development PCL	1,161,100	1,490,409
	Gunkul Engineering PCL	5,933,900	870,499
	Hana Microelectronics PCL	33,600	41,760
	Home Product Center PCL	3,733,413	1,348,938
	Indorama Ventures PCL	1,401,500	1,665,733
	Intouch Holdings PCL, Class F	356,100	677,180
	IRPC PCL	22,011,000	1,949,358
*	Jasmine Technology Solution PCL	87,000	1,304,645
	Jay Mart PCL	238,900	309,901
	JMT Network Services PCL, Class F	248,053	503,721
	Kasikornbank PCL	121,700	482,700
	Kasikornbank PCL, NVDR	5,500	21,815
	KCE Electronics PCL	986,100	1,681,004
	Kiatnakin Phatra Bank PCL	327,800	585,516
	Krung Thai Bank PCL	1,429,987	617,680
	Krungthai Card PCL	556,600	865,671
	Land & Houses PCL	6,942,300	1,603,085
	Mega Lifesciences PCL	422,100	559,016
*	Minor International PCL	1,133,983	1,032,014
	MK Restaurants Group PCL	309,800	429,226
	Muangthai Capital PCL	754,100	988,463
	Osotspa PCL	1,097,300	931,557
*	PSG Corp. PCL	1,285,200	35,264
	PTT Exploration & Production PCL	1,189,455	5,250,922
	PTT Global Chemical PCL	1,336,772	1,606,959
	PTT PCL	6,782,700	6,403,119
	Ramkhamhaeng Hospital PCL, Class F	14,300	20,881
	Ratch Group PCL	676,900	703,380
	Regional Container Lines PCL	611,000	622,453
	SCB X PCL	355,366	979,887
	SCG Packaging PCL	753,600	1,044,108
	Siam Cement PCL, NVDR	54,900	556,308
	Siam Cement PCL	370,900	3,758,373
	Siam City Cement PCL	94,089	388,523

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siam Global House PCL	1,544,492	$788,820
	Singer Thailand PCL	118,200	133,260
	Sri Trang Agro-Industry PCL	1,620,108	955,076
	Sri Trang Gloves Thailand PCL	1,188,400	526,241
	Srisawad Corp. PCL	1,031,672	1,394,341
	Star Petroleum Refining PCL	2,666,000	847,384
*	STARK Corp. PCL	2,102,900	246,795
	Supalai PCL	1,364,700	719,239
	Thai Oil PCL	1,530,300	2,130,613
	Thai Union Group PCL, Class F	4,515,940	1,999,723
	Thanachart Capital PCL	240,800	246,949
	Thonburi Healthcare Group PCL	455,000	800,360
	Tisco Financial Group PCL	309,700	744,592
	TMBThanachart Bank PCL	25,424,697	828,841
	TOA Paint Thailand PCL	655,100	489,412
	Total Access Communication PCL	772,800	965,738
	True Corp. PCL	17,144,931	2,207,742
	TTW PCL	1,054,700	297,986
	VGI PCL	3,334,370	394,943
	WHA Corp. PCL	8,082,200	658,696
TOTAL THAILAND			100,855,853
TURKEY — (0.4%)
#	Akbank TAS	3,164,956	1,532,177
	Aksa Akrilik Kimya Sanayii AS	41,592	136,800
#	Aksa Enerji Uretim AS	237,721	400,879
	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,645	480,099
#	Arcelik AS	76,332	277,123
	Aselsan Elektronik Sanayi Ve Ticaret AS	276,008	342,361
	BIM Birlesik Magazalar AS	283,141	1,459,363
	Borusan Yatirim ve Pazarlama AS	2,256	50,257
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,590	22,157
	Coca-Cola Icecek AS	53,405	433,315
	Dogus Otomotiv Servis ve Ticaret AS	9,274	43,928
#Ω	Enerjisa Enerji AS	87,431	74,028
	Enka Insaat ve Sanayi AS	775,859	809,440
#	Eregli Demir ve Celik Fabrikalari TAS	968,005	1,499,459
	Ford Otomotiv Sanayi AS	45,341	771,333
*	Gubre Fabrikalari TAS	17,401	86,757
#*	Hektas Ticaret TAS	95,144	175,031
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	194,015	91,943
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	106,371	50,177
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	924,114	553,520
	KOC Holding AS	394,102	814,604
#	Koza Altin Isletmeleri AS	22,016	199,032
*	Koza Anadolu Metal Madencilik Isletmeleri AS	251,025	398,658
	Otokar Otomotiv Ve Savunma Sanayi AS	12,650	338,649
*	Oyak Cimento Fabrikalari AS	119,573	84,398
*	Pegasus Hava Tasimaciligi AS	35,848	335,471
#*	Petkim Petrokimya Holding AS	1,742,334	867,952
#*	Sasa Polyester Sanayi AS	263,986	658,144
#*	TAV Havalimanlari Holding AS	190,894	599,816
	Tofas Turk Otomobil Fabrikasi AS	74,286	306,719
*	Turk Hava Yollari AO	306,328	861,675
#	Turk Telekomunikasyon AS	467,239	236,809
	Turk Traktor ve Ziraat Makineleri AS	7,711	102,573
#	Turkcell Iletisim Hizmetleri AS	972,496	924,018
#*	Turkiye Halk Bankasi AS	384,954	104,860
	Turkiye Is Bankasi AS, Class C	2,062,210	604,446

The Emerging Markets Series
CONTINUED
	Shares	Value»
TURKEY — (Continued)
#* Turkiye Petrol Rafinerileri AS	64,525	$966,539
# Turkiye Sise ve Cam Fabrikalari AS	729,541	891,478
#* Turkiye Vakiflar Bankasi TAO, Class D	822,870	179,709
Vestel Beyaz Esya Sanayi ve Ticaret AS	296,319	139,013
# Yapi ve Kredi Bankasi AS	3,271,613	870,812
TOTAL TURKEY		19,775,522
UNITED ARAB EMIRATES — (1.3%)
Abu Dhabi Commercial Bank PJSC	2,287,939	5,686,811
Abu Dhabi Islamic Bank PJSC	1,950,220	4,833,085
Abu Dhabi National Oil Co. for Distribution PJSC	1,813,595	2,114,811
Aldar Properties PJSC	3,907,903	5,220,630
Dubai Islamic Bank PJSC	3,667,354	5,876,954
Emaar Properties PJSC	4,073,329	6,112,814
Emirates Integrated Telecommunications Co. PJSC	207,413	345,997
Emirates NBD Bank PJSC	1,182,223	4,449,415
Emirates Telecommunications Group Co. PJSC	1,616,568	12,268,828
First Abu Dhabi Bank PJSC	2,034,757	10,768,943
* International Holding Co. PJSC	24,261	1,953,457
TOTAL UNITED ARAB EMIRATES		59,631,745
UNITED STATES — (0.0%)
Sempra Energy	9,788	1,603,210
TOTAL COMMON STOCKS		4,510,986,221
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Alpargatas SASeries D	117,103	497,690
Banco Bradesco SA	2,373,138	7,994,394
Braskem SA Class A	48,439	343,485
Centrais Eletricas Brasileiras SA Class B	103,746	949,015
Cia de Transmissao de Energia Eletrica Paulista	122,300	538,687
Cia Energetica de Minas Gerais	1,094,369	2,377,361
Cia Paranaense de Energia	1,024,326	1,383,823
Gerdau SA	653,216	3,088,008
Itau Unibanco Holding SA	2,317,176	10,578,013
Petroleo Brasileiro SA	2,024,507	13,362,114
TOTAL BRAZIL		41,112,590
CHILE — (0.0%)
Embotelladora Andina SA Class B	481,833	874,261
COLOMBIA — (0.0%)
Banco Davivienda SA	49,344	352,441
Grupo Argos SA	23,167	41,611
Grupo Aval Acciones y Valores SA	3,354,204	578,986
Grupo de Inversiones Suramericana SA	84,488	303,502
TOTAL COLOMBIA		1,276,540
SOUTH KOREA — (0.0%)
Hyundai Engineering & Construction Co. Ltd.	1,442	77,544
TAIWAN — (0.0%)
China Development Financial Holding Corp.	1,176,143	333,212
TOTAL PREFERRED STOCKS		43,674,147

The Emerging Markets Series
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
*	Yinson Holdings Bhd	174,274	$17,230
TAIWAN — (0.0%)
*	Hiwin Technologies Corp.	11,439	21,205
*	Walsin Lihwa Corp.	186,820	5,615
*	Yulon Finance Corp.	27,926	26,582
TOTAL TAIWAN			53,402
THAILAND — (0.0%)
*	VGI PCL	70	0
TOTAL RIGHTS/WARRANTS			70,632
TOTAL INVESTMENT SECURITIES (Cost $3,064,589,656)			4,554,731,000

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	6,249,364	72,286,393
TOTAL INVESTMENTS — (100.0%)
(Cost $3,136,875,883)^^			$4,627,017,393
As of July 31, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	09/16/22	$33,628,020	$32,451,250	$(1,176,770)
Total Futures Contracts			$33,628,020	$32,451,250	$(1,176,770)
Summary of the Series' investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$173,826,256	—	—	$173,826,256
Chile	12,628,943	$11,885,311	—	24,514,254
China	192,384,606	1,115,302,311	$646,824	1,308,333,741
Colombia	6,953,982	—	—	6,953,982
Czech Republic	—	8,493,835	—	8,493,835
Egypt	1,884	1,846,806	—	1,848,690
Greece	—	13,376,237	11,607	13,387,844
Hungary	—	10,053,700	—	10,053,700
India	29,693,030	702,978,950	—	732,671,980
Indonesia	—	97,952,157	—	97,952,157
Malaysia	—	74,437,753	—	74,437,753
Mexico	100,521,395	—	—	100,521,395
Peru	5,497,036	—	—	5,497,036
Philippines	1,064,056	33,544,781	—	34,608,837
Poland	—	30,042,229	—	30,042,229
Qatar	—	43,647,388	—	43,647,388

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Saudi Arabia	—	$196,709,473	—	$196,709,473
South Africa	$25,885,912	136,712,340	—	162,598,252
South Korea	6,014,005	536,590,562	—	542,604,567
Taiwan	4,875,154	755,534,438	$6,930	760,416,522
Thailand	98,353,208	2,502,645	—	100,855,853
Turkey	—	19,775,522	—	19,775,522
United Arab Emirates	—	59,631,745	—	59,631,745
United States	—	1,603,210	—	1,603,210
Preferred Stocks
Brazil	41,112,590	—	—	41,112,590
Chile	—	874,261	—	874,261
Colombia	1,276,540	—	—	1,276,540
South Korea	—	77,544	—	77,544
Taiwan	—	333,212	—	333,212
Rights/Warrants
Malaysia	—	17,230	—	17,230
Taiwan	—	53,402	—	53,402
Securities Lending Collateral	—	72,286,393	—	72,286,393
Futures Contracts**	(1,176,770)	—	—	(1,176,770)
TOTAL	$698,911,827	$3,926,263,435	$665,361^	$4,625,840,623
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.6%)
BELGIUM — (0.0%)
	BIODYNE Co. Ltd.	552	$11,720
BRAZIL — (4.5%)
*	3R Petroleum Oleo E Gas SA	399,698	2,628,037
	AES Brasil Energia SA	968,740	2,012,708
	Aliansce Sonae Shopping Centers SA	329,671	1,074,884
*	Alliar Medicos A Frente SA	202,000	803,846
	Allied Tecnologia SA	10,800	21,959
	Alper Consultoria e Corretora de Seguros SA	15,700	78,893
	Alupar Investimento SA	487,851	2,569,324
	Americanas SA	238,561	645,495
*	Anima Holding SA	1,034,673	895,873
	Arezzo Industria e Comercio SA	140,854	2,154,692
	Auren Energia SA	1,079,830	2,961,440
#*	Azul SA, ADR	206,412	1,401,537
	Banco Modal SA	51,900	90,076
	Bemobi Mobile Tech SA	56,200	140,226
*	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	472,836
*	Blau Farmaceutica SA	13,100	71,069
	Boa Safra Sementes SA	17,800	36,913
	Boa Vista Servicos SA	133,793	139,117
	BR Malls Participacoes SA	2,734,967	4,191,703
	BR Properties SA	651,053	1,059,482
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	207,535	962,247
*	BRF SA	2,061,492	6,358,867
*	C&A MODAS SA	27,320	14,837
	Camil Alimentos SA	458,508	810,836
	Cia Brasileira de Distribuicao	456,026	1,437,503
	Cia de Saneamento de Minas Gerais-COPASA	623,774	1,446,684
	Cia de Saneamento do Parana	1,214,637	4,338,241
	Cia de Saneamento do Parana	387,000	263,281
	Cia Paranaense de Energia	480,084	600,325
	Cielo SA	3,039,042	2,601,990
*	Cogna Educacao	4,570,428	1,996,322
*	Construtora Tenda SA	273,378	206,588
	CSU Cardsystem SA	67,914	185,861
	Cury Construtora e Incorporadora SA	236,064	370,468
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	772,468	1,885,598
	Dexco SA	1,141,000	2,150,084
	Diagnosticos da America SA	12,200	45,224
	Dimed SA Distribuidora da Medicamentos	157,832	334,937
	Direcional Engenharia SA	326,075	746,164
*	Dommo Energia SA	644,216	191,742
*	EcoRodovias Infraestrutura e Logistica SA	880,278	968,049
	EDP - Energias do Brasil SA	1,020,878	4,281,528
*	Eletromidia SA	25,100	53,362
*	Embraer SA	1,203,609	2,733,307
#*	Embraer SA, Sponsored ADR	410,516	3,743,906
*	Empreendimentos Pague Menos SA	245,422	212,973
	Enauta Participacoes SA	355,424	1,272,880
	Energisa SA	448,100	3,814,059
*	Eneva SA	2,159,022	6,346,751
	Eternit SA	86,200	188,423
	Even Construtora e Incorporadora SA	295,494	304,969
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,193,245

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Fleury SA	644,600	$2,014,492
	Fras-Le SA	119,199	273,457
*	Gafisa SA	718,605	170,829
	Gafisa SA, ADR	70,307	21,795
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	114,800	100,287
#	Gol Linhas Aereas Inteligentes SA, ADR	225,868	745,364
Ω	GPS Participacoes e Empreendimentos SA	115,100	276,066
	Grendene SA	883,823	1,217,923
*	Grupo Mateus SA	730,300	605,513
	Grupo SBF SA	217,524	874,872
	Guararapes Confeccoes SA	374,231	539,565
	Helbor Empreendimentos SA	258,373	125,339
*	Hidrovias do Brasil SA	522,420	225,159
	Instituto Hermes Pardini SA	186,158	732,888
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	182,100	956,939
*	International Meal Co. Alimentacao SA, Class A	623,142	198,717
	Iochpe-Maxion SA	422,811	1,280,503
	Irani Papel e Embalagem SA	93,500	124,688
*	IRB Brasil Resseguros SA	2,184,185	806,284
	Jalles Machado SA	66,200	93,528
	JHSF Participacoes SA	1,013,806	1,116,850
	JSL SA	187,336	184,291
	Kepler Weber SA	187,812	741,941
	Lavvi Empreendimentos Imobiliarios Ltda	216,400	203,263
	Light SA	1,212,280	1,253,493
	Localiza Rent a Car SA	648,018	7,215,227
*Ω	Locaweb Servicos de Internet SA	613,800	803,121
	LOG Commercial Properties e Participacoes SA	161,672	653,673
*	Log-in Logistica Intermodal SA	202,371	1,271,150
	Lojas Quero Quero SA	257,334	302,389
	LPS Brasil Consultoria de Imoveis SA	116,500	67,548
	M Dias Branco SA	288,411	1,736,341
	Mahle-Metal Leve SA	128,012	596,256
	Marcopolo SA	518,000	214,244
	Marfrig Global Foods SA	1,128,320	2,878,534
*	Marisa Lojas SA	923,851	391,031
	Melnick Even Desenvolvimento Imobiliario SA	25,600	19,593
	Mills Estruturas e Servicos de Engenharia SA	568,820	846,507
	Minerva SA	1,083,948	2,744,384
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	22,900	21,731
*	Moura Dubeux Engenharia SA	95,700	98,029
	Movida Participacoes SA	509,747	1,251,191
	MRV Engenharia e Participacoes SA	1,042,403	1,845,425
	Multiplan Empreendimentos Imobiliarios SA	919,503	4,229,561
	Neogrid Participacoes SA	32,300	12,485
	Odontoprev SA	1,215,188	2,327,460
*	Omega Energia SA	491,800	1,170,070
*	Orizon Valorizacao de Residuos SA	41,000	224,093
*	Petro Rio SA	1,515,010	7,091,773
	Porto Seguro SA	581,834	2,071,352
	Portobello SA	256,777	426,299
	Positivo Tecnologia SA	312,480	414,297
	Profarma Distribuidora de Produtos Farmaceuticos SA	49,402	31,222
	Qualicorp Consultoria e Corretora de Seguros SA	761,443	1,449,569
	Romi SA	134,600	347,550
	Santos Brasil Participacoes SA	1,107,677	1,395,809
	Sao Carlos Empreendimentos e Participacoes SA	86,509	424,177
	Sao Martinho SA	848,376	5,743,726
Ω	Ser Educacional SA	208,380	237,212

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	SIMPAR SA	1,748,912	$3,491,672
	Sinqia SA	83,881	280,787
	SLC Agricola SA	429,179	3,657,985
	Sul America SA	815,303	3,704,562
	Tegma Gestao Logistica SA	114,559	295,802
	Terra Santa Propriedades Agricolas SA	9,971	54,479
	TOTVS SA	1,646,258	8,390,218
	Transmissora Alianca de Energia Eletrica SA	1,387,823	10,852,384
	Trisul SA	309,282	227,145
	Tupy SA	244,472	1,075,864
	Ultrapar Participacoes SA	1,680,176	4,120,800
	Unipar Carbocloro SA	14,270	224,499
	Usinas Siderurgicas de Minas Gerais SA Usiminas	182,762	294,236
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	209,750	427,275
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	457,818	1,203,364
*	Via SA	2,142,700	993,889
	Vivara Participacoes SA	262,487	1,125,720
	Vulcabras Azaleia SA	423,585	939,008
	Wilson Sons Holdings Brasil SA	55,000	88,334
	Wiz Solucoes e Corretagem de Seguros SA	219,744	315,127
	YDUQS Participacoes SA	1,045,937	2,678,469
TOTAL BRAZIL			185,390,055
CHILE — (0.6%)
	Aguas Andinas SA, Class A	1,392,324	280,829
	Besalco SA	2,200,594	630,506
*	Camanchaca SA	1,471,136	85,189
	CAP SA	150,738	1,379,476
	Cementos BIO BIO SA	352,724	239,951
	Cencosud Shopping SA	30,918	33,452
	Cia Sud Americana de Vapores SA	39,076,434	4,228,113
	Colbun SA	4,481,952	380,700
	Cristalerias de Chile SA	130,323	444,842
	Embotelladora Andina SA, ADR, Class B	4,380	50,107
	Empresa Nacional de Telecomunicaciones SA	477,182	1,578,021
	Empresas Hites SA	1,014,682	102,470
	Empresas Lipigas SA	6,383	13,448
	Empresas Tricot SA	70,631	20,062
	Engie Energia Chile SA	2,094,654	948,417
	Forus SA	414,760	504,929
	Grupo Security SA	5,120,316	741,540
	Hortifrut SA	127,405	114,595
	Instituto de Diagnostico SA	2,928	4,511
	Inversiones Aguas Metropolitanas SA	1,460,875	640,379
	Inversiones La Construccion SA	98,128	294,134
	Masisa SA	2,935,680	64,506
	Multiexport Foods SA	3,836,112	1,447,429
	Parque Arauco SA	1,983,886	1,675,438
	PAZ Corp. SA	1,106,246	313,790
	Plaza SA	26,235	22,389
	Ripley Corp. SA	2,369,204	353,606
	Salfacorp SA	1,351,520	373,164
	Sigdo Koppers SA	1,164,083	1,138,117
	SMU SA	5,617,171	573,499
	Sociedad Matriz SAAM SA	35,214,756	2,207,224
	Socovesa SA	2,516,932	247,196
	SONDA SA	1,180,254	387,699

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Vina Concha y Toro SA	2,008,692	$2,701,959
TOTAL CHILE			24,221,687
CHINA — (24.9%)
*	21Vianet Group, Inc., ADR	411,167	2,121,622
*	263 Network Communications Co. Ltd., Class A	34,400	21,638
	360 DigiTech, Inc., ADR	313,070	4,545,776
*	361 Degrees International Ltd.	3,842,000	1,912,452
Ω	3SBio, Inc.	5,291,000	3,521,828
	5I5J Holding Group Co. Ltd., Class A	700,900	275,011
*	9F, Inc., ADR	4,700	3,768
#	AAC Technologies Holdings, Inc.	2,389,500	4,632,834
Ω	AAG Energy Holdings Ltd.	2,159,601	403,188
	Accelink Technologies Co. Ltd., Class A	138,100	365,217
	Advanced Technology & Materials Co. Ltd., Class A	163,700	228,790
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	279,103	397,675
	Agile Group Holdings Ltd.	4,188,000	1,372,316
	Ajisen China Holdings Ltd.	2,398,000	262,762
Ω	Ak Medical Holdings Ltd.	1,702,000	1,325,549
*	Alibaba Pictures Group Ltd.	42,090,000	3,591,417
Ω	A-Living Smart City Services Co. Ltd.	2,128,500	2,596,266
	All Winner Technology Co. Ltd., Class A	110,010	410,348
	Allmed Medical Products Co. Ltd., Class A	79,300	162,836
*	Alpha Group, Class A	298,500	209,140
	Amoy Diagnostics Co. Ltd., Class A	88,369	393,274
*	An Hui Wenergy Co. Ltd., Class A	901,802	622,784
	Angang Steel Co. Ltd., Class H	5,804,999	1,923,863
	Anhui Anke Biotechnology Group Co. Ltd., Class A	297,245	403,166
	Anhui Construction Engineering Group Co. Ltd., Class A	684,590	618,199
	Anhui Expressway Co. Ltd., Class H	1,808,000	1,375,391
	Anhui Genuine New Materials Co. Ltd., Class A	30,520	61,593
	Anhui Guangxin Agrochemical Co. Ltd., Class A	94,780	371,895
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	520,729	565,130
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	322,119	922,108
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	563,367
	Anhui Jinhe Industrial Co. Ltd., Class A	42,700	257,322
	Anhui Korrun Co. Ltd., Class A	62,766	129,566
*	Anhui Tatfook Technology Co. Ltd., Class A	82,300	101,032
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	31,100	49,225
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	368,400	607,121
	Anhui Xinhua Media Co. Ltd., Class A	138,900	99,255
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	20,849	70,087
††	Animal Health Holdings, Inc.	3,671,000	43,866
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	10,959	343,414
*Ω	Antengene Corp. Ltd.	337,500	223,566
*	Anton Oilfield Services Group	8,810,000	478,134
	Aoshikang Technology Co. Ltd., Class A	82,400	350,948
*††	Aowei Holdings Ltd.	1,451,000	36,747
*††	Aoyuan Healthy Life Group Co. Ltd.	194,000	34,476
	APT Satellite Holdings Ltd.	580,000	154,371
Ω	Archosaur Games, Inc.	395,000	245,372
	Art Group Holdings Ltd.	320,000	9,430
*Ω	Ascletis Pharma, Inc.	512,000	219,158
	Asia Cement China Holdings Corp.	2,216,500	1,096,208
	Asia Cuanon Technology Shanghai Co. Ltd., Class A	13,540	20,379
Ω	AsiaInfo Technologies Ltd.	544,000	867,632
*	Asian Citrus Holdings Ltd.	1,302,000	17,646
*	Austar Lifesciences Ltd.	18,000	5,655
	Autel Intelligent Technology Corp. Ltd., Class A	66,248	359,480

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	AviChina Industry & Technology Co. Ltd., Class H	9,918,000	$5,291,708
Ω	BAIC Motor Corp. Ltd., Class H	7,354,500	1,979,148
Ω	BAIOO Family Interactive Ltd.	2,912,000	184,916
	Bank of Chongqing Co. Ltd., Class H	2,533,500	1,334,641
*	Bank of Tianjin Co. Ltd., Class H	100,000	26,460
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	738,100	129,597
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	191,902	159,180
*	Baoye Group Co. Ltd., Class H	1,132,000	573,251
#*	Baozun, Inc., Sponsored ADR	165,433	1,439,267
	BBMG Corp., Class H	7,209,000	1,001,782
	Bear Electric Appliance Co. Ltd., Class A	23,600	196,238
	Befar Group Co. Ltd., Class A	623,900	532,598
	Beibuwan Port Co. Ltd., Class A	146,881	171,233
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	128,350	171,818
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,120	46,218
	Beijing Capital Development Co. Ltd., Class A	378,076	250,085
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	739,940	323,414
*	Beijing Capital International Airport Co. Ltd., Class H	7,712,000	4,533,529
	Beijing Career International Co. Ltd., Class A	28,800	183,855
	Beijing Certificate Authority Co. Ltd., Class A	31,987	117,755
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	220,000	343,110
	Beijing Ctrowell Technology Corp. Ltd., Class A	39,400	53,051
	Beijing Dahao Technology Corp. Ltd., Class A	56,459	180,063
	Beijing E-Hualu Information Technology Co. Ltd., Class A	85,500	222,084
#*	Beijing Energy International Holding Co. Ltd.	19,934,000	586,715
	Beijing Enlight Media Co. Ltd., Class A	37,800	46,946
#*	Beijing Enterprises Clean Energy Group Ltd.	59,768,570	609,183
	Beijing Enterprises Holdings Ltd.	1,690,500	5,418,020
	Beijing Enterprises Water Group Ltd.	14,484,000	4,391,269
	Beijing Forever Technology Co. Ltd., Class A	211,838	259,831
	Beijing Funshine Culture Media Co. Ltd., Class A	5,600	36,578
#*††	Beijing Gas Blue Sky Holdings Ltd.	16,288,000	128,646
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	382,668	742,314
	Beijing Haixin Energy Technology Co. Ltd., Class A	472,000	350,958
*	Beijing Health Holdings Ltd.	18,966,000	193,987
*	Beijing Hezong Science & Technology Co. Ltd., Class A	143,700	166,597
*	Beijing Hualian Department Store Co. Ltd., Class A	927,300	260,410
*	Beijing Jetsen Technology Co. Ltd., Class A	756,000	613,975
	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,234,000	1,457,121
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	189,200	118,295
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	52,954	204,633
	Beijing North Star Co. Ltd., Class H	4,210,000	514,635
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	707,100	259,350
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	360,754	484,656
	Beijing Originwater Technology Co. Ltd., Class A	83,500	69,020
*	Beijing Philisense Technology Co. Ltd., Class A	117,000	72,679
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	29,500	86,359
	Beijing Shunxin Agriculture Co. Ltd., Class A	124,800	435,478
	Beijing Sinnet Technology Co. Ltd., Class A	122,000	174,062
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	335,958
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	104,200	99,108
	Beijing Strong Biotechnologies, Inc., Class A	73,000	197,972
	Beijing SuperMap Software Co. Ltd., Class A	130,017	361,534
*	Beijing Thunisoft Corp. Ltd., Class A	171,500	181,889
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	603,000	777,636
	Beijing Ultrapower Software Co. Ltd., Class A	277,100	174,087
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	883,000	195,427

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Yanjing Brewery Co. Ltd., Class A	89,400	$110,162
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	215,657	680,526
	Beken Corp., Class A	5,900	28,080
*	Berry Genomics Co. Ltd., Class A	10,700	20,934
	Best Pacific International Holdings Ltd., Class H	978,000	214,679
*	BEST, Inc., ADR	5,195	6,702
	Bestsun Energy Co. Ltd., Class A	439,200	311,175
	Better Life Commercial Chain Share Co. Ltd., Class A	186,849	174,301
	Biem.L.Fdlkk Garment Co. Ltd., Class A	149,299	474,551
	BII Railway Transportation Technology Holdings Co. Ltd.	2,452,000	113,663
*	Billion Industrial Holdings Ltd.	44,000	27,190
	Binjiang Service Group Co. Ltd.	225,000	633,856
	Black Peony Group Co. Ltd., Class A	70,900	81,858
#Ω	Blue Moon Group Holdings Ltd.	156,000	124,354
*	Blue Sail Medical Co. Ltd., Class A	212,700	276,469
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	518,700	459,049
	BOE Varitronix Ltd.	695,000	1,615,780
*	Bohai Leasing Co. Ltd., Class A	1,263,500	404,955
	Bosideng International Holdings Ltd.	12,116,000	7,071,488
*	Boyaa Interactive International Ltd.	1,470,000	75,370
	Bright Dairy & Food Co. Ltd., Class A	276,300	496,416
	Bright Real Estate Group Co. Ltd., Class A	962,280	333,021
	BrightGene Bio-Medical Technology Co. Ltd., Class A	61,337	200,029
*††	Brilliance China Automotive Holdings Ltd.	8,928,000	1,573,560
	B-Soft Co. Ltd., Class A	348,631	360,350
*	Burning Rock Biotech Ltd., ADR	5,945	18,965
#	BYD Electronic International Co. Ltd.	1,940,500	4,985,525
	C C Land Holdings Ltd.	12,749,015	3,253,983
	C&D International Investment Group Ltd.	1,389,788	3,380,984
	C&S Paper Co. Ltd., Class A	249,120	414,510
	Cabbeen Fashion Ltd.	1,187,000	250,993
	Camel Group Co. Ltd., Class A	154,235	266,759
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	193,100	180,076
	Canny Elevator Co. Ltd., Class A	162,500	195,514
#Ω	CanSino Biologics, Inc., Class H	233,600	1,955,293
	Canvest Environmental Protection Group Co. Ltd.	2,632,000	1,358,770
*	Capital Environment Holdings Ltd.	22,400,000	516,585
	Capitalonline Data Service Co. Ltd., Class A	43,400	84,352
	Carrianna Group Holdings Co. Ltd.	891,257	61,088
	Castech, Inc., Class A	54,800	136,042
Ω	Cathay Media & Education Group, Inc.	82,000	11,826
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	184,500	68,012
	Central China Management Co. Ltd.	3,912,626	427,965
#	Central China New Life Ltd.	553,000	234,350
#	Central China Real Estate Ltd.	4,062,683	357,271
	Central China Securities Co. Ltd., Class H	5,369,000	814,161
	CETC Digital Technology Co. Ltd., Class A	166,320	473,112
*	CGN Mining Co. Ltd.	295,000	31,677
#	CGN New Energy Holdings Co. Ltd.	5,400,000	2,164,492
	CGN Nuclear Technology Development Co. Ltd., Class A	141,400	181,269
	Chacha Food Co. Ltd., Class A	43,510	308,707
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	345,029
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	86,100	97,113
	Changzhou Qianhong Biopharma Co. Ltd., Class A	299,700	250,927
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	165,756	229,381
#	Chaowei Power Holdings Ltd.	2,549,000	650,646
*	Cheetah Mobile, Inc., ADR	179,717	130,996
*	ChemPartner PharmaTech Co. Ltd., Class A	32,200	52,327
	Chen Lin Education Group Holdings Ltd.	330,000	90,767

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Cheng De Lolo Co. Ltd., Class A	368,379	$454,781
	Chengdu ALD Aviation Manufacturing Corp., Class A	43,880	218,984
	Chengdu CORPRO Technology Co. Ltd., Class A	106,300	374,713
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	147,800	257,209
	Chengdu Galaxy Magnets Co. Ltd., Class A	31,500	92,082
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	223,308
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	48,225	62,566
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	160,400	336,029
	Chengdu Kanghua Biological Products Co. Ltd., Class A	25,600	363,690
	Chengdu Leejun Industrial Co. Ltd., Class A	80,500	107,824
	Chengdu Wintrue Holding Co. Ltd., Class A	132,600	286,172
	Chengdu Xingrong Environment Co. Ltd., Class A	983,399	743,733
*	Chiho Environmental Group Ltd.	172,000	15,350
	China Aerospace International Holdings Ltd.	8,284,500	469,499
*	China Agri-Products Exchange Ltd.	45,605	617
	China Aircraft Leasing Group Holdings Ltd.	1,600,000	975,840
	China Automotive Engineering Research Institute Co. Ltd., Class A	140,505	346,627
	China Bester Group Telecom Co. Ltd., Class A	102,700	183,369
	China BlueChemical Ltd., Class H	7,796,000	2,109,239
Ω	China Bohai Bank Co. Ltd., Class H	2,831,500	504,442
#*	China Boton Group Co. Ltd.	458,000	184,529
	China CAMC Engineering Co. Ltd., Class A	332,197	400,976
	China Chengtong Development Group Ltd.	1,420,000	26,203
	China Cinda Asset Management Co. Ltd., Class H	23,132,000	3,186,463
††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	2,040,313
	China Communications Services Corp. Ltd., Class H	9,620,000	3,911,167
*	China Conch Environment Protection Holdings Ltd.	3,250,000	2,573,443
	China Conch Venture Holdings Ltd.	4,302,500	8,341,199
*	China CYTS Tours Holding Co. Ltd., Class A	255,300	411,680
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,924,000	2,422,110
*	China Daye Non-Ferrous Metals Mining Ltd.	7,434,000	64,451
	China Design Group Co. Ltd., Class A	45,400	61,553
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	110,000	14,018
#*	China Dili Group	12,965,699	2,283,053
	China Dongxiang Group Co. Ltd.	10,993,985	546,820
Ω	China East Education Holdings Ltd.	791,500	321,365
	China Education Group Holdings Ltd.	2,302,000	1,950,951
	China Electronics Huada Technology Co. Ltd.	3,568,000	336,919
#	China Electronics Optics Valley Union Holding Co. Ltd.	11,200,000	712,652
	China Enterprise Co. Ltd., Class A	320,883	137,786
	China Everbright Environment Group Ltd.	14,556,000	7,747,308
#Ω	China Everbright Greentech Ltd.	2,648,000	600,340
	China Everbright Ltd.	3,992,000	3,033,308
*	China Express Airlines Co. Ltd., Class A	286,538	437,894
*	China Film Co. Ltd., Class A	14,700	25,733
#*	China Finance Investment Holdings Ltd.	14,000	12,226
*††	China Financial Services Holdings Ltd.	126,200	5,125
	China Foods Ltd.	4,852,000	1,544,998
*	China Fordoo Holdings Ltd.	1,929,000	142,562
	China Glass Holdings Ltd.	3,378,000	542,471
	China Gold International Resources Corp. Ltd.	70,500	197,365
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	82,147
	China Hanking Holdings Ltd.	2,777,000	375,015
	China Harmony Auto Holding Ltd.	3,489,000	1,178,451
	China Harzone Industry Corp. Ltd., Class A	117,463	134,583
*††	China High Precision Automation Group Ltd.	1,289,000	37,562
*	China High Speed Railway Technology Co. Ltd., Class A	741,500	276,926
*	China High Speed Transmission Equipment Group Co. Ltd.	1,819,000	1,176,339
#*††Ω	China Huarong Asset Management Co. Ltd., Class H	27,609,000	1,209,571

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
††	China Huiyuan Juice Group Ltd.	4,034,500	$180,193
*	China Index Holdings Ltd., ADR	28,798	18,621
	China International Marine Containers Group Co. Ltd., Class H	2,953,080	2,857,926
	China Jinmao Holdings Group Ltd.	8,128,000	1,886,237
	China Kepei Education Group Ltd.	1,226,000	287,704
	China Kings Resources Group Co. Ltd., Class A	140,504	781,112
	China Lesso Group Holdings Ltd.	4,439,000	5,440,266
	China Lilang Ltd.	2,086,000	981,737
*Ω	China Literature Ltd.	1,424,200	5,612,888
#*	China Longevity Group Co. Ltd.	1,076,350	35,239
*	China Maple Leaf Educational Systems Ltd.	7,090,000	320,635
*	China Medical & HealthCare Group Ltd.	930,000	9,391
	China Medical System Holdings Ltd.	5,444,500	8,655,157
	China Meidong Auto Holdings Ltd.	2,234,000	5,429,166
	China Merchants Land Ltd.	7,804,000	646,848
	China Merchants Port Holdings Co. Ltd.	4,575,230	7,379,151
	China Merchants Property Operation & Service Co. Ltd., Class A	48,400	117,669
*††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	10,694,000	1,404,515
	China National Accord Medicines Corp. Ltd., Class A	123,506	530,048
	China National Medicines Corp. Ltd., Class A	95,505	371,549
#Ω	China New Higher Education Group Ltd.	1,994,000	634,865
*	China New Town Development Co. Ltd.	8,175,648	75,537
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	401,000	288,820
*	China Oil & Gas Group Ltd.	23,578,000	945,928
	China Oilfield Services Ltd., Class H	4,770,000	4,394,010
	China Oriental Group Co. Ltd.	4,770,000	960,957
	China Overseas Grand Oceans Group Ltd.	7,485,749	3,607,139
	China Overseas Property Holdings Ltd.	5,110,000	5,340,667
	China Pioneer Pharma Holdings Ltd.	1,781,000	576,837
	China Power International Development Ltd.	19,139,333	10,842,014
*††	China Properties Group Ltd.	2,045,000	20,268
	China Publishing & Media Co. Ltd., Class A	378,215	259,735
*	China Qinfa Group Ltd.	190,000	10,728
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,023,000	1,605,803
	China Railway Tielong Container Logistics Co. Ltd., Class A	189,400	146,846
*	China Rare Earth Holdings Ltd.	7,152,799	473,938
	China Reinsurance Group Corp., Class H	18,771,000	1,483,392
Ω	China Renaissance Holdings Ltd.	676,600	780,357
	China Resources Cement Holdings Ltd.	9,938,000	6,112,857
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	144,774	448,726
	China Resources Medical Holdings Co. Ltd.	3,786,000	2,304,457
Ω	China Resources Pharmaceutical Group Ltd.	5,331,500	3,197,499
	China Risun Group Ltd.	3,105,000	1,225,897
	China Sanjiang Fine Chemicals Co. Ltd.	3,115,000	576,236
	China SCE Group Holdings Ltd.	7,175,200	629,784
	China Science Publishing & Media Ltd., Class A	175,900	200,796
#*	China Shanshui Cement Group Ltd.	30,000	7,310
#*Ω	China Shengmu Organic Milk Ltd.	11,882,000	560,741
	China Shineway Pharmaceutical Group Ltd.	1,505,200	1,198,613
#	China Shuifa Singyes Energy Holdings Ltd.	1,753,000	258,757
*	China Silver Group Ltd.	5,404,000	267,851
#	China South City Holdings Ltd.	18,126,000	1,225,571
	China South Publishing & Media Group Co. Ltd., Class A	327,200	433,127
	China Starch Holdings Ltd.	7,505,000	268,344
	China State Construction International Holdings Ltd.	286,000	296,557
#	China Sunshine Paper Holdings Co. Ltd.	1,794,000	457,422
	China Suntien Green Energy Corp. Ltd., Class H	6,861,000	3,365,314

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Taiping Insurance Holdings Co. Ltd.	6,435,200	$6,785,765
	China Testing & Certification International Group Co. Ltd., Class A	128,969	239,676
*	China Tianbao Group Development Co. Ltd.	307,000	120,306
#*	China Tianrui Group Cement Co. Ltd.	256,000	204,776
	China Tianying, Inc., Class A	657,100	654,575
	China Tobacco International HK Co. Ltd.	406,000	586,588
	China Traditional Chinese Medicine Holdings Co. Ltd.	11,784,000	5,002,529
*	China TransInfo Technology Co. Ltd., Class A	98,000	149,007
*	China Travel International Investment Hong Kong Ltd.	9,845,900	1,857,377
*	China Tungsten & Hightech Materials Co. Ltd., Class A	177,400	466,972
Ω	China Vast Industrial Urban Development Co. Ltd.	2,122,000	632,191
*††	China Vered Financial Holding Corp. Ltd.	4,620,000	25,190
	China Water Affairs Group Ltd.	3,782,000	3,394,786
	China West Construction Group Co. Ltd., Class A	135,400	156,785
*††	China Wood Optimization Holding Ltd.	1,748,000	37,588
	China World Trade Center Co. Ltd., Class A	169,977	364,006
	China XLX Fertiliser Ltd.	1,865,000	1,205,671
	China Yongda Automobiles Services Holdings Ltd.	2,988,500	2,576,889
Ω	China Yuhua Education Corp. Ltd.	5,322,000	784,678
*	China Yurun Food Group Ltd.	1,289,000	88,548
#*	China ZhengTong Auto Services Holdings Ltd.	6,073,000	394,692
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	387,600	159,495
#*††	China Zhongwang Holdings Ltd.	8,794,400	352,901
	Chinasoft International Ltd.	9,800,000	8,389,897
*	Chindata Group Holdings Ltd., ADR	41,217	294,289
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	240,900	333,245
	Chongqing Department Store Co. Ltd., Class A	145,400	482,350
*	Chongqing Dima Industry Co. Ltd., Class A	104,100	33,345
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	221,088	415,451
*	Chongqing Iron & Steel Co. Ltd., Class H	1,594,000	195,745
	Chongqing Machinery & Electric Co. Ltd., Class H	4,630,000	346,824
	Chongqing Rural Commercial Bank Co. Ltd., Class H	8,561,000	2,979,089
	Chongqing Zaisheng Technology Corp. Ltd., Class A	172,060	165,029
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	411,682
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	120,700	150,991
	Chow Tai Seng Jewellery Co. Ltd., Class A	245,100	504,233
	Chu Kong Shipping Enterprises Group Co. Ltd.	1,366,000	162,005
#	CIFI Ever Sunshine Services Group Ltd.	2,616,000	1,886,195
#	CIFI Holdings Group Co. Ltd.	13,632,528	3,702,485
#	CIMC Enric Holdings Ltd.	3,040,000	2,826,004
Ω	CIMC Vehicles Group Co. Ltd., Class H	19,000	12,245
	Cinda Real Estate Co. Ltd., Class A	782,200	690,430
	Cisen Pharmaceutical Co. Ltd., Class A	154,600	274,009
*	CITIC Guoan Information Industry Co. Ltd., Class A	1,133,750	444,668
	CITIC Press Corp., Class A	2,200	6,228
	CITIC Resources Holdings Ltd.	12,008,600	751,644
	City Development Environment Co. Ltd., Class A	43,500	68,567
*	Citychamp Watch & Jewellery Group Ltd.	7,234,000	1,095,246
#*	CMGE Technology Group Ltd.	1,000,000	272,377
	CMST Development Co. Ltd., Class A	585,300	483,623
*	CNFinance Holdings Ltd., ADR	46,227	107,710
	CNHTC Jinan Truck Co. Ltd., Class A	196,701	382,308
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	44,325	65,372
	COFCO Biotechnology Co. Ltd., Class A	280,300	361,836
	COFCO Joycome Foods Ltd.	7,856,000	3,408,389
	COFCO Sugar Holding Co. Ltd., Class A	155,600	170,405
*††	Colour Life Services Group Co. Ltd.	1,927,604	114,184
*	Comba Telecom Systems Holdings Ltd.	6,502,001	1,175,413
	Concord New Energy Group Ltd.	25,634,964	2,413,803

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Confidence Intelligence Holdings Ltd.	32,000	$147,135
	Consun Pharmaceutical Group Ltd.	2,281,000	1,249,958
	Contec Medical Systems Co. Ltd., Class A	65,000	258,248
#*	Continental Aerospace Technologies Holding Ltd.	22,083,722	277,791
*	Coolpad Group Ltd.	18,540,000	287,818
	COSCO SHIPPING Development Co. Ltd., Class H	15,335,000	2,487,896
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,146,000	3,538,298
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,405,000	931,370
	COSCO SHIPPING Ports Ltd.	8,235,121	6,147,693
*Ω	Cosmo Lady China Holdings Co. Ltd.	3,097,000	117,880
*	Cosmopolitan International Holdings Ltd.	228,000	34,471
	CPMC Holdings Ltd.	2,299,000	906,942
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	288,931
#*	Crazy Sports Group Ltd.	10,687,579	394,250
	Crystal Clear Electronic Material Co. Ltd., Class A	96,035	251,777
	CSG Holding Co. Ltd., Class A	371,280	367,551
*	CSG Smart Science&Technology Co. Ltd., Class A	67,600	89,668
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	47,500	109,469
	CSSC Hong Kong Shipping Co. Ltd.	2,118,000	390,982
	CSSC Science & Technology Co. Ltd., Class A	158,600	302,322
	CTS International Logistics Corp. Ltd., Class A	195,520	266,212
*	CWT International Ltd.	24,080,000	205,379
*	Cybernaut International Holdings Co. Ltd.	1,376,000	21,690
	Da Ming International Holdings Ltd.	880,000	278,506
Ω	Dali Foods Group Co. Ltd.	4,411,000	2,100,230
*	Dalian Bio-Chem Co. Ltd., Class A	60,476	133,893
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	272,300	324,283
	Dalipal Holdings Ltd.	964,000	327,327
	Dare Power Dekor Home Co. Ltd., Class A	112,600	146,118
	Dashang Co. Ltd., Class A	103,508	267,329
	Datang International Power Generation Co. Ltd., Class H	9,392,000	1,737,828
	Dawnrays Pharmaceutical Holdings Ltd.	4,735,886	758,631
	Dazhong Transportation Group Co. Ltd., Class A	631,520	294,545
	Dazzle Fashion Co. Ltd., Class A	128,728	270,030
	DBG Technology Co. Ltd., Class A	213,483	352,641
	DeHua TB New Decoration Materials Co. Ltd., Class A	96,516	136,532
*	Deppon Logistics Co. Ltd., Class A	159,447	316,211
#	Dexin China Holdings Co. Ltd.	1,605,000	445,062
	DHC Software Co. Ltd., Class A	52,300	48,081
	Dian Diagnostics Group Co. Ltd., Class A	52,201	237,954
#	Differ Group Holding Co. Ltd.	11,956,000	2,892,557
	Digital China Group Co. Ltd., Class A	223,300	613,553
	Digital China Holdings Ltd.	3,246,500	1,448,669
	Digital China Information Service Co. Ltd., Class A	276,264	461,559
	Dong-E-E-Jiao Co. Ltd., Class A	22,300	118,605
	Dongfang Electric Corp. Ltd., Class H	1,243,000	1,571,416
	Dongfang Electronics Co. Ltd., Class A	201,100	243,927
	Dongfeng Motor Group Co. Ltd., Class H	8,526,000	5,891,419
	Dongguan Aohai Technology Co. Ltd., Class A	25,100	177,734
#	Dongjiang Environmental Co. Ltd., Class H	780,375	290,272
	Dongyue Group Ltd.	5,073,000	5,517,581
*	DouYu International Holdings Ltd., ADR	550,357	627,407
*	Duiba Group Ltd.	1,000,800	124,894
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,777,000	692,131
	East Group Co. Ltd., Class A	37,100	48,244
	E-Commodities Holdings Ltd.	3,364,000	768,745
	Edan Instruments, Inc., Class A	40,500	57,987
	Edifier Technology Co. Ltd., Class A	150,800	192,128
	Edvantage Group Holdings Ltd.	512,945	143,731

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	EEKA Fashion Holdings Ltd.	280,500	$450,566
	EIT Environmental Development Group Co. Ltd., Class A	13,212	36,026
	Electric Connector Technology Co. Ltd., Class A	87,663	622,931
	Elion Energy Co. Ltd., Class A	1,074,661	790,930
	Eoptolink Technology, Inc.Ltd., Class A	20,000	74,769
#	Essex Bio-technology Ltd.	1,240,000	561,101
	Eternal Asia Supply Chain Management Ltd., Class A	380,200	366,671
*	Ev Dynamics Holdings Ltd.	900,000	4,932
	EVA Precision Industrial Holdings Ltd.	4,606,435	1,236,437
	Everbright Jiabao Co. Ltd., Class A	647,600	322,540
*	EverChina International Holdings Co. Ltd.	13,020,000	294,871
*Ω	Everest Medicines Ltd.	302,000	625,280
#*	Fang Holdings Ltd., ADR	15,618	15,617
	Fangda Special Steel Technology Co. Ltd., Class A	479,800	478,151
#	Fanhua, Inc., Sponsored ADR	172,082	906,012
	Far East Horizon Ltd.	7,109,000	5,859,504
	FAWER Automotive Parts Co. Ltd., Class A	102,200	90,735
*	Feitian Technologies Co. Ltd., Class A	9,800	16,717
*Ω	Feiyu Technology International Co. Ltd.	1,153,500	48,137
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	262,000	562,363
	Fibocom Wireless, Inc., Class A	123,427	469,951
*	FIH Mobile Ltd.	9,669,000	1,294,333
	Financial Street Holdings Co. Ltd., Class A	582,798	496,304
	Financial Street Property Co. Ltd., Class H	20,000	6,870
	FinVolution Group, ADR	376,583	1,577,883
	First Tractor Co. Ltd., Class H	1,033,176	439,349
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	30,172	37,168
*	Founder Holdings Ltd.	160,000	9,971
	FriendTimes, Inc.	1,044,000	155,394
	Fu Shou Yuan International Group Ltd.	4,167,000	2,838,728
	Fufeng Group Ltd.	6,754,600	3,916,737
*††	Fuguiniao Co. Ltd.	1,930,000	0
*	Fujian Boss Software Development Co. Ltd., Class A	63,080	215,098
	Fujian Longking Co. Ltd., Class A	172,500	311,370
	Fujian Star-net Communication Co. Ltd., Class A	134,073	449,273
#*	Fullshare Holdings Ltd.	41,672,500	611,776
	Fulongma Group Co. Ltd., Class A	133,700	213,936
	Fulu Holdings Ltd.	106,000	61,368
	Fusen Pharmaceutical Co. Ltd.	141,000	17,269
#*	Ganglong China Property Group Ltd.	38,000	20,319
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	797,700	453,823
	Gansu Qilianshan Cement Group Co. Ltd., Class A	149,233	251,226
	Gansu Shangfeng Cement Co. Ltd., Class A	225,361	493,948
	Gaona Aero Material Co. Ltd., Class A	37,900	276,323
#*	GCL New Energy Holdings Ltd.	26,442,000	482,143
*	GCL Technology Holdings Ltd.	4,053,000	1,773,724
*	GDS Holdings Ltd., Class A	548,300	1,878,022
	Gemdale Properties & Investment Corp. Ltd.	26,770,000	2,214,801
	Gem-Year Industrial Co. Ltd., Class A	126,000	100,820
Ω	Genertec Universal Medical Group Co. Ltd.	4,233,000	2,662,939
*	Genimous Technology Co. Ltd., Class A	330,115	288,537
*Ω	Genor Biopharma Holdings Ltd.	309,000	129,523
	Geovis Technology Co. Ltd., Class A	23,030	232,778
	Getein Biotech, Inc., Class A	174,696	362,564
	Giant Network Group Co. Ltd., Class A	57,900	72,155
	Glarun Technology Co. Ltd., Class A	19,500	46,596
*	Glorious Property Holdings Ltd.	11,042,501	188,757
*	Glory Land Co. Ltd.	5,246,000	131,406
#*	Glory Sun Financial Group Ltd.	17,708,000	74,632

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Goke Microelectronics Co. Ltd., Class A	34,430	$343,340
	Goldcard Smart Group Co. Ltd.	147,600	220,756
	Golden Eagle Retail Group Ltd.	2,637,000	1,856,174
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	212,223
	GoldenHome Living Co. Ltd., Class A	52,892	200,911
	Goldenmax International Technology Ltd., Class A	117,100	159,333
	Goldlion Holdings Ltd.	1,322,962	229,142
	Goldpac Group Ltd.	1,374,000	283,731
#*	GOME Retail Holdings Ltd.	34,090,000	1,259,392
*	Gosuncn Technology Group Co. Ltd., Class A	352,291	203,395
*	Grand Baoxin Auto Group Ltd.	3,688,492	240,104
*	Grand Industrial Holding Group Co. Ltd.	45,400	75,380
	Grand Pharmaceutical Group Ltd., Class L	4,172,000	2,311,659
	Grandblue Environment Co. Ltd., Class A	165,095	514,995
*	Grandjoy Holdings Group Co. Ltd., Class A	650,500	346,870
*	Greattown Holdings Ltd., Class A	778,800	379,293
	Greatview Aseptic Packaging Co. Ltd.	4,137,000	778,864
*	Gree Real Estate Co. Ltd., Class A	436,440	387,232
	Greenland Hong Kong Holdings Ltd.	4,598,000	533,198
	Greentown China Holdings Ltd.	3,510,648	6,939,358
Ω	Greentown Management Holdings Co. Ltd.	1,518,000	1,262,733
#	Greentown Service Group Co. Ltd.	5,802,000	5,193,116
	Guangdong Advertising Group Co. Ltd., Class A	141,300	99,581
	Guangdong Aofei Data Technology Co. Ltd., Class A	91,800	142,694
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	585,600	438,777
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	345,719
	Guangdong Dongpeng Holdings Co. Ltd.	62,500	75,291
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	197,000	203,968
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	113,600	382,456
*	Guangdong HEC Technology Holding Co. Ltd., Class A	85,400	146,706
*	Guangdong Highsun Group Co. Ltd., Class A	256,300	102,856
	Guangdong Hongda Holdings Group Co. Ltd., Class A	133,525	599,007
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	238,946
	Guangdong Huiyun Tianium Industry Co. Ltd., Class A	19,300	37,584
	Guangdong Hybribio Biotech Co. Ltd., Class A	47,371	144,603
	Guangdong Investment Ltd.	384,000	374,064
	Guangdong Land Holdings Ltd.	1,456,800	162,844
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	282,900	348,002
	Guangdong Shirongzhaoye Co. Ltd., Class A	333,100	353,408
	Guangdong Sirio Pharma Co. Ltd., Class A	6,200	27,079
	Guangdong South New Media Co. Ltd., Class A	32,100	164,580
	Guangdong Tapai Group Co. Ltd., Class A	239,500	293,511
	Guangdong Topstar Technology Co. Ltd., Class A	44,900	104,505
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	177,530	600,608
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	166,200	383,984
*	Guangshen Railway Co. Ltd., Class H	6,252,000	1,058,786
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	472,005
	Guangxi LiuYao Group Co. Ltd., Class A	119,980	297,845
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	920,480	388,532
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	622,000	1,643,158
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	86,200	306,142
	Guangzhou Haige Communications Group, Inc. Co., Class A	92,300	122,677
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	75,100	97,091
	Guangzhou KDT Machinery Co. Ltd., Class A	60,198	141,439
	Guangzhou Restaurant Group Co. Ltd., Class A	38,540	131,344
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	17,951	61,347
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	127,100	147,223
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	326,400	373,555
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	301,400	489,715

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Gas Group Corp. Ltd., Class A	223,900	$274,175
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	289,600	364,259
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	367,400	296,586
	Guocheng Mining Co. Ltd., Class A	17,100	48,182
#	Guolian Securities Co. Ltd., Class H	1,395,500	765,237
	Guomai Technologies, Inc., Class A	185,400	159,625
*	Guosheng Financial Holding, Inc., Class A	224,100	277,505
*Ω	Haichang Ocean Park Holdings Ltd.	5,183,000	5,288,486
*	Hailiang Education Group, Inc., ADR	32,567	429,233
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	58,020	171,588
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	194,300	377,794
*	Hainan Meilan International Airport Co. Ltd., Class H	689,000	1,690,299
	Hainan Poly Pharm Co. Ltd., Class A	83,400	355,331
*	Hainan Ruize New Building Material Co. Ltd., Class A	119,200	57,185
	Haitian International Holdings Ltd.	2,532,000	6,059,382
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	524,000	54,014
*	Hand Enterprise Solutions Co. Ltd., Class A	189,200	247,105
	Hangcha Group Co. Ltd., Class A	239,388	530,352
	Hangjin Technology Co. Ltd., Class A	55,805	261,630
	Hangxiao Steel Structure Co. Ltd., Class A	462,308	417,261
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	166,486	235,670
*	Hangzhou Century Co. Ltd., Class A	100,300	76,470
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	18,800	55,614
	Hangzhou Onechance Tech Corp., Class A	19,470	85,496
#*Ω	Harbin Bank Co. Ltd., Class H	1,742,000	135,392
	Harbin Boshi Automation Co. Ltd., Class A	362,200	683,432
*	Harbin Electric Co. Ltd., Class H	3,199,413	925,699
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	509,600	191,505
*	Harbin Pharmaceutical Group Co. Ltd., Class A	854,900	366,808
††	Harmonicare Medical Holdings Ltd.	2,321,000	113,095
	HBIS Resources Co. Ltd., Class A	124,400	234,580
*Ω	HBM Holdings Ltd.	592,000	247,640
#*	HC Group, Inc.	2,529,000	141,742
	Health & Happiness H&H International Holdings Ltd.	937,500	1,127,360
*	Hebei Construction Group Corp. Ltd., Class H	105,000	13,390
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	60,200	232,264
#	Hello Group, Inc., Sponsored ADR	613,582	2,748,847
	Henan Jindan Lactic Acid Technology Co. Ltd., Class A	11,100	50,268
	Henan Lingrui Pharmaceutical Co., Class A	160,300	279,894
	Henan Pinggao Electric Co. Ltd., Class A	342,000	436,441
*	Henan Senyuan Electric Co. Ltd., Class A	65,900	32,349
	Henan Thinker Automatic Equipment Co. Ltd., Class A	14,387	28,583
*	Henan Yicheng New Energy Co. Ltd., Class A	172,000	162,871
	Henan Yuguang Gold & Lead Co. Ltd., Class A	96,200	76,876
	Henan Zhongyuan Expressway Co. Ltd., Class A	907,923	416,252
	Henderson Investment Ltd.	2,432,000	102,178
	Hengan International Group Co. Ltd.	2,283,500	11,052,629
#*	Hengdeli Holdings Ltd.	12,009,399	391,430
	Hexing Electrical Co. Ltd., Class A	192,590	466,161
*	Hi Sun Technology China Ltd.	9,243,000	1,091,624
	Hisense Home Appliances Group Co. Ltd., Class H	1,535,000	1,772,483
*	Holitech Technology Co. Ltd., Class A	776,200	339,160
*	Hongda Xingye Co. Ltd., Class A	507,200	276,965
*	Honghua Group Ltd.	13,583,000	414,828
*	Hongli Zhihui Group Co. Ltd., Class A	119,200	155,392
*††Ω	Honworld Group Ltd.	1,105,500	81,062
Ω	Hope Education Group Co. Ltd.	9,156,000	770,462
#	Hopson Development Holdings Ltd.	3,210,515	4,243,330
††	Hua Han Health Industry Holdings Ltd.	20,183,698	144,759

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Hua Hong Semiconductor Ltd.	2,153,000	$6,448,656
	Huaan Securities Co. Ltd., Class A	847,366	545,778
#	Huadian Power International Corp. Ltd., Class H	6,550,000	2,267,429
	Huafa Industrial Co. Ltd. Zhuhai, Class A	639,800	738,414
*	Huafon Microfibre Shanghai Technology Co. Ltd.	475,200	281,195
	Huafu Fashion Co. Ltd., Class A	522,852	285,297
#*	Huanxi Media Group Ltd.	2,850,000	457,262
	Huapont Life Sciences Co. Ltd., Class A	498,900	437,678
*	Huawen Media Group, Class A	613,800	222,626
	Huaxi Holdings Co. Ltd.	624,000	103,382
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,208,000	731,757
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,089,069	542,722
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	6,800	48,803
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	12,289	44,258
#	Huijing Holdings Co. Ltd.	1,520,000	48,249
	Huisen Household International Group Ltd.	332,000	26,607
	Huishang Bank Corp. Ltd., Class H	34,000	10,938
	Hunan Aihua Group Co. Ltd., Class A	149,387	572,294
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	208,900	106,897
	Hunan Gold Corp. Ltd., Class A	244,800	448,562
	Hunan Zhongke Electric Co. Ltd., Class A	9,300	39,856
#*	HUYA, Inc., ADR	319,901	1,055,673
#Ω	Hygeia Healthcare Holdings Co. Ltd.	929,800	5,346,834
*	Hytera Communications Corp. Ltd., Class A	439,400	346,674
*	HyUnion Holding Co. Ltd., Class A	258,400	288,973
*	IAT Automobile Technology Co. Ltd., Class A	31,800	72,588
*	IBO Technology Co. Ltd.	636,000	195,924
*Ω	iDreamSky Technology Holdings Ltd.	2,095,600	1,272,721
	IKD Co. Ltd., Class A	147,500	429,721
*	I-Mab, Sponsered ADR	915	9,589
Ω	IMAX China Holding, Inc.	439,700	392,853
	Infore Environment Technology Group Co. Ltd., Class A	392,300	296,822
#*Ω	Ingdan, Inc.	2,315,000	642,551
#*	Inke Ltd.	267,000	41,116
	Inmyshow Digital Technology Group Co. Ltd., Class A	365,200	424,711
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,912,700	1,040,297
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	372,400	419,715
	Inner Mongolia Yitai Coal Co. Ltd., Class H	554,000	745,878
*	Innuovo Technology Co. Ltd., Class A	364,600	470,186
*	Inspur International Ltd.	1,748,000	621,623
*	Inspur Software Co. Ltd., Class A	10,900	21,122
	Intco Medical Technology Co. Ltd., Class A	135,307	462,360
#*Ω	International Alliance Financial Leasing Co. Ltd.	2,040,000	1,050,367
#	Intron Technology Holdings Ltd.	355,000	326,080
#*	iQIYI, Inc., ADR	784,425	2,996,504
	IReader Technology Co. Ltd., Class A	80,700	186,357
*	IRICO Group New Energy Co. Ltd., Class H	107,700	134,409
	IVD Medical Holding Ltd.	129,000	37,810
	Jack Technology Co. Ltd., Class A	137,400	436,751
	Jade Bird Fire Co. Ltd., Class A	53,700	242,629
	Jenkem Technology Co. Ltd., Class A	6,841	231,497
*	JH Educational Technology, Inc.	844,000	405,259
*	Jiajiayue Group Co. Ltd., Class A	136,899	248,164
	Jiangling Motors Corp. Ltd., Class A	152,600	418,133
*	Jiangnan Group Ltd.	13,956,000	400,391
	Jiangshan Oupai Door Industry Co. Ltd., Class A	10,060	61,045
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	6,494	110,826
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	49,300	357,190
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	41,100	47,163

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Chuanzhiboke Education Technology Co. Ltd., Class A	10,300	$22,807
*	Jiangsu Etern Co. Ltd., Class A	132,100	75,547
	Jiangsu Expressway Co. Ltd., Class H	1,752,000	1,528,905
	Jiangsu Guomao Reducer Co. Ltd., Class A	81,900	265,916
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	615,358
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	202,900	337,702
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	878,520	637,404
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	192,140	401,858
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	205,607	174,351
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	8,500	54,275
	Jiangsu Linyang Energy Co. Ltd., Class A	32,190	45,981
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	258,500	523,215
	Jiangsu Provincial Agricultural Reclamation & Development Corp	81,552	159,832
	Jiangsu Shagang Co. Ltd., Class A	453,100	305,068
	Jiangsu Sidike New Material Science & Technology Co. Ltd.,Class A	43,227	179,820
	Jiangsu Sopo Chemical Co., Class A	101,001	160,203
	Jiangsu ToLand Alloy Co. Ltd., Class A	29,950	206,484
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	750,010	602,582
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,256,600	526,335
	Jiangxi Bank Co. Ltd., Class H	325,000	33,496
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	131,600	218,473
	Jiangxi Wannianqing Cement Co. Ltd., Class A	102,200	156,156
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	9,300	45,528
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	439,681
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	189,534	178,734
*	Jiayin Group, Inc., ADR	27,243	62,114
	Jiayou International Logistics Co. Ltd., Class A	29,540	83,584
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	232,000	498,286
*	Jilin Electric Power Co. Ltd., Class A	42,200	45,847
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	38,920
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	436,800	172,752
#	Jinchuan Group International Resources Co. Ltd.	12,519,000	1,341,304
	Jinduicheng Molybdenum Co. Ltd., Class A	443,920	574,598
*	Jingrui Holdings Ltd.	2,219,000	166,780
	Jingwei Textile Machinery Co. Ltd., Class A	284,500	390,132
	Jinhui Liquor Co. Ltd., Class A	70,200	312,370
#*	JinkoSolar Holding Co. Ltd., ADR	157,507	10,445,864
*	Jinlei Technology Co. Ltd., Class A	39,200	285,757
*	Jinmao Property Services Co. Ltd.	122,779	63,132
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	722,972	1,464,982
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	317,509
	Jinneng Science&Technology Co. Ltd., Class A	176,300	255,531
	Jinyuan EP Co. Ltd., Class A	145,600	370,343
#Ω	Jiumaojiu International Holdings Ltd.	1,949,000	4,240,791
	Jiuzhitang Co. Ltd., Class A	287,600	381,334
	JNBY Design Ltd.	762,000	709,707
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	115,800	189,725
*	Jointo Energy Investment Co. Ltd. Hebei, Class A	697,596	522,514
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,100	144,906
*	Joy City Property Ltd.	19,994,000	711,238
*	Joy Spreader Group, Inc.	2,988,000	958,756
	Joyoung Co. Ltd., Class A	129,740	338,728
#	JOYY, Inc., ADR	75,693	1,959,692
Ω	JS Global Lifestyle Co. Ltd.	1,927,500	2,317,497
	JSTI Group, Class A	213,888	209,922
	Ju Teng International Holdings Ltd.	4,732,000	857,158
	Jushri Technologies, Inc., Class A	26,080	53,347
	Jutal Offshore Oil Services Ltd.	124,000	8,232
*Ω	JW Cayman Therapeutics Co. Ltd.	124,000	105,170

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	JY Grandmark Holdings Ltd.	431,000	$79,266
*	Kaisa Prosperity Holdings Ltd.	17,500	8,936
*	Kaiser China Cultural Co. Ltd., Class A	75,900	61,855
*	Kaishan Group Co. Ltd., Class A	265,000	603,286
*Ω	Kangda International Environmental Co. Ltd.	3,143,000	252,109
	Kangji Medical Holdings Ltd.	23,500	19,733
*	Kasen International Holdings Ltd.	3,137,000	189,504
	Keda Industrial Group Co. Ltd.	71,400	213,111
	Kehua Data Co. Ltd., Class A	8,000	46,636
	Keshun Waterproof Technologies Co. Ltd., Class A	212,400	336,813
	Kinetic Development Group Ltd.	2,496,000	184,483
	Kingboard Holdings Ltd.	2,687,921	7,864,067
	Kingboard Laminates Holdings Ltd.	3,731,500	3,419,856
	KingClean Electric Co. Ltd., Class A	39,260	180,423
	Kingsoft Corp. Ltd.	3,235,800	10,804,203
*	Ko Yo Chemical Group Ltd.	424,000	13,778
	Konfoong Materials International Co. Ltd., Class A	65,258	719,252
	Konka Group Co. Ltd., Class A	570,684	450,839
	KPC Pharmaceuticals, Inc., Class A	259,500	446,334
	Kunlun Energy Co. Ltd.	12,400,000	9,128,472
	Kunlun Tech Co. Ltd., Class A	250,655	534,436
	Kunming Yunnei Power Co. Ltd., Class A	97,100	45,593
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	167,800	195,405
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	78,245	197,853
	KWG Group Holdings Ltd.	5,241,450	1,061,911
	KWG Living Group Holdings Ltd.	3,815,225	778,202
*	Lakala Payment Co. Ltd., Class A	74,000	195,622
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	310,200	288,525
	Lao Feng Xiang Co. Ltd., Class A	57,200	323,748
	Laobaixing Pharmacy Chain JSC, Class A	90,731	447,660
*	Launch Tech Co. Ltd., Class H	20,000	7,575
	Lee & Man Chemical Co. Ltd.	920,785	811,081
	Lee & Man Paper Manufacturing Ltd.	5,555,000	2,114,818
	Lee's Pharmaceutical Holdings Ltd.	1,146,000	281,694
Ω	Legend Holdings Corp., Class H	1,679,100	1,924,079
*	Leo Group Co. Ltd., Class A	1,417,942	409,424
*	LexinFintech Holdings Ltd., ADR	421,044	791,563
	Leyard Optoelectronic Co. Ltd., Class A	530,700	508,214
	Liaoning Port Co. Ltd., Class H	330,000	31,123
	Lier Chemical Co. Ltd., Class A	236,180	787,774
*	Lifestyle China Group Ltd.	1,804,000	181,869
*	Lifetech Scientific Corp.	15,324,000	5,204,708
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	408,100	172,755
	Lingyuan Iron & Steel Co. Ltd., Class A	490,702	183,804
*††	Link Motion, Inc., Sponsored ADR	690,534	0
	Liuzhou Iron & Steel Co. Ltd., Class A	117,500	66,501
	Livzon Pharmaceutical Group, Inc., Class H	684,203	2,039,735
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	8,400	48,321
#	LK Technology Holdings Ltd.	536,500	937,291
	Logan Group Co. Ltd.	2,043,000	567,363
	Loncin Motor Co. Ltd., Class A	724,300	555,693
	Long Yuan Construction Group Co. Ltd., Class A	398,400	446,229
	Longhua Technology Group Luoyang Co. Ltd., Class A	137,100	198,303
	Lonking Holdings Ltd.	8,391,000	1,664,416
	Luenmei Quantum Co. Ltd., Class A	312,900	346,043
	Luolai Lifestyle Technology Co. Ltd., Class A	96,240	155,971
*	Luoniushan Co. Ltd., Class A	181,128	180,971
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	108,400	118,280
#*	Luoyang Glass Co. Ltd., Class H	784,000	1,349,270

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lushang Health Industry Development Co. Ltd., Class A	171,600	$242,019
#*Ω	Luye Pharma Group Ltd.	7,466,000	2,239,499
#*	LVGEM China Real Estate Investment Co. Ltd.	2,058,000	262,439
	Maanshan Iron & Steel Co. Ltd., Class H	3,614,048	970,415
	Maccura Biotechnology Co. Ltd., Class A	124,661	353,811
*	Macrolink Culturaltainment Development Co. Ltd., Class A	682,438	244,465
*Ω	Maoyan Entertainment	1,628,200	1,477,849
*	Maoye International Holdings Ltd.	3,854,000	112,923
*	Markor International Home Furnishings Co. Ltd., Class A	520,780	230,654
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	147,525	472,491
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	61,300	46,120
#*Ω	Meitu, Inc.	8,434,000	895,048
	M-Grass Ecology & Environment Group Co. Ltd., Class A	39,000	23,121
Ω	Midea Real Estate Holding Ltd.	138,400	164,480
	Min Xin Holdings Ltd.	730,000	315,728
*	Mingfa Group International Co. Ltd.	4,181,000	193,473
	Minmetals Land Ltd.	8,218,000	711,127
Ω	Minsheng Education Group Co. Ltd.	780,000	63,825
	Minth Group Ltd.	3,043,000	8,134,663
	MLS Co. Ltd., Class A	322,200	465,457
*	MMG Ltd.	10,970,999	3,245,243
	Monalisa Group Co. Ltd., Class A	62,800	121,192
*	Montnets Cloud Technology Group Co. Ltd., Class A	73,670	147,270
	MYS Group Co. Ltd., Class A	215,887	112,909
*††	Nan Hai Corp. Ltd.	24,100,000	80,744
	NanJi E-Commerce Co. Ltd., Class A	534,600	397,624
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,900	87,172
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	60,048
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	224,500	336,821
	Nanjing Yunhai Special Metals Co. Ltd., Class A	164,900	662,253
	Natural Food International Holding Ltd., Class H	314,000	22,812
	NetDragon Websoft Holdings Ltd.	995,000	1,987,892
	Netjoy Holdings Ltd.	120,000	21,123
*Ω	New Century Healthcare Holding Co. Ltd.	35,000	4,075
	New Hope Dairy Co. Ltd., Class A	23,600	39,253
*	New Sparkle Roll International Group Ltd.	3,824,000	54,096
*	New World Department Store China Ltd.	1,787,462	247,640
*	Newborn Town, Inc.	116,000	33,919
	Newland Digital Technology Co. Ltd., Class A	251,800	570,200
#	Nexteer Automotive Group Ltd.	3,420,000	2,747,932
	Nine Dragons Paper Holdings Ltd.	6,631,000	5,468,875
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	77,914	84,218
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	48,000	165,977
	Ningbo Huaxiang Electronic Co. Ltd., Class A	147,838	376,117
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	48,600	114,132
*	Ningbo Joyson Electronic Corp., Class A	21,700	69,647
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	23,400	43,451
	Ningbo Yunsheng Co. Ltd., Class A	340,100	723,302
	Ningxia Jiaze New Energy Co. Ltd., Class A	574,100	403,170
*	Niu Technologies, Sponsored ADR	126,100	817,128
#*	Noah Holdings Ltd., Sponsored ADR	142,542	2,480,231
	Norinco International Cooperation Ltd., Class A	350,186	398,443
	North Huajin Chemical Industries Co. Ltd., Class A	342,500	298,188
	Northeast Pharmaceutical Group Co. Ltd., Class A	218,903	173,195
	Northeast Securities Co. Ltd., Class A	474,610	489,568
	Northking Information Technology Co. Ltd., Class A	29,400	87,544
	NSFOCUS Technologies Group Co. Ltd., Class A	167,948	253,296
#*	NVC International Holdings Ltd.	1,770,000	27,989
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	102,380	216,698

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Oceanwide Holdings Co. Ltd., Class A	564,577	$118,264
	Offshore Oil Engineering Co. Ltd., Class A	337,467	211,784
*	OFILM Group Co. Ltd., Class A	53,896	48,474
	Olympic Circuit Technology Co. Ltd., Class C	123,835	323,376
	Opple Lighting Co. Ltd., Class A	80,030	197,746
	ORG Technology Co. Ltd., Class A	630,320	473,681
*	Orient Group, Inc., Class A	758,900	323,614
	Oriental Energy Co. Ltd., Class A	178,300	221,080
*	Ourpalm Co. Ltd., Class A	789,500	378,270
*	Overseas Chinese Town Asia Holdings Ltd.	950,183	117,970
	Pacific Online Ltd.	1,798,365	245,518
*	Pacific Securities Co. Ltd., Class A	1,476,371	614,327
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	142,800	407,996
	PAX Global Technology Ltd.	3,062,000	2,864,852
	PCI Technology Group Co. Ltd., Class A	602,240	571,987
*Ω	Peijia Medical Ltd.	313,000	244,655
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	198,870	108,824
	People.cn Co. Ltd., Class A	88,600	140,431
#	Perennial Energy Holdings Ltd.	1,325,000	314,644
	PhiChem Corp., Class A	161,226	505,982
*	Phoenix Media Investment Holdings Ltd.	6,320,000	297,201
*Ω	Ping An Healthcare & Technology Co. Ltd.	1,341,700	3,504,244
*	Polaris Bay Group Co. Ltd., Class A	155,400	185,542
	Poly Property Group Co. Ltd.	9,687,500	2,076,337
	Poly Property Services Co. Ltd., Class H	512,200	2,962,622
	Pou Sheng International Holdings Ltd.	10,665,806	1,168,097
	Powerlong Real Estate Holdings Ltd.	1,412,000	189,041
#	Prinx Chengshan Holding Ltd.	149,000	135,305
	Pujiang International Group Ltd.	288,000	109,410
#*	PW Medtech Group Ltd.	3,468,000	344,644
*	Q Technology Group Co. Ltd.	1,718,000	986,089
	Qianhe Condiment & Food Co. Ltd., Class A	206,496	479,257
	Qingdao East Steel Tower Stock Co. Ltd., Class A	182,800	285,000
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	158,122	351,915
	Qingdao Gon Technology Co. Ltd., Class A	87,300	333,033
	Qingdao Hanhe Cable Co. Ltd., Class A	684,500	460,450
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	36,653	175,873
Ω	Qingdao Port International Co. Ltd., Class H	461,000	218,687
	Qingdao Rural Commercial Bank Corp., Class A	832,400	383,521
	Qingdao TGOOD Electric Co. Ltd., Class A	16,500	46,635
	Qingdao Topscomm Communication, Inc., Class A	182,700	241,572
	Qingling Motors Co. Ltd., Class H	3,834,000	600,237
	Qinhuangdao Port Co. Ltd., Class H	3,011,500	436,599
#*	Qudian, Inc., Sponsored ADR	96,525	109,073
#	Radiance Holdings Group Co. Ltd.	90,000	48,738
	Rainbow Digital Commercial Co. Ltd., Class A	356,250	319,696
*	Raisecom Technology Co. Ltd., Class A	133,429	158,536
*	Rastar Group, Class A	295,400	135,379
	Realcan Pharmaceutical Group Co. Ltd., Class A	513,200	333,398
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,080,720	411,377
#Ω	Redco Properties Group Ltd.	5,568,000	1,376,109
*	Redsun Properties Group Ltd.	1,399,000	256,445
*Ω	Remegen Co. Ltd., Class H	124,500	712,716
	Renhe Pharmacy Co. Ltd., Class A	409,700	367,874
	REXLot Holdings Ltd.	98,652,252	49,013
	Rianlon Corp., Class A	34,150	232,049
	Richinfo Technology Co. Ltd., Class A	35,100	66,868
*	Risen Energy Co. Ltd., Class A	10,000	52,439
*	RiseSun Real Estate Development Co. Ltd., Class A	982,152	408,639

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Riyue Heavy Industry Co. Ltd., Class A	40,292	$150,113
	Road King Infrastructure Ltd.	1,228,000	714,640
	Rongan Property Co. Ltd., Class A	916,500	417,730
*	Ronshine China Holdings Ltd.	1,079,500	141,475
	Ruida Futures Co. Ltd., Class A	14,900	37,337
	Runjian Co. Ltd., Class A	50,400	291,984
	Sai Micro Electronics, Inc., Class A	9,600	22,546
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	321,008	213,572
	Sanquan Food Co. Ltd., Class A	150,700	379,726
	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	478,441
	Sansure Biotech, Inc., Class A	32,348	140,214
	Sanxiang Impression Co. Ltd., Class A	36,100	18,848
	Sany Heavy Equipment International Holdings Co. Ltd.	4,412,000	4,801,131
*	Saurer Intelligent Technology Co. Ltd., Class A	417,200	243,918
	Sealand Securities Co. Ltd., Class A	500,595	258,214
*	Seazen Group Ltd.	7,966,571	2,730,163
*	Secoo Holding Ltd., ADR	64,187	16,580
#	S-Enjoy Service Group Co. Ltd.	922,000	775,373
	SGIS Songshan Co. Ltd., Class A	836,400	424,643
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	446,990	539,398
	Shaanxi Construction Machinery Co. Ltd., Class A	134,660	119,142
	Shandong Bohui Paper Industrial Co. Ltd., Class A	164,303	184,346
*	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	581,253
	Shandong Dawn Polymer Co. Ltd., Class A	64,000	250,110
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	19,000	46,952
	Shandong Head Group Co. Ltd., Class A	41,900	229,225
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	117,900	387,747
	Shandong Humon Smelting Co. Ltd., Class A	230,600	343,944
*	Shandong Minhe Animal Husbandry Co. Ltd., Class A	68,500	166,985
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	752,400	280,800
	Shandong New Beiyang Information Technology Co. Ltd., Class A	207,300	242,846
	Shandong Pharmaceutical Glass Co. Ltd., Class A	113,400	441,693
	Shandong Publishing & Media Co. Ltd., Class A	206,500	182,872
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,234,400	7,798,364
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	616,400	402,506
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	229,890	317,519
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,366,956	447,416
	Shanghai AJ Group Co. Ltd., Class A	426,800	371,798
	Shanghai AtHub Co. Ltd., Class A	51,700	200,744
	Shanghai Baolong Automotive Corp., Class A	4,500	46,615
	Shanghai Belling Co. Ltd., Class A	107,946	344,653
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	5,879	111,973
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	94,439	224,387
	Shanghai Environment Group Co. Ltd., Class A	184,073	274,590
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	205,282	370,245
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	830,000	2,963,370
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,155,000	466,682
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	40,600	125,848
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	83,000	300,384
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	157,800	671,597
	Shanghai Industrial Development Co. Ltd., Class A	447,650	236,610
	Shanghai Industrial Holdings Ltd.	1,898,000	2,683,812
	Shanghai Industrial Urban Development Group Ltd.	12,237,000	980,851
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	316,925
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	46,400	147,610
*	Shanghai Liangxin Electrical Co. Ltd., Class A	116,065	275,317
	Shanghai Maling Aquarius Co. Ltd., Class A	310,225	342,391
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	134,034	307,574
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	5,847	128,278

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Moons' Electric Co. Ltd., Class A	89,360	$448,071
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,132,200	1,704,996
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	404,526
	Shanghai QiFan Cable Co. Ltd., Class A	28,200	100,279
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	19,300	68,897
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	332,033	460,784
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	24,600	116,213
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	127,300	161,349
	Shanghai Tunnel Engineering Co. Ltd., Class A	81,350	65,993
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	349,081
	Shanghai Wanye Enterprises Co. Ltd., Class A	128,527	459,603
	Shanghai Weaver Network Co. Ltd., Class A	46,505	245,224
	Shanghai Yaoji Technology Co. Ltd., Class A	23,800	51,041
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	20,900	93,945
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	238,400	211,061
	Shanxi Blue Flame Holding Co. Ltd., Class A	335,600	506,247
	Shanxi Coking Co. Ltd., Class A	437,317	407,359
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	308,400	658,353
	Shanxi Securities Co. Ltd., Class A	259,010	210,018
	Shanying International Holding Co. Ltd., Class A	1,207,015	498,487
*	Shengda Resources Co. Ltd., Class A	221,907	397,152
	Shenguan Holdings Group Ltd.	1,628,000	83,892
	Shengyuan Environmental Protection Co. Ltd., Class A	30,900	104,525
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	15,300	212,442
	Shenzhen Agricultural Products Group Co. Ltd., Class A	615,280	550,054
*	Shenzhen Airport Co. Ltd., Class A	609,400	620,305
	Shenzhen Aisidi Co. Ltd., Class A	254,900	329,084
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	272,700	167,733
*	Shenzhen Center Power Tech Co. Ltd., Class A	76,600	207,938
	Shenzhen Changhong Technology Co. Ltd., Class A	88,900	278,956
*	Shenzhen Comix Group Co. Ltd., Class A	60,351	61,000
*	Shenzhen Das Intellitech Co. Ltd., Class A	657,611	348,121
	Shenzhen Desay Battery Technology Co., Class A	113,098	740,781
	Shenzhen Ellassay Fashion Co. Ltd., Class A	45,900	63,561
	Shenzhen Envicool Technology Co. Ltd., Class A	65,060	302,633
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	228,018	390,691
	Shenzhen Expressway Corp. Ltd., Class H	2,734,400	2,521,052
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	307,384	586,449
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	10,000	80,276
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	13,361	174,809
	Shenzhen FRD Science & Technology Co. Ltd.	16,300	41,792
	Shenzhen Gas Corp. Ltd., Class A	110,500	117,485
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,000	213,569
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	182,600	487,863
#Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	434,987
	Shenzhen Heungkong Holding Co. Ltd., Class A	1,466,160	430,726
	Shenzhen International Holdings Ltd.	5,516,792	5,081,471
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	10,279
	Shenzhen Investment Ltd.	13,965,720	2,632,969
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	95,334	106,952
	Shenzhen Jinjia Group Co. Ltd., Class A	294,200	404,530
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	97,000	69,052
	Shenzhen Kaifa Technology Co. Ltd., Class A	26,500	46,269
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	148,900	214,255
	Shenzhen Kinwong Electronic Co. Ltd., Class A	29,574	97,992
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	28,700	151,612
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	63,500	82,194
	Shenzhen Megmeet Electrical Co. Ltd., Class A	152,428	673,537
	Shenzhen Microgate Technology Co. Ltd., Class A	114,400	163,709

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen MTC Co. Ltd., Class A	343,500	$199,404
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	965,200	506,320
	Shenzhen Noposion Agrochemicals Co. Ltd., Class A	186,200	162,803
	Shenzhen Properties & Resources Development Group Ltd., Class A	76,600	121,780
*	Shenzhen SDG Information Co. Ltd., Class A	279,020	274,830
	Shenzhen Sunline Tech Co. Ltd., Class A	172,700	250,201
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	18,968	125,774
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	299,700	563,210
	Shenzhen Sunway Communication Co. Ltd., Class A	148,582	379,638
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	272,348
	Shenzhen Topband Co. Ltd., Class A	240,700	510,468
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,600	20,936
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	256,400	241,766
*	Shenzhen World Union Group, Inc., Class A	613,800	281,612
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	342,768	256,216
	Shenzhen Yinghe Technology Co. Ltd., Class A	73,900	326,754
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	213,200	281,488
	Shenzhen Zhenye Group Co. Ltd., Class A	410,400	257,442
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,098,800	728,448
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	345,708
#††	Shimao Group Holdings Ltd.	1,317,500	557,217
	Shinva Medical Instrument Co. Ltd., Class A	138,680	395,151
	Shoucheng Holdings Ltd.	9,427,600	1,622,931
	Shougang Fushan Resources Group Ltd.	8,487,128	3,021,291
*	Shouhang High-Tech Energy Co. Ltd., Class A	719,800	431,475
	Shui On Land Ltd.	15,753,143	2,088,151
*	Sichuan Development Lomon Co. Ltd., Class A	21,600	46,102
	Sichuan Expressway Co. Ltd., Class H	4,042,000	1,014,565
*	Sichuan Haite High-tech Co. Ltd., Class A	124,976	192,862
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	133,900	268,579
*	Sichuan Lutianhua Co. Ltd., Class A	106,100	78,828
	Sichuan Shuangma Cement Co. Ltd., Class A	187,737	590,095
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	90,600	257,482
#	Sihuan Pharmaceutical Holdings Group Ltd.	16,460,000	2,351,329
*	Silver Grant International Holdings Group Ltd.	6,192,000	393,881
Ω	Simcere Pharmaceutical Group Ltd.	1,009,000	1,069,621
*	Sinco Pharmaceuticals Holdings Ltd.	2,156,000	350,807
††	Sinic Holdings Group Co. Ltd., Class H	235,000	2,808
	Sino Wealth Electronic Ltd., Class A	69,405	452,460
	Sinocare, Inc., Class A	112,300	533,813
	Sinochem International Corp., Class A	391,600	378,503
	Sinofert Holdings Ltd.	9,231,327	1,270,879
*††	Sino-I Technology Ltd.	3,950,000	7,548
*	Sinolink Worldwide Holdings Ltd.	15,827,440	440,170
	Sinoma International Engineering Co., Class A	32,800	48,019
	Sinomach Automobile Co. Ltd., Class A	342,600	573,026
	Sino-Ocean Group Holding Ltd.	13,156,500	2,129,228
	Sinopec Engineering Group Co. Ltd., Class H	6,288,500	2,700,393
	Sinopec Kantons Holdings Ltd.	4,414,000	1,384,719
*	Sinopec Oilfield Service Corp., Class H	8,470,000	605,217
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,030,000	1,981,415
	Sinopharm Group Co. Ltd., Class H	3,916,800	8,974,118
	Sino-Platinum Metals Co. Ltd., Class A	104,442	270,507
	Sinoseal Holding Co. Ltd., Class A	25,400	146,614
	Sinosoft Co. Ltd., Class A	75,721	263,128
*	Sinosoft Technology Group Ltd.	2,214,599	107,323
	Sinosteel Engineering & Technology Co. Ltd., Class A	507,700	457,542
	Sinotrans Ltd., Class H	8,722,000	2,615,887
	Sinotruk Hong Kong Ltd.	2,608,000	3,081,651

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Skyworth Digital Co. Ltd., Class A	243,146	$665,131
	Skyworth Group Ltd.	6,186,266	2,903,566
††	SMI Culture & Travel Group Holdings Ltd.	6,033,814	72,099
	Smoore International Holdings Ltd.	15,232,000	42,883
*	SOHO China Ltd.	8,423,000	1,469,994
*	Sohu.com Ltd., ADR	59,963	989,390
*	Solargiga Energy Holdings Ltd.	6,233,000	282,534
#*	South Manganese Investment Ltd.	2,312,000	286,139
#*	So-Young International, Inc., ADR	83,482	69,632
	SSY Group Ltd.	5,937,152	3,369,395
*††	Starrise Media Holdings Ltd.	550,000	7,987
*	Strawbear Entertainment Group	15,000	4,231
††	Suchuang Gas Corp. Ltd.	608,000	70,482
	Sumavision Technologies Co. Ltd., Class A	212,700	179,797
	Sun Art Retail Group Ltd.	4,927,500	1,452,721
*	Sun King Technology Group Ltd.	4,158,000	1,229,752
	Sun-Create Electronics Co. Ltd., Class A	65,390	307,338
	Sunflower Pharmaceutical Group Co. Ltd., Class A	193,200	497,555
	Sunfly Intelligent Technology Co. Ltd., Class A	101,700	170,830
	Suning Universal Co. Ltd., Class A	239,300	128,762
	Sunresin New Materials Co. Ltd., Class A	76,213	732,469
*††Ω	Sunshine 100 China Holdings Ltd.	635,000	22,448
*	Sunward Intelligent Equipment Co. Ltd., Class A	166,950	177,412
	Suofeiya Home Collection Co. Ltd., Class A	64,900	171,561
	Suplet Power Co. Ltd., Class A	74,191	435,586
	Suzhou Anjie Technology Co. Ltd., Class A	238,099	618,032
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	421,292
	Suzhou Good-Ark Electronics Co. Ltd., Class A	181,300	399,003
	Suzhou Keda Technology Co. Ltd., Class A	109,368	90,331
	Suzhou Secote Precision Electronic Co. Ltd., Class A	47,200	205,413
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	86,000	293,150
	Suzhou TFC Optical Communication Co. Ltd., Class A	144,900	680,887
#	SY Holdings Group Ltd.	712,000	502,866
	Symphony Holdings Ltd.	7,140,000	964,041
*	SYoung Group Co. Ltd., Class A	44,200	118,886
	T&S Communications Co. Ltd., Class A	66,437	191,935
	Taiji Computer Corp. Ltd., Class A	168,856	492,600
*	Talkweb Information System Co. Ltd., Class A	185,000	187,759
*	Tangrenshen Group Co. Ltd., Class A	217,527	325,006
	TangShan Port Group Co. Ltd., Class A	1,557,011	603,838
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	308,900	313,806
	Tansun Technology Co. Ltd., Class A	22,165	43,107
	TCL Electronics Holdings Ltd.	3,563,347	1,697,547
††	Tech-Pro, Inc.	43,862,000	71,521
	Telling Telecommunication Holding Co. Ltd., Class A	179,600	283,289
	Ten Pao Group Holdings Ltd.	660,000	95,953
#	Tenfu Cayman Holdings Co. Ltd.	306,000	196,889
††	Tenwow International Holdings Ltd.	4,023,000	36,541
	Three Squirrels, Inc., Class A	73,700	234,902
	Three's Co. Media Group Co. Ltd., Class A	16,896	245,618
	Tian An China Investment Co. Ltd.	1,719,000	885,193
	Tian Di Science & Technology Co. Ltd., Class A	118,221	88,465
*Ω	Tian Ge Interactive Holdings Ltd.	2,221,000	254,032
	Tian Lun Gas Holdings Ltd.	1,352,500	705,512
*††	Tian Shan Development Holding Ltd.	1,844,000	347,076
	Tiangong International Co. Ltd.	4,204,000	1,519,716
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	652,861
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	590,800	552,764
	Tianjin Development Holdings Ltd.	2,246,000	458,024

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	92,300	$303,791
	Tianjin Port Development Holdings Ltd.	12,226,800	951,612
	Tianjin Teda Co. Ltd., Class A	90,000	56,016
	Tianli International Holdings Ltd.	72,000	10,195
#	Tianneng Power International Ltd.	2,966,048	3,476,792
*††	Tianyun International Holdings Ltd.	1,794,000	262,247
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	30,900	108,621
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	46,400	262,492
	Tibet Tianlu Co. Ltd., Class A	122,100	100,157
*	Tibet Water Resources Ltd.	9,150,000	606,917
	Times China Holdings Ltd.	1,406,000	279,543
	Tomson Group Ltd.	2,541,054	591,914
	Tong Ren Tang Technologies Co. Ltd., Class H	2,547,000	1,792,279
*	Tongcheng Travel Holdings Ltd.	3,327,600	6,361,077
*	Tongdao Liepin Group	398,800	514,708
*	Tongding Interconnection Information Co. Ltd., Class A	324,800	244,613
*	TongFu Microelectronics Co. Ltd., Class A	20,000	49,087
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	245,400	351,593
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	170,100	127,470
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	363,380	343,431
	Tongyu Heavy Industry Co. Ltd., Class A	725,253	329,005
	Top Spring International Holdings Ltd.	1,539,500	215,467
	Topsec Technologies Group, Inc., Class A	194,227	265,129
Ω	Topsports International Holdings Ltd.	3,532,000	2,946,075
	Towngas Smart Energy Co. Ltd.	4,715,818	2,246,088
	TPV Technology Co. Ltd., Class A	738,500	245,805
	Transfar Zhilian Co. Ltd., Class A	571,941	486,819
	TravelSky Technology Ltd., Class H	3,352,000	5,555,374
#*	Trigiant Group Ltd.	4,284,000	333,575
*††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	TRS Information Technology Corp. Ltd., Class A	122,300	252,804
	Truking Technology Ltd., Class A	9,000	21,296
	Truly International Holdings Ltd.	6,217,573	1,398,054
Ω	Tsaker New Energy Tech Co. Ltd.	1,314,500	254,256
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	970,900	278,426
*	Tuniu Corp., Sponsored ADR	148,809	172,618
	Unilumin Group Co. Ltd., Class A	335,700	324,389
	Uni-President China Holdings Ltd.	5,278,000	4,828,114
#	United Energy Group Ltd.	30,502,900	3,504,956
#	United Strength Power Holdings Ltd.	18,000	24,645
††	Untrade.CTEG	18,320,000	148,896
	Valiant Co. Ltd., Class A	136,851	368,516
	VanJee Technology Co. Ltd., Class A	7,200	29,834
	Vats Liquor Chain Store Management JSC Ltd., Class A	81,400	452,777
	Vatti Corp. Ltd., Class A	188,447	176,368
Ω	VCredit Holdings Ltd.	159,400	66,091
#*Ω	Venus MedTech Hangzhou, Inc., Class H	144,500	258,970
	Victory Giant Technology Huizhou Co. Ltd., Class A	227,600	533,273
	Vinda International Holdings Ltd.	1,459,000	3,881,785
*	Viomi Technology Co. Ltd., ADR	37,442	62,154
*	Vipshop Holdings Ltd., ADR	1,202,127	11,011,483
	Visual China Group Co. Ltd., Class A	98,600	186,317
*Ω	Viva Biotech Holdings	2,610,500	702,621
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	70,800	120,748
	Wangneng Environment Co. Ltd., Class A	94,545	340,681
	Wangsu Science & Technology Co. Ltd., Class A	594,400	466,744
	Wanguo International Mining Group Ltd.	86,000	21,448
	Want Want China Holdings Ltd.	372,000	302,748
	Wanxiang Qianchao Co. Ltd., Class A	98,208	96,133

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wasion Holdings Ltd.	2,402,000	$857,903
	Wasu Media Holding Co. Ltd., Class A	357,024	394,292
*	Weibo Corp., Sponsored ADR	4,978	95,677
	Weifu High-Technology Group Co. Ltd., Class A	84,703	245,607
	Weiqiao Textile Co., Class H	1,940,500	383,263
*	Wellhope Foods Co. Ltd., Class A	362,080	563,177
	West China Cement Ltd.	9,802,000	1,148,518
	Wharf Holdings Ltd.	1,519,000	5,554,823
	Wisdom Education International Holdings Co. Ltd.	2,752,000	80,820
*	Wison Engineering Services Co. Ltd.	1,334,000	49,123
	Wolong Electric Group Co. Ltd., Class A	273,672	598,401
	WPG Shanghai Smart Water PCL, Class A	23,700	36,980
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	151,800	242,076
*	Wuhan P&S Information Technology Co. Ltd., Class A	405,100	316,859
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	97,386	431,246
	Wuhu Token Science Co. Ltd., Class A	74,700	79,762
#	Wuling Motors Holdings Ltd.	1,010,000	137,965
	Wushang Group Co. Ltd., Class A	234,382	372,361
	Wuxi Boton Technology Co. Ltd., Class A	44,000	113,193
	Wuxi Taiji Industry Co. Ltd., Class A	465,900	501,609
	Wuxi Xinje Electric Co. Ltd., Class A	11,400	77,459
*	XGD, Inc., Class A	155,100	331,699
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,777,000	758,508
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	182,400	217,251
	Xiamen International Airport Co. Ltd., Class A	20,400	45,669
	Xiamen International Port Co. Ltd., Class H	4,430,000	1,230,607
	Xiamen Intretech, Inc., Class A	125,470	374,904
	Xiamen ITG Group Corp. Ltd., Class A	489,000	503,672
*	Xiamen Jihong Technology Co. Ltd., Class A	11,400	20,402
	Xiamen Kingdomway Group Co., Class A	140,400	448,505
	Xiamen Xiangyu Co. Ltd., Class A	116,000	143,354
*	Xi'an Tian He Defense Technology Co. Ltd., Class A	41,200	65,557
	Xi'an Triangle Defense Co. Ltd., Class A	28,900	198,122
	Xiandai Investment Co. Ltd., Class A	421,994	283,162
	Xianhe Co. Ltd., Class A	12,281	49,422
	Xilinmen Furniture Co. Ltd., Class A	121,000	533,924
	Xinfengming Group Co. Ltd., Class A	108,300	160,749
	Xingda International Holdings Ltd.	6,085,861	1,170,275
	Xingfa Aluminium Holdings Ltd.	481,000	526,368
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,968,103	1,363,798
	Xinhuanet Co. Ltd., Class A	120,800	302,118
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	578,600	1,033,668
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	86,188	289,635
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	659,000	104,575
	Xinte Energy Co. Ltd., Class H	926,000	2,461,723
	Xinxiang Chemical Fiber Co. Ltd., Class A	108,900	56,635
	Xinxiang Richful Lube Additive Co. Ltd., Class A	1,800	19,254
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	69,500	45,476
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	18,500	46,052
	Xinyi Energy Holdings Ltd.	5,958,000	3,016,726
	Xinyu Iron & Steel Co. Ltd., Class A	474,300	316,754
#	Xtep International Holdings Ltd.	5,218,718	8,487,064
	Xuji Electric Co. Ltd., Class A	14,565	48,022
*	Xunlei Ltd., ADR	212,469	359,073
Ω	Yadea Group Holdings Ltd.	4,728,000	10,196,562
*	YaGuang Technology Group Co. Ltd., Class A	278,300	266,382
*	Yanchang Petroleum International Ltd.	12,940,000	91,204
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	530,500	963,744
	Yankershop Food Co. Ltd., Class A	9,500	127,584

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	36,600	$149,397
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	173,113	372,172
	Yantai Eddie Precision Machinery Co. Ltd., Class A	127,089	360,639
*	YanTai Shuangta Food Co. Ltd., Class A	319,000	391,676
	Yantai Tayho Advanced Materials Co. Ltd., Class A	156,934	368,497
	Yantai Zhenghai Bio-tech Co. Ltd.	10,650	78,528
*	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	122,800	314,312
*	Yashili International Holdings Ltd.	5,168,000	717,289
#*	Yeahka Ltd.	17,200	37,903
	Yeebo International Holdings Ltd.	62,000	24,346
	YGSOFT, Inc., Class A	312,360	317,659
	Yibin Tianyuan Group Co. Ltd., Class A	68,700	82,713
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	808,600	537,361
*	Yida China Holdings Ltd.	1,148,000	32,828
*	Yifan Pharmaceutical Co. Ltd., Class A	265,766	473,469
	Yihai International Holding Ltd.	1,667,000	4,883,092
	Yijiahe Technology Co. Ltd., Class A	64,876	686,580
	Yincheng International Holding Co. Ltd.	122,000	46,389
	Yipinhong Pharmaceutical Co. Ltd., Class A	97,380	406,019
	Yip's Chemical Holdings Ltd.	1,386,000	758,752
*	Yiren Digital Ltd., Sponsored ADR	220,957	285,035
#*Ω	Yixin Group Ltd.	1,892,500	234,316
	Yixintang Pharmaceutical Group Co. Ltd., Class A	123,400	458,099
	Yotrio Group Co. Ltd., Class A	677,800	354,932
*	Youzu Interactive Co. Ltd., Class A	314,800	423,522
*	Yuan Heng Gas Holdings Ltd.	2,576,000	166,903
	Yuexiu Property Co. Ltd.	5,545,456	6,928,007
	Yuexiu Transport Infrastructure Ltd.	4,268,018	2,389,350
	Yunnan Copper Co. Ltd., Class A	33,072	56,585
	Yusys Technologies Co. Ltd., Class A	98,900	223,907
	ZBOM Home Collection Co. Ltd., Class A	100,588	319,606
	Zepp Health Corp., ADR	24,510	42,647
*	Zhaojin Mining Industry Co. Ltd., Class H	4,019,500	3,839,276
	Zhejiang Communications Technology Co. Ltd.	463,200	472,068
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	612,900	389,734
	Zhejiang Crystal-Optech Co. Ltd., Class A	398,626	719,095
	ZheJiang Dali Technology Co. Ltd., Class A	79,600	175,031
	Zhejiang Expressway Co. Ltd., Class H	5,940,000	4,780,936
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	222,400	518,036
#*††	Zhejiang Glass Co. Ltd.	445,000	0
	Zhejiang Hailiang Co. Ltd., Class A	342,881	612,977
	Zhejiang Hangmin Co. Ltd., Class A	354,400	277,596
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	465,522
	Zhejiang Huace Film & Television Co. Ltd., Class A	502,700	346,090
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	435,699
	Zhejiang Jianfeng Group Co. Ltd., Class A	24,600	46,410
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	147,829	532,774
*	Zhejiang Jingu Co. Ltd., Class A	346,600	436,457
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	370,377
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	983,168	531,318
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	123,600	318,601
	Zhejiang Medicine Co. Ltd., Class A	338,800	716,244
	Zhejiang Meida Industrial Co. Ltd., Class A	223,540	451,479
	Zhejiang Narada Power Source Co. Ltd., Class A	172,700	470,100
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	397,956	235,406
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	59,900	189,966
	Zhejiang Runtu Co. Ltd., Class A	306,134	364,079
	Zhejiang Semir Garment Co. Ltd., Class A	154,100	122,090
	Zhejiang Southeast Space Frame Co. Ltd., Class A	201,700	268,979

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	46,820	$152,155
	Zhejiang Tiantie Industry Co. Ltd., Class A	161,144	343,615
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	84,205	325,785
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	819,420	826,351
*	Zhejiang Wanliyang Co. Ltd., Class A	244,570	370,959
	Zhejiang Wanma Co. Ltd., Class A	111,500	150,381
	Zhejiang Windey Co. Ltd., Class A	78,500	282,553
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	6,000	40,715
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	292,110
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	85,699	247,862
	Zhejiang Yankon Group Co. Ltd., Class A	95,500	50,503
	Zhejiang Yasha Decoration Co. Ltd., Class A	389,600	283,955
	Zhejiang Yinlun Machinery Co. Ltd., Class A	67,600	163,188
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,089,800	1,570,142
*	Zhong An Group Ltd.	13,063,800	433,614
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	1,816,800	4,613,248
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	486,700	470,164
	Zhongshan Public Utilities Group Co. Ltd., Class A	485,800	538,782
*	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	377,987
	Zhongyu Energy Holdings Ltd.	2,052,306	1,755,864
Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,205,500	1,630,818
#	Zhuguang Holdings Group Co. Ltd.	7,108,000	977,142
	Zhuhai Bojay Electronics Co. Ltd., Class A	14,178	88,730
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	172,200	205,513
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	51,821	57,915
TOTAL CHINA			1,026,875,823
COLOMBIA — (0.1%)
	Banco de Bogota SA	4,139	40,067
	Bolsa de Valores de Colombia	63,819	128,174
	Celsia SA ESP	1,957,518	1,616,425
	Cementos Argos SA	1,098,387	999,232
*	CEMEX Latam Holdings SA	765,979	507,258
*	Corp. Financiera Colombiana SA	275,562	1,259,861
	Grupo Argos SA	71,829	202,736
	Mineros SA	243,330	124,872
	Promigas SA ESP	10,240	13,974
TOTAL COLOMBIA			4,892,599
GREECE — (0.4%)
*	Aegean Airlines SA	137,813	730,291
	Athens Water Supply & Sewage Co. SA	102,231	839,382
	Autohellas Tourist & Trading SA	62,316	613,393
	Bank of Greece	115,124	1,826,292
*	Ellaktor SA	381,229	621,701
	ElvalHalcor SA	87,057	125,314
	Epsilon Net SA	7,195	41,622
	Fourlis Holdings SA	148,500	464,923
*	GEK Terna Holding Real Estate Construction SA	253,934	2,513,915
	Hellenic Exchanges - Athens Stock Exchange SA	175,718	592,602
	Holding Co. ADMIE IPTO SA	297,838	561,746
*	Intracom Holdings SA	131,176	247,454
*	LAMDA Development SA	150,639	895,083
	Motor Oil Hellas Corinth Refineries SA	24,547	425,481
	Piraeus Port Authority SA	26,723	421,062
	Quest Holdings SA	45,701	205,969
	Sarantis SA	131,589	926,041
	Terna Energy SA	99,737	1,794,178

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Thrace Plastics Holding & Co.	10,140	$39,812
	Titan Cement International SA	28,790	330,599
TOTAL GREECE			14,216,860
HONG KONG — (0.1%)
*††	Anxin-China Holdings Ltd.	16,347,000	0
Ω	BOC Aviation Ltd.	68,500	582,977
††	CECEP COSTIN New Materials Group Ltd.	4,494,000	64,405
*	Kai Yuan Holdings Ltd.	11,360,000	33,361
*††	Karce Co. Ltd.	1,336,000	0
*††	Magnum Uranium Corp.	876,000	0
	My Medicare	6,950,000	38,159
*††	Realgold Resources Corp.	300,500	0
#*	Realord Group Holdings Ltd.	1,306,000	1,638,804
*	Taung Gold International Ltd.	60,770,000	201,194
#*	Tongda Group Holdings Ltd.	24,615,000	423,211
*††	Untrade Youyuan Holdings	2,698,070	0
*††	Untrade. C Fiber Optic	9,639,999	0
*	Untrade.Lumena Newmat	363,249	0
TOTAL HONG KONG			2,982,111
HUNGARY — (0.0%)
	Magyar Telekom Telecommunications PLC	33,433	26,414
*	Opus Global Nyrt	302,678	115,863
	Richter Gedeon Nyrt	62,801	1,284,610
TOTAL HUNGARY			1,426,887
INDIA — (16.9%)
	63 Moons Technologies Ltd.	5,460	12,598
	Aarti Drugs Ltd.	110,812	597,015
	Aarti Industries Ltd.	480,830	4,755,027
	Abbott India Ltd.	15,291	3,871,330
	Accelya Solutions India Ltd.	3,300	39,118
	Action Construction Equipment Ltd.	64,420	183,132
	Adani Enterprises Ltd.	163,065	5,298,786
*	Adani Green Energy Ltd.	94,029	2,576,542
*	Adani Power Ltd.	1,407,682	5,594,385
	Adani Total Gas Ltd.	50,749	2,018,987
*	Adani Transmission Ltd.	271,437	10,768,123
	ADF Foods Ltd.	101	894
*	Aditya Birla Capital Ltd.	1,042,109	1,403,053
	Advanced Enzyme Technologies Ltd.	166,705	608,958
	Aegis Logistics Ltd.	508,694	1,660,803
	AGI Greenpac Ltd.	24,405	87,283
	Agro Tech Foods Ltd.	54,802	540,758
*	Ahluwalia Contracts India Ltd.	31,823	190,962
	AIA Engineering Ltd.	176,351	5,338,443
	Ajanta Pharma Ltd.	151,978	2,448,491
	Akzo Nobel India Ltd.	43,658	1,070,796
	Alembic Ltd.	269,593	239,779
	Alembic Pharmaceuticals Ltd.	204,849	1,819,662
	Alkem Laboratories Ltd.	6,084	248,104
	Alkyl Amines Chemicals	50,321	1,862,851
	Allcargo Logistics Ltd.	227,668	882,946
*	Alok Industries Ltd.	3,273,901	831,797
	Amara Raja Batteries Ltd.	179,799	1,118,779
*	Amber Enterprises India Ltd.	7,262	229,583
	Amrutanjan Health Care Ltd.	18,616	189,578

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Anant Raj Ltd.	91,431	$85,828
	Andhra Sugars Ltd.	96,256	165,736
	Apar Industries Ltd.	13,442	192,839
	Apcotex Industries Ltd.	14,629	105,314
*	APL Apollo Tubes Ltd.	318,283	3,840,742
	Apollo Tyres Ltd.	1,117,624	3,106,685
*	Arvind Fashions Ltd.	207,643	776,638
*	Arvind Ltd.	591,006	690,300
	Asahi India Glass Ltd.	352,222	2,633,949
	Ashiana Housing Ltd.	54,444	94,354
*	Ashoka Buildcon Ltd.	369,747	351,752
	Asian Granito India Ltd.	15,812	9,295
	Astec Lifesciences Ltd.	9,913	234,138
*Ω	Aster DM Healthcare Ltd.	93,191	269,685
	Astra Microwave Products Ltd.	37,252	134,478
	Astral Ltd.	132,126	3,040,988
	AstraZeneca Pharma India Ltd.	17,775	687,591
	Atul Ltd.	56,299	6,341,912
Ω	AU Small Finance Bank Ltd.	187,828	1,406,973
	Automotive Axles Ltd.	15,690	386,881
	Avanti Feeds Ltd.	169,218	946,481
	Bajaj Consumer Care Ltd.	362,855	746,411
	Bajaj Electricals Ltd.	14,981	214,577
*	Bajaj Hindusthan Sugar Ltd.	1,836,605	230,463
	Bajaj Holdings & Investment Ltd.	46,731	3,057,871
	Balaji Amines Ltd.	43,259	1,863,593
	Balkrishna Industries Ltd.	17,143	499,737
	Balmer Lawrie & Co. Ltd.	230,549	325,228
	Balrampur Chini Mills Ltd.	489,227	2,439,067
	Banco Products India Ltd.	23,353	55,261
	Bank of India	574,453	346,601
	Bank of Maharashtra	986,206	209,994
	Bannari Amman Sugars Ltd.	12,765	397,406
	BASF India Ltd.	46,643	1,584,763
	Bata India Ltd.	151,365	3,766,496
	Bayer CropScience Ltd.	13,354	887,321
	BEML Ltd.	48,307	778,488
*	BF Utilities Ltd.	59,511	245,916
	Bhansali Engineering Polymers Ltd.	235,301	328,279
	Bharat Bijlee Ltd.	2,658	58,987
	Bharat Dynamics Ltd.	65,479	669,886
	Bharat Electronics Ltd.	780,716	2,713,852
	Bharat Forge Ltd.	591,497	5,470,988
*	Bharat Heavy Electricals Ltd.	2,957,005	2,014,460
	Bharat Rasayan Ltd.	2,908	445,726
	Birla Corp. Ltd.	96,625	1,189,177
	Birlasoft Ltd.	466,391	1,992,153
	Bliss Gvs Pharma Ltd.	121,849	119,133
	Blue Dart Express Ltd.	17,602	1,903,435
	Blue Star Ltd.	90,684	1,127,055
	Bodal Chemicals Ltd.	82,131	96,471
	Bombay Burmah Trading Co.	17,417	210,142
*	Bombay Dyeing & Manufacturing Co. Ltd.	270,409	337,784
	Borosil Ltd.	7,771	33,866
*	Borosil Renewables Ltd.	116,182	910,303
	Brigade Enterprises Ltd.	287,122	1,787,859
	Brightcom Group Ltd.	65,381	41,115
	BSE Ltd.	261,489	2,249,213
*	Camlin Fine Sciences Ltd.	74,508	110,874

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Can Fin Homes Ltd.	183,795	$1,388,649
	Canara Bank	6,339	17,860
*	Capacit'e Infraprojects Ltd.	15,657	21,628
	Caplin Point Laboratories Ltd.	72,924	722,836
	Carborundum Universal Ltd.	262,115	2,649,175
	Care Ratings Ltd.	49,682	285,409
	Castrol India Ltd.	566,471	818,388
	CCL Products India Ltd.	278,029	1,564,897
	Ceat Ltd.	86,455	1,379,941
*	Central Bank of India Ltd.	531,432	120,460
	Central Depository Services India Ltd.	206,228	2,959,808
	Century Enka Ltd.	21,455	120,642
	Century Plyboards India Ltd.	218,215	1,615,636
	Century Textiles & Industries Ltd.	142,158	1,507,755
	Cera Sanitaryware Ltd.	18,745	1,121,962
	CESC Ltd.	2,196,962	2,143,970
*	CG Power & Industrial Solutions Ltd.	315,782	897,943
*	Chalet Hotels Ltd.	5,506	22,232
	Chambal Fertilisers & Chemicals Ltd.	574,017	2,339,693
*	Chennai Petroleum Corp. Ltd.	157,831	550,005
††	Chennai Super Kings Cricket Ltd.	1,658,632	8,829
	Cholamandalam Financial Holdings Ltd.	398,017	3,153,819
	Cholamandalam Investment & Finance Co. Ltd.	53,578	479,582
	Cigniti Technologies Ltd.	4,539	28,771
	City Union Bank Ltd.	1,316,807	2,661,243
Ω	Cochin Shipyard Ltd.	58,853	247,567
	Coforge Ltd.	102,611	5,141,893
	Computer Age Management Services Ltd.	27,243	848,821
	Container Corp. of India Ltd.	165,558	1,487,947
	Coromandel International Ltd.	406,680	5,269,878
	Cosmo First Ltd.	16,129	182,468
*	CreditAccess Grameen Ltd.	59,599	795,006
	CRISIL Ltd.	61,867	2,448,976
	Crompton Greaves Consumer Electricals Ltd.	1,658,783	8,279,972
*	CSB Bank Ltd.	41,580	105,341
	Cummins India Ltd.	296,857	4,607,145
	Cyient Ltd.	184,457	1,929,040
*	D B Realty Ltd.	41,828	33,469
	Dalmia Bharat Ltd.	153,753	3,114,129
	Dalmia Bharat Sugar & Industries Ltd.	18,178	86,721
	DB Corp. Ltd.	71,393	76,820
	DCB Bank Ltd.	651,066	731,674
	DCM Shriram Ltd.	132,530	1,673,514
*	DCW Ltd.	207,761	101,958
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,691,044
	Deepak Nitrite Ltd.	174,205	4,228,731
	Delta Corp. Ltd.	446,857	1,118,999
*	DEN Networks Ltd.	277,502	120,581
*	Dhampur Bio Organics Ltd.	121,578	63,196
	Dhampur Sugar Mills Ltd.	121,578	346,428
*	Dhani Services Ltd.	982,211	514,803
	Dhanuka Agritech Ltd.	43,376	380,731
Ω	Dilip Buildcon Ltd.	141,880	422,855
*	Dish TV India Ltd.	3,313,643	472,144
*	Dishman Carbogen Amcis Ltd.	210,016	336,303
	Dixon Technologies India Ltd.	86,540	4,056,492
	Dollar Industries Ltd.	16,461	94,474
Ω	Dr Lal PathLabs Ltd.	101,801	2,970,061
*	DRC Systems India Ltd.	21,540	5,861

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Dredging Corp. of India Ltd.	9,174	$32,147
	Dwarikesh Sugar Industries Ltd.	100,754	150,380
*	Dynamatic Technologies Ltd.	2,526	57,827
	eClerx Services Ltd.	66,992	1,842,499
	Edelweiss Financial Services Ltd.	1,553,368	1,145,338
	EID Parry India Ltd.	253,753	1,800,779
*	EIH Associated Hotels	4,569	23,271
*	EIH Ltd.	598,761	1,152,442
	Electrosteel Castings Ltd.	722,966	330,798
	Elgi Equipments Ltd.	526,947	2,471,982
	Emami Ltd.	430,442	2,460,973
Ω	Endurance Technologies Ltd.	50,432	926,406
	Engineers India Ltd.	716,970	607,271
	EPL Ltd.	177,023	387,345
*Ω	Equitas Small Finance Bank Ltd.	269,631	152,921
Ω	Eris Lifesciences Ltd.	86,680	736,967
	ESAB India Ltd.	5,098	213,397
	Escorts Kubota Ltd.	82,440	1,799,973
	Everest Industries Ltd.	1,236	9,195
	Everest Kanto Cylinder Ltd.	66,676	143,248
	Excel Industries Ltd.	6,546	105,462
	Exide Industries Ltd.	1,080,287	2,166,385
*	FDC Ltd.	172,443	550,158
	Federal Bank Ltd.	5,370,459	7,254,454
*	Federal-Mogul Goetze India Ltd.	2,908	10,625
	FIEM Industries Ltd.	7,151	146,152
	Filatex India Ltd.	127,280	150,958
	Fine Organic Industries Ltd.	8,143	557,113
	Finolex Cables Ltd.	272,441	1,461,784
	Finolex Industries Ltd.	955,420	1,611,485
	Firstsource Solutions Ltd.	984,127	1,390,081
	Force Motors Ltd.	5,794	76,367
*	Fortis Healthcare Ltd.	1,778,161	6,270,686
	Gabriel India Ltd.	234,396	387,263
	Galaxy Surfactants Ltd.	12,936	504,435
*	Ganesh Housing Corp. Ltd.	2,843	10,736
	Garden Reach Shipbuilders & Engineers Ltd.	32,522	105,913
	Garware Technical Fibres Ltd.	35,738	1,487,757
	Gateway Distriparks Ltd.	978,876	900,954
*	Gati Ltd.	95,449	177,721
	GE Power India Ltd.	11,324	19,430
*	GE T&D India Ltd.	196,502	285,544
Ω	General Insurance Corp. of India	11,497	16,897
	Genus Power Infrastructures Ltd.	96,180	94,146
	Geojit Financial Services Ltd.	27,742	17,747
	GHCL Ltd.	182,273	1,478,915
	GIC Housing Finance Ltd.	26,911	46,098
	Gillette India Ltd.	17,560	1,158,371
	GlaxoSmithKline Pharmaceuticals Ltd.	34,286	609,939
	Glenmark Pharmaceuticals Ltd.	501,614	2,412,743
	GMM Pfaudler Ltd.	7,962	162,260
*	GMR Infrastructure Ltd.	2,354,650	1,109,058
	Godawari Power & Ispat Ltd.	73,133	265,322
	Godfrey Phillips India Ltd.	48,483	700,623
Ω	Godrej Agrovet Ltd.	25,775	165,621
*	Godrej Industries Ltd.	188,963	1,063,368
	Goodyear India Ltd.	3,137	37,579
	Granules India Ltd.	480,026	1,805,191
	Graphite India Ltd.	84,596	456,502

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gravita India Ltd.	3,285	$12,038
	Great Eastern Shipping Co. Ltd.	307,104	1,837,056
	Greaves Cotton Ltd.	339,261	697,003
	Greenlam Industries Ltd.	15,059	67,856
	Greenpanel Industries Ltd.	48,546	271,384
	Greenply Industries Ltd.	97,847	226,739
	Grindwell Norton Ltd.	105,759	2,323,166
	Gujarat Alkalies & Chemicals Ltd.	126,178	1,201,728
	Gujarat Ambuja Exports Ltd.	252,205	967,887
	Gujarat Fluorochemicals Ltd.	139,493	5,904,630
	Gujarat Industries Power Co. Ltd.	176,262	184,240
	Gujarat Mineral Development Corp. Ltd.	193,216	392,632
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	239,481	2,186,804
	Gujarat Pipavav Port Ltd.	986,533	969,928
	Gujarat State Fertilizers & Chemicals Ltd.	454,863	908,260
	Gujarat State Petronet Ltd.	781,576	2,291,333
	Gulf Oil Lubricants India Ltd.	50,156	266,116
*	Hathway Cable & Datacom Ltd.	900,585	192,365
	Hatsun Agro Product Ltd.	105,358	1,321,849
	HBL Power Systems Ltd.	200,199	223,348
*	HealthCare Global Enterprises Ltd.	26,049	89,046
	HEG Ltd.	14,568	217,951
	HeidelbergCement India Ltd.	244,465	568,063
	Heritage Foods Ltd.	51,381	182,421
	Hester Biosciences Ltd.	11,620	325,161
	HFCL Ltd.	2,094,768	1,763,757
	HG Infra Engineering Ltd.	19,413	146,000
	Hikal Ltd.	204,581	652,997
	HIL Ltd.	14,909	663,192
	Himadri Speciality Chemical Ltd.	539,750	556,014
	Himatsingka Seide Ltd.	66,016	97,199
	Hinduja Global Solutions Ltd.	72,357	1,199,439
	Hindustan Aeronautics Ltd.	8,128	208,230
*	Hindustan Construction Co. Ltd.	2,513,458	423,967
	Hindustan Copper Ltd.	281,976	367,949
*	Hindustan Oil Exploration Co. Ltd.	190,919	421,566
	Hindware Home Innovation Ltd.	121,287	529,430
	Hle Glascoat Ltd.	2,753	108,207
	Honda India Power Products Ltd.	12,211	239,750
	Honeywell Automation India Ltd.	2,315	1,173,375
	Huhtamaki India Ltd.	86,236	212,019
	I G Petrochemicals Ltd.	14,160	112,672
Ω	ICICI Securities Ltd.	136,551	829,736
	ICRA Ltd.	4,930	242,842
*	IDFC First Bank Ltd.	6,440,948	3,053,520
	IDFC Ltd.	4,015,040	2,772,431
*	IFB Industries Ltd.	32,304	409,126
	Igarashi Motors India Ltd.	2,487	10,665
	IIFL Finance Ltd.	572,417	2,495,098
	IIFL Securities Ltd.	118,038	102,044
	IIFL Wealth Management Ltd.	169,047	3,609,256
	India Cements Ltd.	488,174	1,216,288
	India Glycols Ltd.	50,275	599,198
	India Nippon Electricals Ltd.	1,455	7,761
*	Indiabulls Housing Finance Ltd.	947,333	1,324,230
*	Indiabulls Real Estate Ltd.	592,643	544,982
Ω	IndiaMart InterMesh Ltd.	8,395	451,800
	Indian Bank	249,104	556,970
Ω	Indian Energy Exchange Ltd.	750,762	1,519,918

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indian Hotels Co. Ltd.	2,698,770	$8,986,583
	Indian Hume Pipe Co. Ltd.	35,244	69,369
	Indian Metals & Ferro Alloys Ltd.	3,008	11,239
	Indo Count Industries Ltd.	166,243	290,911
	Indoco Remedies Ltd.	110,768	542,278
	Indraprastha Gas Ltd.	261,153	1,143,437
	INEOS Styrolution India Ltd.	15,206	163,114
	Infibeam Avenues Ltd.	2,531,827	470,330
	Ingersoll Rand India Ltd.	15,201	317,110
*	Inox Leisure Ltd.	120,537	898,018
*	Inox Wind Ltd.	68,852	77,311
*	Insecticides India Ltd.	6,436	84,260
	Intellect Design Arena Ltd.	257,424	2,059,829
	IOL Chemicals & Pharmaceuticals Ltd.	38,486	174,148
	Ipca Laboratories Ltd.	431,692	5,486,003
*	IRB Infrastructure Developers Ltd.	392,575	1,057,458
Ω	IRCON International Ltd.	405,667	192,571
	ISGEC Heavy Engineering Ltd.	913	5,400
	ITD Cementation India Ltd.	240,706	248,823
*	ITI Ltd.	116,429	172,005
	J Kumar Infraprojects Ltd.	67,127	284,668
*	Jagran Prakashan Ltd.	288,140	200,928
	Jai Corp. Ltd.	117,016	179,197
*	Jaiprakash Associates Ltd.	2,063,717	193,628
*	Jaiprakash Power Ventures Ltd.	13,521,781	1,114,698
*	Jammu & Kashmir Bank Ltd.	560,538	205,793
	Jamna Auto Industries Ltd.	596,709	952,751
	JB Chemicals & Pharmaceuticals Ltd.	141,326	3,156,644
	JBM Auto Ltd.	30,720	168,331
	Jindal Poly Films Ltd.	69,731	932,861
	Jindal Saw Ltd.	598,771	648,647
*	Jindal Stainless Hisar Ltd.	352,858	1,063,603
*	Jindal Stainless Ltd.	637,551	959,047
	JK Cement Ltd.	124,172	3,927,023
	JK Lakshmi Cement Ltd.	171,089	958,003
	JK Paper Ltd.	300,392	1,316,327
	JK Tyre & Industries Ltd.	316,958	474,541
	JM Financial Ltd.	1,500,361	1,210,559
	JMC Projects India Ltd.	170,972	178,231
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	30,395	600,941
	JSW Energy Ltd.	1,050,827	3,179,056
	JTEKT India Ltd.	150,187	160,917
	Jubilant Ingrevia Ltd.	455,030	3,053,732
	Jubilant Pharmova Ltd.	270,636	1,235,012
	Jyothy Labs Ltd.	475,110	1,029,434
	Kajaria Ceramics Ltd.	298,779	4,452,849
	Kalpataru Power Transmission Ltd.	229,449	1,075,878
	Kalyani Steels Ltd.	73,704	278,145
	Kansai Nerolac Paints Ltd.	120,514	611,012
	Karnataka Bank Ltd.	809,672	722,927
	Karur Vysya Bank Ltd.	1,624,247	1,209,233
	Kaveri Seed Co. Ltd.	83,707	513,482
	KCP Ltd.	80,489	111,918
	KEC International Ltd.	358,491	2,077,808
	KEI Industries Ltd.	210,092	3,286,253
	Kennametal India Ltd.	4,812	139,779
*	Kesoram Industries Ltd.	129,729	77,643
	Kewal Kiran Clothing Ltd.	15,442	66,996
*	Kiri Industries Ltd.	76,505	461,424

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kirloskar Brothers Ltd.	2,830	$12,134
	Kirloskar Ferrous Industries Ltd.	38,797	98,226
	Kirloskar Oil Engines Ltd.	196,999	409,082
	Kitex Garments Ltd.	41,078	125,074
	KNR Constructions Ltd.	372,490	1,244,037
*	Kolte-Patil Developers Ltd.	46,551	156,795
	KPIT Technologies Ltd.	697,657	4,849,953
	KPR Mill Ltd.	432,892	3,208,468
	KRBL Ltd.	158,822	491,380
	KSB Ltd.	45,773	849,343
	L&T Finance Holdings Ltd.	2,428,362	2,311,886
	LA Opala RG Ltd.	131,747	485,156
	Lakshmi Machine Works Ltd.	12,187	1,608,188
Ω	Laurus Labs Ltd.	837,166	5,525,318
*Ω	Lemon Tree Hotels Ltd.	876,090	733,320
	LG Balakrishnan & Bros Ltd.	46,615	414,513
	LIC Housing Finance Ltd.	965,081	4,700,241
	Linde India Ltd.	80,867	3,736,163
	LT Foods Ltd.	472,709	543,668
	Lumax Auto Technologies Ltd.	40,418	132,633
	Lumax Industries Ltd.	1,862	35,699
	LUX Industries Ltd.	27,941	656,196
	Mahanagar Gas Ltd.	195,326	1,861,648
	Maharashtra Seamless Ltd.	98,993	916,850
	Mahindra & Mahindra Financial Services Ltd.	1,801,604	4,267,672
	Mahindra CIE Automotive Ltd.	439,069	1,487,840
*	Mahindra Holidays & Resorts India Ltd.	232,705	693,099
	Mahindra Lifespace Developers Ltd.	295,643	1,491,646
Ω	Mahindra Logistics Ltd.	37,839	223,014
	Maithan Alloys Ltd.	10,719	128,174
	Man Infraconstruction Ltd.	166,079	179,474
	Manappuram Finance Ltd.	1,034,392	1,289,566
	Mangalam Cement Ltd.	9,578	36,584
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	591,110
	Marksans Pharma Ltd.	675,884	417,426
Ω	MAS Financial Services Ltd.	32,705	224,950
	Mastek Ltd.	45,504	1,212,663
*	Max Financial Services Ltd.	202,845	2,199,464
*	Max Healthcare Institute Ltd.	687,691	3,197,473
	Mayur Uniquoters Ltd.	55,428	288,974
	Mazagon Dock Shipbuilders Ltd.	52,223	183,591
*	Meghmani Finechem Ltd.	47,103	903,813
	Meghmani Organics Ltd.	501,099	813,756
Ω	Metropolis Healthcare Ltd.	49,264	992,375
	Minda Corp. Ltd.	157,745	444,936
	Minda Industries Ltd.	474,336	3,061,750
*	Mirc Electronics Ltd.	24,460	4,334
*	Mirza International Ltd.	49,383	155,549
Ω	Mishra Dhatu Nigam Ltd.	67,008	142,608
	MM Forgings Ltd.	5,934	72,818
	MOIL Ltd.	209,131	414,036
	Monte Carlo Fashions Ltd.	20,495	194,554
*	Morepen Laboratories Ltd.	893,603	409,295
	Motilal Oswal Financial Services Ltd.	125,984	1,217,188
	Mphasis Ltd.	104,889	3,074,124
	MRF Ltd.	2,095	2,213,780
	MSTC Ltd.	43,926	138,810
	Multi Commodity Exchange of India Ltd.	74,864	1,320,326
	Nahar Spinning Mills Ltd.	13,541	56,346

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Narayana Hrudayalaya Ltd.	72,583	$600,520
	Natco Pharma Ltd.	354,253	3,056,266
	National Aluminium Co. Ltd.	2,223,972	2,196,922
*	National Fertilizers Ltd.	16,472	9,582
	Nava Ltd.	237,619	603,967
	Navin Fluorine International Ltd.	67,419	3,742,053
	Navneet Education Ltd.	316,145	432,415
	NBCC India Ltd.	2,349,156	981,527
	NCC Ltd.	1,018,611	756,976
	NCL Industries Ltd.	16,947	37,366
	NELCO Ltd.	24,303	198,182
	Neogen Chemicals Ltd.	16,649	287,815
	NESCO Ltd.	77,567	580,685
*	Network18 Media & Investments Ltd.	392,640	322,774
	Neuland Laboratories Ltd.	4,905	80,486
	Newgen Software Technologies Ltd.	17,273	81,250
	NHPC Ltd.	2,020,565	875,402
	NIIT Ltd.	316,922	1,471,633
	Nilkamal Ltd.	20,926	524,888
Ω	Nippon Life India Asset Management Ltd.	19,393	68,488
	NLC India Ltd.	685,573	590,625
	NOCIL Ltd.	318,127	1,109,430
	NRB Bearings Ltd.	160,550	279,027
	Nucleus Software Exports Ltd.	28,161	147,472
	Oberoi Realty Ltd.	253,765	2,926,761
	Oil India Ltd.	909,593	2,188,338
*	Olectra Greentech Ltd.	10,905	88,088
*	Omaxe Ltd.	162,081	220,933
	OnMobile Global Ltd.	118,792	197,740
	Oracle Financial Services Software Ltd.	11,744	467,762
	Orient Cement Ltd.	376,080	553,238
	Orient Electric Ltd.	335,916	1,105,246
	Orient Paper & Industries Ltd.	106,744	37,095
	Oriental Aromatics Ltd.	1,780	12,912
	Oriental Carbon & Chemicals Ltd.	13,160	148,186
*	Oriental Hotels Ltd.	16,334	13,031
	Page Industries Ltd.	3,759	2,332,159
	Paisalo Digital Ltd.	247,340	227,333
	Panama Petrochem Ltd.	24,220	85,875
Ω	Parag Milk Foods Ltd.	79,364	91,543
*	Patel Engineering Ltd.	201,632	59,279
*	PC Jeweller Ltd.	365,143	216,958
	PCBL Ltd.	555,314	855,242
	Persistent Systems Ltd.	217,545	9,988,453
	Petronet LNG Ltd.	92,651	257,220
	Pfizer Ltd.	35,677	1,883,879
	Phoenix Mills Ltd.	331,488	5,208,139
*Ω	PNB Housing Finance Ltd.	238,767	1,059,403
	PNC Infratech Ltd.	185,190	596,587
	Poly Medicure Ltd.	74,622	692,367
	Polyplex Corp. Ltd.	57,415	1,704,211
	Poonawalla Fincorp Ltd.	89,340	302,936
	Power Finance Corp. Ltd.	503,564	739,369
*	Power Mech Projects Ltd.	7,495	87,358
	Praj Industries Ltd.	362,160	1,817,419
*	Prakash Industries Ltd.	160,911	107,704
Ω	Prataap Snacks Ltd.	3,362	30,825
	Precision Camshafts Ltd.	11,815	19,582
	Prestige Estates Projects Ltd.	519,390	2,715,004

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Pricol Ltd.	140,232	$267,194
	Prince Pipes & Fittings Ltd.	62,893	481,499
*	Prism Johnson Ltd.	457,223	702,455
	Privi Speciality Chemicals Ltd.	7,832	124,140
	Procter & Gamble Health Ltd.	29,018	1,621,327
	PSP Projects Ltd.	17,582	137,456
*	PTC India Financial Services Ltd.	784,606	149,980
	PTC India Ltd.	682,213	716,624
*	PVR Ltd.	66,377	1,808,092
Ω	Quess Corp. Ltd.	102,328	763,705
Ω	Quick Heal Technologies Ltd.	5,285	13,921
	Radico Khaitan Ltd.	274,639	3,272,249
	Rain Industries Ltd.	453,064	1,015,436
	Rajesh Exports Ltd.	227,181	1,705,453
	Rallis India Ltd.	274,482	735,718
*	Ramco Cements Ltd.	304,449	2,814,366
*	Ramco Industries Ltd.	125,986	306,797
*	Ramco Systems Ltd.	9,219	32,527
	Ramkrishna Forgings Ltd.	82,853	187,620
*	Ramky Infrastructure Ltd.	19,107	38,080
	Rane Holdings Ltd.	7,743	66,091
	Rashtriya Chemicals & Fertilizers Ltd.	598,796	664,102
	Ratnamani Metals & Tubes Ltd.	90,384	1,933,529
*	RattanIndia Power Ltd.	914,449	45,142
	Raymond Ltd.	136,741	1,658,408
*Ω	RBL Bank Ltd.	1,178,715	1,378,812
	REC Ltd.	2,682,245	4,446,976
	Redington India Ltd.	2,083,421	3,282,325
	Relaxo Footwears Ltd.	150,628	1,875,526
	Reliance Industrial Infrastructure Ltd.	28,964	359,756
*	Reliance Infrastructure Ltd.	172,702	257,526
*	Reliance Power Ltd.	6,477,695	1,048,601
	Repco Home Finance Ltd.	52,378	99,657
	Rhi Magnesita India Ltd.	26,148	171,450
	Rico Auto Industries Ltd.	115,579	67,542
	RITES Ltd.	55,002	183,098
	Route Mobile Ltd.	23,074	414,167
*	RPSG Ventures Ltd.	10,147	67,562
*	RSWM Ltd.	26,711	133,544
	Rupa & Co. Ltd.	49,237	233,141
	Sagar Cements Ltd.	22,242	49,931
	Sandhar Technologies Ltd.	2,175	6,770
	Sangam India Ltd.	8,264	27,830
*	Sanghi Industries Ltd.	13,652	6,380
	Sanofi India Ltd.	31,028	2,480,514
	Sarda Energy & Minerals Ltd.	13,095	157,598
	Saregama India Ltd.	86,737	459,583
	Sasken Technologies Ltd.	14,843	146,631
*	Satin Creditcare Network Ltd.	11,621	17,105
	Savita Oil Technologies Ltd.	4,345	66,715
	Schaeffler India Ltd.	160,300	5,612,114
*	Schneider Electric Infrastructure Ltd.	136,039	190,186
*	SEAMEC Ltd.	2,619	28,220
	Sequent Scientific Ltd.	244,159	398,456
	Seshasayee Paper & Boards Ltd.	10,686	28,884
Ω	SH Kelkar & Co. Ltd.	58,645	103,214
	Shakti Pumps India Ltd.	4,523	27,071
	Shankara Building Products Ltd.	13,879	124,212
	Sharda Cropchem Ltd.	84,617	556,127

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sharda Motor Industries Ltd.	1,085	$10,246
*	Sheela Foam Ltd.	4,869	173,233
	Shilpa Medicare Ltd.	123,440	642,893
	Shipping Corp. of India Ltd.	469,725	618,216
*	Shoppers Stop Ltd.	107,780	799,161
*	Shree Renuka Sugars Ltd.	1,570,244	986,890
	Shriram City Union Finance Ltd.	64,781	1,585,554
	Shriram Transport Finance Co. Ltd.	335,672	5,885,234
*	SIS Ltd.	46,764	264,505
	Siyaram Silk Mills Ltd.	17,583	118,195
	SKF India Ltd.	78,344	4,169,742
	Sobha Ltd.	141,482	1,253,615
	Solar Industries India Ltd.	107,818	3,748,269
	Solara Active Pharma Sciences Ltd.	13,202	64,199
*	Somany Ceramics Ltd.	13,279	105,706
	Sonata Software Ltd.	202,648	1,810,212
*	South Indian Bank Ltd.	4,012,519	400,751
	SP Apparels Ltd.	1,629	7,763
*	Spandana Sphoorty Financial Ltd.	10,609	57,520
	SRF Ltd.	64,575	1,986,148
*	Star Cement Ltd.	48,662	53,527
*	Sterling & Wilson Renewable	46,227	167,243
	Sterlite Technologies Ltd.	525,634	945,414
	Strides Pharma Science Ltd.	224,506	942,400
	Subex Ltd.	566,440	189,894
	Subros Ltd.	89,803	387,019
	Sudarshan Chemical Industries Ltd.	102,209	610,885
	Sumitomo Chemical India Ltd.	124,491	710,943
	Sun TV Network Ltd.	271,329	1,621,947
	Sundaram Finance Holdings Ltd.	80,225	79,975
	Sundaram Finance Ltd.	89,985	2,338,526
	Sundaram-Clayton Ltd.	9,566	563,886
	Sundram Fasteners Ltd.	321,801	3,386,257
*	Sunflag Iron & Steel Co.	10,410	10,994
	Sunteck Realty Ltd.	198,322	1,300,085
	Suprajit Engineering Ltd.	225,866	972,698
	Supreme Industries Ltd.	213,743	5,092,164
	Supreme Petrochem Ltd.	148,926	1,598,338
	Surya Roshni Ltd.	6,087	29,600
	Sutlej Textiles & Industries Ltd.	180,472	146,204
	Suven Pharmaceuticals Ltd.	698,897	4,289,901
*	Suzlon Energy Ltd.	17,059,138	1,446,064
	Swan Energy Ltd.	76,621	205,225
	Swaraj Engines Ltd.	20,114	406,606
	Symphony Ltd.	60,208	716,239
Ω	Syngene International Ltd.	405,748	2,918,746
	Tamil Nadu Newsprint & Papers Ltd.	51,043	143,716
	Tamilnadu Petroproducts Ltd.	59,947	73,712
	Tanla Platforms Ltd.	78,560	690,859
*	TARC Ltd.	106,825	50,927
	Tasty Bite Eatables Ltd.	673	99,773
	Tata Chemicals Ltd.	390,802	4,504,843
	Tata Coffee Ltd.	50,429	141,315
	Tata Elxsi Ltd.	97,195	10,713,860
	Tata Metaliks Ltd.	56,536	497,274
	Tata Power Co. Ltd.	539,244	1,519,095
	Tata Steel Long Products Ltd.	44,261	330,493
	Tata Steel Ltd.	123,772	168,775
	TCI Express Ltd.	59,425	1,323,005

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*Ω	TCNS Clothing Co. Ltd.	5,301	$39,031
	TD Power Systems Ltd.	9,054	64,871
	Techno Electric & Engineering Co. Ltd.	198,034	737,873
	Texmaco Rail & Engineering Ltd.	226,407	124,644
	Thermax Ltd.	148,156	3,851,408
	Thirumalai Chemicals Ltd.	96,103	275,536
*	Thomas Cook India Ltd.	243,578	206,915
Ω	Thyrocare Technologies Ltd.	69,969	563,189
	Tide Water Oil Co. India Ltd.	25,459	325,906
*	Tilaknagar Industries Ltd.	80,256	78,468
	Time Technoplast Ltd.	390,193	529,788
	Timken India Ltd.	86,065	3,239,969
	Tinplate Co. of India Ltd.	109,549	407,870
*	Titagarh Wagons Ltd.	102,157	163,798
	Torrent Power Ltd.	570,632	3,792,005
	Tourism Finance Corp. of India Ltd.	29,653	20,658
	Transport Corp. of India Ltd.	99,134	872,789
	Trident Ltd.	4,861,665	2,443,357
	Triveni Engineering & Industries Ltd.	330,865	1,063,431
	Triveni Turbine Ltd.	330,318	715,783
	TTK Prestige Ltd.	146,619	1,656,139
	Tube Investments of India Ltd.	421,856	11,102,667
	TV Today Network Ltd.	92,830	327,712
*	TV18 Broadcast Ltd.	1,793,511	843,261
	TVS Motor Co. Ltd.	333,778	3,821,856
	TVS Srichakra Ltd.	13,220	327,260
	Uflex Ltd.	110,987	870,275
	Ugar Sugar Works Ltd.	35,034	25,910
*	Ugro Capital Ltd.	23,194	50,461
*	Ujjivan Financial Services Ltd.	61,573	134,725
*Ω	Ujjivan Small Finance Bank Ltd.	370,358	90,063
	Unichem Laboratories Ltd.	124,053	464,988
	Union Bank of India Ltd.	1,978,622	959,709
	Usha Martin Ltd.	146,098	268,371
	UTI Asset Management Co. Ltd.	5,956	52,207
*	VA Tech Wabag Ltd.	94,341	287,154
	Vaibhav Global Ltd.	257,258	973,937
	Vakrangee Ltd.	1,058,449	375,575
*Ω	Valiant Organics Ltd.	2,782	23,526
	Vardhman Textiles Ltd.	488,265	1,878,478
*Ω	Varroc Engineering Ltd.	77,896	346,339
	Varun Beverages Ltd.	294,430	3,284,586
	Venky's India Ltd.	19,237	491,743
	Vesuvius India Ltd.	13,070	190,828
	V-Guard Industries Ltd.	585,042	1,679,616
	Vimta Labs Ltd.	8,423	41,616
	Vinati Organics Ltd.	94,515	2,615,374
	Vindhya Telelinks Ltd.	15,562	210,868
	Visaka Industries Ltd.	7,721	49,510
*	V-Mart Retail Ltd.	5,142	181,016
*	Vodafone Idea Ltd.	26,217,746	2,892,949
	Voltamp Transformers Ltd.	3,392	149,950
	VRL Logistics Ltd.	105,624	842,406
	VST Industries Ltd.	19,201	776,293
	VST Tillers Tractors Ltd.	13,719	458,812
	Welspun Corp. Ltd.	436,397	1,247,069
	Welspun Enterprises Ltd.	250,028	320,169
	Welspun India Ltd.	1,423,088	1,262,132
	West Coast Paper Mills Ltd.	119,976	644,020

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Westlife Development Ltd.	53,861	$401,708
	Wheels India Ltd.	7,487	68,459
	Whirlpool of India Ltd.	42,418	951,880
*	Wockhardt Ltd.	145,950	408,652
*	Wonderla Holidays Ltd.	5,328	16,173
*	Yes Bank Ltd.	237,637	45,100
	Zee Entertainment Enterprises Ltd.	2,035,315	6,337,259
*	Zee Media Corp. Ltd.	545,443	105,460
	Zensar Technologies Ltd.	343,925	1,077,282
	Zydus Wellness Ltd.	16,033	327,898
TOTAL INDIA			697,310,357
INDONESIA — (2.0%)
	ABM Investama Tbk PT	274,200	48,413
	Ace Hardware Indonesia Tbk PT	19,988,600	957,163
*	Adhi Karya Persero Tbk PT	5,778,088	288,413
*	Adi Sarana Armada Tbk PT	3,576,500	403,354
*	Agung Semesta Sejahtera Tbk PT	34,642,700	116,835
	AKR Corporindo Tbk PT	23,912,200	2,018,957
*	Alam Sutera Realty Tbk PT	38,709,100	433,762
	Aneka Gas Industri Tbk PT	646,400	103,803
*††	Armidian Karyatama Tbk PT	844,800	534
	Arwana Citramulia Tbk PT	18,420,300	1,247,273
	Ashmore Asset Management Indonesia Tbk PT	88,400	8,047
	Astra Agro Lestari Tbk PT	1,661,500	1,081,941
	Astra Otoparts Tbk PT	2,355,600	184,972
*	Asuransi Maximus Graha Persada Tbk PT	8,900,400	77,576
*††	Bakrie Telecom Tbk PT	49,756,298	31,449
*	Bali Bintang Sejahtera Tbk PT	539,300	14,049
*	Bank Amar Indonesia Tbk PT	1,751,400	34,740
	Bank BTPN Syariah Tbk PT	5,204,000	987,387
*	Bank Bukopin Tbk PT	60,964,882	789,998
*	Bank Capital Indonesia Tbk PT	13,294,900	138,031
*	Bank Ganesha Tbk PT	4,338,700	37,182
*	Bank Ina Perdana PT	6,193,000	1,640,745
*	Bank Mayapada International Tbk PT	934,600	37,504
	Bank Maybank Indonesia Tbk PT	13,089,000	241,859
*	Bank MNC Internasional Tbk PT	29,343,900	267,345
*	Bank Nationalnobu Tbk PT	1,174,200	42,769
	Bank OCBC Nisp Tbk PT	710,100	30,645
	Bank Pan Indonesia Tbk PT	14,702,700	1,775,044
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,878,812	802,474
	Bank Pembangunan Daerah Jawa Timur Tbk PT	11,033,000	528,270
	Bank Tabungan Negara Persero Tbk PT	13,171,949	1,307,889
*	Bekasi Fajar Industrial Estate Tbk PT	17,383,900	161,793
	BFI Finance Indonesia Tbk PT	23,038,600	1,837,990
*	Bintang Oto Global Tbk PT	7,756,800	682,497
	BISI International Tbk PT	8,589,500	921,254
	Blue Bird Tbk PT	696,300	80,530
*	Buana Lintas Lautan Tbk PT	18,874,200	185,833
	Bukit Asam Tbk PT	1,068,100	310,097
*	Bumi Resources Minerals Tbk PT	7,261,500	114,627
*	Bumi Serpong Damai Tbk PT	14,012,000	870,262
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	222,230
	Buyung Poetra Sembada PT	5,653,200	49,928
*	Capital Financial Indonesia Tbk PT	4,408,200	239,231
	Catur Sentosa Adiprana Tbk PT	2,986,100	138,848
Ω	Cikarang Listrindo Tbk PT	3,163,000	145,055
	Ciputra Development Tbk PT	29,071,620	1,813,945

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Citra Marga Nusaphala Persada Tbk PT	13,896,403	$1,900,678
*	City Retail Developments Tbk PT	12,056,400	118,279
*	Delta Dunia Makmur Tbk PT	15,329,000	405,533
	Dharma Satya Nusantara Tbk PT	6,124,900	219,228
	Elnusa Tbk PT	11,522,600	234,846
	Erajaya Swasembada Tbk PT	28,609,300	962,392
*	FKS Food Sejahtera Tbk PT	12,838,300	122,799
	Gajah Tunggal Tbk PT	4,584,000	217,933
	Garudafood Putra Putri Jaya Tbk PT	6,919,300	249,623
*††	Hanson International Tbk PT	483,480,300	0
	Harum Energy Tbk PT	5,641,500	703,346
	Hexindo Adiperkasa Tbk PT	551,000	228,651
	Impack Pratama Industri Tbk PT	1,149,500	308,425
*	Indika Energy Tbk PT	6,192,500	1,116,320
	Indo Tambangraya Megah Tbk PT	1,141,500	3,050,514
	Indocement Tunggal Prakarsa Tbk PT	319,900	200,874
	Indomobil Sukses Internasional Tbk PT	330,300	18,046
	Indosat Tbk PT	1,111,900	501,049
*	Indosterling Technomedia Tbk PT	212,200	110,933
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	22,446,246	1,369,849
*††	Inovisi Infracom Tbk PT	1,806,467	0
	Integra Indocabinet Tbk PT	3,760,000	153,483
*††	Inti Agri Resources Tbk PT	92,782,800	58,644
*	Intiland Development Tbk PT	16,276,132	162,479
	Jaccs Mitra Pinasthika Mustika Tbk PT	4,348,100	288,641
	Japfa Comfeed Indonesia Tbk PT	12,837,300	1,251,798
*	Jasa Marga Persero Tbk PT	5,160,800	1,239,650
	Jaya Real Property Tbk PT	10,463,000	341,287
*	Kapuas Prima Coal Tbk PT	37,878,000	206,833
*	Kawasan Industri Jababeka Tbk PT	108,474,057	1,192,259
	KMI Wire & Cable Tbk PT	5,778,100	127,034
*	Krakatau Steel Persero Tbk PT	14,100,302	368,891
*	Kresna Graha Investama Tbk PT	39,664,600	133,724
	Link Net Tbk PT	3,062,000	959,848
*	Lippo Karawaci Tbk PT	138,288,340	979,375
*	M Cash Integrasi PT	201,600	156,674
	Mahkota Group Tbk PT	374,000	22,197
*	Malindo Feedmill Tbk PT	3,163,300	130,240
*	Map Aktif Adiperkasa PT	705,800	154,367
	Matahari Department Store Tbk PT	1,941,300	594,787
*	Matahari Putra Prima Tbk PT	3,367,000	50,466
*	Medco Energi Internasional Tbk PT	22,281,006	920,763
	Media Nusantara Citra Tbk PT	17,933,800	1,277,653
	Medikaloka Hermina Tbk PT	8,926,300	864,498
*	Mega Manunggal Property Tbk PT	8,659,900	297,877
*	Metro Healthcare Indonesia Tbk PT	11,631,800	392,169
	Metrodata Electronics Tbk PT	15,657,100	628,287
	Metropolitan Kentjana Tbk PT	7,900	12,090
*	Mitra Adiperkasa Tbk PT	27,990,200	1,681,224
	Mitra Keluarga Karyasehat Tbk PT	1,281,200	215,173
*	MNC Kapital Indonesia Tbk PT	5,328,700	45,719
*	MNC Land Tbk PT	29,086,600	182,446
*	MNC Vision Networks Tbk PT	27,903,500	203,306
*	Mulia Industrindo Tbk PT	817,500	33,930
*	Multipolar Tbk PT	15,586,100	180,522
*	NFC Indonesia Tbk PT	86,200	53,471
	Nippon Indosari Corpindo Tbk PT	13,183,989	1,142,326
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,377,600	1,454,099
*	Pacific Strategic Financial Tbk PT	20,982,800	1,520,767

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Pakuwon Jati Tbk PT	32,672,800	$1,005,130
	Panin Financial Tbk PT	57,170,800	1,511,650
*	Paninvest Tbk PT	5,369,000	302,346
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	65,974
	Perusahaan Gas Negara Tbk PT	28,239,700	3,206,176
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,387,500	883,049
*	Pollux Properti Indonesia Tbk PT	2,219,300	60,443
*††	Pool Advista Indonesia Tbk PT	10,473,500	6,620
*	PP Persero Tbk PT	10,341,214	635,883
	Prodia Widyahusada Tbk PT	82,100	35,970
	Puradelta Lestari Tbk PT	33,039,000	363,109
	Ramayana Lestari Sentosa Tbk PT	8,938,400	349,794
	Resource Alam Indonesia Tbk PT	301,400	12,608
*††	Rimo International Lestari Tbk PT	211,251,900	133,523
	Salim Ivomas Pratama Tbk PT	13,229,900	419,549
	Samindo Resources Tbk PT	106,600	11,752
	Sampoerna Agro Tbk PT	3,879,900	570,947
	Samudera Indonesia Tbk PT	3,129,500	545,301
	Sariguna Primatirta Tbk PT	5,523,300	172,815
	Sawit Sumbermas Sarana Tbk PT	12,640,300	1,283,034
*††	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	13,150,400	1,153,632
*	Semen Baturaja Persero Tbk PT	6,838,100	220,523
	Siloam International Hospitals Tbk PT	11,618,000	787,710
	Sinar Mas Agro Resources & Technology Tbk PT	1,020,560	320,211
*††	Sri Rejeki Isman Tbk PT	35,353,931	65,250
	Steel Pipe Industry of Indonesia PT	2,787,400	53,411
*††	Sugih Energy Tbk PT	100,457,800	63,495
	Summarecon Agung Tbk PT	33,348,646	1,362,758
*††	Surabaya Agung Industri Pulp & Kertas	64,500	0
	Surya Citra Media Tbk PT	66,172,800	982,581
	Surya Esa Perkasa Tbk PT	20,076,900	1,401,499
	Surya Pertiwi Tbk PT	1,435,000	56,171
*	Surya Semesta Internusa Tbk PT	17,291,000	438,717
*††	Suryainti Permata Tbk PT	7,252,000	0
	Temas Tbk PT	219,000	36,568
	Tempo Scan Pacific Tbk PT	1,861,700	173,201
	Timah Tbk PT	8,497,914	837,804
*††	Trada Alam Minera Tbk PT	180,020,800	113,784
	Trias Sentosa Tbk PT	32,818,400	1,658,848
	Tunas Baru Lampung Tbk PT	11,437,500	594,020
	Tunas Ridean Tbk PT	6,459,700	679,395
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,164,100	1,487,765
	Unggul Indah Cahaya Tbk PT	48,239	36,906
*††	Waskita Beton Precast Tbk PT	28,238,300	135,647
*	Waskita Karya Persero Tbk PT	38,380,366	1,335,277
	Wijaya Karya Bangunan Gedung Tbk PT	8,674,400	103,493
	Wijaya Karya Beton Tbk PT	11,080,900	152,494
*	Wijaya Karya Persero Tbk PT	10,878,007	686,921
	XL Axiata Tbk PT	9,989,700	1,599,062
TOTAL INDONESIA			83,283,674
MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,072,285	720,912
	Able Global Bhd	232,200	66,825
	Aeon Co. M Bhd	1,014,100	326,184
#	AEON Credit Service M Bhd	312,000	1,007,454
#	AFFIN Bank Bhd	1,323,695	634,402
	Ajinomoto Malaysia Bhd	67,800	182,238

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Alliance Bank Malaysia Bhd	2,612,600	$2,044,733
	Allianz Malaysia Bhd	134,100	385,785
	AME Elite Consortium Bhd	83,800	31,281
*	Ancom Nylex Bhd	689,200	153,545
#	Ann Joo Resources Bhd	353,150	89,849
#	Astro Malaysia Holdings Bhd	1,643,500	330,694
#*	Berjaya Assets Bhd	1,888,400	120,918
*	Berjaya Corp. Bhd	6,779,128	373,366
	Berjaya Food Bhd	100,200	88,779
#*	Berjaya Land Bhd	3,276,600	154,767
#*	Bermaz Auto Bhd	694,900	276,580
	Beshom Holdings Bhd	642,197	215,266
	Bintulu Port Holdings Bhd	25,900	30,716
*	Boustead Holdings Bhd	1,791,428	312,708
#	Boustead Plantations Bhd	932,299	170,973
#	British American Tobacco Malaysia Bhd	365,600	897,625
*	Bumi Armada Bhd	4,938,200	423,697
	Bursa Malaysia Bhd	1,100,300	1,614,871
#	Cahya Mata Sarawak Bhd	1,296,800	272,906
	Carlsberg Brewery Malaysia Bhd, Class B	752,900	3,811,982
*††	Carotech Bhd	230,650	0
#	CB Industrial Product Holding Bhd	867,240	248,282
#	CSC Steel Holdings Bhd	435,500	116,572
*	Cypark Resources Bhd	65,850	5,934
	D&O Green Technologies Bhd	706,600	651,074
#	Dayang Enterprise Holdings Bhd	1,165,375	261,614
#	DRB-Hicom Bhd	2,600,800	736,546
#	Dufu Technology Corp. Bhd	506,600	355,248
#	Duopharma Biotech Bhd	1,059,314	362,054
	Dutch Lady Milk Industries Bhd	79,100	586,471
	Eco World Development Group Bhd	2,197,100	313,953
#*	Eco World International Bhd	872,100	65,757
*	Ecofirst Consolidated Bhd	402,200	34,372
#*	Ekovest BHD	4,720,050	414,376
	Evergreen Fibreboard Bhd	302,400	32,009
	FAR East Holdings Bhd	258,300	205,642
#	Formosa Prosonic Industries Bhd	187,500	125,068
#	Frontken Corp. Bhd	1,989,150	1,298,208
	Gadang Holdings Bhd	1,444,200	115,391
#	Gas Malaysia Bhd	531,500	390,790
	George Kent Malaysia Bhd	963,000	115,997
	Globetronics Technology Bhd	1,161,072	324,723
*††	Golden Plus Holding Bhd	216,000	0
#	Guan Chong Bhd	979,000	532,969
	HAP Seng Consolidated Bhd	354,840	602,751
	Hap Seng Plantations Holdings Bhd	204,100	107,846
	Heineken Malaysia Bhd	109,300	557,967
#*	Hengyuan Refining Co. Bhd	340,700	340,588
	HeveaBoard Bhd	526,300	53,294
#	Hextar Global Bhd	102,700	39,520
	Hiap Teck Venture Bhd	3,025,300	198,004
#	Hibiscus Petroleum Bhd	3,450,800	699,754
#	Hong Leong Capital Bhd	33,800	46,919
	Hong Leong Industries Bhd	350,400	716,822
*	HSS Engineers Bhd	142,700	13,793
	Hup Seng Industries Bhd	921,033	154,178
	IGB Bhd	666,254	337,641
	IJM Corp. Bhd	712,500	283,687
	Insas Bhd	1,160,881	207,709

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	IOI Properties Group Bhd	132,600	$29,663
*	Iris Corp. Bhd	401,400	11,296
#*	Iskandar Waterfront City Bhd	1,196,100	80,885
#*	JAKS Resources Bhd	4,088,380	257,805
*	Jaya Tiasa Holdings Bhd	1,563,227	232,225
#*	JHM Consolidation Bhd	860,400	243,217
	Keck Seng Malaysia Bhd	289,650	227,866
#	Kelington Group Bhd	600,700	167,039
	Kenanga Investment Bank Bhd	298,700	60,150
#	Kerjaya Prospek Group Bhd	728,690	190,138
#	Kim Loong Resources Bhd	838,580	314,835
#*	KNM Group Bhd	6,978,580	180,935
#	Kobay Technology BHD	288,500	185,997
	Kossan Rubber Industries	268,700	75,507
	KPJ Healthcare Bhd	4,788,700	936,823
#	Kretam Holdings Bhd	1,548,200	187,814
*	Kronologi Asia Bhd	791,100	90,061
#*	KSL Holdings Bhd	790,818	144,980
	Kumpulan Fima BHD	168,550	92,454
	Land & General Bhd	5,669,760	134,124
	LBS Bina Group Bhd	2,657,916	257,091
#	Leong Hup International Bhd	525,600	61,561
#	Lii Hen Industries Bhd	951,000	191,483
#	Lingkaran Trans Kota Holdings Bhd	636,300	690,242
#Ω	Lotte Chemical Titan Holding Bhd	1,020,797	438,207
#	LPI Capital Bhd	373,224	1,136,311
	Luxchem Corp. Bhd	56,200	7,331
	Magni-Tech Industries Bhd	612,433	261,697
#	Magnum Bhd	3,238,463	1,209,064
#	Mah Sing Group Bhd	3,290,287	440,307
#	Malakoff Corp. Bhd	4,685,100	700,645
#	Malayan Flour Mills Bhd	2,082,475	283,540
#	Malaysia Building Society Bhd	5,406,590	705,824
#	Malaysia Smelting Corp. Bhd	213,800	104,936
	Malaysian Pacific Industries Bhd	11,100	81,100
#	Malaysian Resources Corp. Bhd	6,094,766	473,361
	Matrix Concepts Holdings Bhd	2,165,958	1,105,466
	MBM Resources BHD	483,896	348,032
	Media Chinese International Ltd.	1,200,400	45,901
	Media Prima Bhd	86,700	8,776
	Mega First Corp. Bhd	1,538,100	1,193,175
#	MKH Bhd	1,437,434	400,833
	MNRB Holdings Bhd	1,170,188	262,797
#*	MPHB Capital Bhd	1,201,700	396,473
	Muda Holdings Bhd	348,000	151,737
*	Muhibbah Engineering M Bhd	1,522,025	155,828
*	Mulpha International Bhd	438,330	213,893
	Nylex Malaysia Bhd	4,205	237
#	OCK Group Bhd	1,469,000	122,341
	Oriental Holdings BHD	679,900	1,015,324
#	OSK Holdings Bhd	5,459,555	1,110,649
*	PA Resources Bhd	970,800	57,909
	Padini Holdings Bhd	1,331,800	970,508
	Panasonic Manufacturing Malaysia Bhd	25,084	148,734
	Pantech Group Holdings Bhd	1,007,619	149,405
#	Paramount Corp. Bhd	1,104,355	166,351
	Perak Transit Bhd	632,500	120,208
	PESTECH International Bhd	237,500	21,117
#	Petron Malaysia Refining & Marketing Bhd	256,100	296,966

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Pharmaniaga Bhd	316,200	$48,336
#	PIE Industrial Bhd	39,900	30,613
	PMB Technology Bhd	49,300	32,714
#*	Pos Malaysia Bhd	198,000	26,885
#*	Ranhill Utilities Bhd	1,759,838	156,267
	RCE Capital Bhd	220,600	82,292
#*	Revenue Group Bhd	294,700	70,438
#*	Rubberex Corp. M Bhd	256,800	29,461
	Sam Engineering & Equipment M Bhd	353,500	303,304
*	Sapura Energy Bhd	28,801,300	260,652
#	Sarawak Oil Palms Bhd	830,256	514,923
	Scientex Bhd	1,398,672	1,078,585
	SEG International BHD	145,885	20,986
*††	Serba Dinamik Holdings Bhd	1,804,000	42,902
*	Shangri-La Hotels Malaysia Bhd	244,900	184,955
#	Sime Darby Property Bhd	5,517,400	583,329
#	SKP Resources Bhd	2,128,124	776,989
	SP Setia Bhd Group	3,536,900	600,895
#	Sports Toto Bhd	2,330,629	974,420
*	Subur Tiasa Holdings Bhd	23,700	5,076
††	Sumatec Resources Bhd	6,536,100	1,322
#	Sunway Construction Group Bhd	346,636	117,823
	Suria Capital Holdings Bhd	269,560	66,658
#	Syarikat Takaful Malaysia Keluarga Bhd	731,957	557,765
#	Ta Ann Holdings Bhd	448,389	386,841
#	Taliworks Corp. Bhd	1,493,916	315,576
	Tan Chong Motor Holdings Bhd	211,500	54,633
#	TASCO Bhd	191,900	42,551
#	Thong Guan Industries Bhd	530,900	291,387
	TMC Life Sciences Bhd	948,400	104,644
#*	Tropicana Corp. Bhd	2,587,990	564,204
#	TSH Resources Bhd	1,381,600	326,278
*	Tune Protect Group Bhd	650,600	52,547
#	Uchi Technologies Bhd	887,200	606,627
	UEM Edgenta Bhd	941,100	275,094
#*	UEM Sunrise Bhd	4,103,300	286,563
#	UMW Holdings Bhd	1,084,500	710,230
	Unisem M Bhd	278,300	188,674
	United Malacca Bhd	442,250	527,303
	United Plantations Bhd	71,300	229,228
#	UOA Development Bhd	4,413,409	1,656,852
	UWC BHD	405,800	365,459
#*	Velesto Energy Bhd	14,366,808	275,760
#	VS Industry Bhd	2,829,900	643,607
*	Wah Seong Corp. Bhd	1	0
#	WCT Holdings Bhd	2,487,293	243,666
#	Wellcall Holdings Bhd	1,183,600	322,220
*	Widad Group Bhd	1,235,800	97,229
	Yinson Holdings Bhd	2,365,000	1,117,577
#*	YNH Property Bhd	2,935,116	2,227,270
	YTL Power International Bhd	1,385,743	227,568
TOTAL MALAYSIA			64,448,931
MEXICO — (2.7%)
#*	ALEATICA SAB de CV	228,600	184,916
	Alfa SAB de CV, Class A	858,225	589,818
	Alpek SAB de CV	1,157,047	1,533,043
*	Alsea SAB de CV	1,314,907	2,565,247
#*	Axtel SAB de CV	6,155,647	434,825

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#Ω	Banco del Bajio SA	2,633,012	$6,177,772
	Bolsa Mexicana de Valores SAB de CV	1,264,891	2,372,737
	Consorcio ARA SAB de CV	5,594,857	902,950
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,983,160	1,935,929
#	Corp Actinver SAB de CV	198,770	120,907
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	960,372	447,550
	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	3,156,993
	Corp. Moctezuma SAB de CV	838,557	2,612,071
	Corporativo Fragua SAB de CV	3	47
*	Corpovael SA de CV	73,341	7,447
	Cydsa SAB de CV	10,875	7,298
#*††	Empresas ICA SAB de CV	3,768,186	17,745
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,251
	GCC SAB de CV	569,663	3,538,615
#	Genomma Lab Internacional SAB de CV, Class B	2,315,927	2,161,933
	Gentera SAB de CV	2,961,574	2,391,283
#	Gruma SAB de CV, Class B	38,378	476,979
#	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	3,531,051
	Grupo Comercial Chedraui SA de CV	1,781,525	5,413,046
#	Grupo Herdez SAB de CV	1,428,625	2,126,241
*	Grupo Hotelero Santa Fe SAB de CV	618,935	116,892
	Grupo Industrial Saltillo SAB de CV	1,080,258	1,605,112
	Grupo KUO SAB de CV, Class B	714,554	1,489,713
*	Grupo Pochteca SAB de CV	336,841	146,068
*	Grupo Posadas SAB de CV	189,462	243,874
#	Grupo Rotoplas SAB de CV	790,679	1,193,068
*	Grupo Sanborns SAB de CV	905,924	1,102,103
#*	Grupo Simec SAB de CV, Class B	959,651	9,791,637
#*Ω	Grupo Traxion SAB de CV	317,143	396,711
#*	Hoteles City Express SAB de CV	1,160,092	221,940
	Industrias Bachoco SAB de CV, Class B	1,126,567	4,234,815
*	Industrias CH SAB de CV, Class B	1,794,361	19,628,780
#	Industrias Penoles SAB de CV	11,717	118,305
#	La Comer SAB de CV	3,003,626	5,333,755
	Megacable Holdings SAB de CV	2,065,468	4,764,088
#*	Minera Frisco SAB de CV, Class A1	5,327,018	768,263
*Ω	Nemak SAB de CV	2,609,193	659,162
	Operadora de Sites Mexicanos SA de CV, Class A	3,757,939	4,387,381
	Orbia Advance Corp. SAB de CV	49,219	108,987
*	Organizacion Cultiba SAB de CV	1,103,096	520,014
	Organizacion Soriana SAB de CV, Class B	348,965	386,873
	Promotora y Operadora de Infraestructura SAB de CV	557,765	4,035,728
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	33,070
#	Qualitas Controladora SAB de CV	347,921	1,465,380
*††	Rassini SAB de CV	3,300	0
#	Regional SAB de CV	520,708	2,851,116
*††	Sanluis Corp. SA	4,642	0
*††	Sanluis Corp. SA	4,642	0
#*	Unifin Financiera SAB de CV	959,803	752,851
*	Vista Energy SAB de CV, ADR	2,874	25,234
*	Vitro SAB de CV, Class A	704,098	759,862
TOTAL MEXICO			109,848,476
PHILIPPINES — (1.0%)
	8990 Holdings, Inc.	3,671,200	619,394
	A Soriano Corp.	2,931,411	458,150
††	ACR Mining Corp.	48,205	2,935
*	AgriNurture, Inc.	738,500	75,850
	AllHome Corp.	193,200	16,948

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Alliance Global Group, Inc.	7,091,400	$1,272,960
	Alsons Consolidated Resources, Inc.	2,780,000	47,418
*	Apex Mining Co., Inc.	5,852,000	157,236
*	Apollo Global Capital, Inc.	36,250,000	23,024
*	AyalaLand Logistics Holdings Corp.	4,021,100	226,486
*	Belle Corp.	13,307,400	289,685
*	Bloomberry Resorts Corp.	9,045,400	993,549
*	Cebu Air, Inc.	642,120	500,227
*	Cebu Holdings, Inc.	3,180,400	276,764
*Ω	CEMEX Holdings Philippines, Inc.	10,073,263	129,974
	Century Pacific Food, Inc.	2,790,500	1,189,367
	Century Properties Group, Inc.	9,871,151	68,992
	China Banking Corp.	6,526,914	3,202,895
	COL Financial Group, Inc.	922,000	57,698
	Cosco Capital, Inc.	11,229,900	875,839
	D&L Industries, Inc.	6,538,700	846,176
*	DITO CME Holdings Corp.	2,453,100	169,567
	DMCI Holdings, Inc.	8,123,200	1,400,848
	DoubleDragon Corp.	2,132,190	298,275
	Eagle Cement Corp.	574,500	135,581
	East West Banking Corp.	1,996,300	246,210
*	EEI Corp.	828,800	51,124
	Filinvest Development Corp.	3,356,422	429,367
	Filinvest Land, Inc.	53,722,577	857,925
	First Gen Corp.	235,300	73,567
	First Philippine Holdings Corp.	1,712,200	2,003,407
	Global Ferronickel Holdings, Inc.	4,072,911	168,488
*	Global-Estate Resorts, Inc.	2,410,000	37,148
	GT Capital Holdings, Inc.	152,490	1,255,238
	Holcim Philippines, Inc.	2,182,300	178,337
*	Integrated Micro-Electronics, Inc.	2,685,414	336,248
	LT Group, Inc.	2,600,500	415,411
*	MacroAsia Corp.	1,945,032	151,793
	Manila Water Co., Inc.	7,255,700	2,017,117
*	Max's Group, Inc.	832,200	70,087
*	Megawide Construction Corp.	2,375,208	189,530
	Megaworld Corp.	16,578,000	680,390
	Metro Pacific Investments Corp.	13,174,000	882,133
	Nickel Asia Corp.	10,067,100	1,000,460
*	Petron Corp.	9,686,800	504,379
*	Philcomsat Holdings Corp.	316,021	1,827
	Philex Mining Corp.	4,552,300	268,630
*	Philippine National Bank	1,895,726	615,781
*††	Philippine National Construction Corp.	173,000	2,884
	Philippine Savings Bank	474,907	495,287
*	Philippine Seven Corp.	10,510	12,495
	Philippine Stock Exchange, Inc.	74,482	228,130
*††	Philippine Townships, Inc.	318,732	0
*††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	164,391
*	Pilipinas Shell Petroleum Corp.	1,429,790	462,305
	Premium Leisure Corp.	16,097,000	119,867
	Puregold Price Club, Inc.	2,042,690	1,119,342
*	PXP Energy Corp.	2,777,800	290,124
	RFM Corp.	7,485,068	529,879
	Rizal Commercial Banking Corp.	2,651,952	956,738
	Robinsons Land Corp.	8,402,151	2,593,674
	Robinsons Retail Holdings, Inc.	1,008,440	1,014,427
	Security Bank Corp.	494,790	813,370

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Semirara Mining & Power Corp.	307,600	$231,782
	Shakey's Pizza Asia Ventures, Inc.	274,900	35,635
*	Top Frontier Investment Holdings, Inc.	2,580	5,365
	Union Bank of the Philippines	2,090,564	3,062,881
	Vista Land & Lifescapes, Inc.	30,112,200	1,077,528
	Vistamalls, Inc.	589,600	35,583
	Wilcon Depot, Inc.	3,047,800	1,529,973
TOTAL PHILIPPINES			40,552,095
POLAND — (0.9%)
*	11 bit studios SA	4,289	445,628
	AB SA	2,202	17,680
*	Agora SA	118,444	138,073
*	Alior Bank SA	226,971	1,228,912
	Alumetal SA	7,000	104,200
#	Amica SA	13,231	201,751
*	AmRest Holdings SE	43,597	176,252
	Apator SA	59,870	198,652
#	ASBISc Enterprises PLC	51,262	167,494
	Asseco Poland SA	58,363	909,404
	Auto Partner SA	6,243	16,375
	Bank Handlowy w Warszawie SA	37,957	481,836
*	Bank Millennium SA	740,670	591,606
#*	Bank Ochrony Srodowiska SA	63,177	104,601
#*	Benefit Systems SA	1,057	134,109
#*	Bioton SA	111,045	96,814
	Boryszew SA	130,974	140,202
#	Budimex SA	56,826	3,104,032
#*	CCC SA	75,592	712,523
	Celon Pharma SA	11,092	41,760
*	CI Games SA	240,060	90,804
	Ciech SA	76,136	651,700
	Cognor Holding SA	33,792	31,304
	ComArch SA	12,137	474,479
#	Develia SA	1,491,512	776,869
	Dom Development SA	14,033	256,291
#	Echo Investment SA	22,550	15,044
*	Enea SA	753,248	1,538,078
	Eurocash SA	221,425	548,120
	Fabryki Mebli Forte SA	74,704	468,707
#*	Famur SA	821,611	565,957
	Firma Oponiarska Debica SA	4,682	63,482
#*	Globe Trade Centre SA	449,774	626,848
*	Grupa Azoty SA	123,276	1,147,638
#	Grupa Kety SA	55,668	6,613,754
	Inter Cars SA	36,447	3,230,511
*	Jastrzebska Spolka Weglowa SA	177,272	1,932,324
	Kernel Holding SA	123,604	693,434
	KRUK SA	68,612	3,929,130
	Lentex SA	68,743	105,207
#	LiveChat Software SA	20,887	447,548
#*	Lubawa SA	10,817	5,793
#	Lubelski Wegiel Bogdanka SA	28,297	329,848
	Mirbud SA	32,611	22,961
	Mo-BRUK SA	432	25,901
	Neuca SA	1,203	199,991
	NEWAG SA	522	2,019
#*	PKP Cargo SA	77,551	220,682
#	PlayWay SA	3,542	240,167

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Polimex-Mostostal SA	48,575	$32,623
#	Stalexport Autostrady SA	350,306	215,005
*	Tauron Polska Energia SA	2,710,469	1,913,085
	Tim SA	15,749	89,234
#	VRG SA	873,743	744,834
	Warsaw Stock Exchange	48,075	366,693
#*	Wawel SA	365	37,139
	Wirtualna Polska Holding SA	2,914	62,168
Ω	X-Trade Brokers Dom Maklerski SA	29,608	136,467
#*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	3,728
*	Zespol Elektrowni Patnow Adamow Konin SA	91,906	559,313
TOTAL POLAND			38,426,784
QATAR — (0.8%)
	Aamal Co.	5,648,983	1,812,424
	Al Khaleej Takaful Group QSC	475,885	428,885
	Al Meera Consumer Goods Co. QSC	245,869	1,206,895
*	Alijarah Holding Co. QPSC	991,777	242,214
	Baladna	2,167,961	1,038,060
	Barwa Real Estate Co.	3,584,450	3,553,261
*	Dlala Brokerage & Investments Holding Co. QSC	300,096	127,558
	Doha Bank QPSC	3,539,856	2,438,344
	Doha Insurance Co. QSC	74,785	45,018
*	Gulf International Services QSC	2,747,104	1,511,973
	Gulf Warehousing Co.	763,972	920,890
*	Investment Holding Group	1,920,684	1,030,316
	Mannai Corp. QSC	178,987	479,660
*	Mazaya Real Estate Development QPSC	2,372,509	546,147
	Medicare Group	504,405	952,649
	Qatar Aluminum Manufacturing Co.	3,779,620	1,780,545
*	Qatar First Bank	3,472,009	1,107,471
	Qatar Insurance Co. SAQ	3,096,864	2,002,572
	Qatar International Islamic Bank QSC	408,304	1,331,836
	Qatar Islamic Insurance Group	9,150	21,108
	Qatar National Cement Co. QSC	531,520	711,893
	Qatar Navigation QSC	851,769	2,496,117
*	Salam International Investment Ltd. QSC	2,883,225	685,344
	United Development Co. QSC	5,450,972	2,279,781
	Vodafone Qatar QSC	5,165,248	2,370,490
*	Widam Food Co.	312,449	242,325
	Zad Holding Co.	7,517	37,464
TOTAL QATAR			31,401,240
RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	359,594	0
*††	Globaltrans Investment PLC, GDR	168,485	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
*††	Mechel PJSC, Sponsored ADR	123,618	0
*††	PhosAgro PJSC, GDR	120,928	0
*††	PhosAgro PJSC	779	0
*††	QIWI PLC, Sponsored ADR	53,194	0
*††	Ros Agro PLC, GDR	44,970	0
*††	Rostelecom PJSC, Sponsored ADR	171,891	0
*††	RusHydro PJSC, ADR	952,144	0
*††	VK Co. Ltd., GDR	126,978	0
*††	VTB Bank PJSC, GDR	27,705	0

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (3.1%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	36,495	$103,463
	Abdullah Al Othaim Markets Co.	42,900	1,334,322
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	29,214	231,365
	Advanced Petrochemical Co.	178,688	2,343,382
*	Al Alamiya for Cooperative Insurance Co.	72,828	371,095
	Al Babtain Power & Telecommunication Co.	82,682	518,829
*	Al Etihad Cooperative Insurance Co.	94,568	353,806
*	Al Gassim Investment Holding Co.	25,246	138,047
	Al Hammadi Co. for Development & Investment	262,249	2,994,056
*	Al Hassan Ghazi Ibrahim Shaker Co.	93,542	458,466
*	Al Jouf Agricultural Development Co.	27,299	350,983
*	Al Jouf Cement Co.	265,017	740,267
*	Al Kathiri Holding Co.	13,433	167,656
*	Al Khaleej Training & Education Co.	197,179	818,156
	Al Moammar Information Systems Co.	69,210	1,725,333
*	Al Rajhi Co. for Co-operative Insurance	78,347	1,599,302
*	Al Sagr Cooperative Insurance Co.	64,275	167,533
	Al Yamamah Steel Industries Co.	94,287	911,516
*	AlAbdullatif Industrial Investment Co.	149,316	770,773
	Alandalus Property Co.	194,116	842,041
	Alaseel Co.	33,593	316,575
*	Al-Baha Development & Investment Co.	51,726	214,237
	Aldrees Petroleum & Transport Services Co.	138,947	2,680,543
*	AlJazira Takaful Ta'awuni Co.	89,751	387,276
*	Allianz Saudi Fransi Cooperative Insurance Co.	128,617	468,233
	Al-Omran Industrial & Trading Co.	5,026	113,044
	Alujain Corp.	82,243	1,382,886
*	Arab Sea Information Systems Co.	8,719	169,426
	Arabian Cement Co.	203,565	2,076,803
	Arabian Centres Co. Ltd.	208,312	1,110,160
*	Arabian Shield Cooperative Insurance Co.	160,664	734,570
	Arriyadh Development Co.	350,650	2,159,601
	Astra Industrial Group	163,652	1,919,988
	Ataa Educational Co.	8,277	127,068
	Baazeem Trading Co.	14,225	253,379
*	Basic Chemical Industries Ltd.	48,411	508,252
*	Batic Investments & Logistic Co.	109,054	790,071
	Bawan Co.	95,676	898,663
*	Buruj Cooperative Insurance Co.	52,247	267,931
*	Chubb Arabia Cooperative Insurance Co.	51,498	253,237
	City Cement Co.	285,618	1,762,427
*	Co. for Cooperative Insurance	168,661	2,828,002
	Dallah Healthcare Co.	122,058	4,017,264
*	Dar Al Arkan Real Estate Development Co.	1,861,675	6,287,624
*	Dur Hospitality Co.	191,130	1,197,826
	Eastern Province Cement Co.	112,249	1,314,073
	Electrical Industries Co.	65,904	433,035
*	Emaar Economic City	1,009,389	2,736,172
*	Fawaz Abdulaziz Al Hokair & Co.	82,273	398,140
	Fitaihi Holding Group	64,761	565,560
*	Gulf General Cooperative Insurance Co.	13,781	32,613
	Gulf Insurance Group	80,412	528,847
	Hail Cement Co.	213,122	761,954
	Halwani Brothers Co.	70,716	1,309,857
*	Herfy Food Services Co.	59,509	708,496
*	Jazan Energy & Development Co.	103,412	446,309
	L'Azurde Co. for Jewelry	71,038	286,124
	Leejam Sports Co. JSC	77,737	2,336,256
	Maharah Human Resources Co.	76,639	1,320,570

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Malath Cooperative Insurance Co.	87,047	$356,516
*	Mediterranean & Gulf Insurance & Reinsurance Co.	178,838	541,793
*	Methanol Chemicals Co.	143,856	1,428,596
*	Middle East Healthcare Co.	160,943	1,500,247
	Middle East Paper Co.	102,619	1,727,759
*	Middle East Specialized Cables Co.	32,002	113,929
*	Mobile Telecommunications Co. Saudi Arabia	258,036	810,996
	Najran Cement Co.	338,041	1,360,504
*	Nama Chemicals Co.	49,638	569,654
*	National Agriculture Development Co.	188,875	1,530,151
	National Co. for Glass Industries	63,808	612,408
	National Co. for Learning & Education	29,111	448,604
	National Gas & Industrialization Co.	143,433	1,673,883
	National Gypsum	72,815	519,182
*	National Industrialization Co.	571,736	2,536,316
	National Medical Care Co.	87,941	1,376,772
	Northern Region Cement Co.	394,791	1,239,616
	Qassim Cement Co.	131,178	2,748,728
*	SABB Takaful Co.	2,776	12,028
*	Salama Cooperative Insurance Co.	26,789	88,698
*	Saudi Airlines Catering Co.	66,538	1,414,970
*	Saudi Arabian Cooperative Insurance Co.	49,214	211,077
	Saudi Automotive Services Co.	121,860	1,157,360
	Saudi Cement Co.	273,931	3,924,088
	Saudi Ceramic Co.	159,033	1,545,645
	Saudi Chemical Co. Holding	174,392	1,381,092
*	Saudi Co. For Hardware CJSC	74,874	704,443
*	Saudi Ground Services Co.	313,651	2,352,449
	Saudi Industrial Services Co.	145,826	797,683
*	Saudi Marketing Co.	88,696	504,405
*	Saudi Paper Manufacturing Co.	31,656	385,124
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	128,037	955,480
*	Saudi Printing & Packaging Co.	91,993	399,575
*	Saudi Public Transport Co.	262,610	1,151,332
*	Saudi Real Estate Co.	650,666	2,361,728
*	Saudi Reinsurance Co.	192,614	837,275
*	Saudi Research & Media Group	39,329	2,034,218
*	Saudi Steel Pipe Co.	42,075	248,257
	Saudia Dairy & Foodstuff Co.	42,971	1,787,117
*	Seera Group Holding	594,459	2,628,767
*	Sinad Holding Co.	252,603	1,012,415
	Southern Province Cement Co.	93,934	1,468,636
	Tabuk Cement Co.	192,088	790,484
*	Takween Advanced Industries Co.	131,028	419,038
	Umm Al-Qura Cement Co.	119,843	727,357
	United Electronics Co.	112,361	3,563,900
	United International Transportation Co.	124,963	1,609,369
	United Wire Factories Co.	68,625	554,894
*	Walaa Cooperative Insurance Co.	108,132	399,686
*	Yamama Cement Co.	390,027	3,063,150
	Yanbu Cement Co.	281,306	2,777,898
	Zahrat Al Waha For Trading Co.	45,834	474,838
*	Zamil Industrial Investment Co.	132,934	682,870
TOTAL SAUDI ARABIA			128,566,483
SOUTH AFRICA — (3.7%)
	Adcock Ingram Holdings Ltd.	158,484	487,841
	Advtech Ltd.	2,588,777	2,566,443
	AECI Ltd.	502,909	2,755,130

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	African Rainbow Minerals Ltd.	323,175	$4,555,011
	Afrimat Ltd.	162,854	505,272
	Alexander Forbes Group Holdings Ltd.	3,744,464	1,091,498
	Altron Ltd., Class A	940,823	465,449
	Alviva Holdings Ltd.	411,231	566,280
	Astral Foods Ltd.	141,045	1,699,139
*	Aveng Ltd.	10,798	12,017
	AVI Ltd.	1,073,577	4,479,340
	Barloworld Ltd.	832,555	4,594,035
*	Blue Label Telecoms Ltd.	1,621,073	692,021
#*	Brait PLC	3,588,011	907,164
	Cashbuild Ltd.	69,167	1,050,006
	Caxton & CTP Publishers & Printers Ltd.	323,754	175,328
*	City Lodge Hotels Ltd.	1,183,037	293,968
	Coronation Fund Managers Ltd.	711,383	1,456,001
#	Curro Holdings Ltd.	631,789	408,285
#	DataTec Ltd.	1,964,666	5,197,558
Ω	Dis-Chem Pharmacies Ltd.	989,847	1,970,562
*	Distell Group Holdings Ltd.	227,535	2,328,419
	DRDGOLD Ltd.	1,386,609	861,638
*	EOH Holdings Ltd.	21,271	6,362
	Exxaro Resources Ltd.	126,803	1,541,319
	Famous Brands Ltd.	320,172	1,225,543
	Foschini Group Ltd.	934,267	6,843,657
	Grand Parade Investments Ltd.	1,258,031	174,786
	Grindrod Ltd.	2,091,177	1,112,916
	Grindrod Shipping Holdings Ltd.	38,439	690,824
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,627,447	5,321,752
	Hudaco Industries Ltd.	116,059	1,043,858
	Investec Ltd.	132,920	710,205
	Italtile Ltd.	902,956	763,067
	JSE Ltd.	307,885	2,025,684
	KAP Industrial Holdings Ltd.	8,923,599	2,321,917
*	Lesaka Technologies, Inc.	776	4,604
	Lewis Group Ltd.	580,236	1,808,606
	Life Healthcare Group Holdings Ltd.	4,530,094	5,367,129
*	Massmart Holdings Ltd.	342,043	764,895
	Merafe Resources Ltd.	3,009,333	259,307
	Metair Investments Ltd.	778,116	1,265,306
	MiX Telematics Ltd.	37,895	11,115
	MiX Telematics Ltd., Sponsored ADR	27,358	214,213
	Momentum Metropolitan Holdings	3,353,713	2,961,671
	Motus Holdings Ltd.	459,916	3,104,916
	Mpact Ltd.	1,117,953	2,078,976
	Mr Price Group Ltd.	493,603	5,374,372
	MultiChoice Group	336,692	2,413,007
*	Murray & Roberts Holdings Ltd.	1,803,114	1,144,269
*	Nampak Ltd.	1,648,165	244,388
	Netcare Ltd.	3,444,416	3,156,970
	Ninety One Ltd.	72,524	177,103
*	Northam Platinum Holdings Ltd.	76,106	807,555
	Oceana Group Ltd.	285,133	839,301
	Omnia Holdings Ltd.	850,994	3,270,708
	Pick n Pay Stores Ltd.	1,054,001	3,498,411
*	PPC Ltd.	4,166,011	715,892
#	PSG Konsult Ltd.	827,407	591,940
	Raubex Group Ltd.	952,268	2,110,879
	RCL Foods Ltd.	535,302	345,632
	Reunert Ltd.	642,147	1,585,403

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	RFG Holdings Ltd.	423,587	$295,115
	Royal Bafokeng Platinum Ltd.	539,585	4,851,006
	Santam Ltd.	144,510	2,127,744
*	Sappi Ltd.	1,465,415	4,852,881
#	SPAR Group Ltd.	617,202	4,999,809
	Spur Corp. Ltd.	313,469	411,058
#*	Sun International Ltd.	1,096,595	1,834,815
	Super Group Ltd.	1,617,616	2,730,891
*	Telkom SA SOC Ltd.	1,012,159	2,651,901
	Tiger Brands Ltd.	255,314	2,528,571
	Transaction Capital Ltd.	1,686,562	3,870,114
*	Trencor Ltd.	903,601	292,159
	Truworths International Ltd.	1,290,027	3,981,801
*	Tsogo Sun Gaming Ltd.	1,752,396	1,141,840
*	Tsogo Sun Hotels Ltd.	92,144	20,238
	Wilson Bayly Holmes-Ovcon Ltd.	278,772	1,515,800
#	Woolworths Holdings Ltd.	2,635,429	8,405,647
TOTAL SOUTH AFRICA			153,528,253
SOUTH KOREA — (13.1%)
#*	3S Korea Co. Ltd.	186,602	431,390
	ABco Electronics Co. Ltd.	34,238	300,663
*	Able C&C Co. Ltd.	7,543	30,912
	ABOV Semiconductor Co. Ltd.	57,340	464,130
#*	Abpro Bio Co. Ltd.	630,240	406,680
*	Actoz Soft Co. Ltd.	20,353	148,027
	ADTechnology Co. Ltd.	4,814	54,180
#	Advanced Nano Products Co. Ltd.	28,035	1,805,752
#	Advanced Process Systems Corp.	42,216	590,618
	Aekyung Chemical Co. Ltd.	15,553	100,384
	Aekyung Industrial Co. Ltd.	18,948	217,434
*	AeroSpace Technology of Korea, Inc.	27,207	118,417
	AfreecaTV Co. Ltd.	27,213	1,832,376
*	AFW Co. Ltd.	6,489	18,472
*	Agabang&Company	85,919	205,747
	Ahn-Gook Pharmaceutical Co. Ltd.	2,513	16,597
#	Ahnlab, Inc.	24,992	1,713,739
*	Air Busan Co. Ltd.	58,657	62,536
	AJ Networks Co. Ltd.	61,355	379,473
*	Ajin Industrial Co. Ltd.	102,112	231,817
	AK Holdings, Inc.	19,998	252,202
*	ALUKO Co. Ltd.	188,260	453,828
*	Amicogen, Inc.	32,817	608,669
*	Aminologics Co. Ltd.	271,412	519,748
*	Amo Greentech Co. Ltd.	14,966	145,350
*	Amotech Co. Ltd.	28,871	597,974
*	Anam Electronics Co. Ltd.	228,729	463,051
*	Ananti, Inc.	247,770	1,353,475
*	Anapass, Inc.	1,497	27,324
*	Anterogen Co. Ltd.	17,628	287,472
*	Apact Co. Ltd.	50,119	210,526
	APRO Co. Ltd.	1,974	18,563
*	Aprogen Healthcare & Games, Inc.	56,295	23,243
*	Aprogen Medicines, Inc.	125,988	148,061
*	Aprogen pharmaceuticals, Inc.	861,356	446,503
	APS Holdings Corp.	48,129	359,894
	APTC Co. Ltd.	24,372	312,138
*††	Arion Technology, Inc.	51,658	2,050
	Asia Cement Co. Ltd.	59,260	535,806

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	ASIA Holdings Co. Ltd.	3,528	$337,707
	Asia Pacific Satellite, Inc.	6,851	66,818
	Asia Paper Manufacturing Co. Ltd.	17,756	496,907
*	Asiana Airlines, Inc.	82,372	955,306
*	ASTORY Co. Ltd.	7,009	152,175
	Atec Co. Ltd.	18,164	174,128
*	A-Tech Solution Co. Ltd.	10,226	101,217
	Atinum Investment Co. Ltd.	140,303	373,691
*	ATON, Inc.	2,476	57,896
	AUK Corp.	95,994	179,447
	Aurora World Corp.	24,777	161,929
	Austem Co. Ltd.	36,276	56,182
	Autech Corp.	46,360	281,991
#	Avaco Co. Ltd.	40,179	339,917
*	Avatec Co. Ltd.	6,827	78,981
	Baiksan Co. Ltd.	57,960	461,425
#*††	Barun Electronics Co. Ltd.	1,089	841
*	Barunson Entertainment & Arts Corp.	152,485	133,794
	Bcworld Pharm Co. Ltd.	21,474	180,576
*	Benoholdings, Inc.	9,233	25,171
	BGF Co. Ltd.	124,471	404,512
#	BH Co. Ltd.	88,526	2,019,351
#*	Binex Co. Ltd.	109,458	1,213,455
	Binggrae Co. Ltd.	23,071	851,097
*	Biolog Device Co. Ltd.	26,627	27,563
#*	Bioneer Corp.	26,839	668,474
#*	BioSmart Co. Ltd.	66,962	228,350
*	Biotoxtech Co. Ltd.	50,858	321,149
	BIT Computer Co. Ltd.	62,006	349,229
	Bixolon Co. Ltd.	37,234	180,005
*	BL Corp.	22,234	114,825
*	BL Pharmtech Corp.	77,767	56,272
	Bluecom Co. Ltd.	41,017	310,837
#	Boditech Med, Inc.	87,808	860,324
*	Bohae Brewery Co. Ltd.	453,880	267,670
	BoKwang Industry Co. Ltd.	66,131	329,498
	Bolak Co. Ltd.	169,972	228,818
	Bookook Securities Co. Ltd.	14,493	249,065
	Boryung	107,363	928,354
*	Bosung Power Technology Co. Ltd.	183,936	781,482
	Brand X Co. Ltd.	6,806	42,165
*	Bridge Biotherapeutics, Inc.	6,700	58,387
*	Bucket Studio Co. Ltd.	46,028	93,421
#	Bukwang Pharmaceutical Co. Ltd.	166,111	1,203,301
*	Bumyang Construction Co. Ltd.	1,797	6,198
	Busan Industrial Co. Ltd.	341	23,220
	BusinessOn Communication Co. Ltd.	3,824	24,528
	BYC Co. Ltd.	1,007	329,451
*	BYON Co. Ltd.	75,650	66,520
	Byucksan Corp.	165,999	353,433
*	Caelum Co. Ltd.	7,444	24,204
#*	Cafe24 Corp.	35,287	354,441
*	CammSys Corp.	267,893	447,252
	Camus Engineering & Construction, Inc.	27,025	48,032
*	Capro Corp.	133,193	304,042
#	Caregen Co. Ltd.	14,018	1,533,521
*	Carelabs Co. Ltd.	17,016	88,402
#	Cell Biotech Co. Ltd.	21,100	224,694
*	Cellumed Co. Ltd.	84,047	356,394

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Central Motek Co. Ltd.	5,385	$85,070
*	Chabiotech Co. Ltd.	127,163	1,600,294
	Changhae Ethanol Co. Ltd.	22,759	222,009
*	Charm Engineering Co. Ltd.	44,317	28,657
*	Cheil Bio Co. Ltd.	15,608	22,250
	Cheil Worldwide, Inc.	7,519	132,033
*	Chemon, Inc.	127,578	281,194
	Chemtronics Co. Ltd.	46,807	778,162
*	Chemtros Co. Ltd.	49,470	303,766
	Cheryong Electric Co. Ltd.	45,503	262,154
*	ChinHung International, Inc.	225,900	301,305
	Chinyang Holdings Corp.	86,435	239,085
	Chips&Media, Inc.	12,271	168,549
*	Choa Pharmaceutical Co.	106,115	246,824
*	Choil Aluminum Co. Ltd.	202,637	342,162
	Chokwang Leather Co. Ltd.	607	20,331
	Chokwang Paint Ltd.	16,613	80,803
	Chong Kun Dang Pharmaceutical Corp.	19,342	1,342,457
	Chongkundang Holdings Corp.	11,961	551,161
	Choong Ang Vaccine Laboratory	28,743	282,624
*	Chorokbaem Media Co. Ltd.	48,420	607,927
	Chosun Refractories Co. Ltd.	6,866	410,142
	CJ Freshway Corp.	27,178	773,687
*	CJ Seafood Corp.	89,298	226,882
	CKD Bio Corp.	12,748	295,975
#	Classys, Inc.	49,967	618,090
	Clean & Science Co. Ltd.	17,437	146,120
	CLIO Cosmetics Co. Ltd.	20,972	230,812
#*	Cloud Air Co. Ltd.	103,701	91,740
*	CMG Pharmaceutical Co. Ltd.	432,147	909,556
#*††	CNT85, Inc.	1,452	11,015
*	CoAsia Corp.	22,488	122,105
*	Com2uS Holdings Corp.	16,335	686,075
	Com2uSCorp	24,598	1,460,455
	Commax Co. Ltd.	32,457	90,543
*	Comtec Systems Co. Ltd.	55,335	34,585
*	ContentreeJoongAng Corp.	23,701	644,495
*	Coreana Cosmetics Co. Ltd.	115,107	267,815
*	Corentec Co. Ltd.	10,475	82,893
	Cosmax BTI, Inc.	4,857	35,370
*	COSMAX NBT, Inc.	38,594	149,878
#	Cosmax, Inc.	32,365	1,726,500
#*	Cosmecca Korea Co. Ltd.	11,029	83,906
*	CosmoAM&T Co. Ltd.	79,242	3,283,854
*	Cosmochemical Co. Ltd.	54,550	713,009
#	Cowell Fashion Co. Ltd.	113,103	588,755
	Cowintech Co. Ltd.	12,547	254,979
	Creas F&C Co. Ltd.	2,747	75,370
#*	Creative & Innovative System	187,522	2,119,749
#	Creverse, Inc.	5,127	97,116
	Crown Confectionery Co. Ltd.	16,518	110,816
	CROWNHAITAI Holdings Co. Ltd.	23,850	132,435
*	CrystalGenomics, Inc.	185,334	599,719
*	CS Bearing Co. Ltd.	8,098	67,896
*	CTC BIO, Inc.	80,932	512,802
	CTK Co. Ltd.	2,437	14,308
*	Cube Entertainment, Inc.	12,798	143,721
	Cuckoo Holdings Co. Ltd.	31,442	418,344
	Cuckoo Homesys Co. Ltd.	26,647	647,284

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Curexo, Inc.	43,440	$272,659
#*	Curo Co. Ltd.	585,791	183,000
*	CUROCOM Co. Ltd.	73,660	64,645
	Cymechs, Inc.	25,921	295,724
*	D&C Media Co. Ltd.	2,277	40,052
	D.I Corp.	80,289	401,899
#*	DA Technology Co. Ltd.	60,673	187,880
	Dae Han Flour Mills Co. Ltd.	4,392	482,805
	Dae Hwa Pharmaceutical Co. Ltd.	54,108	298,203
	Dae Hyun Co. Ltd.	102,719	172,923
*	Dae Won Chemical Co. Ltd.	92,010	219,294
	Dae Won Kang Up Co. Ltd.	160,271	391,241
*	Dae Young Packaging Co. Ltd.	248,153	335,209
*	Dae Yu Co. Ltd.	11,641	40,993
#*	Daea TI Co. Ltd.	267,618	746,803
*	Daebo Magnetic Co. Ltd.	5,876	208,964
#	Daebongls Co. Ltd.	29,867	198,264
#	Daechang Co. Ltd.	233,099	269,804
*	Daechang Solution Co. Ltd.	71,072	23,547
	Daedong Corp.	67,150	668,928
	Daeduck Electronics Co. Ltd.	99,329	2,186,190
	Daehan New Pharm Co. Ltd.	46,120	379,864
	Daehan Steel Co. Ltd.	34,780	422,935
*	DAEHO AL Co. Ltd.	59,101	104,941
*	Dae-Il Corp.	40,268	141,830
#	Daejoo Electronic Materials Co. Ltd.	43,457	2,510,003
	Daejung Chemicals & Metals Co. Ltd.	3,106	44,064
	Daekyo Co. Ltd.	53,089	126,195
	Daelim B&Co Co. Ltd.	36,970	145,775
*	Daemyung Sonoseason Co. Ltd.	244,228	169,419
	Daeryuk Can Co. Ltd.	12,389	45,878
#	Daesang Corp.	83,327	1,399,559
	Daesang Holdings Co. Ltd.	51,274	327,225
*	Daesung Eltec Co. Ltd.	46,242	32,293
	Daesung Energy Co. Ltd.	35,012	306,386
*	Daesung Fine Tech Co. Ltd.	43,644	63,633
	Daesung Holdings Co. Ltd.	15,618	985,935
*	Daesung Industrial Co. Ltd.	83,195	331,839
*	Daesung Private Equity, Inc.	34,984	113,067
*	Daewon Cable Co. Ltd.	267,262	318,388
*	Daewon Media Co. Ltd.	35,199	388,266
	Daewon Pharmaceutical Co. Ltd.	78,893	1,080,315
	Daewon San Up Co. Ltd.	55,250	227,117
#*	Daewoo Electronic Components Co. Ltd.	138,153	208,097
	Daewoong Co. Ltd.	58,330	1,269,584
	Daewoong Pharmaceutical Co. Ltd.	2,387	337,764
*	Dahaam E-Tec Co. Ltd.	2,100	113,155
	Daihan Pharmaceutical Co. Ltd.	19,913	420,580
	Daishin Securities Co. Ltd.	112,901	1,346,039
*	Daiyang Metal Co. Ltd.	19,520	55,451
#*	Danal Co. Ltd.	202,555	1,166,871
#*	Danawa Co. Ltd.	30,039	426,469
	Daou Data Corp.	64,916	576,549
	Daou Technology, Inc.	91,181	1,323,157
#*	Dasan Networks, Inc.	133,572	597,700
	Dawonsys Co. Ltd.	116,741	2,117,638
*	Dayou Automotive Seat Technology Co. Ltd.	252,883	167,825
*	Dayou Plus Co. Ltd.	354,517	259,487
	DB Financial Investment Co. Ltd.	126,888	507,009

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	DB, Inc.	499,370	$319,660
	DCM Corp.	18,701	293,604
*	Dentis Co. Ltd.	6,505	46,145
#	Dentium Co. Ltd.	28,057	1,851,509
#	Deutsch Motors, Inc.	102,165	688,964
*	Development Advance Solution Co. Ltd.	39,144	162,777
	Device ENG Co. Ltd.	4,747	68,829
	Devsisters Co. Ltd.	7,036	267,322
*	Dexter Studios Co. Ltd.	46,226	554,176
#	DGB Financial Group, Inc.	644,591	3,838,460
	DI Dong Il Corp.	54,760	770,881
	Digital Chosun Co. Ltd.	94,509	167,489
	Digital Daesung Co. Ltd.	66,620	366,769
*	DIO Corp.	47,102	994,106
	Display Tech Co. Ltd.	52,616	253,222
	DL Construction Co. Ltd.	26,871	439,569
#	DL Holdings Co. Ltd.	39,308	1,969,883
*††	DMOA Co. Ltd.	414,534	52,411
	DMS Co. Ltd.	83,188	344,368
	DN Automotive Corp.	6,214	274,570
#	DNF Co. Ltd.	38,211	459,413
	Dohwa Engineering Co. Ltd.	60,443	415,255
	Dong A Eltek Co. Ltd.	15,512	87,244
	Dong Ah Tire & Rubber Co. Ltd.	38,282	352,401
	Dong-A Hwasung Co. Ltd.	14,590	101,475
	Dong-A Socio Holdings Co. Ltd.	14,889	1,146,371
	Dong-A ST Co. Ltd.	21,335	1,013,031
	Dong-Ah Geological Engineering Co. Ltd.	32,330	425,868
*	Dongbang Transport Logistics Co. Ltd.	94,680	210,109
	Dongbu Corp.	41,743	347,741
#	Dongil Industries Co. Ltd.	4,037	559,901
	Dongjin Semichem Co. Ltd.	75,980	2,087,698
	Dongkoo Bio & Pharma Co. Ltd.	21,999	114,795
	DongKook Pharmaceutical Co. Ltd.	96,308	1,428,997
	Dongkuk Industries Co. Ltd.	161,706	374,113
	Dongkuk Steel Mill Co. Ltd.	247,260	2,535,933
	Dongkuk Structures & Construction Co. Ltd.	129,912	698,085
	Dongsin Engineering & Construction	5,118	80,804
	Dongsung Chemical Co. Ltd.	133,947	453,177
	Dongsung Finetec Co. Ltd.	74,289	660,076
*	Dongsung Pharmaceutical Co. Ltd.	9,801	59,071
#*	Dongwha Enterprise Co. Ltd.	19,313	983,767
#	Dongwha Pharm Co. Ltd.	82,309	670,334
	Dongwon Development Co. Ltd.	153,298	489,489
	Dongwon F&B Co. Ltd.	4,936	578,163
#	Dongwon Industries Co. Ltd.	4,704	813,284
#	Dongwon Systems Corp.	25,142	1,055,171
*	Dongwoo Farm To Table Co. Ltd.	52,635	113,269
	Dongyang E&P, Inc.	19,653	222,408
*	Dongyang Steel Pipe Co. Ltd.	415,557	346,333
#	Doosan Co. Ltd.	23,474	1,268,723
	Doosan Tesna, Inc.	18,072	432,402
	DoubleUGames Co. Ltd.	38,824	1,266,596
	Douzone Bizon Co. Ltd.	28,968	719,188
	DRB Holding Co. Ltd.	20,458	71,443
*	Dream Security Co. Ltd.	44,221	112,771
	Dreamtech Co. Ltd.	7,465	53,697
*	Dreamus Co.	68,613	180,032
	Drgem Corp.	2,230	16,208

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	DRTECH Corp.	175,505	$205,350
*	DSC Investment, Inc.	19,346	70,844
*	DSK Co. Ltd.	6,892	29,915
*	Duck Yang Industry Co. Ltd.	6,699	13,975
*	Duckshin Housing Co. Ltd.	18,106	29,892
#*	Duk San Neolux Co. Ltd.	44,916	1,115,916
*	Duksan Hi-Metal Co. Ltd.	6,584	40,280
*	Duksan Techopia Co. Ltd.	12,794	158,770
	Duksung Co. Ltd.	29,557	146,207
	DY Corp.	65,736	369,160
	DY POWER Corp.	34,233	323,082
	DYPNF Co. Ltd.	10,346	296,141
*	E Investment&Development Co. Ltd.	93,137	101,693
#*	E& Corp. Co. Ltd.	111,656	291,898
*	E&D Co. Ltd.	10,589	225,813
*	E&M Co. Ltd.	121,873	50,321
	E1 Corp.	13,432	462,552
	Eagle Veterinary Technology Co. Ltd.	7,061	34,857
	Eagon Industrial Ltd.	17,740	123,842
	Easy Bio, Inc.	94,414	333,667
#	Easy Holdings Co. Ltd.	186,206	522,679
	eBEST Investment & Securities Co. Ltd.	14,685	75,751
#	Echo Marketing, Inc.	47,640	670,228
*	EcoBio Holdings Co. Ltd.	28,275	148,034
	Ecoplastic Corp.	6,173	14,669
	Ecopro Co. Ltd.	15,790	1,090,800
	Ecopro HN Co. Ltd.	13,855	483,330
	e-Credible Co. Ltd.	18,917	250,040
#*	Eehwa Construction Co. Ltd.	55,076	272,113
#*	EG Corp.	26,826	208,365
*	Ehwa Technologies Information Co. Ltd.	478,750	349,928
*	Elcomtec Co. Ltd.	135,002	122,010
	Elentec Co. Ltd.	49,808	825,747
*	EMKOREA Co. Ltd.	136,418	341,799
	EM-Tech Co. Ltd.	44,960	1,001,840
*	Enex Co. Ltd.	84,213	91,262
	ENF Technology Co. Ltd.	39,941	943,175
*	Enplus Co. Ltd.	75,370	181,887
*	Enzychem Lifesciences Corp.	6,601	112,770
	Eo Technics Co. Ltd.	33,288	2,070,230
	Estechpharma Co. Ltd.	42,421	274,829
*	ESTsoft Corp.	27,672	213,031
*	E-TRON Co. Ltd.	1,491,477	222,111
*	Eubiologics Co. Ltd.	13,743	166,847
#	Eugene Corp.	191,672	591,318
	Eugene Investment & Securities Co. Ltd.	263,075	589,022
#	Eugene Technology Co. Ltd.	56,561	1,355,494
	Eusu Holdings Co. Ltd.	59,047	272,734
*	Eutilex Co. Ltd.	2,530	9,542
*	EV Advanced Material Co. Ltd.	44,834	65,608
*	Ewon Comfortech Co. Ltd.	14,501	93,988
*	E-World	79,853	124,794
*	Exem Co. Ltd.	92,152	290,480
	Exicon Co. Ltd.	1,698	13,365
*	ezCaretech Co. Ltd.	7,329	151,668
	F&F Co. Ltd.	35,705	4,121,337
	Farmsco	37,332	148,902
	FarmStory Co. Ltd.	168,511	328,572
	Fila Holdings Corp.	46,060	1,080,131

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Fine Semitech Corp.	39,942	$482,027
	Fine Technix Co. Ltd.	8,802	82,401
*	Firstec Co. Ltd.	116,567	335,848
*	FNC Entertainment Co. Ltd.	3,147	13,764
	Foosung Co. Ltd.	139,078	1,990,316
*	FSN Co. Ltd.	25,784	92,467
	Fursys, Inc.	14,385	350,816
*	FutureChem Co. Ltd.	16,238	203,018
	Gabia, Inc.	43,120	392,374
#	Galaxia Moneytree Co. Ltd.	63,004	360,318
	Gaon Cable Co. Ltd.	8,806	161,262
*	GemVax & Kael Co. Ltd.	40,963	436,588
	Gemvaxlink Co. Ltd.	281,414	283,692
*	Genematrix, Inc.	12,082	70,658
*	Genexine, Inc.	32,934	815,408
*	Genie Music Corp.	124,776	435,138
*	GenNBio, Inc.	59,137	111,512
	GENOLUTION, Inc.	6,482	64,364
*	Genomictree, Inc.	9,218	89,921
	Genoray Co. Ltd.	2,039	14,043
	Geumhwa PSC Co. Ltd.	6,842	156,125
*	Gigalane Co. Ltd.	63,904	76,989
	Global Standard Technology Co. Ltd.	12,127	214,005
	GMB Korea Corp.	35,866	156,554
#*	GNCO Co. Ltd.	189,822	82,894
#	Golfzon Co. Ltd.	13,390	1,520,024
	Golfzon Newdin Holdings Co. Ltd.	86,465	466,527
*††	Good People Co. Ltd.	225,318	34,309
#	Gradiant Corp.	48,218	698,202
#*	Grand Korea Leisure Co. Ltd.	85,132	943,466
	Green Chemical Co. Ltd.	2,787	18,429
	Green Cross Holdings Corp.	81,583	1,296,260
	Green Cross Wellbeing Corp.	5,096	32,483
*	GS Global Corp.	194,831	538,570
	Gwangju Shinsegae Co. Ltd.	13,770	348,471
	Haatz, Inc.	5,684	29,228
	Hae In Corp.	6,519	39,308
	HAESUNG DS Co. Ltd.	39,224	1,745,979
	Haesung Industrial Co. Ltd.	1,319	11,651
*	Haesung Optics Co. Ltd.	40,849	24,770
	Haitai Confectionery & Foods Co. Ltd.	38,063	206,903
	Halla Corp.	78,969	252,480
	Halla Holdings Corp.	29,638	887,799
*	Han Chang Corp.	44,942	38,110
#	Han Kuk Carbon Co. Ltd.	126,255	1,359,430
	Hana Materials, Inc.	9,961	311,980
*	Hana Micron, Inc.	128,070	1,343,344
	Hana Pharm Co. Ltd.	859	12,020
#*	Hanall Biopharma Co. Ltd.	89,064	1,124,717
	HanChang Paper Co. Ltd.	35,511	47,457
*	Hancom MDS, Inc.	23,481	298,463
*	Hancom WITH, Inc.	13,870	57,807
*	Hancom, Inc.	60,224	804,926
	Handok, Inc.	34,789	487,109
	Handsome Co. Ltd.	54,236	1,300,388
	Hanil Cement Co. Ltd.	32,697	359,753
	Hanil Feed Co. Ltd.	38,217	161,185
	Hanil Holdings Co. Ltd.	47,288	395,680
	Hanil Hyundai Cement Co. Ltd.	13,956	278,636

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanjin Transportation Co. Ltd.	35,979	$744,145
*††	Hankook Corp., Inc.	955	453
*	Hankook Cosmetics Co. Ltd.	2,026	11,193
*	Hankook Cosmetics Manufacturing Co. Ltd.	8,474	141,920
	Hankook Shell Oil Co. Ltd.	2,629	502,144
*	Hankuk Steel Wire Co. Ltd.	3,188	11,226
	Hanla IMS Co. Ltd.	23,956	98,750
	Hanmi Semiconductor Co. Ltd.	176,963	1,848,983
	HanmiGlobal Co. Ltd.	31,164	283,969
	Hannong Chemicals, Inc.	3,988	41,605
*	Hans Biomed Corp.	30,864	254,567
#	Hansae Co. Ltd.	74,584	964,323
	Hansae Yes24 Holdings Co. Ltd.	45,615	208,919
	Hanshin Construction Co. Ltd.	30,292	283,307
#	Hanshin Machinery Co.	91,006	638,435
	Hansol Holdings Co. Ltd.	136,151	367,516
#	Hansol HomeDeco Co. Ltd.	255,321	279,290
	Hansol Logistics Co. Ltd.	33,008	86,555
	Hansol Paper Co. Ltd.	66,976	736,446
*	Hansol Technics Co. Ltd.	106,466	491,709
	Hanssem Co. Ltd.	6,946	307,644
	Hanwha Corp.	25,599	544,265
*	Hanwha General Insurance Co. Ltd.	233,991	904,817
	Hanwha Investment & Securities Co. Ltd.	408,492	1,052,535
	Hanyang Eng Co. Ltd.	38,682	464,857
	Hanyang Securities Co. Ltd.	35,735	305,739
	Harim Co. Ltd.	203,236	446,074
	Harim Holdings Co. Ltd.	145,706	947,700
*	HB SOLUTION Co. Ltd.	28,101	287,460
	HB Technology Co. Ltd.	233,747	352,104
	HDC Holdings Co. Ltd.	37,315	200,540
#	HDC Hyundai Development Co. Engineering & Construction, Class E	108,214	1,031,562
	HDC Hyundai Engineering Plastics Co. Ltd.	50,887	159,851
	HDCLabs Co. Ltd.	24,719	167,130
	Hecto Financial Co. Ltd.	7,655	124,246
	Hecto Innovation Co. Ltd.	34,635	415,584
*	Helixmith Co. Ltd.	68,999	969,171
*	Heungkuk Fire & Marine Insurance Co. Ltd.	196,522	502,017
*	HFR, Inc.	18,119	446,696
	High Tech Pharm Co. Ltd.	9,245	70,127
	HIMS Co. Ltd.	3,230	20,093
#	Hitejinro Holdings Co. Ltd.	27,709	248,833
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	115,036	362,887
*	HJ Shipbuilding & Construction Co. Ltd.	110,020	584,408
*	HLB Global Co. Ltd.	31,245	227,563
*	HLB Life Science Co. Ltd.	228,090	2,246,771
*	Hlb Pharma Ceutical Co. Ltd.	5,001	52,742
*	HLB Therapeutics Co. Ltd.	59,545	564,905
	HLscience Co. Ltd.	3,143	73,643
*	Home Center Holdings Co. Ltd.	233,830	259,258
*	Homecast Co. Ltd.	136,228	407,822
	HS Industries Co. Ltd.	141,062	551,704
*	HSD Engine Co. Ltd.	87,801	601,623
*	Hugel, Inc.	14,368	1,487,831
*	Humax Co. Ltd.	65,528	189,140
	Humedix Co. Ltd.	22,628	417,837
*	Huneed Technologies	34,054	209,265
	Huons Co. Ltd.	30,924	897,302
	Huons Global Co. Ltd.	26,394	473,528

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Huvis Corp.	64,190	$319,664
	Huvitz Co. Ltd.	39,547	334,180
	Hwa Shin Co. Ltd.	48,675	359,785
	Hwacheon Machine Tool Co. Ltd.	4,540	119,068
#*	Hwail Pharm Co. Ltd.	150,233	312,342
	Hwangkum Steel & Technology Co. Ltd.	39,211	227,663
	Hwaseung Corp. Co. Ltd.	60,708	68,055
	Hwaseung Enterprise Co. Ltd.	71,812	667,356
	Hwaseung R&A Co. Ltd.	20,111	52,931
	HwaSung Industrial Co. Ltd.	37,257	499,505
	Hy-Lok Corp.	30,416	431,699
*	Hyosung Chemical Corp.	5,520	787,150
#	Hyosung Corp.	20,065	1,186,312
*	Hyosung Heavy Industries Corp.	9,479	439,104
	Hyosung TNC Corp.	1,871	497,932
	HyosungITX Co. Ltd.	13,955	162,379
	Hyundai Bioland Co. Ltd.	52,816	509,505
	Hyundai BNG Steel Co. Ltd.	38,274	399,412
	Hyundai Construction Equipment Co. Ltd.	54,680	1,599,917
	Hyundai Corp.	31,323	384,201
	Hyundai Corp. Holdings, Inc.	23,971	205,159
	Hyundai Department Store Co. Ltd.	46,770	2,402,327
#*	Hyundai Doosan Infracore Co. Ltd.	317,589	1,365,750
*	Hyundai Electric & Energy System Co. Ltd.	57,167	1,212,672
	Hyundai Elevator Co. Ltd.	72,251	1,567,652
*	Hyundai Energy Solutions Co. Ltd.	4,304	167,648
*	HYUNDAI EVERDIGM Corp.	4,006	26,087
	Hyundai Ezwel Co. Ltd.	76,198	440,559
	Hyundai Futurenet Co. Ltd.	165,952	356,234
	Hyundai Greenfood Co. Ltd.	168,643	1,005,012
	Hyundai Home Shopping Network Corp.	24,834	1,000,567
	Hyundai HT Co. Ltd.	8,282	54,975
	Hyundai Livart Furniture Co. Ltd.	47,892	431,126
	Hyundai Motor Securities Co. Ltd.	76,683	630,079
	Hyundai Pharmaceutical Co. Ltd.	91,807	387,439
	Hyundai Wia Corp.	65,353	3,439,488
	Hyungkuk F&B Co. Ltd.	13,023	31,903
#*††	Hyupjin Co. Ltd.	97,584	63,098
#	HyVision System, Inc.	51,052	669,106
*	I&C Technology Co. Ltd.	51,237	116,588
	i3system, Inc.	19,629	298,337
*	iA, Inc.	1,114,285	702,969
	ICD Co. Ltd.	54,903	402,394
*	Icure Pharm, Inc.	13,654	156,344
	IDIS Holdings Co. Ltd.	1,320	13,674
*	IHQ, Inc.	280,540	163,034
*	IL Science Co. Ltd.	3,851	10,930
	Il Sung Construction Co. Ltd.	47,826	128,136
	Iljin Electric Co. Ltd.	62,223	323,050
#	Iljin Holdings Co. Ltd.	80,297	409,904
	Iljin Power Co. Ltd.	26,588	366,626
	Ilshin Spinning Co. Ltd.	6,137	487,468
*	Ilshin Stone Co. Ltd.	206,774	229,032
††	ilShinbiobase Co. Ltd.	122,045	241,676
	Ilsung Pharmaceuticals Co. Ltd.	4,137	247,916
	Ilyang Pharmaceutical Co. Ltd.	55,423	1,016,686
	iMarketKorea, Inc.	69,527	555,317
	InBody Co. Ltd.	39,563	759,452
*	INCON Co. Ltd.	19,801	22,672

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Incross Co. Ltd.	29,001	$350,136
	INFAC Corp.	7,179	49,957
#*	Infinitt Healthcare Co. Ltd.	59,448	269,363
	InfoBank Corp.	9,135	105,590
	INITECH Co. Ltd.	27,068	87,931
	Innocean Worldwide, Inc.	35,466	1,245,339
*	Innometry Co. Ltd.	1,502	13,626
	InnoWireless, Inc.	20,053	463,935
	Innox Advanced Materials Co. Ltd.	49,189	1,411,127
*	Innox Corp.	928	16,572
*	Inscobee, Inc.	214,489	336,779
#*	Insun ENT Co. Ltd.	113,549	782,159
*	Insung Information Co. Ltd.	11,228	20,119
	Intekplus Co. Ltd.	19,343	298,183
	Intellian Technologies, Inc.	10,922	577,444
	Intelligent Digital Integrated Security Co. Ltd.	23,792	455,047
#*	Interflex Co. Ltd.	56,427	577,883
#	Interojo Co. Ltd.	37,912	811,440
	INTOPS Co. Ltd.	38,974	1,027,274
*	iNtRON Biotechnology, Inc.	83,532	715,507
	Inzi Controls Co. Ltd.	9,887	63,460
	INZI Display Co. Ltd.	13,375	20,376
#*	Iones Co. Ltd.	71,025	428,017
	IS Dongseo Co. Ltd.	53,931	1,675,736
	ISC Co. Ltd.	45,161	1,208,378
	i-SENS, Inc.	39,451	1,052,822
*	ISU Abxis Co. Ltd.	7,306	46,018
	ISU Chemical Co. Ltd.	85,119	977,231
*	IsuPetasys Co. Ltd.	155,641	878,344
	It's Hanbul Co. Ltd.	21,037	264,457
*	Iwin Plus Co. Ltd.	11,367	5,582
*	Jahwa Electronics Co. Ltd.	38,252	768,037
	JASTECH Ltd.	19,958	92,243
	JB Financial Group Co. Ltd.	442,187	2,542,006
	JC Chemical Co. Ltd.	19,953	131,416
	JC Hyun System, Inc.	47,592	190,507
	Jeil Pharmaceutical Co. Ltd.	7,973	142,882
*	Jeju Beer Co. Ltd.	11,206	20,465
*	Jeju Semiconductor Corp.	124,855	482,654
	Jinro Distillers Co. Ltd.	7,784	140,988
	Jinsung T.E.C.	38,790	326,195
	JLS Co. Ltd.	42,073	244,025
*	JNK Heaters Co. Ltd.	62,635	275,300
*	JNTC Co. Ltd.	9,150	37,774
*	Jokwang ILI Co. Ltd.	12,816	22,117
*	JoyCity Corp.	50,434	195,893
	JS Corp.	2,456	32,464
	Jusung Engineering Co. Ltd.	139,604	1,832,218
	JVM Co. Ltd.	20,022	314,783
	JW Holdings Corp.	180,363	483,494
	JW Life Science Corp.	29,965	318,752
#	JW Pharmaceutical Corp.	51,920	956,452
*	JW Shinyak Corp.	68,072	210,703
	JYP Entertainment Corp.	26,193	1,123,392
*	Kanglim Co. Ltd.	152,155	170,835
	Kangnam Jevisco Co. Ltd.	14,797	263,417
*	Kangstem Biotech Co. Ltd.	87,134	219,150
	KAON Media Co. Ltd.	57,314	366,491
	KC Co. Ltd.	27,573	414,424

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KC Green Holdings Co. Ltd.	54,160	$207,218
	KC Tech Co. Ltd.	37,495	515,898
	KCC Engineering & Construction Co. Ltd.	27,419	147,004
	KCC Glass Corp.	30,162	1,114,360
	KCI Ltd.	23,655	164,668
	KCTC	25,319	93,062
#*	KEC Corp.	384,550	811,565
	KEPCO Plant Service & Engineering Co. Ltd.	62,736	1,852,511
*	Kespion Co. Ltd.	107,649	97,530
*	KEYEAST Co. Ltd.	58,751	373,368
	KG Chemical Corp.	14,892	323,347
	KG Dongbu Steel	15,589	147,986
	KG Eco Technology Service Co. Ltd.	16,497	194,751
#	Kginicis Co. Ltd.	68,720	731,814
	KGMobilians Co. Ltd.	78,729	425,282
*	KH Electron Co. Ltd.	110,157	64,454
#*	KH FEELUX Co. Ltd.	86,872	97,337
#	KH Vatec Co. Ltd.	64,504	1,062,431
*	KidariStudio, Inc.	6,164	45,528
	KINX, Inc.	12,932	518,630
	KISCO Corp.	70,679	371,979
	KISCO Holdings Co. Ltd.	31,963	348,189
	KISWIRE Ltd.	39,433	639,486
*	KleanNara Co. Ltd.	9,110	25,470
	KL-Net Corp.	50,224	114,777
	KM Corp.	36,082	213,933
#*	KMW Co. Ltd.	61,705	1,512,641
	Knotus Co. Ltd.	19,251	105,167
*	KoBioLabs, Inc.	819	8,328
	Kocom Co. Ltd.	26,392	104,269
#	Koentec Co. Ltd.	88,341	572,845
	Koh Young Technology, Inc.	213,447	2,323,779
#	Kolmar BNH Co. Ltd.	39,096	819,343
#	Kolmar Korea Co. Ltd.	52,627	1,577,439
	Kolmar Korea Holdings Co. Ltd.	32,252	444,618
	Kolon Corp.	26,236	507,249
	Kolon Global Corp.	20,169	305,485
	Kolon Industries, Inc.	67,254	2,839,278
	Kolon Plastic, Inc.	60,456	559,193
	Komelon Corp.	21,175	154,054
#	KoMiCo Ltd.	24,204	960,787
*	KONA I Co. Ltd.	23,792	315,676
	Kopla Co. Ltd.	76,189	396,195
#	Korea Alcohol Industrial Co. Ltd.	50,845	419,711
	Korea Arlico Pharm Co. Ltd.	3,713	18,507
	Korea Asset In Trust Co. Ltd.	219,836	586,523
	Korea Cast Iron Pipe Industries Co. Ltd.	43,706	272,054
	Korea Cement Co. Ltd.	12,982	34,087
*	Korea Circuit Co. Ltd.	39,627	627,386
	Korea District Heating Corp.	11,066	273,728
	Korea Electric Terminal Co. Ltd.	21,876	949,856
	Korea Electronic Certification Authority, Inc.	55,043	258,297
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	511,859
	Korea Export Packaging Industrial Co. Ltd.	5,621	99,585
	Korea Flange Co. Ltd.	70,591	141,122
*	Korea Information & Communications Co. Ltd.	24,722	145,363
*	Korea Line Corp.	600,905	1,107,106
	Korea Petrochemical Ind Co. Ltd.	13,264	1,300,546
	Korea Petroleum Industries Co.	4,257	36,676

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Pharma Co. Ltd.	10,327	$268,419
	Korea Real Estate Investment & Trust Co. Ltd.	517,299	668,369
#	Korea United Pharm, Inc.	37,448	741,018
	Korean Reinsurance Co.	327,628	2,224,016
*	Kortek Corp.	38,389	274,096
*	KOSES Co. Ltd.	17,598	138,318
#*	KPM Tech Co. Ltd.	322,949	127,474
*	KPS Corp.	8,173	37,841
	KPX Chemical Co. Ltd.	8,847	335,987
	KSIGN Co. Ltd.	220,369	310,356
	KSS LINE Ltd.	53,011	419,043
*	KT Alpha Co. Ltd.	65,430	314,552
	KT Skylife Co. Ltd.	90,825	629,032
#	KT Submarine Co. Ltd.	57,228	287,490
	KTB Investment & Securities Co. Ltd.	164,356	575,687
	KTCS Corp.	129,498	218,553
	Ktis Corp.	123,991	255,263
*	Kuk Young G&M	123,397	152,324
	Kukbo Design Co. Ltd.	11,235	148,293
	Kukdo Chemical Co. Ltd.	11,923	466,821
*	Kukdong Corp.	82,010	110,406
#	Kukdong Oil & Chemicals Co. Ltd.	76,171	218,310
#*	Kuk-il Paper Manufacturing Co. Ltd.	180,728	373,862
	Kukjeon Pharmaceutical Co. Ltd.	52,920	329,960
*	Kum Yang Co. Ltd.	95,714	631,639
*	Kumho HT, Inc.	203,158	201,064
#*	Kumho Tire Co., Inc.	339,665	927,465
	KUMHOE&C Co. Ltd.	78,814	504,829
	Kumkang Kind Co. Ltd.	62,740	347,050
	Kwang Dong Pharmaceutical Co. Ltd.	145,493	728,361
	Kwang Myung Electric Co. Ltd.	100,455	242,002
*	KX Innovation Co. Ltd.	69,335	401,168
	Kyeong Nam Steel Co. Ltd.	5,707	15,223
#	Kyeryong Construction Industrial Co. Ltd.	26,457	500,506
	Kyobo Securities Co. Ltd.	73,316	364,959
	Kyochon F&B Co. Ltd.	5,482	52,084
	Kyongbo Pharmaceutical Co. Ltd.	47,471	263,003
	Kyung Dong Navien Co. Ltd.	25,281	779,018
	Kyung Nong Corp.	12,526	107,673
	Kyungbang Co. Ltd.	47,694	484,090
*	Kyungchang Industrial Co. Ltd.	22,506	45,432
	KyungDong City Gas Co. Ltd.	14,614	245,871
	Kyungdong Pharm Co. Ltd.	73,304	508,469
	Kyung-In Synthetic Corp.	131,581	594,697
	L&C Bio Co. Ltd.	26,347	610,128
	LabGenomics Co. Ltd.	80,286	485,961
*	Lake Materials Co. Ltd.	85,707	335,133
*	LaonPeople, Inc.	17,516	89,904
#	LB Semicon, Inc.	123,116	901,204
	LEADCORP, Inc.	62,713	400,325
	Lee Ku Industrial Co. Ltd.	11,978	29,861
	LF Corp.	67,659	910,467
	LG HelloVision Co. Ltd.	116,618	513,117
	LIG Nex1 Co. Ltd.	44,282	3,012,637
	Lion Chemtech Co. Ltd.	30,274	210,166
	LMS Co. Ltd.	20,005	124,698
*	Lock & Lock Co. Ltd.	74,620	475,104
*	Longtu Korea, Inc.	75,734	303,518
	LOT Vacuum Co. Ltd.	45,136	438,005

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Lotte Chilsung Beverage Co. Ltd.	12,288	$1,679,922
	Lotte Confectionery Co. Ltd.	8,416	761,505
*	Lotte Data Communication Co.	2,515	53,044
	LOTTE Fine Chemical Co. Ltd.	57,976	2,940,971
	LOTTE Himart Co. Ltd.	37,368	495,731
*	Lotte Non-Life Insurance Co. Ltd.	212,702	275,180
#	LS Cable & System Asia Ltd.	38,260	215,694
	LS Corp.	25,814	1,171,481
	LS Electric Co. Ltd.	36,315	1,623,339
	Lutronic Corp.	80,871	1,264,076
*	LVMC Holdings	222,885	509,082
	LX Hausys Ltd.	26,927	904,857
	LX International Corp.	107,371	2,720,616
#	LX Semicon Co. Ltd.	39,299	3,023,863
	M.I.Tech Co. Ltd.	6,687	53,504
*	M2N Co. Ltd.	20,327	131,051
	Macrogen, Inc.	3,933	79,345
	Maeil Dairies Co. Ltd.	4,652	212,963
	Maeil Holdings Co. Ltd.	22,787	158,038
	MAKUS, Inc.	2,286	14,736
*	Maniker Co. Ltd.	157,566	168,184
	Mcnex Co. Ltd.	46,339	1,190,684
*	ME2ON Co. Ltd.	105,695	376,906
	Mediana Co. Ltd.	39,510	151,520
*	MEDICOX Co. Ltd.	13,317	90,368
#*††	Medience Co. Ltd.	53,361	167,262
*	Medifron DBT Co. Ltd.	21,955	28,234
*	Medipost Co. Ltd.	50,463	823,850
#*	Medy-Tox, Inc.	15,791	1,405,373
#	Meerecompany, Inc.	18,983	311,051
#	MegaStudy Co. Ltd.	33,559	291,036
	MegaStudyEdu Co. Ltd.	30,015	2,041,000
	MEKICS Co. Ltd.	35,987	183,066
	META BIOMED Co. Ltd.	61,347	113,629
*	Mgame Corp.	63,334	381,046
	Mi Chang Oil Industrial Co. Ltd.	3,145	194,285
*	MiCo BioMed Co. Ltd.	22,240	200,428
	MiCo Ltd.	120,402	852,646
	Mirae Asset Life Insurance Co. Ltd.	256,981	605,098
	Mirae Asset Venture Investment Co. Ltd.	33,020	158,603
	Miwon Chemicals Co. Ltd.	3,853	197,027
	Miwon Commercial Co. Ltd.	5,072	704,799
	Miwon Specialty Chemical Co. Ltd.	5,925	887,150
	MK Electron Co. Ltd.	58,548	549,618
	MNTech Co. Ltd.	82,096	546,126
*	Mobile Appliance, Inc.	118,847	308,361
*	Monalisa Co. Ltd.	80,698	215,487
	MonAmi Co. Ltd.	59,430	170,959
	Moorim P&P Co. Ltd.	90,612	313,393
	Moorim Paper Co. Ltd.	91,551	190,678
	Motonic Corp.	40,895	271,604
*	Motrex Co. Ltd.	30,675	291,767
*	mPlus Corp.	15,452	202,725
	Mr Blue Corp.	11,243	50,750
*	MS Autotech Co. Ltd.	113,563	405,237
	Muhak Co. Ltd.	54,936	296,138
	Multicampus Co. Ltd.	10,150	330,084
*	M-venture Investment, Inc.	15,384	17,331
*	MyungMoon Pharm Co. Ltd.	115,689	294,141

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	N2Tech Co. Ltd.	34,563	$36,317
	Nam Hwa Construction Co. Ltd.	25,880	144,337
#	Namhae Chemical Corp.	91,931	687,270
*	NamKwang Engineering & Construction Co. Ltd.	2,218	18,099
*	Namsun Aluminum Co. Ltd.	285,935	510,878
	Namsung Corp.	29,086	54,984
*	Namu Tech Co. Ltd.	35,000	55,894
*	Namuga Co. Ltd.	36,468	279,683
	Namyang Dairy Products Co. Ltd.	1,212	344,410
*	NanoenTek, Inc.	85,094	364,534
	Nasmedia Co. Ltd.	18,911	361,827
#*	Nature & Environment Co. Ltd.	396,370	457,961
*	NDFOS Co. Ltd.	19,650	112,537
	NeoPharm Co. Ltd.	20,456	326,158
*	Neowiz	54,508	1,162,181
	Neowiz Holdings Corp.	17,325	427,039
*	Nepes Ark Corp.	849	19,796
#*	NEPES Corp.	72,193	1,131,962
	New Power Plasma Co. Ltd.	7,229	26,067
	Newtree Co. Ltd.	2,655	25,607
	Nexen Corp.	108,320	302,060
#	Nexen Tire Corp.	135,398	645,978
#*	Nexon Games Co. Ltd.	54,649	955,530
*	Next Entertainment World Co. Ltd.	74,614	430,672
	NEXTIN, Inc.	952	46,690
*	Nexturnbioscience Co. Ltd.	11,390	23,322
*	NHN BUGS Corp.	4,262	30,986
*	NHN Corp.	55,266	1,164,853
*	NHN KCP Corp.	95,522	984,913
	NI Steel Co. Ltd.	3,440	13,237
	NICE Holdings Co. Ltd.	73,247	793,027
	Nice Information & Telecommunication, Inc.	23,686	461,739
	NICE Information Service Co. Ltd.	131,225	1,595,819
	NICE Total Cash Management Co. Ltd.	54,101	211,292
*	NK Co. Ltd.	268,091	199,449
	Nong Shim Holdings Co. Ltd.	9,009	470,485
	Nong Woo Bio Co. Ltd.	29,693	231,448
	NongShim Co. Ltd.	8,493	1,827,971
	Noroo Holdings Co. Ltd.	7,939	68,260
	NOROO Paint & Coatings Co. Ltd.	39,524	276,977
	NOVAREX Co. Ltd.	5,141	126,776
	NPC	66,771	487,382
*	NS Co. Ltd.	1,771	12,080
*	NSN Co. Ltd.	42,271	37,470
*	nTels Co. Ltd.	31,455	145,822
*	Nuintek Co. Ltd.	27,098	86,960
*	NUVOTEC Co. Ltd.	153,125	126,237
	Oceanbridge Co. Ltd.	19,278	188,949
	Okong Corp.	14,342	42,418
*	Omnisystem Co. Ltd.	120,346	239,309
	Openbase, Inc.	117,833	271,926
*	Optipharm Co. Ltd.	1,575	11,217
	Opto Device Technology Co. Ltd.	29,480	127,272
	OptoElectronics Solutions Co. Ltd.	30,470	547,537
*	OPTRON-TEC, Inc.	81,104	340,184
	OPTUS Pharmaceutical Co. Ltd.	48,800	235,699
#*	Orbitech Co. Ltd.	93,260	509,842
*	Orientbio, Inc.	284,347	178,666
	Orion Holdings Corp.	89,232	1,034,740

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	OSANGJAIEL Co. Ltd.	29,868	$150,973
#	Osstem Implant Co. Ltd.	45,048	3,852,518
#*††	Osung Advanced Materials Co. Ltd.	258,797	321,230
	Ottogi Corp.	3,354	1,160,018
	Paik Kwang Industrial Co. Ltd.	104,632	356,040
*	Pan Entertainment Co. Ltd.	9,343	26,098
*	PANAGENE, Inc.	24,893	59,943
	Pang Rim Co. Ltd.	97,311	259,337
*	Pan-Pacific Co. Ltd.	99,139	139,600
*	Paradise Co. Ltd.	125,164	1,310,542
	Park Systems Corp.	3,980	305,398
#	Partron Co. Ltd.	162,701	1,083,055
#	Paseco Co. Ltd.	12,737	147,062
	People & Technology, Inc.	45,616	1,614,159
*	Peptron, Inc.	7,294	51,835
	PHA Co. Ltd.	34,149	207,307
*	PharmAbcine	9,549	25,840
#	PharmaResearch Co. Ltd.	21,005	1,177,007
*	PharmGen Science, Inc.	63,854	373,580
*	Pharmicell Co. Ltd.	161,353	1,433,366
*	Philoptics Co. Ltd.	6,731	37,915
*††	Philosys Healthcare Co. Ltd.	94,841	95,272
	PI Advanced Materials Co. Ltd.	54,578	1,568,537
*	Playgram Co. Ltd.	61,019	55,361
*	PLAYWITH, Inc.	7,511	49,044
	Point Engineering Co. Ltd.	24,538	49,850
*	Polaris Office Corp.	14,658	16,641
#	Poongsan Corp.	71,782	1,534,182
	Poongsan Holdings Corp.	24,968	528,462
#	Posco ICT Co. Ltd.	203,713	915,207
	Posco M-Tech Co. Ltd.	72,480	341,876
	POSCO Steeleon Co. Ltd.	3,770	108,000
*	Power Logics Co. Ltd.	99,612	478,628
	Protec Co. Ltd.	19,624	372,127
	PS TEC Co. Ltd.	41,635	134,641
#	PSK, Inc.	35,754	1,094,110
	Pulmuone Co. Ltd.	38,753	403,856
	Puloon Technology, Inc.	4,603	29,855
	Pungkuk Ethanol Co. Ltd.	22,635	266,128
	QSI Co. Ltd.	5,464	53,302
*	RaonSecure Co. Ltd.	115,448	259,953
*	Ray Co. Ltd/KR	18,972	339,955
	Rayence Co. Ltd.	20,208	164,642
*††	Redrover Co. Ltd.	111,853	29,543
*	Remed Co. Ltd.	6,064	67,229
#	Reyon Pharmaceutical Co. Ltd.	28,614	579,616
#	RFHIC Corp.	71,961	1,270,147
*	RFTech Co. Ltd.	114,269	476,214
	RN2 Technologies Co. Ltd.	4,601	28,115
*	Robostar Co. Ltd.	29,213	444,008
*	Robotis Co. Ltd.	11,904	197,547
	Rorze Systems Corp.	12,806	61,586
#	Rsupport Co. Ltd.	59,819	252,630
	S Net Systems, Inc.	47,161	211,312
	S&S Tech Corp.	63,053	1,022,181
*	S.Y. Co. Ltd.	134,827	369,200
	Sajo Industries Co. Ltd.	9,398	315,948
	Sajodaerim Corp.	2,580	49,699
*	Sajodongaone Co. Ltd.	29,518	32,464

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Sam Chun Dang Pharm Co. Ltd.	36,463	$984,692
#*	SAM KANG M&T Co. Ltd.	101,098	1,805,850
	Sam Young Electronics Co. Ltd.	45,179	376,969
#	Sam Yung Trading Co. Ltd.	77,884	819,200
	Sambo Corrugated Board Co. Ltd.	7,239	55,732
	Sambo Motors Co. Ltd.	36,982	126,781
*	Sambu Engineering & Construction Co. Ltd.	297,390	462,765
	Samchully Co. Ltd.	7,387	1,051,724
	Samchuly Bicycle Co. Ltd.	28,098	166,381
#	Samho Development Co. Ltd.	64,421	200,453
	SAMHWA Paints Industrial Co. Ltd.	42,263	229,163
	Samick Musical Instruments Co. Ltd.	219,742	270,192
#	Samick THK Co. Ltd.	33,011	341,455
	Samil Pharmaceutical Co. Ltd.	41,660	261,441
	Samji Electronics Co. Ltd.	37,339	302,638
	Samjin LND Co. Ltd.	98,862	261,299
	Samjin Pharmaceutical Co. Ltd.	37,472	711,783
	Samkee Corp.	67,094	176,661
	Sammok S-Form Co. Ltd.	19,532	298,040
#	SAMPYO Cement Co. Ltd.	125,588	412,395
	Samsung Climate Control Co. Ltd.	1,221	9,751
*	Samsung Pharmaceutical Co. Ltd.	239,978	640,872
	Samsung Publishing Co. Ltd.	17,275	352,729
	SAMT Co. Ltd.	211,277	613,974
	Samwha Capacitor Co. Ltd.	30,739	1,017,376
	Samwha Electric Co. Ltd.	16,687	243,627
	Samyang Corp.	13,067	425,360
	Samyang Foods Co. Ltd.	14,950	1,186,865
	Samyang Holdings Corp.	14,461	837,517
	Samyang Packaging Corp.	3,554	53,065
	Samyang Tongsang Co. Ltd.	5,256	217,339
*	Samyoung Chemical Co. Ltd.	36,545	85,275
	Sang-A Frontec Co. Ltd.	37,243	912,560
*	Sangbo Corp.	112,085	134,535
#	Sangsangin Co. Ltd.	132,825	929,779
	Sangsin Energy Display Precision Co. Ltd.	41,631	575,306
	SaraminHR Co. Ltd.	26,768	703,426
	Satrec Initiative Co. Ltd.	22,788	622,356
	SAVEZONE I&C Corp.	77,907	178,107
*	SBI Investment Korea Co. Ltd.	369,126	418,036
*	SBW	962,183	413,652
*	SC Engineering Co. Ltd.	8,000	13,213
	SCI Information Service, Inc.	18,181	40,140
*	S-Connect Co. Ltd.	208,292	192,877
#*	SDN Co. Ltd.	224,182	465,295
	Seah Besteel Holdings Corp.	51,280	614,809
	SeAH Holdings Corp.	3,283	245,285
	SeAH Steel Corp.	3,893	473,404
	SeAH Steel Holdings Corp.	6,517	776,715
	Sebang Co. Ltd.	47,246	427,989
	Sebang Global Battery Co. Ltd.	23,610	982,888
	Secuve Co. Ltd.	177,352	153,070
	Segyung Hitech Co. Ltd.	5,861	93,841
	Sejin Heavy Industries Co. Ltd.	46,649	232,368
	Sejong Industrial Co. Ltd.	53,849	252,127
	Sejong Telecom, Inc.	758,673	479,829
*	Sekonix Co. Ltd.	47,555	292,970
*	Selvas AI, Inc.	61,638	341,118
	Sempio Foods Co.	9,478	270,845

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Semyung Electric Machinery Co. Ltd.	4,996	$14,781
*	S-Energy Co. Ltd.	39,281	133,889
	Seobu T&D	131,892	812,360
	Seohan Co. Ltd.	290,737	311,851
#	Seojin System Co. Ltd.	53,856	665,347
	Seoul Auction Co. Ltd.	41,464	637,690
	Seoul City Gas Co. Ltd.	1,738	321,517
*	Seoul Food Industrial Co. Ltd.	1,520,855	296,589
	Seoul Semiconductor Co. Ltd.	170,329	1,487,089
#	Seoul Viosys Co. Ltd.	27,029	161,254
#	Seoulin Bioscience Co. Ltd.	29,361	333,533
#	Seowon Co. Ltd.	106,245	123,040
	SEOWONINTECH Co. Ltd.	25,715	114,672
#	Seoyon Co. Ltd.	56,279	304,670
	Seoyon E-Hwa Co. Ltd.	37,029	254,450
	Sewha P&C, Inc.	69,084	74,403
*	Sewon E&C Co. Ltd.	518,090	355,886
††	Sewon Precision Industry Co. Ltd.	25,563	29,848
	Sewoon Medical Co. Ltd.	90,686	244,705
	SFA Engineering Corp.	69,338	2,261,832
#*	SFA Semicon Co. Ltd.	282,264	1,194,327
	S-Fuelcell Co. Ltd.	8,387	146,108
*	SG Corp.	525,085	238,745
	SGC e Tec E&C Co. Ltd.	6,274	218,717
	SGC Energy Co. Ltd.	7,925	213,383
	SH Energy & Chemical Co. Ltd.	396,837	317,342
	Shin Heung Energy & Electronics Co. Ltd.	8,995	379,867
#*	Shin Poong Pharmaceutical Co. Ltd.	86,375	1,891,700
	Shindaeyang Paper Co. Ltd.	7,142	487,375
	Shinil Electronics Co. Ltd.	281,602	446,275
	Shinsegae Engineering & Construction Co. Ltd.	10,390	209,024
	Shinsegae Food Co. Ltd.	5,515	255,134
#	Shinsegae International, Inc.	43,626	1,033,617
	Shinsung Delta Tech Co. Ltd.	44,703	398,083
*	Shinsung E&G Co. Ltd.	610,324	974,484
*	Shinsung Tongsang Co. Ltd.	132,710	316,807
*	Shinwha Intertek Corp.	107,691	410,419
*	Shinwon Construction Co. Ltd.	2,502	14,313
	Shinwon Corp.	193,213	255,204
	Shinyoung Securities Co. Ltd.	17,134	737,914
*	Showbox Corp.	131,610	535,515
*	Signetics Corp.	215,282	296,759
#	SIGONG TECH Co. Ltd.	35,400	150,388
#	Silla Co. Ltd.	28,011	230,811
#	Simmtech Co. Ltd.	66,827	2,093,704
	SIMPAC, Inc.	57,925	289,667
	Sindoh Co. Ltd.	18,787	458,537
	Sinil Pharm Co. Ltd.	3,891	29,226
*	SinSin Pharmaceutical Co. Ltd.	32,598	135,926
	SJ Group Co. Ltd.	8,579	144,635
	SK D&D Co. Ltd.	37,022	735,127
	SK Discovery Co. Ltd.	43,232	1,199,316
	SK Gas Ltd.	8,403	729,253
	SK Networks Co. Ltd.	523,534	1,752,957
*	SK Rent A Car Co. Ltd.	13,962	91,483
	SK Securities Co. Ltd.	1,445,309	848,265
#	SL Corp.	62,074	1,501,286
*	SM Culture & Contents Co. Ltd.	211,274	582,665
#	SM Entertainment Co. Ltd.	73,771	3,940,586

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SM Life Design Group Co. Ltd.	104,568	$187,662
*††	S-MAC Co. Ltd.	189,827	370,967
	SMCore, Inc.	57,045	305,484
*	SMEC Co. Ltd.	74,906	144,746
	SNT Dynamics Co. Ltd.	45,968	296,911
	SNT Energy Co. Ltd.	1	13
	SNT Holdings Co. Ltd.	27,174	328,792
#	SNT Motiv Co. Ltd.	32,603	1,105,838
*	SNU Precision Co. Ltd.	93,080	219,305
*	Solborn, Inc.	54,990	178,279
*	Solid, Inc.	235,744	959,636
*	SOLUM Co. Ltd.	4,822	79,796
	Songwon Industrial Co. Ltd.	50,995	744,693
*	Sonid, Inc.	22,142	60,870
*	Sonokong Co. Ltd.	72,452	125,204
	Soosan Heavy Industries Co. Ltd.	50,388	120,181
	Soulbrain Co. Ltd.	11,324	2,036,690
	Soulbrain Holdings Co. Ltd.	19,846	324,678
	SPC Samlip Co. Ltd.	9,303	566,951
	Speco Co. Ltd.	10,580	50,099
#	SPG Co. Ltd.	47,728	542,611
#	Spigen Korea Co. Ltd.	14,134	414,910
*††	Ssangyong Motor Co.	208,506	83,360
	ST Pharm Co. Ltd.	33,206	2,315,540
	STIC Investments, Inc.	131,059	821,068
*	Straffic Co. Ltd.	55,240	176,751
*	STX Heavy Industries Co. Ltd.	5,234	17,137
	Suheung Co. Ltd.	22,312	623,800
	Sun Kwang Co. Ltd.	16,326	1,183,928
	Sung Bo Chemicals Co. Ltd.	29,341	82,216
	Sung Kwang Bend Co. Ltd.	68,556	589,380
*	Sungchang Enterprise Holdings Ltd.	214,939	349,283
	Sungdo Engineering & Construction Co. Ltd.	38,063	163,916
#	Sungshin Cement Co. Ltd.	59,213	445,964
#	Sungwoo Hitech Co. Ltd.	196,682	814,209
#	Sunjin Co. Ltd.	54,492	453,862
*	Sunny Electronics Corp.	114,566	250,207
*	Suprema, Inc.	19,643	360,577
	SV Investment Corp.	106,865	243,101
*	Synergy Innovation Co. Ltd.	105,399	331,414
*	Synopex, Inc.	276,606	720,403
	Systems Technology, Inc.	47,722	620,646
	T&L Co. Ltd.	1,379	37,916
	Tae Kyung Industrial Co. Ltd.	44,125	214,892
#	Taekwang Industrial Co. Ltd.	1,200	832,110
	Taekyung BK Co. Ltd.	21,499	71,824
*††	Taewoong Co. Ltd.	56,071	448,515
#	Taeyoung Engineering & Construction Co. Ltd.	85,762	453,378
*	Taihan Fiberoptics Co. Ltd.	240,155	472,721
*	Taihan Textile Co. Ltd.	2,843	107,235
	Tailim Packaging Co. Ltd.	63,432	166,175
	TCC Steel	7,703	83,362
	TechWing, Inc.	55,153	743,336
*	Tego Science, Inc.	8,956	142,702
*	Telcon RF Pharmaceutical, Inc.	277,957	315,146
	Telechips, Inc.	41,190	488,575
*	TERA SCIENCE Co. Ltd.	67,353	90,353
	TES Co. Ltd.	60,845	983,581
#*	Theragen Etex Co. Ltd.	125,206	437,898

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Thinkware Systems Corp.	26,213	$307,850
#*	TK Chemical Corp.	47,613	156,143
	TK Corp.	63,239	636,898
*	Tkg Aikang Co. Ltd.	126,662	174,556
#	TKG Huchems Co. Ltd.	72,732	1,127,495
	Tokai Carbon Korea Co. Ltd.	20,029	1,980,190
	Tongyang Life Insurance Co. Ltd.	175,065	729,200
	Tongyang, Inc.	548,179	506,011
*	Top Engineering Co. Ltd.	52,518	254,963
#*	Toptec Co. Ltd.	90,311	514,385
	Tovis Co. Ltd.	56,715	398,128
	TS Corp.	140,490	333,337
*	TS Nexgen Co. Ltd.	214,635	194,852
*	Tuksu Construction Co. Ltd.	31,513	217,326
*	TY Holdings Co. Ltd.	100,989	1,436,484
	TYM Corp.	469,563	1,000,367
	UBCare Co. Ltd.	91,237	431,257
#	Ubiquoss Holdings, Inc.	32,753	407,777
	Ubiquoss, Inc.	26,517	343,949
	Uju Electronics Co. Ltd.	27,100	458,538
	Uni-Chem Co. Ltd.	207,798	190,111
*	Unick Corp.	53,999	283,400
	Unid Co. Ltd.	20,558	1,526,424
	Union Materials Corp.	28,259	56,165
	Union Semiconductor Equipment & Materials Co. Ltd.	97,536	577,238
	Uniquest Corp.	58,434	422,165
*	Unison Co. Ltd.	201,666	392,165
*	Unitekno Co. Ltd.	26,418	118,210
#*	UniTest, Inc.	64,597	953,931
	UTI, Inc.	22,312	431,585
	V One Tech Co. Ltd.	2,367	14,008
	Value Added Technology Co. Ltd.	30,227	771,417
*	Very Good Tour Co. Ltd.	14,277	106,127
	Viatron Technologies, Inc.	44,382	315,413
	VICTEK Co. Ltd.	91,039	409,651
#*	Vidente Co. Ltd.	57,951	529,496
	Vieworks Co. Ltd.	30,239	956,721
*	Vina Tech Co. Ltd.	9,178	308,350
	Visang Education, Inc.	24,537	123,511
	Vitzro Tech Co. Ltd.	13,726	76,164
	Vitzrocell Co. Ltd.	56,346	512,208
*	Vivien Corp.	26,732	37,124
*	Vivozon Healthcare, Inc.	147,360	111,961
*	VT GMP Co. Ltd.	42,957	179,674
	Webcash Corp.	13,826	177,140
*	Webzen, Inc.	56,800	856,254
	Welcron Co. Ltd.	109,997	308,927
*	Wellbiotec Co. Ltd.	83,534	117,447
*	Wemade Play Co. Ltd.	21,764	377,287
	Whanin Pharmaceutical Co. Ltd.	46,587	615,460
*	WI Co. Ltd.	76,696	59,087
	Wiable Corp.	40,560	84,842
*	WillBes & Co.	222,704	169,288
#	Winix, Inc.	34,410	327,607
*	Winpac, Inc.	16,190	18,056
	Wins Co. Ltd.	26,610	297,481
	WiSoL Co. Ltd.	74,628	513,727
*	WIZIT Co. Ltd.	375,700	310,471
*	WONIK CUBE Corp.	58,473	120,842

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Wonik Holdings Co. Ltd.	180,323	$562,236
#	WONIK IPS Co. Ltd.	71,589	1,745,083
#	Wonik Materials Co. Ltd.	27,417	673,378
*	Wonik Pne Co. Ltd.	42,476	693,236
#	Wonik QnC Corp.	62,589	1,238,332
	Woojin Plaimm Co. Ltd.	3,881	11,089
	Woojin, Inc.	5,687	57,103
*	Woongjin Co. Ltd.	9,674	11,306
	Woongjin Thinkbig Co. Ltd.	16,926	33,230
*	Wooree Bio Co. Ltd.	12,108	35,849
	Woori Investment Bank Co. Ltd.	1,558,405	1,097,196
#*	Woori Technology, Inc.	601,518	976,064
*††	Wooriro Co. Ltd.	16,683	19,906
	Woorison F&G Co. Ltd.	163,424	241,183
	Woory Industrial Co. Ltd.	24,738	296,432
*	Woosu AMS Co. Ltd.	106,413	326,684
#	WooSung Co. Ltd.	6,452	122,774
*	Woowon Development Co. Ltd.	34,932	114,558
	Worldex Industry & Trading Co. Ltd.	49,210	766,229
	Y G-1 Co. Ltd.	61,821	339,667
#*	Y2 Solution Co. Ltd.	44,488	22,225
	YAS Co. Ltd.	1,670	12,411
	YBM NET, Inc.	4,374	16,124
*	Y-entec Co. Ltd.	25,880	207,815
*	Yeong Hwa Metal Co. Ltd.	16,286	14,555
*	Yest Co. Ltd.	54,484	365,056
#	YG Entertainment, Inc.	42,279	1,799,459
*	YG PLUS	63,361	307,590
*	YIK Corp.	98,562	330,603
*	YJM Games Co. Ltd.	191,657	315,393
	YMC Co. Ltd.	54,027	257,277
	YMT Co. Ltd.	19,799	233,880
	Yonwoo Co. Ltd.	12,390	167,136
	Yoosung Enterprise Co. Ltd.	80,477	182,799
	Youlchon Chemical Co. Ltd.	35,492	641,095
#	Young Poong Corp.	795	336,043
	Young Poong Precision Corp.	41,022	274,827
	Youngone Corp.	34,250	1,065,812
	Youngone Holdings Co. Ltd.	22,452	830,151
*	YoungWoo DSP Co. Ltd.	106,886	126,108
	YTN Co. Ltd.	73,837	204,810
	Yuanta Securities Korea Co. Ltd.	340,341	757,516
	YuHwa Securities Co. Ltd.	96,255	182,680
	Yujin Robot Co. Ltd.	9,092	36,688
*	Yungjin Pharmaceutical Co. Ltd.	210,187	578,566
	Yuyu Pharma, Inc.	8,551	44,981
	Zeus Co. Ltd.	28,507	570,940
	Zinus, Inc.	26,920	984,296
TOTAL SOUTH KOREA			539,712,785
TAIWAN — (17.1%)
	104 Corp.	1,000	6,287
#	ABC Taiwan Electronics Corp.	300,977	225,176
	Abico Avy Co. Ltd.	455,841	318,940
#	Ability Enterprise Co. Ltd.	926,293	777,093
#*	Ability Opto-Electronics Technology Co. Ltd.	262,776	696,397
	Abnova Corp.	34,000	42,143
#	AcBel Polytech, Inc.	1,476,599	1,588,358
#	ACES Electronic Co. Ltd.	420,822	552,108

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Acon Holding, Inc.	801,000	$316,416
#	Acter Group Corp. Ltd.	184,490	1,177,839
	Action Electronics Co. Ltd.	729,000	313,912
#	ADATA Technology Co. Ltd.	908,879	1,778,890
#	Addcn Technology Co. Ltd.	111,564	742,195
#	Advanced Ceramic X Corp.	166,000	1,037,111
#	Advanced International Multitech Co. Ltd.	441,000	1,211,347
#*	Advanced Optoelectronic Technology, Inc.	457,000	308,007
#	Advanced Power Electronics Corp.	138,000	515,344
#	Advanced Wireless Semiconductor Co.	229,000	553,068
#	Advancetek Enterprise Co. Ltd.	1,200,519	909,075
	AEON Motor Co. Ltd.	33,359	50,695
	Aerospace Industrial Development Corp.	2,123,000	2,545,692
#	AGV Products Corp.	1,543,433	563,987
	Airmate Cayman International Co. Ltd.	38,719	23,254
#	Alchip Technologies Ltd.	171,000	4,063,798
#	Alexander Marine Co. Ltd.	46,000	309,418
#*	ALI Corp.	686,775	568,336
#	All Ring Tech Co. Ltd.	100,000	256,834
#	Allied Circuit Co. Ltd.	113,000	410,464
	Allied Supreme Corp.	46,000	407,832
#	Allis Electric Co. Ltd.	640,367	733,253
#	Alltek Technology Corp.	554,423	647,822
#	Alltop Technology Co. Ltd.	92,774	470,424
#	Alpha Networks, Inc.	1,453,158	1,523,209
	Altek Corp.	971,945	1,227,792
#	Amazing Microelectronic Corp.	332,085	1,305,333
*	Ambassador Hotel	1,135,000	1,248,842
#	AMICCOM Electronics Corp.	25,000	28,235
	AMPACS Corp.	12,000	14,609
#	Ampire Co. Ltd.	348,000	306,057
#	AMPOC Far-East Co. Ltd.	346,444	497,444
#	AmTRAN Technology Co. Ltd.	2,840,463	1,158,695
	Amulaire Thermal Technology, Inc.	20,000	21,775
#	Anderson Industrial Corp.	290,416	90,991
#	Anpec Electronics Corp.	224,007	943,695
#	AP Memory Technology Corp.	203,000	1,376,972
#	Apac Opto Electronics, Inc.	147,000	166,617
#	Apacer Technology, Inc.	345,325	459,049
#	APAQ Technology Co. Ltd.	202,120	272,674
#	APCB, Inc.	485,000	282,983
	Apex Biotechnology Corp.	338,483	315,992
	Apex International Co. Ltd.	556,470	1,142,134
	Apex Science & Engineering	623,132	216,590
	Apogee Optocom Co. Ltd.	47,000	96,368
#	Arcadyan Technology Corp.	533,055	2,221,948
	Ardentec Corp.	1,505,274	2,077,060
#	Argosy Research, Inc.	233,396	576,615
#	Asia Electronic Material Co. Ltd.	331,000	190,053
#	Asia Optical Co., Inc.	879,000	1,850,679
*	Asia Pacific Telecom Co. Ltd.	6,978,999	1,603,581
*	Asia Plastic Recycling Holding Ltd.	853,182	174,604
#	Asia Polymer Corp.	1,420,996	1,235,111
#	Asia Tech Image, Inc.	211,000	368,708
#	Asia Vital Components Co. Ltd.	1,042,058	4,133,344
#	ASIX Electronics Corp.	58,000	257,429
	ASolid Technology Co. Ltd.	27,000	76,592
#	ASROCK, Inc.	176,000	593,302
	ATE Energy International Co. Ltd.	10,274	9,639

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Aten International Co. Ltd.	350,479	$870,774
#	Audix Corp.	279,600	443,842
	AURAS Technology Co. Ltd.	229,148	1,358,486
#	Aurona Industries, Inc.	246,000	150,408
	Aurora Corp.	262,349	749,697
#	Avalue Technology, Inc.	190,000	414,969
	Aver Information, Inc.	31,000	44,667
	Awea Mechantronic Co. Ltd.	132,210	136,500
#	Axiomtek Co. Ltd.	223,000	450,461
#*	Azurewave Technologies, Inc.	345,000	220,053
	Bafang Yunji International Co. Ltd.	70,000	346,990
	Bank of Kaohsiung Co. Ltd.	2,515,334	1,120,494
#	Baolong International Co. Ltd.	295,000	176,940
	Basso Industry Corp.	472,900	664,740
#	BenQ Materials Corp.	650,000	680,259
	BES Engineering Corp.	5,374,750	1,588,330
#	Bin Chuan Enterprise Co. Ltd.	372,070	319,993
#	Bionet Corp.	140,000	192,898
	Bionime Corp.	133,000	329,830
#	Biostar Microtech International Corp.	631,975	318,417
	Bioteque Corp.	245,308	864,452
#	Bizlink Holding, Inc.	495,492	5,344,276
	Bon Fame Co. Ltd.	49,000	102,705
#	Bora Pharmaceuticals Co. Ltd.	57,000	449,395
	Brave C&H Supply Co. Ltd.	20,000	49,970
#	Bright Led Electronics Corp.	375,520	202,454
#	Brighton-Best International Taiwan, Inc.	1,504,318	1,735,323
	Brillian Network & Automation Integrated System Co. Ltd.	17,000	58,658
#	Browave Corp.	197,000	342,938
#	C Sun Manufacturing Ltd.	530,969	785,222
*	Calin Technology Co. Ltd.	11,000	15,690
*	Cameo Communications, Inc.	745,645	220,240
#	Capital Futures Corp.	335,895	397,520
#	Capital Securities Corp.	6,210,501	2,373,757
#	Career Technology MFG. Co. Ltd.	1,770,459	1,348,353
	Carnival Industrial Corp.	415,353	140,436
#	Castles Technology Co. Ltd.	58,866	127,322
	Caswell, Inc.	17,000	51,296
	Cathay Chemical Works	30,000	24,404
	Cathay Real Estate Development Co. Ltd.	2,062,700	1,137,721
#	Cayman Engley Industrial Co. Ltd.	152,099	296,891
#	CCP Contact Probes Co. Ltd.	137,000	291,318
#	Celxpert Energy Corp.	280,000	299,526
	Center Laboratories, Inc.	1,396,049	2,734,273
#	Central Reinsurance Co. Ltd.	504,380	353,453
#	Century Iron & Steel Industrial Co. Ltd.	459,000	1,569,795
#	Chain Chon Industrial Co. Ltd.	651,484	371,030
	ChainQui Construction Development Co. Ltd.	451,080	226,036
#	Champion Building Materials Co. Ltd.	903,851	288,651
	Champion Microelectronic Corp.	51,000	84,155
	Chang Wah Electromaterials, Inc.	1,362,350	1,514,435
#	Chang Wah Technology Co. Ltd.	494,170	1,282,815
#	Channel Well Technology Co. Ltd.	680,000	751,129
	Charoen Pokphand Enterprise	634,985	1,666,996
	CHC Healthcare Group	402,000	491,835
	CHC Resources Corp.	346,282	539,765
#	Chen Full International Co. Ltd.	342,000	419,947
#	Chenbro Micom Co. Ltd.	229,000	531,467
#	Cheng Loong Corp.	2,785,383	2,523,818

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Cheng Mei Materials Technology Corp.	2,509,900	$784,299
	Cheng Uei Precision Industry Co. Ltd.	1,357,331	1,477,885
#	Chenming Electronic Technology Corp.	287,437	136,868
#	Chia Chang Co. Ltd.	378,000	491,891
#	Chia Hsin Cement Corp.	1,726,121	1,054,761
	Chian Hsing Forging Industrial Co. Ltd.	138,000	157,162
	Chicony Electronics Co. Ltd.	143,000	379,222
#	Chicony Power Technology Co. Ltd.	496,454	1,212,962
	Chief Telecom, Inc.	6,000	60,214
#	Chieftek Precision Co. Ltd.	226,225	561,935
	Chien Kuo Construction Co. Ltd.	658,249	300,783
	Chien Shing Harbour Service Co. Ltd.	16,000	18,360
	Chime Ball Technology Co. Ltd.	106,840	127,780
	China Bills Finance Corp.	2,733,000	1,466,097
	China Chemical & Pharmaceutical Co. Ltd.	904,000	641,824
#	China Ecotek Corp.	145,000	197,712
#	China Electric Manufacturing Corp.	864,959	554,627
	China Fineblanking Technology Co. Ltd.	159,242	202,304
#	China General Plastics Corp.	1,524,461	1,285,566
#	China Glaze Co. Ltd.	310,002	123,882
	China Man-Made Fiber Corp.	4,721,390	1,227,580
	China Metal Products	1,069,603	1,051,895
	China Motor Corp.	820,600	1,391,177
#	China Petrochemical Development Corp.	14,056,553	4,812,172
	China Steel Chemical Corp.	591,554	2,311,628
#	China Steel Structure Co. Ltd.	282,000	495,452
#	China Wire & Cable Co. Ltd.	276,160	253,757
#	Chinese Maritime Transport Ltd.	316,594	432,558
#	Ching Feng Home Fashions Co. Ltd.	544,409	336,264
#	Chin-Poon Industrial Co. Ltd.	1,525,207	1,455,961
#	Chipbond Technology Corp.	2,402,000	4,402,249
	ChipMOS Technologies, Inc.	2,008,076	2,385,208
	Chlitina Holding Ltd.	186,000	1,148,663
	Chong Hong Construction Co. Ltd.	686,665	1,664,268
#	Chun YU Works & Co. Ltd.	501,000	395,775
	Chun Yuan Steel Industry Co. Ltd.	1,806,529	951,780
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,402,375	2,737,818
#	Chung Hung Steel Corp.	2,332,979	1,976,235
	Chung Hwa Food Industrial Co. Ltd.	126,535	431,679
#	Chung Hwa Pulp Corp.	1,434,405	814,411
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	278,060
	Chunghwa Precision Test Tech Co. Ltd.	56,000	855,522
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	397,000	185,805
	Cleanaway Co. Ltd.	294,000	1,712,874
	Clevo Co.	1,624,200	1,719,137
#	CMC Magnetics Corp.	4,206,498	1,058,443
#	C-Media Electronics, Inc.	48,000	97,551
#	CoAsia Electronics Corp.	441,378	193,268
	Collins Co. Ltd.	445,431	297,784
#	Compeq Manufacturing Co. Ltd.	1,096,000	1,796,251
#	Compucase Enterprise	278,000	274,839
#	Concord Securities Co. Ltd.	1,728,796	564,052
	Concraft Holding Co. Ltd.	94,841	54,519
#	Continental Holdings Corp.	1,448,320	1,414,252
	Contrel Technology Co. Ltd.	513,000	266,101
#	Coremax Corp.	258,065	1,058,210
#	Coretronic Corp.	1,303,200	2,348,063
#	Co-Tech Development Corp.	795,533	1,128,450
	Cowealth Medical Holding Co. Ltd.	175,972	151,752

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Coxon Precise Industrial Co. Ltd.	116,000	$49,539
#*	CSBC Corp. Taiwan	1,758,677	1,058,643
	CTCI Corp.	2,093,000	3,110,505
#*	C-Tech United Corp.	191,878	108,846
#	Cub Elecparts, Inc.	159,297	755,320
#	CviLux Corp.	266,040	321,485
	CX Technology Co. Ltd.	21,000	20,774
	Cyberlink Corp.	199,697	600,429
#	CyberPower Systems, Inc.	242,000	581,145
#	CyberTAN Technology, Inc.	1,337,779	1,366,854
#	Cypress Technology Co. Ltd.	169,489	348,128
	Cystech Electronics Corp.	15,000	39,801
#	DA CIN Construction Co. Ltd.	1,101,711	1,105,362
	Dadi Early-Childhood Education Group Ltd.	21,357	83,387
	Dafeng TV Ltd.	304,870	491,957
#	Da-Li Development Co. Ltd.	1,413,747	1,299,382
*	Danen Technology Corp.	279,421	116,240
	Darfon Electronics Corp.	823,550	1,106,876
#*	Darwin Precisions Corp.	1,583,635	539,867
#	Davicom Semiconductor, Inc.	44,888	40,914
#	Daxin Materials Corp.	229,200	546,491
#	De Licacy Industrial Co. Ltd.	1,155,511	546,032
#	Depo Auto Parts Ind Co. Ltd.	377,000	916,906
*††	Der Pao Construction Co. Ltd.	476,000	0
#	Dimerco Data System Corp.	210,097	485,182
#	Dimerco Express Corp.	451,880	1,128,912
#	D-Link Corp.	2,097,855	1,212,183
	Donpon Precision, Inc.	104,000	75,358
	Dr Wu Skincare Co. Ltd.	50,000	137,735
#	Draytek Corp.	247,000	251,837
#	Dyaco International, Inc.	142,813	183,622
	DYNACOLOR, Inc.	94,000	108,364
	Dynamic Electronics Co. Ltd.	992,707	694,767
	Dynapack International Technology Corp.	492,000	1,212,198
#	E & R Engineering Corp.	56,000	126,252
	Eastern Media International Corp.	1,222,235	1,085,343
#	ECOVE Environment Corp.	113,000	918,718
#	Edimax Technology Co. Ltd.	624,108	279,185
	Edison Opto Corp.	363,000	200,662
#	Edom Technology Co. Ltd.	732,964	723,876
#	eGalax_eMPIA Technology, Inc.	199,777	413,980
#	Egis Technology, Inc.	243,000	657,745
	Elan Microelectronics Corp.	1,014,400	3,694,468
#*	E-Lead Electronic Co. Ltd.	193,000	495,224
	E-Lead Electronic Co. Ltd.	4,874	2,621
#	E-LIFE MALL Corp.	295,000	801,104
	Elite Advanced Laser Corp.	531,226	747,318
	Elite Semiconductor Microelectronics Technology, Inc.	958,200	2,638,618
	Elitegroup Computer Systems Co. Ltd.	1,259,254	931,572
#	Emerging Display Technologies Corp.	499,000	363,543
#	Ennoconn Corp.	251,938	1,822,861
	Ennostar, Inc.	2,037,462	3,389,640
	EnTie Commercial Bank Co. Ltd.	2,292,603	1,095,903
	Episil Technologies, Inc.	211,000	726,009
#	Episil-Precision, Inc.	223,000	631,461
#	Eris Technology Corp.	38,000	278,135
*	Eslite Spectrum Corp.	8,000	11,804
#	Eson Precision Ind Co. Ltd.	331,000	781,358
#	Eternal Materials Co. Ltd.	3,259,985	3,505,917

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Etron Technology, Inc.	601,000	$1,038,631
	Eurocharm Holdings Co. Ltd.	112,000	575,623
*	Everest Textile Co. Ltd.	1,642,762	398,170
	Evergreen International Storage & Transport Corp.	1,762,000	1,725,065
#	Evergreen Steel Corp.	153,000	324,022
#	Everlight Chemical Industrial Corp.	1,844,606	1,236,571
#	Everlight Electronics Co. Ltd.	1,472,000	2,053,041
#	Everspring Industry Co. Ltd.	522,000	256,287
	Excellence Opto, Inc.	72,000	55,963
#	Excelliance Mos Corp.	77,000	382,200
#	Excelsior Medical Co. Ltd.	360,209	774,875
#	EZconn Corp.	159,800	293,181
	Far Eastern Department Stores Ltd.	3,516,000	2,227,375
	Far Eastern International Bank	7,359,256	2,784,076
#	Farglory F T Z Investment Holding Co. Ltd.	440,957	701,386
#	Farglory Land Development Co. Ltd.	878,000	1,849,635
#*	Federal Corp.	1,231,238	798,687
#	Feedback Technology Corp.	119,200	285,414
	Feng Hsin Steel Co. Ltd.	1,694,100	3,751,550
#	Firich Enterprises Co. Ltd.	181,613	190,833
#	First Hi-Tec Enterprise Co. Ltd.	256,580	346,687
	First Hotel	713,350	334,083
	First Insurance Co. Ltd.	900,179	439,730
#*	First Steamship Co. Ltd.	2,334,612	758,373
#	FIT Holding Co. Ltd.	485,456	475,079
#	Fittech Co. Ltd.	107,000	406,418
	FLEXium Interconnect, Inc.	1,239,087	3,766,240
	Flytech Technology Co. Ltd.	424,309	1,279,258
#	FOCI Fiber Optic Communications, Inc.	213,000	173,952
	Force Mos Technology Ltd.	26,000	53,729
	Forcecon Tech Co. Ltd.	62,000	121,104
#	Forest Water Environment Engineering Co. Ltd.	168,132	168,832
#	Formosa Advanced Technologies Co. Ltd.	589,000	725,852
#	Formosa International Hotels Corp.	223,329	1,283,785
#	Formosa Laboratories, Inc.	363,089	564,168
#	Formosa Oilseed Processing Co. Ltd.	222,567	374,505
#	Formosa Optical Technology Co. Ltd.	137,000	290,087
	Formosa Taffeta Co. Ltd.	1,007,000	872,854
#	Formosan Rubber Group, Inc.	869,952	604,092
#	Formosan Union Chemical	1,170,733	951,277
#	Fortune Electric Co. Ltd.	218,078	271,762
#	Founding Construction & Development Co. Ltd.	663,623	385,410
#	Foxsemicon Integrated Technology, Inc.	248,027	1,638,829
	Franbo Lines Corp.	40,000	28,467
#	Froch Enterprise Co. Ltd.	581,189	433,164
#	FSP Technology, Inc.	560,427	679,701
#	Fulgent Sun International Holding Co. Ltd.	471,748	2,689,652
#	Fullerton Technology Co. Ltd.	391,600	229,244
#*	Fulltech Fiber Glass Corp.	1,356,313	580,476
#	Fusheng Precision Co. Ltd.	87,000	536,261
#	Fwusow Industry Co. Ltd.	821,138	564,843
	G Shank Enterprise Co. Ltd.	631,281	1,006,631
#	Gallant Precision Machining Co. Ltd.	111,000	93,482
#	Gamania Digital Entertainment Co. Ltd.	445,000	882,598
#*	GCS Holdings, Inc.	299,000	409,713
#	GEM Services, Inc.	213,570	540,929
*	GEM Terminal Industrial Co. Ltd.	16,000	9,116
#	Gemtek Technology Corp.	1,413,219	1,436,186
	General Interface Solution Holding Ltd.	910,000	2,383,284

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	General Plastic Industrial Co. Ltd.	275,357	$270,488
#	Generalplus Technology, Inc.	195,000	399,827
	GeneReach Biotechnology Corp.	18,000	47,921
#	Genesys Logic, Inc.	290,000	1,167,321
	Genius Electronic Optical Co. Ltd.	219,917	2,921,246
#	Genmont Biotech, Inc.	220,000	194,748
	Genovate Biotechnology Co. Ltd.	15,000	13,362
#	GeoVision, Inc.	282,096	279,081
	Getac Holdings Corp.	1,537,360	2,422,716
#	GFC Ltd.	229,600	543,871
#*	Giantplus Technology Co. Ltd.	1,008,900	369,410
	Gigasolar Materials Corp.	53,880	268,137
*	Gigastorage Corp.	22,965	16,988
#	Global Brands Manufacture Ltd.	957,730	952,199
	Global Lighting Technologies, Inc.	284,000	528,076
	Global Mixed Mode Technology, Inc.	242,000	1,197,052
#	Global PMX Co. Ltd.	179,000	1,038,082
	Globe Union Industrial Corp.	889,914	360,069
	Gloria Material Technology Corp.	1,515,547	1,580,881
*	Glotech Industrial Corp.	227,000	93,317
#*	GlycoNex, Inc.	298,000	293,885
#	Gold Circuit Electronics Ltd.	1,431,227	3,913,872
#	Goldsun Building Materials Co. Ltd.	3,373,587	2,793,986
	Good Will Instrument Co. Ltd.	238,869	206,813
#	Gourmet Master Co. Ltd.	350,000	1,238,789
#	Grand Fortune Securities Co. Ltd.	854,691	428,303
#	Grand Ocean Retail Group Ltd.	304,000	152,438
#	Grand Pacific Petrochemical	3,359,000	2,232,086
#	Grand Process Technology Corp.	81,000	622,618
#	GrandTech CG Systems, Inc.	192,750	341,591
	Grape King Bio Ltd.	425,000	1,881,629
#	Great China Metal Industry	605,000	510,409
	Great Taipei Gas Co. Ltd.	1,444,000	1,597,173
#	Great Tree Pharmacy Co. Ltd.	77,205	821,340
	Great Wall Enterprise Co. Ltd.	2,291,430	3,749,378
	Greatek Electronics, Inc.	1,109,000	2,298,063
*††	Green Energy Technology, Inc.	1,570,850	0
#	Green World FinTech Service Co. Ltd.	14,700	199,073
#	GTM Holdings Corp.	431,150	351,774
#	Hai Kwang Enterprise Corp.	94,000	64,295
#	Hannstar Board Corp.	1,433,954	1,556,255
#	HannStar Display Corp.	3,639,505	1,193,952
#	HannsTouch Solution, Inc.	2,071,782	650,693
	Hanpin Electron Co. Ltd.	248,000	234,330
#	Harvatek Corp.	562,949	363,753
	Heran Co. Ltd.	6,000	21,279
	Hey Song Corp.	1,478,750	1,661,601
	Hi-Clearance, Inc.	95,964	497,238
#	Highlight Tech Corp.	321,281	524,406
	Highwealth Construction Corp.	292,000	443,030
	HIM International Music, Inc.	60,710	146,625
#	Hiroca Holdings Ltd.	234,448	441,652
#	Hitron Technology, Inc.	472,557	469,855
	Hiyes International Co. Ltd.	7,000	21,651
#	Ho Tung Chemical Corp.	3,178,684	994,889
#	Hocheng Corp.	1,038,700	396,961
	Hold-Key Electric Wire & Cable Co. Ltd.	164,726	67,858
#	Holiday Entertainment Co. Ltd.	275,800	505,176
#	Holtek Semiconductor, Inc.	682,000	1,842,077

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Holy Stone Enterprise Co. Ltd.	522,910	$1,599,677
	Hong Pu Real Estate Development Co. Ltd.	756,185	542,720
#	Hong TAI Electric Industrial	887,000	510,970
	Hong YI Fiber Industry Co.	440,652	274,318
#	Horizon Securities Co. Ltd.	1,136,320	426,527
#	Hota Industrial Manufacturing Co. Ltd.	769,299	2,103,539
	Hotai Finance Co. Ltd.	322,000	1,111,473
*	Hotron Precision Electronic Industrial Co. Ltd.	43,994	62,294
#	Hsin Kuang Steel Co. Ltd.	251,000	297,113
#	Hsin Yung Chien Co. Ltd.	157,255	542,193
	Hsing TA Cement Co.	488,162	324,350
#*	HTC Corp.	1,916,000	4,205,677
#	Hu Lane Associate, Inc.	276,737	1,402,841
#	HUA ENG Wire & Cable Co. Ltd.	1,201,565	589,332
	Hua Yu Lien Development Co. Ltd.	35,000	68,595
	Huaku Development Co. Ltd.	895,816	2,684,201
	Huang Hsiang Construction Corp.	236,800	342,236
#	Hung Ching Development & Construction Co. Ltd.	598,000	499,159
	Hung Sheng Construction Ltd.	1,378,251	1,131,890
#	Huxen Corp.	119,244	194,242
#	Hwa Fong Rubber Industrial Co. Ltd.	823,812	394,401
*	Hwacom Systems, Inc.	362,000	181,322
#	Hycon Technology Corp.	68,000	190,363
#	Ibase Technology, Inc.	649,206	1,498,206
#	IBF Financial Holdings Co. Ltd.	8,113,465	3,828,756
	IC Plus Corp.	21,000	30,101
	Ichia Technologies, Inc.	981,000	473,685
#	I-Chiun Precision Industry Co. Ltd.	725,567	655,915
*	Ideal Bike Corp.	55,000	20,505
	IEI Integration Corp.	466,832	854,610
	Inergy Technology, Inc.	11,000	30,407
#	Infortrend Technology, Inc.	778,163	391,509
#	Info-Tek Corp.	236,000	508,439
#	Ingentec Corp.	47,000	196,715
#	Innodisk Corp.	275,448	1,556,327
#	Inpaq Technology Co. Ltd.	349,950	589,187
#	Insyde Software Corp.	97,000	241,456
#	Intai Technology Corp.	145,400	420,411
#*	Integrated Service Technology, Inc.	292,326	531,709
#	IntelliEPI, Inc.	97,000	226,609
#	International CSRC Investment Holdings Co.	2,759,363	1,889,690
#	International Games System Co. Ltd.	190,000	2,251,944
	Iron Force Industrial Co. Ltd.	169,393	357,503
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	669,313
#	ITE Technology, Inc.	517,095	1,184,829
	ITEQ Corp.	884,040	2,105,652
*††	J Touch Corp.	11,000	0
#	Jarllytec Co. Ltd.	203,000	410,492
#	Jentech Precision Industrial Co. Ltd.	238,868	3,136,574
	Jess-Link Products Co. Ltd.	338,925	408,899
	Jia Wei Lifestyle, Inc.	16,000	36,919
#	Jih Lin Technology Co. Ltd.	213,000	593,913
	Jiin Yeeh Ding Enterprise Co. Ltd.	34,000	32,181
#	Jinan Acetate Chemical Co. Ltd.	61,985	220,982
*	Jinli Group Holdings Ltd.	258,681	82,628
#	Johnson Health Tech Co. Ltd.	240,000	449,947
#	Jourdeness Group Ltd.	137,000	319,970
#	K Laser Technology, Inc.	586,000	385,077
#	Kaimei Electronic Corp.	460,229	856,408

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Kaori Heat Treatment Co. Ltd.	304,197	$802,270
#	Kaulin Manufacturing Co. Ltd.	442,330	211,156
	Keding Enterprises Co. Ltd.	5,000	22,128
	KEE TAI Properties Co. Ltd.	1,438,473	636,199
#	Kenda Rubber Industrial Co. Ltd.	1,785,845	2,302,741
#	Kenmec Mechanical Engineering Co. Ltd.	687,000	696,711
#	Kerry TJ Logistics Co. Ltd.	732,000	990,057
#	Key Ware Electronics Co. Ltd.	302,194	101,953
	Keystone Microtech Corp.	25,000	173,804
	Kindom Development Co. Ltd.	1,317,900	1,324,201
	King Chou Marine Technology Co. Ltd.	234,920	258,928
#	King Slide Works Co. Ltd.	184,000	2,802,907
#	King Yuan Electronics Co. Ltd.	2,975,979	3,925,854
	King's Town Bank Co. Ltd.	3,027,701	3,531,010
#*	King's Town Construction Co. Ltd.	333,074	407,816
#	Kinik Co.	366,000	1,936,184
#*	Kinko Optical Co. Ltd.	541,103	562,167
#	Kinpo Electronics	4,376,157	1,892,311
#	KMC Kuei Meng International, Inc.	213,253	1,126,926
#	KNH Enterprise Co. Ltd.	589,020	322,617
	Ko Ja Cayman Co. Ltd.	13,000	18,971
#	KS Terminals, Inc.	461,482	1,300,084
	Kung Long Batteries Industrial Co. Ltd.	254,000	1,184,324
#	Kung Sing Engineering Corp.	1,616,290	373,930
#	Kuo Toong International Co. Ltd.	751,648	481,183
#	Kuo Yang Construction Co. Ltd.	729,899	473,766
#	Kwong Fong Industries Corp.	352,691	122,831
	Kwong Lung Enterprise Co. Ltd.	360,000	540,929
	KYE Systems Corp.	772,672	255,765
	L&K Engineering Co. Ltd.	635,048	649,568
#	La Kaffa International Co. Ltd.	87,701	295,393
	LAN FA Textile	805,933	246,701
	Land Mark Optoelectronics Corp.	308,300	1,600,925
#	Lanner Electronics, Inc.	351,916	803,665
#	Laser Tek Taiwan Co. Ltd.	267,504	242,703
#	Laster Tech Corp. Ltd.	83,091	89,043
	LCY Technology Corp.	49,000	44,154
	Leader Electronics, Inc.	290,000	110,763
#	Leadtrend Technology Corp.	101,653	235,323
#*	Lealea Enterprise Co. Ltd.	2,655,892	930,343
	Ledlink Optics, Inc.	141,300	108,881
#	LEE CHI Enterprises Co. Ltd.	648,000	499,694
	Lelon Electronics Corp.	317,327	605,651
#	Lemtech Holdings Co. Ltd.	108,055	386,586
*	Leofoo Development Co. Ltd.	93,278	51,525
#*	Li Cheng Enterprise Co. Ltd.	344,108	359,919
*	Li Peng Enterprise Co. Ltd.	1,735,897	474,997
#	Lian HWA Food Corp.	303,993	796,121
#	Lida Holdings Ltd.	257,400	252,059
	Lien Hwa Industrial Holdings Corp.	312,905	627,941
	Ligitek Electronics Co. Ltd.	88,000	50,011
#*	Lingsen Precision Industries Ltd.	1,273,506	724,225
	Liton Technology Corp.	89,000	93,698
#*	Long Bon International Co. Ltd.	694,274	390,842
#	Longchen Paper & Packaging Co. Ltd.	2,501,054	1,297,895
#	Longwell Co.	423,000	765,792
	Lotes Co. Ltd.	1	23
#	Lotus Pharmaceutical Co. Ltd.	334,000	1,588,477
#	Lu Hai Holding Corp.	196,102	203,317

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Lucky Cement Corp.	540,000	$195,191
#	Lumax International Corp. Ltd.	337,592	771,505
#	Lung Yen Life Service Corp.	564,000	759,104
*	LuxNet Corp.	64,501	65,010
#	M31 Technology Corp.	58,000	507,513
#	Macauto Industrial Co. Ltd.	189,000	401,101
#	Machvision, Inc.	146,398	697,697
	Macroblock, Inc.	69,000	277,403
#	MacroWell OMG Digital Entertainment Co. Ltd.	31,000	98,504
#	Makalot Industrial Co. Ltd.	696,481	3,300,485
#	Marketech International Corp.	227,000	865,698
#	Materials Analysis Technology, Inc.	179,041	717,513
#	Mayer Steel Pipe Corp.	538,567	399,586
	Maywufa Co. Ltd.	69,322	41,524
#	Mechema Chemicals International Corp.	194,000	803,681
*	Medigen Biotechnology Corp.	48,000	66,164
#*	Medigen Vaccine Biologics Corp.	363,000	2,496,962
#	Meiloon Industrial Co.	332,730	236,621
	Mercuries & Associates Holding Ltd.	1,432,165	851,203
#*	Mercuries Life Insurance Co. Ltd.	6,144,083	1,282,696
#	Merry Electronics Co. Ltd.	301,914	816,818
	Mildef Crete, Inc.	193,000	272,195
#	MIN AIK Technology Co. Ltd.	491,452	309,664
#	Mirle Automation Corp.	602,098	775,941
	Mitac Holdings Corp.	3,348,918	3,162,743
#*	Mobiletron Electronics Co. Ltd.	214,800	439,233
	MOSA Industrial Corp.	114,000	104,538
#	MPI Corp.	298,000	916,132
#	Nak Sealing Technologies Corp.	221,954	637,725
#	Namchow Holdings Co. Ltd.	581,000	877,434
#*	Nan Kang Rubber Tire Co. Ltd.	450,952	596,360
	Nan Liu Enterprise Co. Ltd.	123,000	334,077
	Nan Pao Resins Chemical Co. Ltd.	13,000	57,429
	Nan Ren Lake Leisure Amusement Co. Ltd.	576,317	232,408
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	267,480
	Nantex Industry Co. Ltd.	965,606	1,385,433
*	National Aerospace Fasteners Corp.	105,000	218,261
	National Petroleum Co. Ltd.	227,824	367,028
#	Netronix, Inc.	224,000	382,276
	New Best Wire Industrial Co. Ltd.	195,600	215,939
#	New Era Electronics Co. Ltd.	285,000	162,148
#*	Newmax Technology Co. Ltd.	148,000	150,182
#	Nexcom International Co. Ltd.	525,094	576,101
	Nichidenbo Corp.	656,417	1,052,674
#	Nidec Chaun-Choung Technology Corp.	116,000	405,108
#	Nien Hsing Textile Co. Ltd.	458,345	356,355
#	Niko Semiconductor Co. Ltd.	204,000	435,538
	Nishoku Technology, Inc.	132,400	324,723
#	Nova Technology Corp.	42,000	212,086
#	Nyquest Technology Co. Ltd.	47,000	124,921
	O-Bank Co. Ltd.	2,505,071	684,831
#	Ocean Plastics Co. Ltd.	764,200	837,516
	OK Biotech Co. Ltd.	182,527	138,899
#	Orient Europharma Co. Ltd.	139,000	159,165
	Orient Semiconductor Electronics Ltd.	1,105,599	609,357
	Oriental Union Chemical Corp.	2,107,267	1,226,622
#	O-TA Precision Industry Co. Ltd.	243,227	936,750
	Pacific Construction Co.	1,300,921	407,737
#	Pacific Hospital Supply Co. Ltd.	255,209	565,996

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Paiho Shih Holdings Corp.	458,365	$485,168
#	Pan Jit International, Inc.	1,042,486	2,288,403
#	Pan-International Industrial Corp.	1,502,747	1,782,728
#	Panion & BF Biotech, Inc.	203,449	833,051
	Paragon Technologies Co. Ltd.	231,246	149,121
#	Parpro Corp.	208,000	166,975
	PChome Online, Inc.	415,000	888,413
#	PCL Technologies, Inc.	200,810	537,639
	P-Duke Technology Co. Ltd.	219,633	548,439
	Pegavision Corp.	104,000	1,596,910
*††	Pharmally International Holding Co. Ltd.	441,605	0
*	Phihong Technology Co. Ltd.	1	1
#	Phoenix Silicon International Corp.	250,160	535,169
*	Phytohealth Corp.	123,000	78,262
#	Pixart Imaging, Inc.	528,150	1,592,879
	Planet Technology Corp.	160,000	405,624
#	Plastron Precision Co. Ltd.	523,460	224,065
	Plotech Co. Ltd.	343,800	266,816
	Polytronics Technology Corp.	262,124	580,370
#	Posiflex Technology, Inc.	70,457	316,976
#	Power Wind Health Industry, Inc.	119,314	501,852
#	Poya International Co. Ltd.	151,409	1,900,224
	President Securities Corp.	2,818,193	1,479,033
#	Primax Electronics Ltd.	1,493,000	3,494,717
#	Prince Housing & Development Corp.	3,787,644	1,463,396
#	Pro Hawk Corp.	87,000	489,783
*††	Prodisc Technology, Inc.	1,707,199	0
#	Promate Electronic Co. Ltd.	622,000	800,269
#	Prosperity Dielectrics Co. Ltd.	366,559	485,313
#	Qisda Corp.	3,609,900	3,459,547
	QST International Corp.	216,000	399,946
#	Qualipoly Chemical Corp.	308,048	372,256
#	Quang Viet Enterprise Co. Ltd.	214,000	783,437
#	Quanta Storage, Inc.	800,000	1,101,260
#	Quintain Steel Co. Ltd.	845,692	339,182
	Radiant Opto-Electronics Corp.	1,022,000	3,198,546
	Radium Life Tech Co. Ltd.	2,555,242	778,600
#	Rafael Microelectronics, Inc.	111,821	471,547
#*	RDC Semiconductor Co. Ltd.	138,000	1,624,823
	Rechi Precision Co. Ltd.	1,251,181	708,468
#	Rexon Industrial Corp. Ltd.	584,000	646,284
	Rich Development Co. Ltd.	2,360,036	693,220
	RichWave Technology Corp.	327,460	1,559,939
*	Ritek Corp.	2,638,867	655,062
*	Roo Hsing Co. Ltd.	1,926,000	187,273
#	Ruentex Engineering & Construction Co.	206,540	574,554
#	Ruentex Industries Ltd.	155,200	321,404
#	Run Long Construction Co. Ltd.	51,000	112,667
	Sampo Corp.	1,267,861	1,111,704
#	San Fang Chemical Industry Co. Ltd.	805,647	526,378
#	San Far Property Ltd.	626,510	273,172
	San Shing Fastech Corp.	445,875	812,400
	Sanitar Co. Ltd.	212,000	236,093
	Sanyang Motor Co. Ltd.	1,860,628	2,378,974
	Savior Lifetec Corp.	183,000	98,835
#	SCI Pharmtech, Inc.	193,474	534,724
#	Scientech Corp.	231,000	562,393
	ScinoPharm Taiwan Ltd.	262,000	223,802
#	SDI Corp.	476,000	1,937,019

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sea Sonic Electronics Co. Ltd.	97,000	$175,635
	Senao International Co. Ltd.	335,541	348,771
#	Senao Networks, Inc.	106,000	774,253
	Sensortek Technology Corp.	59,000	547,510
	Sercomm Corp.	818,000	2,485,410
#	Sesoda Corp.	616,803	989,589
	Shane Global Holding, Inc.	6,000	14,369
#	Shan-Loong Transportation Co. Ltd.	291,000	330,379
	Sharehope Medicine Co. Ltd.	329,117	387,090
#	Sheng Yu Steel Co. Ltd.	470,980	361,789
#	ShenMao Technology, Inc.	355,891	647,422
	Shieh Yih Machinery Industry Co. Ltd.	166,000	59,615
#	Shih Her Technologies, Inc.	173,000	323,372
	Shih Wei Navigation Co. Ltd.	797,607	846,732
#	Shihlin Electric & Engineering Corp.	1,434,000	3,048,392
	Shin Foong Specialty & Applied Materials Co. Ltd.	18,000	50,430
	Shin Hai Gas Corp.	1,245	2,172
	Shin Hsiung Natural Gas Co. Ltd.	11,000	29,225
	Shin Ruenn Development Co. Ltd.	14,000	12,282
#	Shin Zu Shing Co. Ltd.	618,943	1,676,047
	Shinih Enterprise Co. Ltd.	71,000	50,043
*	Shining Building Business Co. Ltd.	1,570,814	483,915
#	Shinkong Insurance Co. Ltd.	728,131	1,256,431
#	Shinkong Synthetic Fibers Corp.	4,386,395	2,668,254
	Shinkong Textile Co. Ltd.	788,542	1,066,432
#	Shiny Chemical Industrial Co. Ltd.	425,467	2,143,127
	ShunSin Technology Holding Ltd.	42,000	98,634
#*	Shuttle, Inc.	1,355,152	621,174
#	Sigurd Microelectronics Corp.	1,559,907	2,611,486
	Silicon Optronics, Inc.	18,000	53,190
#	Sinbon Electronics Co. Ltd.	688,813	6,397,145
	Sincere Navigation Corp.	1,154,139	919,755
#	Singatron Enterprise Co. Ltd.	55,000	39,642
	Single Well Industrial Corp.	79,224	61,966
#	Sinher Technology, Inc.	213,000	247,245
#	Sinmag Equipment Corp.	169,056	518,144
#	Sinon Corp.	1,521,510	1,781,261
#	Sinopower Semiconductor, Inc.	35,000	136,482
	Sinphar Pharmaceutical Co. Ltd.	223,938	211,761
	Sinyi Realty, Inc.	838,660	855,715
#	Sirtec International Co. Ltd.	325,600	245,944
#	Sitronix Technology Corp.	420,879	2,368,084
#	Siward Crystal Technology Co. Ltd.	530,000	660,704
	Soft-World International Corp.	262,000	648,726
#	Solar Applied Materials Technology Corp.	1,601,372	1,986,044
#	Solomon Technology Corp.	490,000	486,726
#	Solteam, Inc.	219,034	408,564
#	Sonix Technology Co. Ltd.	591,000	1,147,506
#	Southeast Cement Co. Ltd.	579,700	349,378
#	Speed Tech Corp.	394,000	722,346
#	Spirox Corp.	298,824	262,826
	Sporton International, Inc.	265,601	1,819,580
	Sports Gear Co. Ltd.	19,000	45,091
	St Shine Optical Co. Ltd.	190,000	1,666,858
#	Standard Chemical & Pharmaceutical Co. Ltd.	349,571	519,709
	Standard Foods Corp.	485,000	693,866
#	Stark Technology, Inc.	382,688	1,112,078
	Sun Race Sturmey-Archer, Inc.	7,000	9,988
#*	Sun Yad Construction Co. Ltd.	210,000	107,016

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sunjuice Holdings Co. Ltd.	16,000	$142,944
#	Sunko INK Co. Ltd.	546,400	297,130
	SunMax Biotechnology Co. Ltd.	94,000	471,219
#	Sunny Friend Environmental Technology Co. Ltd.	231,000	1,424,039
	Sunonwealth Electric Machine Industry Co. Ltd.	712,487	924,942
#	Sunplus Innovation Technology, Inc.	19,000	50,957
#	Sunplus Technology Co. Ltd.	1,808,000	1,765,890
	Sunrex Technology Corp.	298,612	385,338
#	Sunspring Metal Corp.	391,069	346,504
#	Supreme Electronics Co. Ltd.	1,619,602	2,013,256
#	Swancor Holding Co. Ltd.	100,000	368,298
#	Sweeten Real Estate Development Co. Ltd.	687,465	540,667
#	Symtek Automation Asia Co. Ltd.	213,069	670,029
	Syncmold Enterprise Corp.	401,750	833,138
#	Synmosa Biopharma Corp.	969,632	1,009,622
	Systex Corp.	556,388	1,367,354
#	TA Chen Stainless Pipe	6,924,504	8,118,089
#	Ta Liang Technology Co. Ltd.	171,000	315,599
#	Ta Ya Electric Wire & Cable	2,468,875	1,971,188
	Ta Yih Industrial Co. Ltd.	106,000	124,084
	Tah Hsin Industrial Corp.	221,092	505,442
#	TAI Roun Products Co. Ltd.	201,000	107,333
#	TA-I Technology Co. Ltd.	397,788	582,814
#*	Tai Tung Communication Co. Ltd.	478,267	234,530
	Taichung Commercial Bank Co. Ltd.	17,299,893	7,703,053
#	TaiDoc Technology Corp.	223,470	1,457,736
#	Taiflex Scientific Co. Ltd.	667,340	918,381
#	Taimide Tech, Inc.	401,262	537,812
#	Tainan Enterprises Co. Ltd.	263,370	194,301
#	Tainan Spinning Co. Ltd.	4,142,044	2,494,863
#	Tai-Saw Technology Co. Ltd.	235,120	308,707
	TaiSol Electronics Co. Ltd.	63,000	85,597
#	Taisun Enterprise Co. Ltd.	714,648	826,385
#	Taita Chemical Co. Ltd.	948,828	765,384
	TAI-TECH Advanced Electronics Co. Ltd.	45,000	133,018
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	427,113	503,744
#	Taiwan Cogeneration Corp.	1,460,566	1,819,023
	Taiwan FamilyMart Co. Ltd.	16,000	100,018
#	Taiwan Fertilizer Co. Ltd.	229,000	491,132
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	628,075
#	Taiwan FU Hsing Industrial Co. Ltd.	620,000	833,046
	Taiwan Hon Chuan Enterprise Co. Ltd.	953,468	2,362,451
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	637,120	878,304
*	Taiwan Kolin Co. Ltd.	1,356,000	0
*††	Taiwan Land Development Corp.	2,845,991	191,057
#	Taiwan Line Tek Electronic	144,185	131,047
	Taiwan Navigation Co. Ltd.	824,777	795,210
#	Taiwan Paiho Ltd.	951,287	1,943,073
	Taiwan PCB Techvest Co. Ltd.	1,040,238	1,289,719
	Taiwan Pelican Express Co. Ltd.	13,000	22,553
	Taiwan Sakura Corp.	723,803	1,530,082
	Taiwan Sanyo Electric Co. Ltd.	417,400	493,219
	Taiwan Secom Co. Ltd.	248,000	851,107
#	Taiwan Semiconductor Co. Ltd.	816,000	2,206,841
#	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,708,938
	Taiwan Steel Union Co. Ltd.	18,000	51,706
#	Taiwan Styrene Monomer	1,843,209	855,021
	Taiwan Surface Mounting Technology Corp.	913,388	2,654,837
	Taiwan Taxi Co. Ltd.	81,888	213,302

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Taiwan TEA Corp.	2,026,897	$1,296,740
	Taiwan Union Technology Corp.	893,000	1,561,188
#	Taiwan-Asia Semiconductor Corp.	1,159,804	1,605,430
	Taiyen Biotech Co. Ltd.	383,883	433,874
#	TCI Co. Ltd.	366,746	1,768,510
	Te Chang Construction Co. Ltd.	258,206	251,464
#	Team Group, Inc.	232,000	220,108
#	Tehmag Foods Corp.	116,380	1,000,715
#	Ten Ren Tea Co. Ltd.	140,980	162,458
	Tera Autotech Corp.	91,885	56,712
	Test Research, Inc.	598,820	1,233,052
#	Test Rite International Co. Ltd.	1,117,495	812,134
	Tex-Ray Industrial Co. Ltd.	311,000	125,186
	Thermaltake Technology Co. Ltd.	44,000	38,254
#	Thinking Electronic Industrial Co. Ltd.	286,204	1,339,341
#	Thye Ming Industrial Co. Ltd.	391,135	536,031
#	Ting Sin Co. Ltd.	147,000	86,999
	Ton Yi Industrial Corp.	2,830,644	1,553,084
	Tong Hsing Electronic Industries Ltd.	269,976	1,774,623
#	Tong Yang Industry Co. Ltd.	1,476,741	2,484,135
#*	Tong-Tai Machine & Tool Co. Ltd.	769,892	357,809
	Top Union Electronics Corp.	68,000	55,338
*	TOPBI International Holdings Ltd.	397,096	154,647
	Topco Scientific Co. Ltd.	582,087	3,008,234
	Topco Technologies Corp.	182,720	470,778
	Topkey Corp.	267,000	1,313,976
#	Topoint Technology Co. Ltd.	428,898	410,088
#	Toung Loong Textile Manufacturing	347,000	329,412
#	TPK Holding Co. Ltd.	1,356,000	1,559,200
	Trade-Van Information Services Co.	255,000	516,996
	Transart Graphics Co. Ltd.	18,000	35,636
	Transcend Information, Inc.	761,000	1,625,152
	Transcom, Inc.	69,000	300,299
*	TrueLight Corp.	37,000	31,816
#	Tsang Yow Industrial Co. Ltd.	239,000	235,975
	Tsann Kuen Enterprise Co. Ltd.	293,686	319,456
#	TSC Auto ID Technology Co. Ltd.	98,470	570,848
	TSRC Corp.	1,989,200	1,724,017
	Ttet Union Corp.	153,000	793,237
	TTFB Co. Ltd.	36,000	276,783
#	TTY Biopharm Co. Ltd.	841,979	1,991,125
#	Tung Ho Steel Enterprise Corp.	1,665,630	2,889,661
#	Tung Thih Electronic Co. Ltd.	232,000	1,169,600
#	Turvo International Co. Ltd.	131,922	503,459
#	TXC Corp.	1,104,053	3,239,384
#	TYC Brother Industrial Co. Ltd.	848,980	900,672
*	Tycoons Group Enterprise	1,619,767	436,446
#	Tyntek Corp.	1,029,039	652,747
#	UDE Corp.	251,000	319,889
	U-Ming Marine Transport Corp.	1,101,000	1,547,526
	Unic Technology Corp.	79,000	40,125
	Unictron Technologies Corp.	17,000	51,253
#	Union Bank Of Taiwan	7,833,772	3,502,940
	Unitech Computer Co. Ltd.	341,804	348,335
*	Unitech Printed Circuit Board Corp.	2,178,937	1,243,992
	United Integrated Services Co. Ltd.	595,951	3,055,447
	United Orthopedic Corp.	312,935	312,681
	United Radiant Technology	366,000	194,780
#*	United Recommend International Co. Ltd.	41,000	113,521

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	United Renewable Energy Co. Ltd.	2,484,437	$1,834,905
††	Unity Opto Technology Co. Ltd.	2,760,500	71,223
	Univacco Technology, Inc.	32,000	32,238
	Universal Cement Corp.	1,620,433	1,187,450
#	Universal Vision Biotechnology Co. Ltd.	104,000	1,142,092
	Unizyx Holding Corp.	1,122,430	1,170,941
#	UPC Technology Corp.	2,827,124	1,436,469
#*	UPI Semiconductor Corp.	92,000	1,023,748
#	Userjoy Technology Co. Ltd.	195,587	448,090
#	USI Corp.	2,981,156	2,284,178
*	Usun Technology Co. Ltd.	209,200	186,684
#	Utechzone Co. Ltd.	203,000	553,939
#	UVAT Technology Co. Ltd.	55,000	118,610
#	Ve Wong Corp.	556,696	619,446
#	Ventec International Group Co. Ltd.	223,000	489,359
#	VIA Labs, Inc.	50,000	404,223
#	Via Technologies, Inc.	398,000	982,060
*	Victory New Materials Ltd. Co.	327,832	109,583
#	Viking Tech Corp.	118,000	232,395
	Visual Photonics Epitaxy Co. Ltd.	557,772	1,378,169
#	Vivotek, Inc.	136,704	365,795
#	Wafer Works Corp.	1,548,251	2,473,104
#	Waffer Technology Corp.	296,000	407,623
	Wah Hong Industrial Corp.	144,021	126,856
	Wah Lee Industrial Corp.	617,300	1,814,632
	Walsin Technology Corp.	154,000	526,443
#	Walton Advanced Engineering, Inc.	1,110,197	470,801
	WAN HWA Enterprise Co.	401,238	160,892
#	We & Win Development Co. Ltd.	161,000	48,687
	We&Win Diversification Co. Ltd.	95,000	38,089
	WEI Chih Steel Industrial Co. Ltd.	26,000	19,149
	Wei Chuan Foods Corp.	1,258,000	854,027
*††	Wei Mon Industry Co. Ltd.	3,075,282	0
#	Weikeng Industrial Co. Ltd.	1,360,459	1,203,061
#	Well Shin Technology Co. Ltd.	319,000	478,800
#	WELLELL, Inc.	220,500	187,406
#	Wha Yu Industrial Co. Ltd.	328,000	182,788
#	Wholetech System Hitech Ltd.	207,000	329,727
#	Winmate, Inc.	140,000	352,581
#	Winstek Semiconductor Co. Ltd.	241,000	384,029
††	Wintek Corp.	5,447,000	62,418
#	WinWay Technology Co. Ltd.	48,000	625,124
	Wisdom Marine Lines Co. Ltd.	1,396,241	3,205,555
	Wistron Information Technology & Services Corp.	32,000	83,845
#	Wistron NeWeb Corp.	1,090,155	2,736,804
	Wowprime Corp.	257,000	1,060,229
	WT Microelectronics Co. Ltd.	1,339,450	3,103,471
	WUS Printed Circuit Co. Ltd.	599,737	555,992
	XAC Automation Corp.	302,000	250,633
	XinTec, Inc.	318,000	1,377,901
#	X-Legend Entertainment Co. Ltd.	96,000	132,252
*††	XPEC Entertainment, Inc.	192,135	0
#	Xxentria Technology Materials Corp.	487,207	1,073,847
	Yankey Engineering Co. Ltd.	2,000	10,989
#	YC INOX Co. Ltd.	1,293,609	1,325,469
#	YCC Parts Manufacturing Co. Ltd.	132,000	188,622
#	Yea Shin International Development Co. Ltd.	620,076	473,877
#	Yem Chio Co. Ltd.	1,684,518	790,117
	Yen Sun Technology Corp.	8,000	8,396

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Yeong Guan Energy Technology Group Co. Ltd.	308,987	$592,001
#	YFC-Boneagle Electric Co. Ltd.	393,000	400,529
	YFY, Inc.	1,023,212	825,520
#	Yi Jinn Industrial Co. Ltd.	669,284	383,511
	Yi Shin Textile Industrial Co. Ltd.	28,000	31,791
#*	Yieh Phui Enterprise Co. Ltd.	3,252,049	1,779,358
#	Yonyu Plastics Co. Ltd.	279,600	310,190
#	Young Fast Optoelectronics Co. Ltd.	335,872	356,360
#	Youngtek Electronics Corp.	415,666	945,146
#	Yuanta Futures Co. Ltd.	342,827	543,712
	Yuen Chang Stainless Steel Co. Ltd.	60,000	41,755
	Yuen Foong Yu Consumer Products Co. Ltd.	131,000	170,038
	Yulon Finance Corp.	64,897	388,635
	Yulon Motor Co. Ltd.	1,827,056	2,802,993
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	608,314
#	Yungshin Construction & Development Co. Ltd.	371,000	750,370
	YungShin Global Holding Corp.	758,015	1,033,885
	Yusin Holding Corp.	6,721	18,724
	Zeng Hsing Industrial Co. Ltd.	210,107	941,823
#	Zenitron Corp.	654,000	656,444
#	Zero One Technology Co. Ltd.	522,226	686,097
	Zhong Yang Technology Co. Ltd.	7,819	11,813
	Zig Sheng Industrial Co. Ltd.	1,191,732	448,111
	ZillTek Technology Corp.	40,000	314,844
#*	Zinwell Corp.	1,123,586	646,440
#	Zippy Technology Corp.	409,948	567,595
#	ZongTai Real Estate Development Co. Ltd.	570,688	528,318
TOTAL TAIWAN			705,643,316
THAILAND — (2.6%)
	AAPICO Hitech PCL, NVDR	90,970	52,145
	AAPICO Hitech PCL	827,632	474,410
	Absolute Clean Energy PCL	5,527,500	402,437
	Advanced Information Technology PCL	3,426,000	553,782
	AEON Thana Sinsap Thailand PCL	189,800	855,930
*	After You PCL	1,014,600	259,094
	AgriPure Holdings PLC	342,400	51,160
*	AgriPure Holdings PLC	26,750	0
	AI Energy PCL	150,750	13,515
	AJ Plast PCL	662,588	266,403
	Allianz Ayudhya Capital PCL	195,200	232,002
	Alucon PCL	2,200	11,176
	Amanah Leasing PCL	1,775,700	195,853
	Amata Corp. PCL	3,248,310	1,588,416
*	Ananda Development PCL	6,937,600	254,435
	AP Thailand PCL	9,499,316	2,516,119
*	Aqua Corp. PCL	1,423,200	22,038
	Asia Plus Group Holdings PCL	7,988,300	690,106
	Asia Sermkij Leasing PCL, NVDR	1,434,500	1,402,934
	Asian Insulators PCL	1,590,850	252,825
	Asian Sea Corp. PCL, Class F	740,500	321,869
	Asiasoft Corp. PCL	811,200	328,359
	Bangchak Corp. PCL	1,011,100	810,308
*	Bangkok Airways PCL	3,001,300	770,505
	Bangkok Insurance PCL	198,381	1,455,117
	Bangkok Land PCL	49,104,170	1,360,670
*	Bangkok Ranch PCL	2,178,000	189,340
*††	Bangkok Rubber Pub Co.	14,600	0
	BCPG PCL	2,883,700	799,069

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	BEC World PCL	2,705,248	$918,653
*	Better World Green PCL	14,328,300	315,293
	BG Container Glass PCL	596,800	170,236
*	Bound & Beyond PCL	74,300	24,827
	Business Online PCL	391,400	111,646
	Cal-Comp Electronics Thailand PCL, Class F	12,497,033	855,543
	CH Karnchang PCL	4,182,300	2,431,438
	Charoong Thai Wire & Cable PCL, Class F	726,000	124,254
	Chularat Hospital PCL, Class F	22,939,400	2,330,708
	CIMB Thai Bank PCL	7,467,800	166,357
	CK Power PCL	5,395,200	784,143
	Communication & System Solution PCL	1,235,900	53,720
*	Country Group Development PCL	16,318,600	199,494
*	Country Group Holdings PCL, Class F	5,253,000	114,165
	Demco PCL	607,800	52,838
	Dhipaya Group Holdings PCL	2,171,100	3,450,403
	Diamond Building Products PCL	166,700	33,286
	Do Day Dream PCL	340,400	128,540
*	DOD Biotech PCL	246,400	35,477
	Dynasty Ceramic PCL	15,614,080	1,196,189
*	E for L Aim PCL	3,398,830	45,244
	Eastern Polymer Group PCL, Class F	3,667,700	966,495
	Eastern Power Group PCL	1,420,408	172,872
	Eastern Water Resources Development & Management PCL, Class F	2,649,000	496,553
	Ekachai Medical Care PCL	964,704	200,489
*	Esso Thailand PCL	4,288,300	1,234,881
	Exotic Food PCL, Class F	382,700	154,910
	Forth Corp. PCL	1,192,000	1,441,021
	Forth Smart Service PCL	869,200	462,818
	Fortune Parts Industry PCL, Class F	230,000	17,870
*	General Engineering PCL	2,241,600	12,788
	GFPT PCL	2,205,000	940,465
	Global Green Chemicals PCL, Class F	1,314,600	528,554
*††	Group Lease PCL, NVDR	1,644,700	5,447
	Gunkul Engineering PCL	3,474,880	509,762
	Haad Thip PCL	285,700	227,023
	Hana Microelectronics PCL	1,320,100	1,640,711
	Humanica PCL	250,600	79,653
	Hwa Fong Rubber Thailand PCL	407,600	71,975
	ICC International PCL	204,600	163,969
	Ichitan Group PCL	1,493,100	322,471
	Index Livingmall PCL	395,300	179,340
	Infraset PCL	667,000	76,467
	Interlink Communication PCL	794,300	166,153
*	Interlink Telecom PCL	2,587,600	288,214
	Internet Thailand PCL	795,400	123,167
	IT City PCL	152,900	29,076
*	Italian-Thai Development PCL	17,231,827	954,983
*††	ITV PCL	2,785,600	0
*	Jasmine International PCL	15,368,700	1,093,887
*	JKN Global Media PCL	638,200	67,617
	Jubilee Enterprise PCL	341,300	234,116
	JWD Infologistics PCL	1,649,700	596,061
	Kang Yong Electric PCL	6,000	57,050
	Karmarts PCL	2,573,100	336,929
	KGI Securities Thailand PCL	403,100	50,374
	Khon Kaen Sugar Industry PCL	6,254,237	594,671
	Ladprao General Hospital PCL, Class F	60,100	9,470
	Lalin Property PCL	495,500	119,803

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Lam Soon Thailand PCL	1,074,700	$145,979
	Lanna Resources PCL	695,250	426,858
	Lee Feed Mill PCL	67,000	4,405
	LH Financial Group PCL	27,752,539	897,189
	Loxley PCL	6,581,976	407,686
	LPN Development PCL	4,760,902	569,084
*	Master Ad PCL	3,883,000	54,854
*	MBK PCL	3,724,564	1,588,581
	MC Group PCL	744,400	191,105
*	MCOT PCL	658,800	90,381
	MCS Steel PCL	1,579,400	493,428
*	MDX PCL	108,900	14,733
	Mega Lifesciences PCL	809,100	1,071,546
	Millcon Steel PCL	5,433,354	125,465
	Modernform Group PCL	2,003,800	193,793
*	Mono Next PCL	4,843,100	199,987
	Muang Thai Insurance PCL	61,288	203,128
	Namyong Terminal PCL	1,933,700	199,621
	Nava Nakorn PCL	1,098,900	63,289
*	Nawarat Patanakarn PCL	2,977,100	58,232
	Netbay PCL	412,100	282,682
	Noble Development PCL	2,319,300	283,533
	Northeast Rubber PCL	3,387,800	556,810
	Origin Property PCL, Class F	2,819,350	762,090
	Pacific Pipe PCL	192,400	19,444
	PCS Machine Group Holding PCL	1,196,800	161,914
*	Plan B Media PCL, Class F	7,976,556	1,311,007
*	Platinum Group PCL, Class F	3,236,300	281,341
	Polyplex Thailand PCL	1,044,950	647,239
*	Power Solution Technologies PCL, Class F	6,276,720	315,456
	Praram 9 Hospital PCL	52,600	24,435
	Precious Shipping PCL	2,220,900	1,086,015
	Premier Marketing PCL	1,413,900	341,856
	Prima Marine PCL	4,358,500	633,468
*	Principal Capital PCL	1,537,400	290,272
	Property Perfect PCL	30,025,746	326,278
	Pruksa Holding PCL	3,089,300	1,040,677
	PTG Energy PCL	3,737,900	1,452,105
	Pylon PCL	1,089,900	130,871
	Quality Houses PCL	28,929,626	1,681,864
	R&B Food Supply PCL	215,200	74,832
*	Raimon Land PCL	9,678,200	194,563
	Rajthanee Hospital PCL	519,100	535,882
	Ratchaphruek Hospital PCL, Class F	146,400	24,857
	Ratchthani Leasing PCL	8,788,555	974,119
	Regional Container Lines PCL	1,066,200	1,086,186
	Rojana Industrial Park PCL	3,049,854	513,694
	RPCG Pcl	1,542,900	46,945
	RS PCL	2,017,800	849,658
	S 11 Group PCL	1,380,900	200,701
*	S Hotels & Resorts PCL	3,052,300	325,048
	S Kijchai Enterprise PCL, Class F	168,900	28,678
	Sabina PCL	898,200	605,144
	Saha Pathana Inter-Holding PCL	699,100	1,329,449
	Sahakol Equipment PCL	2,553,800	129,737
	Sahamitr Pressure Container PCL	728,400	310,673
	Saha-Union PCL	753,300	542,310
*	Samart Corp. PCL	2,445,500	385,327
	Samart Telcoms PCL	721,200	124,412

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Sansiri PCL	48,442,310	$1,316,009
	Sappe PCL	437,900	437,186
	SC Asset Corp. PCL	6,278,115	576,475
	SCG Ceramics PCL	2,270,300	122,736
*	SEAFCO PCL	2,398,602	224,156
*	Seafresh Industry PCL	114,000	10,344
	Sena Development PCL	2,107,633	221,012
*	SENA J Property PCL	835,300	24,961
	Sermsang Power Corp. Co. Ltd.	1,717,188	440,843
	Siam City Cement PCL	12,000	49,552
	Siamgas & Petrochemicals PCL	2,078,300	654,938
	Siamrajathanee PCL	489,480	156,910
*	Simat Technologies PCL	1,363,800	85,214
*	Singha Estate PCL	12,769,154	652,160
	Sino-Thai Engineering & Construction PCL	3,945,313	1,296,884
	SiS Distribution Thailand PCL	36,100	27,705
	SISB PCL	39,100	13,915
*	SKY ICT PCL, Class F	163,400	46,166
	SNC Former PCL	651,700	327,532
	Somboon Advance Technology PCL	935,137	452,199
	Southern Concrete Pile PCL	115,700	16,030
	SPCG PCL	1,937,400	826,329
	Sri Trang Agro-Industry PCL	2,624,200	1,547,002
	Sriracha Construction PCL	59,800	16,570
	Srisawad Finance PCL	393,300	301,840
	Srithai Superware PCL	5,685,300	194,607
	Srivichai Vejvivat PCL	997,700	300,855
	Starflex PCL	849,700	78,484
	Stars Microelectronics Thailand PCL	1,023,800	127,384
*	STP & I PCL	4,929,264	498,149
	Supalai PCL	4,210,191	2,218,900
	Super Energy Corp. PCL	68,785,900	1,326,759
	Susco PCL	2,295,900	217,053
	SVI PCL	881,200	187,922
	Synnex Thailand PCL	764,140	390,270
	Syntec Construction PCL	4,670,200	199,191
	TAC Consumer PCL, Class F	1,430,100	256,416
	Taokaenoi Food & Marketing PCL, Class F	2,024,080	393,159
	Tata Steel Thailand PCL	1,198,700	33,216
	Thai Nakarin Hospital PCL	348,500	343,198
*	Thai Reinsurance PCL	8,213,800	236,529
	Thai Rubber Latex Group PCL	1,217,800	74,768
	Thai Solar Energy PCL, Class F	3,485,274	200,728
	Thai Stanley Electric PCL, Class F	141,000	649,266
	Thai Vegetable Oil PCL	1,767,075	1,464,162
	Thai Wacoal PCL	78,000	73,900
	Thai Wah PCL, Class F	1,671,200	254,244
	Thaicom PCL	2,539,700	607,155
	Thaifoods Group PCL, Class F	3,785,600	586,197
	Thaire Life Assurance PCL, Class F	1,525,800	183,212
	Thaivivat Insurance PCL	151,400	70,333
	Thanachart Capital PCL	892,800	915,599
	Thitikorn PCL	694,300	187,674
	Thoresen Thai Agencies PCL	4,601,954	1,100,168
	Tipco Asphalt PCL	2,666,300	1,158,946
	TIPCO Foods PCL	1,106,482	261,516
	TKS Technologies PCL	834,515	215,373
	TMT Steel PCL	964,000	212,127
	TPC Power Holding PCL, Class F	1,014,800	219,170

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TPI Polene PCL	24,582,100	$1,055,140
	TPI Polene Power PCL	9,540,200	958,944
	TQM Corp. PCL	801,300	979,584
*	Triton Holding PCL	8,152,600	42,081
*	TTCL PCL	824,440	107,506
	TTW PCL	3,141,600	887,602
*	U City PLC, Class F	12,358,389	386,095
	Union Auction PCL	914,900	200,080
*	Unique Engineering & Construction PCL	2,628,670	341,349
	United Paper PCL	1,036,800	476,010
*	United Power of Asia PCL, Class F	10,276,434	72,586
	Univanich Palm Oil PCL	2,156,800	442,375
	Univentures PCL	2,521,100	173,963
	Vanachai Group PCL	1,592,659	318,013
	VGI PCL	2,047,500	242,518
	Vinythai PCL	12,200	12,891
	WHA Corp. PCL	6,216,500	506,642
	WHA Utilities & Power PCL	4,811,700	486,268
	WICE Logistics PCL	1,129,900	349,928
	Workpoint Entertainment PCL	799,040	412,436
	Ziga Innovation PCL	1,775,500	253,229
TOTAL THAILAND			105,198,030
TURKEY — (0.7%)
	Afyon Cimento Sanayi TAS	570,356	115,570
	Agesa Hayat ve Emeklilik AS	119,451	135,883
	Akcansa Cimento AS	96,876	132,528
	Aksa Akrilik Kimya Sanayii AS	572,803	1,884,007
	Aksa Enerji Uretim AS	906,198	1,528,161
	Alarko Carrier Sanayii VE Ticaret AS	898	15,525
#	Alarko Holding AS	456,636	996,580
*	Albaraka Turk Katilim Bankasi AS	3,650,381	277,905
#	Alkim Alkali Kimya AS	159,573	190,995
*	Anadolu Anonim Turk Sigorta Sirketi	656,269	225,525
	Anadolu Hayat Emeklilik AS	193,776	134,103
	Aygaz AS	295,215	612,979
*	Bagfas Bandirma Gubre Fabrikalari AS	24,948	24,737
*	Baticim Bati Anadolu Cimento Sanayii AS	1	2
#	Bera Holding AS	873,946	719,572
	Bizim Toptan Satis Magazalari AS	75,491	97,223
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	88,533	214,147
	Borusan Yatirim ve Pazarlama AS	4,035	89,887
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	29,848	62,451
	Cimsa Cimento Sanayi VE Ticaret AS	166,702	362,203
	Deva Holding AS	73,348	138,466
*	Dogan Sirketler Grubu Holding AS	1	0
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	491,010	67,502
	Dogus Otomotiv Servis ve Ticaret AS	117,142	554,865
	Eczacibasi Yatirim Holding Ortakligi AS	2,502	9,807
	EGE Endustri VE Ticaret AS	2,984	356,169
	EGE Gubre Sanayii AS	2,065	24,238
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	387,792
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	57,590	366,944
#*	Fenerbahce Futbol AS	90,646	254,969
*	Global Yatirim Holding AS	1,207,616	210,933
*††	Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari	8,540	0
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1	3
*	Goodyear Lastikleri TAS	243,750	143,189
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	321,370

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	GSD Holding AS	515,175	$115,846
#*	Hektas Ticaret TAS	1,411,573	2,596,784
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	523,213	21,378
*	Ihlas Holding AS	749,472	23,870
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	357,271	163,599
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	243,392	239,216
#*	Is Finansal Kiralama AS	878,921	185,152
	Is Yatirim Menkul Degerler AS, Class A	417,802	490,617
*	Izmir Demir Celik Sanayi AS	1,216,377	154,231
	Jantsa Jant Sanayi Ve Ticaret AS	10,787	46,959
*	Karel Elektronik Sanayi ve Ticaret AS	45,535	33,660
#*	Karsan Otomotiv Sanayii Ve Ticaret AS	86,706	34,730
	Kartonsan Karton Sanayi ve Ticaret AS	29,121	123,525
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	861,950	68,393
*	Kerevitas Gida Sanayi ve Ticaret AS	480,207	199,016
*	Konya Cimento Sanayii AS	633	39,920
#	Kordsa Teknik Tekstil AS	212,758	575,490
*	Koza Anadolu Metal Madencilik Isletmeleri AS	526,756	836,552
	Logo Yazilim Sanayi Ve Ticaret AS	236,211	604,025
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	248,822	875,892
*	Migros Ticaret AS	151,462	474,549
#*Ω	MLP Saglik Hizmetleri AS	322,448	739,336
	Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	16,126	21,035
*	NET Holding AS	569,393	355,938
*	Netas Telekomunikasyon AS	110,964	113,853
	Nuh Cimento Sanayi AS	237,902	777,294
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,185,849	247,468
	Otokar Otomotiv Ve Savunma Sanayi AS	4,883	130,721
*	Pamukova Yenilenebilir Elektrik Uretim AS	7,282	66,406
*	Parsan Makina Parcalari Sanayii AS	60,935	128,728
	Polisan Holding AS	443,358	139,064
*	Reysas Tasimacilik ve Lojistik Ticaret AS	712,126	377,215
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,360,665	1,057,462
#*	Sasa Polyester Sanayi AS	1,429,621	3,564,191
#*	Sekerbank Turk AS	3,368,091	322,544
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	357,317
	Tat Gida Sanayi AS	237,110	243,482
#	Tekfen Holding AS	547,945	780,400
*	Teknosa Ic Ve Dis Ticaret AS	425,506	196,540
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	550,748	150,905
*	Tumosan Motor ve Traktor Sanayi AS	15,813	42,523
*	Turcas Petrol AS	410,905	183,941
	Turk Prysmian Kablo ve Sistemleri AS	26,111	39,678
	Turk Traktor ve Ziraat Makineleri AS	7,712	102,587
#	Turkiye Sigorta AS	77,586	22,609
#*	Turkiye Sinai Kalkinma Bankasi AS	3,513,187	518,959
*	Ulker Biskuvi Sanayi AS	227,811	187,692
	Vestel Elektronik Sanayi ve Ticaret AS	162,610	218,824
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	341,276	281,141
*	Zorlu Enerji Elektrik Uretim AS	1,556,705	181,193
TOTAL TURKEY			30,108,680
UNITED ARAB EMIRATES — (0.8%)
	Abu Dhabi Islamic Bank PJSC	2,994,439	7,420,896
	Abu Dhabi National Insurance Co. PSC	93,791	157,315
	Abu Dhabi Ship Building Co. PJSC	215,465	212,726
	Agthia Group PJSC	786,927	1,144,566
	Air Arabia PJSC	6,089,862	3,653,430
*	Ajman Bank PJSC	2,365,597	488,885

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Amanat Holdings PJSC	2,892,817	$732,030
*	Amlak Finance PJSC	1,757,460	233,487
*	Apex Investment Co. PSC	968,494	1,308,883
*††	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	2,450,456	2,526,269
*	Arkan Building Materials Co.	3,571,284	1,159,184
	Dana Gas PJSC	9,668,141	2,635,193
*	Deyaar Development PJSC	3,766,948	514,153
	Dubai Financial Market PJSC	4,277,254	2,000,316
	Dubai Investments PJSC	4,875,961	3,069,869
*	Emaar Development PJSC	2,262,348	2,735,460
	Emirates Integrated Telecommunications Co. PJSC	185,591	309,595
*	Eshraq Investments PJSC	3,209,731	291,305
*	Gulf Navigation Holding PJSC	1,692,804	137,570
*	Gulf Pharmaceutical Industries PSC	67,736	25,295
	Islamic Arab Insurance Co.	1,416,573	219,790
*	Manazel PJSC	3,465,676	366,581
	National Central Cooling Co. PJSC	669,824	509,546
*	RAK Properties PJSC	2,768,862	523,407
	Ras Al Khaimah Ceramics	546,885	426,135
*	SHUAA Capital PSC	2,088,302	284,422
*	Union Properties PJSC	4,498,526	303,442
TOTAL UNITED ARAB EMIRATES			33,389,750
UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	6,004	33,016
TOTAL COMMON STOCKS			4,021,469,612
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
	Alpargatas SASeries D	226,786	963,844
	Banco ABC Brasil SA	321,270	1,069,844
Ω	Banco BMG SASeries B	199,949	95,451
	Banco do Estado do Rio Grande do Sul SA Class B	695,061	1,344,690
	Banco Pan SA	428,338	549,693
	Centrais Eletricas Santa CatarinaSeries A	59,700	617,296
	Cia de Saneamento do ParanaSeries A	4,294,927	3,112,807
	Cia de Transmissao de Energia Eletrica Paulista	627,378	2,763,369
	Cia Energetica do Ceara Class A	97,539	881,868
	Cia Ferro Ligas da Bahia - FERBASA	172,100	1,581,267
	Cia Paranaense de Energia	2,717,395	3,671,091
	Eucatex SA Industria e Comercio	196,878	313,918
	Grazziotin SA	12,400	68,062
	Marcopolo SA	1,801,511	860,001
	Randon SA Implementos e Participacoes	545,836	1,060,214
	Schulz SA	327,400	275,254
	Taurus Armas SA	159,774	576,830
	Track & Field Co. SA	88,500	169,847
	Unipar Carbocloro SA Class B	265,449	4,273,571
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,020,521	1,698,206
TOTAL BRAZIL			25,947,123
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	598,934	652,041
	Embotelladora Andina SA Class B	25,890	46,976
TOTAL CHILE			699,017

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA	472,331	$81,531
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	652,339	497,545
THAILAND — (0.0%)
*	U City PLC	49,104,342	1,120,556
TOTAL PREFERRED STOCKS			28,345,772
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	69,488	0
MALAYSIA — (0.0%)
*	PESTECH International Bhd Warrants 12/15/28	23,750	827
*	Yinson Holdings Bhd	286,285	28,304
TOTAL MALAYSIA			29,131
SOUTH KOREA — (0.0%)
*	HSD Engine Co. Ltd.	19,396	26,725
*	NOVAREX Co. Ltd.	581	2,370
TOTAL SOUTH KOREA			29,095
TAIWAN — (0.0%)
*	Acon Holding, Inc.	137,561	3,446
*	CCP Contact Probes Co. Ltd.	22,846	18,541
*	GlycoNex, Inc.	11,056	2,363
*	Jinan Acetate Chemical Co. Ltd.	2,580	560
*	RichWave Technology Corp.	4,719	5,753
*	Unitech Printed Circuit Board Corp.	140,711	14,099
*	Waffer Technology Corp.	23,642	7,304
*	YFC-Boneagle Electric Co. Ltd.	17,688	6,174
*	Yulon Finance Corp.	5,384	5,125
TOTAL TAIWAN			63,365
THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	1,713,000	148,916
*	Aqua W3 Warrants 03/11/2023	224,800	244
*	EP W4 Warrants 04/27/2023	355,102	2,991
*	Interlink Telecom PCL	517,520	1,546
*	MBK PCL	153,390	52,089
*	Tritn W5 Warrants 03/15/2023	1,630,520	2,215
*	United Power of Asia PCL Warrants 12/14/2021	330,340	0
TOTAL THAILAND			208,001
TOTAL RIGHTS/WARRANTS			329,592
TOTAL INVESTMENT SECURITIES (Cost $3,773,915,985)			4,050,144,976

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	6,159,956	71,252,208
TOTAL INVESTMENTS — (100.0%)
(Cost $3,845,166,702)^^			$4,121,397,184

The Emerging Markets Small Cap Series
CONTINUED
As of July 31, 2022, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	572	09/16/22	$29,759,476	$28,557,100	$(1,202,376)
Total Futures Contracts			$29,759,476	$28,557,100	$(1,202,376)
Summary of the Series' investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$11,720	—	$11,720
Brazil	$184,155,486	1,234,569	—	185,390,055
Chile	1,497,536	22,724,151	—	24,221,687
China	48,808,818	970,200,285	$7,866,720	1,026,875,823
Colombia	4,385,341	507,258	—	4,892,599
Greece	41,622	14,175,238	—	14,216,860
Hong Kong	—	2,917,706	64,405	2,982,111
Hungary	—	1,426,887	—	1,426,887
India	227,333	697,074,195	8,829	697,310,357
Indonesia	222,230	82,452,498	608,946	83,283,674
Malaysia	—	64,404,707	44,224	64,448,931
Mexico	103,773,623	6,057,108	17,745	109,848,476
Philippines	—	40,546,276	5,819	40,552,095
Poland	—	38,426,784	—	38,426,784
Qatar	—	31,401,240	—	31,401,240
Saudi Arabia	504,405	128,062,078	—	128,566,483
South Africa	5,535,965	147,992,288	—	153,528,253
South Korea	—	537,741,029	1,971,756	539,712,785
Taiwan	—	705,318,618	324,698	705,643,316
Thailand	102,995,663	2,196,920	5,447	105,198,030
Turkey	—	30,108,680	—	30,108,680
United Arab Emirates	—	33,389,750	—	33,389,750
United Kingdom	—	33,016	—	33,016
Preferred Stocks
Brazil	25,851,672	95,451	—	25,947,123
Chile	—	699,017	—	699,017
Colombia	81,531	—	—	81,531
Philippines	—	497,545	—	497,545
Thailand	1,120,556	—	—	1,120,556
Rights/Warrants
Malaysia	—	29,131	—	29,131
South Korea	—	29,095	—	29,095
Taiwan	—	63,365	—	63,365
Thailand	—	208,001	—	208,001
Securities Lending Collateral	—	71,252,208	—	71,252,208
Futures Contracts**	(1,202,376)	—	—	(1,202,376)
TOTAL	$477,999,405	$3,631,276,814	$10,918,589^	$4,120,194,808
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2022, the Trust consisted of ten operational portfolios, of which nine are included in this document and are "Master Funds" in a master-feeder structure (collectively, the "Series").
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series , The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series:
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$17,209,170
The DFA International Value Series	11,166,734
The Japanese Small Company Series	2,983,940

Federal Tax Cost
The Asia Pacific Small Company Series	$1,640,568
The United Kingdom Small Company Series	1,449,574
The Continental Small Company Series	4,794,508
The Canadian Small Company Series	1,350,062
The Emerging Markets Series	3,166,319
The Emerging Markets Small Cap Series	3,966,103
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.